GOLDMAN SACHS BOND FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 57.2%
Advertising(a)(b) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,050,000	6.250%		06/15/25	$ 1,110,375

Aerospace & Defense – 1.3%
Howmet Aerospace, Inc.(a)
1,358,000	6.875		05/01/25	1,595,650
Northrop Grumman Corp.
750,000	2.930	(a)	01/15/25	815,910
225,000	4.750		06/01/43	300,834
25,000	4.030	(a)	10/15/47	31,199
Raytheon Technologies Corp.
475,000	3.950	(a)	08/16/25	544,792
10,000	5.700		04/15/40	14,637
200,000	4.050	(a)	05/04/47	248,698
100,000	4.625	(a)	11/16/48	135,870
The Boeing Co.(a)
35,000	3.600		05/01/34	36,911
50,000	3.250		02/01/35	51,044
25,000	3.375		06/15/46	24,445
25,000	3.850		11/01/48	25,850
1,025,000	5.805		05/01/50	1,409,805
TransDigm, Inc.(a)
50,000	6.500		05/15/25	51,437
166,000	6.250	(b)	03/15/26	176,790
575,000	6.375		06/15/26	596,562
425,000	7.500		03/15/27	454,750

				6,515,184

Agriculture – 0.5%
Altria Group, Inc.(a)
820,000	3.800		02/14/24	895,407
35,000	5.800		02/14/39	46,037
BAT Capital Corp.(a)
840,000	3.222		08/15/24	909,409
25,000	4.758		09/06/49	28,748
100,000	5.282		04/02/50	123,230

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – (continued)
Reynolds American, Inc.
$700,000	4.850%		09/15/23	$ 780,934

				2,783,765

Automotive – 1.4%
Allison Transmission, Inc.(a)(b)
696,000	3.750		01/30/31	709,920
American Honda Finance Corp.
65,000	2.900		02/16/24	69,651
BMW US Capital LLC(a)(b)
30,000	3.625		04/18/29	34,693
BorgWarner, Inc.(b)
60,000	5.000		10/01/25	70,533
Ford Motor Co.(a)
27,000	9.000		04/22/25	33,170
Ford Motor Credit Co. LLC(a)
330,000	2.979		08/03/22	335,503
900,000	4.140		02/15/23	926,005
250,000	4.687		06/09/25	266,261
General Motors Co.
425,000	5.400		10/02/23	477,347
225,000	4.000		04/01/25	249,417
30,000	6.600	(a)	04/01/36	40,752
35,000	5.150	(a)	04/01/38	41,963
50,000	5.950	(a)	04/01/49	67,378
General Motors Financial Co., Inc.(a)
300,000	4.300		07/13/25	336,399
125,000	5.650		01/17/29	154,760
Hyundai Capital America
70,000	2.750		09/27/26	73,922
IHO Verwaltungs GmbH(a)(b)(c) (PIK 7.125%, Cash 6.375%)
823,000	6.375		05/15/29	903,243
Lear Corp.(a)
30,000	5.250		05/15/49	36,697
Meritor, Inc.(a)(b)
165,000	6.250		06/01/25	177,788
The Goodyear Tire & Rubber Co.(a)
790,000	9.500		05/31/25	889,738

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
The Goodyear Tire & Rubber Co.(a)
	$1,200,000	5.125%		11/15/23	$ 1,201,500

					7,096,640

Banks – 13.1%
ABN AMRO Bank NV(a)(d) (-1x 5 Year EUR Swap + 4.674%)
EUR	400,000	4.375		12/31/99	519,348
AIB Group PLC
	$1,300,000	4.750	(b)	10/12/23	1,429,194
(-1x 5 Year EUR Swap + 6.629%)
EUR	400,000	6.250	(a)(d)	12/31/99	539,828
Banco do Brasil SA(a)(d)
(10 Year CMT + 4.398%)
	$200,000	6.250		10/29/49	204,813
(10 Year CMT + 6.362%)
	200,000	9.000		06/29/49	223,063
Banco Santander SA
	800,000	2.746		05/28/25	855,120
	600,000	4.250		04/11/27	695,454
	400,000	2.749		12/03/30	412,464
(-1x 5 Year EUR Swap + 4.534%)
EUR	200,000	4.375	(a)(d)	12/31/99	244,330
Bank of America Corp.
	$425,000	4.200		08/26/24	475,796
	1,300,000	3.248	(a)	10/21/27	1,455,090
	925,000	4.183	(a)	11/25/27	1,073,314
	100,000	6.110		01/29/37	145,565
	5,000	5.875		02/07/42	7,578
(3M USD LIBOR + 0.970%)
	65,000	3.458	(a)(d)	03/15/25	70,788
(3M USD LIBOR + 0.990%)
	75,000	2.496	(a)(d)	02/13/31	79,553
(3M USD LIBOR + 1.190%)
	525,000	2.884	(a)(d)	10/22/30	574,224
(3M USD LIBOR + 1.310%)
	750,000	4.271	(a)(d)	07/23/29	892,072
(3M USD LIBOR + 1.575%)
	525,000	3.824	(a)(d)	01/20/28	602,653
(3M USD LIBOR + 1.814%)
	30,000	4.244	(a)(d)	04/24/38	37,033
(3M USD LIBOR + 1.990%)
	5,000	4.443	(a)(d)	01/20/48	6,615
(SOFR + 1.370%)
	1,050,000	1.922	(a)(d)	10/24/31	1,063,545
(SOFR + 1.530%)
	600,000	1.898	(a)(d)	07/23/31	606,840

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.150%)
	$1,975,000	2.592	%(a)(d)	04/29/31	$ 2,116,153
Barclays PLC(a)(d)
(3M USD LIBOR + 1.400%)
	1,275,000	4.610		02/15/23	1,330,870
(3M USD LIBOR + 2.452%)
	825,000	2.852		05/07/26	886,075
BNP Paribas SA(b)
	1,750,000	3.500		03/01/23	1,860,302
	550,000	3.375		01/09/25	602,211
(5 Year USD Swap + 4.149%)
	200,000	6.625	(a)(d)	12/31/99	218,376
(SOFR + 2.074%)
	350,000	2.219	(a)(d)	06/09/26	366,296
BPCE SA(b)
	1,025,000	4.000		09/12/23	1,115,518
	525,000	4.625		09/12/28	632,436
CIT Bank NA(a)(d) (SOFR + 1.715%)
	600,000	2.969		09/27/25	625,362
Citigroup, Inc.
	780,000	3.500		05/15/23	835,871
	1,050,000	3.400		05/01/26	1,184,589
	125,000	4.300		11/20/26	145,834
	1,125,000	4.450		09/29/27	1,327,916
	1,200,000	4.125		07/25/28	1,402,500
	15,000	8.125		07/15/39	26,838
(3M USD LIBOR + 0.897%)
	65,000	3.352	(a)(d)	04/24/25	70,757
(3M USD LIBOR + 1.023%)
	535,000	4.044	(a)(d)	06/01/24	580,983
(SOFR + 1.422%)
	550,000	2.976	(a)(d)	11/05/30	605,352
(SOFR + 3.914%)
	450,000	4.412	(a)(d)	03/31/31	545,522
Citizens Financial Group, Inc.(a)
	65,000	2.850		07/27/26	72,051
Commerzbank AG(a)(d) (-1x 5 Year EUR Swap + 6.363%)
EUR	400,000	6.125		03/31/99	520,770
Credit Agricole SA(a)(b)(d)
(5 Year USD Swap + 4.319%)
	250,000	6.875		12/31/99	278,195
(SOFR + 1.676%)
	$375,000	1.907		06/16/26	388,395
Credit Suisse AG
	300,000	2.950		04/09/25	328,941

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse Group AG
	$307,000	4.550%		04/17/26	$ 361,232
	875,000	4.282	(a)(b)	01/09/28	1,013,434
(3M USD LIBOR + 1.410%)
	525,000	3.869	(a)(b)(d)	01/12/29	594,079
Deutsche Bank AG
	65,000	4.100		01/13/26	72,097
(SOFR + 1.870%)
	450,000	2.129	(a)(d)	11/24/26	460,512
(SOFR + 2.159%)
	300,000	2.222	(a)(d)	09/18/24	308,445
Erste Group Bank AG(a)(d) (5 Year EUR Swap + 6.204%)
EUR	400,000	6.500		12/31/99	544,660
Fifth Third Bancorp(a)
	$25,000	3.650		01/25/24	27,261
	375,000	2.375		01/28/25	398,891
First Horizon Corp.(a)
	700,000	3.550		05/26/23	742,497
	700,000	4.000		05/26/25	781,158
HSBC Holdings PLC
	200,000	4.950		03/31/30	249,946
(3M USD LIBOR + 1.000%)
	450,000	1.220	(a)(d)	05/18/24	453,060
(3M USD LIBOR + 1.055%)
	625,000	3.262	(a)(d)	03/13/23	645,300
(3M USD LIBOR + 1.211%)
	600,000	3.803	(a)(d)	03/11/25	655,068
(SOFR + 1.538%)
	1,050,000	1.645	(a)(d)	04/18/26	1,074,475
Huntington Bancshares, Inc.(a)
	825,000	4.000		05/15/25	934,197
ING Groep NV(a)(b)(d) (1 Year CMT + 1.100%)
	950,000	1.400		07/01/26	964,924
Itau Unibanco Holding SA(a)(b)(d) (5 Year CMT + 3.222%)
	200,000	4.625		12/31/99	196,313
JPMorgan Chase & Co.(a)
	425,000	3.625		12/01/27	482,864
(3M USD LIBOR + 0.730%)
	195,000	3.559	(d)	04/23/24	208,818
(3M USD LIBOR + 0.890%)
	220,000	3.797	(d)	07/23/24	238,278
(3M USD LIBOR + 1.245%)
	1,000,000	3.960	(d)	01/29/27	1,149,480
(3M USD LIBOR + 3.800%)
	1,710,000	4.014	(d)	12/29/49	1,709,162
(SOFR + 1.160%)
	550,000	2.301	(d)	10/15/25	583,863
(SOFR + 2.040%)
	275,000	2.522	(d)	04/22/31	294,960
(SOFR + 2.515%)
	275,000	2.956	(d)	05/13/31	300,993

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 3.125%)
$800,000	4.600	%(d)	12/31/99	$ 825,184
(SOFR + 3.790%)
75,000	4.493	(d)	03/24/31	92,438
Mitsubishi UFJ Financial Group, Inc.
60,000	3.741		03/07/29	70,588
30,000	4.286		07/26/38	38,237
700,000	3.751		07/18/39	844,893
Morgan Stanley, Inc.
1,050,000	3.700		10/23/24	1,168,954
50,000	4.000		07/23/25	57,178
425,000	3.950		04/23/27	491,394
25,000	6.375		07/24/42	40,818
(3M USD LIBOR + 0.847%)
415,000	3.737	(a)(d)	04/24/24	446,449
(3M USD LIBOR + 1.400%)
1,550,000	1.615	(a)(d)	10/24/23	1,578,938
(3M USD LIBOR + 1.431%)
35,000	4.457	(a)(d)	04/22/39	45,643
(3M USD LIBOR + 1.628%)
700,000	4.431	(a)(d)	01/23/30	852,950
(SOFR + 1.034%)
750,000	1.794	(a)(d)	02/13/32	754,342
(SOFR + 1.143%)
1,275,000	2.699	(a)(d)	01/22/31	1,386,562
(SOFR + 1.152%)
800,000	2.720	(a)(d)	07/22/25	855,728
(SOFR + 3.120%)
400,000	3.622	(a)(d)	04/01/31	464,572
Natwest Group PLC
826,000	3.875		09/12/23	895,731
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(d)	05/15/23	1,206,481
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(d)	06/25/24	928,013
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(d)	03/22/25	248,591
(5 Year CMT + 2.100%)
200,000	3.754	(a)(d)	11/01/29	212,250
Santander UK PLC
1,000,000	2.875		06/18/24	1,070,790
Standard Chartered PLC(a)(b)(d) (3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,373,296
State Street Corp.(a)(d)
(3M USD LIBOR + 1.030%)
60,000	4.141		12/03/29	72,606
(SOFR + 2.650%)
25,000	3.152		03/30/31	28,495
The Bank of New York Mellon Corp.(a)
40,000	1.600		04/24/25	41,783

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Bank of Nova Scotia
$50,000	3.400%		02/11/24	$ 54,416
The PNC Financial Services Group, Inc.(a)
35,000	3.500		01/23/24	38,148
Truist Bank(a)
50,000	3.200		04/01/24	54,167
350,000	2.250		03/11/30	367,238
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	213,563
200,000	6.500	(b)	01/08/26	204,750
US Bancorp(a)
60,000	3.150		04/27/27	67,687
Wells Fargo & Co.
315,000	3.750	(a)	01/24/24	343,857
2,750,000	3.000		10/23/26	3,046,560
600,000	4.300		07/22/27	703,770
75,000	4.150	(a)	01/24/29	88,856
(3M USD LIBOR + 0.750%)
45,000	2.164	(a)(d)	02/11/26	47,308
(3M USD LIBOR + 4.240%)
75,000	5.013	(a)(d)	04/04/51	106,410
(SOFR + 1.600%)
70,000	1.654	(a)(d)	06/02/24	71,951
Westpac Banking Corp.
65,000	3.300		02/26/24	70,833
(5 Year CMT + 2.000%)
300,000	4.110	(a)(d)	07/24/34	340,671

				67,641,449

Beverages – 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
385,000	4.700		02/01/36	487,991
2,050,000	4.900		02/01/46	2,666,230
Anheuser-Busch InBev Worldwide, Inc.(a)
55,000	5.450		01/23/39	74,256
925,000	4.600		04/15/48	1,165,935
Bacardi Ltd.(a)(b)
600,000	5.300		05/15/48	828,330
Constellation Brands, Inc.(a)
625,000	4.400		11/15/25	726,862
225,000	3.700		12/06/26	257,657

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Constellation Brands, Inc.(a) – (continued)
$500,000	3.600%	02/15/28	$ 570,415
625,000	3.150	08/01/29	695,575
Keurig Dr Pepper, Inc.(a)
750,000	4.057	05/25/23	814,642
50,000	5.085	05/25/48	70,040
100,000	3.800	05/01/50	119,384
Molson Coors Beverage Co.
20,000	5.000	05/01/42	24,853
PepsiCo, Inc.(a)
40,000	2.250	03/19/25	42,816

			8,544,986

Biotechnology(a) – 0.1%
Amgen, Inc.
25,000	3.625	05/22/24	27,440
Royalty Pharma PLC(b)
425,000	1.200	09/02/25	431,562

			459,002

Building Materials(a) – 0.5%
Carrier Global Corp.
1,125,000	2.493	02/15/27	1,213,290
500,000	2.722	02/15/30	534,270
Cemex SAB de CV(b)
200,000	5.200	09/17/30	218,500
Summit Materials LLC/Summit Materials Finance Corp.(b)
413,000	5.250	01/15/29	433,650

			2,399,710

Chemicals – 2.0%
Air Products & Chemicals, Inc.(a)
50,000	2.800	05/15/50	54,872
Air Products and Chemicals, Inc.(a)
200,000	2.050	05/15/30	213,420
Axalta Coating Systems LLC(a)(b)
965,000	3.375	02/15/29	966,206
CNAC HK Finbridge Co. Ltd.
200,000	3.875	06/19/29	202,188
DuPont de Nemours, Inc.(a)
425,000	4.205	11/15/23	469,149
55,000	5.319	11/15/38	74,384
50,000	5.419	11/15/48	72,333

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Huntsman International LLC(a)
$350,000	4.500%	05/01/29	$ 404,208
Kraton Polymers LLC/Kraton Polymers Capital Corp.(a)(b)
305,000	4.250	12/15/25	311,100
Nutrition & Biosciences, Inc.(a)(b)
650,000	1.832	10/15/27	669,487
1,150,000	2.300	11/01/30	1,182,269
275,000	3.268	11/15/40	294,990
Sasol Financing USA LLC(a)
310,000	5.875	03/27/24	329,762
Syngenta Finance NV(b)
1,485,000	3.933	04/23/21	1,496,034
The Chemours Co.(a)(b)
985,000	5.750	11/15/28	1,004,700
The Sherwin-Williams Co.(a)
500,000	3.450	06/01/27	567,145
475,000	2.950	08/15/29	524,965
25,000	3.300	05/15/50	27,953
Tronox, Inc.(a)(b)
1,250,000	6.500	05/01/25	1,335,937
Valvoline, Inc.(a)(b)
315,000	3.625	06/15/31	323,663

			10,524,765

Commercial Services(a) – 1.3%
CoStar Group, Inc.(b)
625,000	2.800	07/15/30	648,650
Global Payments, Inc.
375,000	2.650	02/15/25	401,722
225,000	3.200	08/15/29	249,782
IHS Markit Ltd.(b)
550,000	4.000	03/01/26	628,496
MPH Acquisition Holdings LLC(b)
1,280,000	5.750	11/01/28	1,254,400
Nielsen Finance LLC/Nielsen Finance Co.(b)
83,000	5.875	10/01/30	93,894

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
PayPal Holdings, Inc.
$1,150,000	1.650%	06/01/25	$ 1,202,762
1,175,000	2.650	10/01/26	1,290,925
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
510,000	3.375	08/31/27	503,625
United Rentals North America, Inc.
400,000	3.875	02/15/31	420,000

			6,694,256

Computers – 1.8%
Amdocs Ltd.(a)
350,000	2.538	06/15/30	368,158
Apple, Inc.(a)
65,000	3.000	02/09/24	69,945
1,875,000	2.450	08/04/26	2,043,112
40,000	4.500	02/23/36	53,876
Dell International LLC/EMC Corp.(a)(b)
600,000	5.450	06/15/23	663,642
275,000	5.850	07/15/25	329,178
325,000	6.020	06/15/26	396,559
35,000	6.100	07/15/27	43,471
50,000	5.300	10/01/29	61,260
50,000	6.200	07/15/30	64,692
175,000	8.100	07/15/36	257,145
100,000	8.350	07/15/46	150,512
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450	10/02/23	1,431,495
615,000	4.650	10/01/24	698,997
909,000	4.900	10/15/25	1,063,984
155,000	6.350	10/15/45	204,527
HP, Inc.
30,000	6.000	09/15/41	39,141
NetApp, Inc.(a)
35,000	2.375	06/22/27	37,364
Seagate HDD Cayman(a)(b)
1,323,000	3.375	07/15/31	1,328,094

			9,305,152

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
$45,000	2.800%		03/25/27	$ 50,147

Distribution & Wholesale(a)(b) – 0.1%
H&E Equipment Services, Inc.
325,000	3.875		12/15/28	326,625
Performance Food Group, Inc.
255,000	6.875		05/01/25	272,850

				599,475

Diversified Financial Services – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,208,983
450,000	3.300	(a)	01/23/23	469,008
400,000	4.875	(a)	01/16/24	437,504
295,000	6.500	(a)	07/15/25	352,649
Air Lease Corp.
550,000	2.250		01/15/23	564,762
425,000	3.375	(a)	07/01/25	459,110
475,000	2.875	(a)	01/15/26	502,450
875,000	3.750	(a)	06/01/26	965,064
50,000	3.250	(a)	10/01/29	52,766
Ally Financial, Inc.(a)
275,000	1.450		10/02/23	280,676
American Express Co.(a)
65,000	3.400		02/22/24	70,832
165,000	2.500		07/30/24	176,327
(3M USD LIBOR + 3.285%)
345,000	3.502	(d)	12/29/49	339,394
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	448,885
675,000	2.875		02/15/25	687,089
175,000	4.250		04/15/26	189,091
Capital One Financial Corp.
325,000	3.500		06/15/23	348,465
50,000	3.900	(a)	01/29/24	54,753
320,000	3.300	(a)	10/30/24	351,651

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co.
$1,600,000	3.373%	11/15/25	$ 1,778,688
250,000	4.418	11/15/35	298,090
Global Aircraft Leasing Co. Ltd.(a)(b)(c) (PIK 7.250%, Cash 6.500%)
717,625	6.500	09/15/24	635,098
Huarong Finance II Co. Ltd.
480,000	3.750	05/29/24	505,200
200,000	5.500	01/16/25	225,593
Intercontinental Exchange, Inc.(a)
350,000	3.000	06/15/50	370,136
JAB Holdings B.V.(a)(b)
250,000	2.200	11/23/30	250,645
Mastercard, Inc.(a)
300,000	3.300	03/26/27	342,126
Nasdaq, Inc.(a)
100,000	3.250	04/28/50	109,291
Nationstar Mortgage Holdings, Inc.(a)(b)
279,000	5.125	12/15/30	291,555
OneMain Finance Corp.(a)
509,000	4.000	09/15/30	526,179
Raymond James Financial, Inc.(a)
75,000	4.650	04/01/30	92,052
Visa, Inc.(a)
100,000	2.050	04/15/30	106,769
15,000	4.150	12/14/35	19,457

			13,510,338

Electrical – 2.7%
AEP Transmission Co. LLC(a)
50,000	3.650	04/01/50	60,389
Alliant Energy Finance LLC(a)(b)
375,000	3.750	06/15/23	401,944
100,000	4.250	06/15/28	115,919
Ameren Corp.(a)
125,000	3.500	01/15/31	143,959
American Electric Power Co., Inc.(a)
250,000	2.300	03/01/30	260,840
Appalachian Power Co.(a)
30,000	3.700	05/01/50	36,020
Berkshire Hathaway Energy Co.(a)
225,000	3.250	04/15/28	256,430

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Berkshire Hathaway Energy Co.(a) – (continued)
$400,000	3.700	%(b)	07/15/30	$ 473,504
20,000	4.450		01/15/49	26,250
Calpine Corp.(a)(b)
625,000	5.000		02/01/31	653,125
645,000	3.750		03/01/31	636,937
Dominion Energy, Inc.
675,000	3.071	(e)	08/15/24	728,878
225,000	3.375	(a)	04/01/30	256,172
Exelon Corp.(a)
325,000	4.050		04/15/30	384,566
50,000	4.700		04/15/50	66,193
Exelon Generation Co. LLC(a)
35,000	3.250		06/01/25	38,202
FirstEnergy Corp.(a)
700,000	2.650		03/01/30	699,619
325,000	2.250		09/01/30	313,262
25,000	4.850		07/15/47	31,048
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	738,180
319,000	3.375		02/15/29	326,576
852,000	3.625		02/15/31	876,495
Ohio Power Co.(a)
200,000	2.600		04/01/30	218,284
Pacific Gas & Electric Co.(a)
250,000	2.100		08/01/27	254,243
425,000	2.500		02/01/31	424,792
125,000	3.300		08/01/40	125,131
35,000	4.750		02/15/44	39,133
30,000	4.950		07/01/50	35,546
275,000	3.500		08/01/50	272,500
Sempra Energy(a)
35,000	3.550		06/15/24	38,109
Southern California Edison Co.(a)
725,000	3.700		08/01/25	812,594
450,000	4.200		03/01/29	527,382

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Southern Power Co.(a)
$60,000	4.950%		12/15/46	$ 71,995
Southwestern Electric Power Co.(a)
35,000	2.750		10/01/26	37,930
Talen Energy Supply LLC(a)(b)
700,000	7.625		06/01/28	754,250
The Southern Co.(a)
1,050,000	3.250		07/01/26	1,177,239
Virginia Electric and Power Co.(a)
500,000	2.450		12/15/50	503,410
Vistra Operations Co. LLC(a)(b)
1,175,000	3.550		07/15/24	1,269,000

				14,086,046

Electrical Components & Equipment(a)(b) – 0.2%
Energizer Holdings, Inc.
1,075,000	7.750		01/15/27	1,194,594

Electronics(a)(b) – 0.1%
Sensata Technologies, Inc.
276,000	3.750		02/15/31	284,970

Engineering & Construction(a) – 0.3%
AECOM
310,000	5.125		03/15/27	344,100
Mexico City Airport Trust
400,000	4.250		10/31/26	424,000
250,000	3.875	(b)	04/30/28	258,125
310,000	5.500	(b)	07/31/47	323,950

				1,350,175

Entertainment(a)(b) – 0.4%
Cinemark USA, Inc.
665,000	8.750		05/01/25	718,200
WMG Acquisition Corp.
1,141,000	3.875		07/15/30	1,209,460

				1,927,660

Environmental(a) – 0.5%
GFL Environmental, Inc.(b)
400,000	3.750		08/01/25	408,500
1,268,000	3.500		09/01/28	1,293,360

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Environmental(a) – (continued)
Republic Services, Inc.
$675,000	1.750%	02/15/32	$ 676,478
Waste Management, Inc.
250,000	1.150	03/15/28	249,898

			2,628,236

Food & Drug Retailing(a) – 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
1,321,000	3.500	03/15/29	1,330,907
BRF SA
210,000	4.875	01/24/30	227,916
Conagra Brands, Inc.
35,000	4.300	05/01/24	39,160
Kraft Heinz Foods Co.(b)
1,122,000	4.250	03/01/31	1,249,028
Post Holdings, Inc.(b)
450,000	5.750	03/01/27	477,000
Sysco Corp.
75,000	6.600	04/01/40	109,447
275,000	6.600	04/01/50	421,569
The JM Smucker Co.
225,000	2.375	03/15/30	238,626
US Foods, Inc.(b)
374,000	6.250	04/15/25	399,713

			4,493,366

Food Service(a)(b) – 0.1%
Aramark Services, Inc.
343,000	6.375	05/01/25	367,868

Gaming(a) – 0.1%
MGM Resorts International
678,000	4.750	10/15/28	722,070

Gas(a) – 0.1%
NiSource, Inc.
100,000	3.600	05/01/30	115,749
The East Ohio Gas Co.(b)
150,000	1.300	06/15/25	153,061
125,000	2.000	06/15/30	129,143

			397,953

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 1.4%
Abbott Laboratories(a)
$50,000	4.750%		11/30/36	$ 68,882
Boston Scientific Corp.(a)
65,000	3.450		03/01/24	70,366
Centene Corp.(a)
1,050,000	3.000		10/15/30	1,109,650
CommonSpirit Health(a)
635,000	3.910		10/01/50	706,662
DaVita, Inc.(a)(b)
555,000	3.750		02/15/31	560,550
DENTSPLY SIRONA, Inc.(a)
350,000	3.250		06/01/30	389,599
DH Europe Finance II S.a.r.l.(a)
700,000	2.200		11/15/24	742,007
275,000	2.600		11/15/29	300,627
Hologic, Inc.(a)(b)
450,000	3.250		02/15/29	458,438
Stryker Corp.(a)
850,000	1.950		06/15/30	873,689
Tenet Healthcare Corp.
500,000	6.750		06/15/23	536,250
150,000	7.500	(a)(b)	04/01/25	164,250
Thermo Fisher Scientific, Inc.(a)
250,000	4.497		03/25/30	312,103
Zimmer Biomet Holdings, Inc.(a)
65,000	3.550		04/01/25	71,820
800,000	3.550		03/20/30	907,328

				7,272,221

Household Products(a) – 0.0%
Kimberly-Clark Corp.
100,000	3.100		03/26/30	114,987
10,000	2.875		02/07/50	11,221

				126,208

Insurance – 1.3%
American International Group, Inc.
150,000	4.875		06/01/22	159,299
100,000	4.125		02/15/24	110,628

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
American International Group, Inc. – (continued)
$1,075,000	3.900	%(a)	04/01/26	$ 1,225,855
375,000	4.200	(a)	04/01/28	444,844
650,000	3.400	(a)	06/30/30	743,606
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,160,150
Great-West Lifeco Finance 2018 LP(a)(b)
325,000	4.047		05/17/28	380,854
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	699,999
New York Life Insurance Co.(a)(b)
275,000	3.750		05/15/50	326,780
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	74,522
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	397,784
Willis North America, Inc.(a)
205,000	2.950		09/15/29	223,946
XLIT Ltd.
775,000	4.450		03/31/25	884,864

				6,833,131

Internet(a) – 0.6%
Amazon.com, Inc.
20,000	3.800		12/05/24	22,479
440,000	3.875		08/22/37	547,826
Booking Holdings, Inc.
175,000	4.100		04/13/25	198,674
Expedia Group, Inc.
300,000	3.600	(b)	12/15/23	320,115
125,000	4.625	(b)	08/01/27	139,405
70,000	3.800		02/15/28	74,825
GrubHub Holdings, Inc.(b)
495,000	5.500		07/01/27	518,513
Prosus NV(b)
200,000	4.027		08/03/50	207,500
200,000	3.832		02/08/51	196,400
TD Ameritrade Holding Corp.
55,000	3.300		04/01/27	61,959

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Uber Technologies, Inc.(b)
$650,000	7.500%		05/15/25	$ 701,187

				2,988,883

Iron/Steel – 0.2%
ArcelorMittal SA
325,000	4.250		07/16/29	362,300
Steel Dynamics, Inc.(a)
150,000	2.400		06/15/25	159,638
275,000	1.650		10/15/27	282,827
Vale Overseas Ltd.
134,000	6.250		08/10/26	166,076

				970,841

Lodging(a) – 0.5%
Hilton Domestic Operating Co., Inc.
1,204,000	4.875		01/15/30	1,321,390
500,000	4.000	(b)	05/01/31	525,000
MGM Resorts International
545,000	6.750		05/01/25	589,962
150,000	5.500		04/15/27	167,063

				2,603,415

Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.
175,000	2.293		04/05/27	187,082
1,275,000	2.565		02/15/30	1,368,228

				1,555,310

Media – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,012,000	4.500		02/01/24	1,123,492
1,900,000	4.908		07/23/25	2,208,978
25,000	6.484		10/23/45	35,468
Comcast Corp.
615,000	3.700	(a)	04/15/24	677,939
225,000	3.100	(a)	04/01/25	247,433
550,000	3.950	(a)	10/15/25	631,488
256,000	3.300	(a)	02/01/27	288,763

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp. – (continued)
$550,000	3.300	%(a)	04/01/27	$ 625,499
350,000	3.150	(a)	02/15/28	393,169
375,000	4.150	(a)	10/15/28	449,760
25,000	6.500		11/15/35	38,611
75,000	3.750	(a)	04/01/40	90,353
75,000	4.700	(a)	10/15/48	104,309
Cox Communications, Inc.(a)(b)
50,000	3.350		09/15/26	56,085
30,000	3.500		08/15/27	33,916
CSC Holdings LLC(a)(b)
243,000	3.375		02/15/31	239,659
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
420,000	5.375		08/15/26	341,250
Discovery Communications LLC(a)
15,000	4.900		03/11/26	17,676
50,000	5.200		09/20/47	64,896
Entercom Media Corp.(a)(b)
400,000	7.250		11/01/24	401,000
675,000	6.500		05/01/27	685,125
Fox Corp.(a)
365,000	4.030		01/25/24	401,752
iHeartCommunications, Inc.(a)(b)
300,000	4.750		01/15/28	309,000
NBCUniversal Media LLC
458,000	4.450		01/15/43	599,508
Scripps Escrow II, Inc.(a)(b)
490,000	3.875		01/15/29	510,825
TEGNA, Inc.(a)(b)
950,000	4.625		03/15/28	974,937
The Walt Disney Co.
1,125,000	4.000		10/01/23	1,225,586
35,000	3.350		03/24/25	38,797
45,000	6.650		11/15/37	70,841
Time Warner Cable LLC(a)
30,000	5.875		11/15/40	39,815
ViacomCBS, Inc.
10,000	6.875		04/30/36	14,605

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Virgin Media Finance PLC(a)(b)
$950,000	5.000%		07/15/30	$ 986,812

				13,927,347

Mining – 0.5%
Freeport-McMoRan, Inc.(a)
950,000	4.625		08/01/30	1,035,500
Glencore Finance Canada Ltd.(b)
650,000	4.250		10/25/22	691,717
Glencore Funding LLC(a)(b)
300,000	4.125		03/12/24	329,166
65,000	4.000		03/27/27	73,512
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250		05/13/30	166,275
Teck Resources Ltd.(a)
250,000	3.900		07/15/30	278,160
Vedanta Resources Finance II PLC(a)(b)
200,000	13.875		01/21/24	210,125

				2,784,455

Miscellaneous Manufacturing – 0.1%
General Electric Co.
75,000	2.700		10/09/22	77,924
125,000	3.450	(a)	05/01/27	140,987
175,000	3.625	(a)	05/01/30	199,397
30,000	5.875		01/14/38	40,661
55,000	6.875		01/10/39	80,892

				539,861

Office(a)(b) – 0.2%
Xerox Holdings Corp.
1,215,000	5.000		08/15/25	1,287,900

Oil Field Services – 1.5%
BP Capital Markets America, Inc.(a)
60,000	3.543		04/06/27	68,238
225,000	4.234		11/06/28	268,497
Chevron Corp.(a)
65,000	2.895		03/03/24	69,712
Devon Energy Corp.(a)
227,000	5.850		12/15/25	266,716

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Devon Energy Corp.(a) – (continued)
$225,000	5.600%		07/15/41	$ 274,545
Exxon Mobil Corp.(a)
35,000	3.176		03/15/24	37,770
45,000	4.227		03/19/40	55,944
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	261,769
240,000	7.288		08/16/37	351,975
Gazprom PJSC Via Gaz Finance PLC(b)
280,000	3.250		02/25/30	288,838
Halliburton Co.(a)
2,000	3.800		11/15/25	2,243
Lukoil Securities B.V.(b)
210,000	3.875		05/06/30	227,077
Marathon Petroleum Corp.(a)
625,000	4.500		05/01/23	678,844
Occidental Petroleum Corp.(a)
850,000	2.900		08/15/24	817,062
Petrobras Global Finance B.V.
20,000	5.999		01/27/28	23,400
20,000	5.093		01/15/30	22,300
Petroleos de Venezuela SA
4,280,000	6.000		10/28/22	113,420
1,110,000	5.375		04/12/27	35,520
Petroleos Mexicanos(a)(b)
180,000	6.875		10/16/25	196,857
Phillips 66
375,000	3.700		04/06/23	401,632
100,000	3.850	(a)	04/09/25	112,660
200,000	1.300	(a)	02/15/26	203,348
60,000	4.650	(a)	11/15/34	72,203
Schlumberger Holdings Corp.(a)(b)
30,000	4.300		05/01/29	34,917
Shell International Finance B.V.
35,000	2.000	(a)	11/07/24	36,874
35,000	6.375		12/15/38	54,559
Suncor Energy, Inc.
225,000	2.800		05/15/23	236,779
450,000	3.100	(a)	05/15/25	492,916

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Sunoco LP/Sunoco Finance Corp.(a)(b)
$630,000	4.500%		05/15/29	$ 654,412
Total Capital International SA(a)
45,000	3.127		05/29/50	48,938
Valero Energy Corp.
650,000	2.700		04/15/23	678,665
350,000	2.850	(a)	04/15/25	373,412
WPX Energy, Inc.(a)
340,000	5.875		06/15/28	369,750

				7,831,792

Packaging(a) – 0.1%
Ball Corp.
239,000	2.875		08/15/30	238,403
Berry Global, Inc.(b)
375,000	1.570		01/15/26	378,345

				616,748

Pharmaceuticals – 2.6%
AbbVie, Inc.(a)
60,000	3.850		06/15/24	66,070
30,000	4.550		03/15/35	37,954
650,000	4.050		11/21/39	785,343
25,000	4.875		11/14/48	33,979
750,000	4.250		11/21/49	942,142
AstraZeneca PLC
45,000	6.450		09/15/37	69,051
Bausch Health Americas, Inc.(a)(b)
200,000	9.250		04/01/26	222,750
Bausch Health Cos., Inc.(a)(b)
650,000	9.000		12/15/25	719,062
95,000	5.000		01/30/28	97,613
95,000	5.250		01/30/30	99,275
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	1,035,452
Becton Dickinson & Co.(a)
30,000	3.363		06/06/24	32,535
580,000	3.700		06/06/27	664,083
372,000	4.685		12/15/44	480,155

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Becton Dickinson & Co.(a) – (continued)
$200,000	4.669%		06/06/47	$ 261,602
25,000	3.794		05/20/50	29,684
Bristol-Myers Squibb Co.(a)
65,000	3.625		05/15/24	71,278
1,345,000	3.875		08/15/25	1,533,972
300,000	3.900		02/20/28	355,701
75,000	4.250		10/26/49	100,974
Cigna Corp.(a)
525,000	2.400		03/15/30	558,012
475,000	3.400		03/15/50	532,423
CVS Health Corp.(a)
950,000	3.375		08/12/24	1,038,312
195,000	2.625		08/15/24	208,892
450,000	3.875		07/20/25	509,481
150,000	5.125		07/20/45	201,003
175,000	4.250		04/01/50	218,585
GlaxoSmithKline Capital PLC(a)
25,000	3.000		06/01/24	27,006
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(a)(b)
235,000	7.250		08/15/26	248,512
McKesson Corp.(a)
65,000	3.796		03/15/24	71,276
Mylan, Inc.(a)
60,000	5.400		11/29/43	79,256
Pfizer, Inc.
750,000	3.450	(a)	03/15/29	875,272
200,000	2.625	(a)	04/01/30	221,764
25,000	4.400		05/15/44	33,629
Takeda Pharmaceutical Co. Ltd.(a)
680,000	2.050		03/31/30	695,014
Wyeth LLC
45,000	5.950		04/01/37	67,702
Zoetis, Inc.(a)
50,000	4.450		08/20/48	66,802

				13,291,616

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
$340,000	5.750%		03/01/27	$ 333,200
Energy Transfer Operating LP(a)
350,000	4.650		06/01/21	352,240
875,000	4.200		09/15/23	943,171
755,000	5.500		06/01/27	886,695
550,000	5.250		04/15/29	641,723
Enterprise Products Operating LLC(a)
30,000	3.750		02/15/25	33,608
(3M USD LIBOR + 2.778%)
475,000	3.003	(d)	06/01/67	409,156
EQM Midstream Partners LP(a)
435,000	4.000		08/01/24	445,875
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	207,000
Genesis Energy LP/Genesis Energy Finance Corp.(a)
260,000	6.500		10/01/25	250,900
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,097,631
Kinder Morgan, Inc.
500	7.750		01/15/32	726
40,000	3.250	(a)	08/01/50	40,058
MPLX LP(a)
50,000	4.250		12/01/27	58,537
225,000	4.800		02/15/29	270,308
200,000	4.500		04/15/38	229,062
Phillips 66 Partners LP(a)
30,000	3.750		03/01/28	32,619
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	618,174
425,000	3.850		10/15/23	453,811
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	841,880
300,000	5.625		04/15/23	329,133
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	216,370
35,000	4.000		10/01/27	38,272
75,000	5.400		10/01/47	83,805

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(a)(b)
$700,000	6.000%		12/31/30	$ 721,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
130,000	6.500		07/15/27	141,050
The Williams Cos., Inc.(a)
915,000	3.600		03/15/22	944,518
65,000	4.300		03/04/24	71,716
450,000	3.900		01/15/25	499,721
Western Midstream Operating LP(a)
100,000	5.450		04/01/44	101,000
75,000	5.300		03/01/48	74,063

				11,367,022

Real Estate Investment Trust – 3.0%
Agree LP(a)
175,000	2.900		10/01/30	185,250
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	374,192
380,000	3.375		08/15/31	435,389
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	844,160
175,000	3.875		01/30/31	196,105
American Tower Corp.(a)
925,000	3.375		05/15/24	1,006,890
500,000	2.100		06/15/30	513,230
Boston Properties LP(a)
75,000	4.125		05/15/21	75,302
Camden Property Trust(a)
65,000	3.150		07/01/29	73,197
Crown Castle International Corp.
575,000	5.250		01/15/23	628,849
1,275,000	3.150	(a)	07/15/23	1,356,217
65,000	3.100	(a)	11/15/29	71,631
75,000	3.300	(a)	07/01/30	84,106
50,000	4.150	(a)	07/01/50	60,445
Duke Realty LP(a)
300,000	1.750		07/01/30	303,588

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Healthcare Realty Trust, Inc.(a)
$175,000	2.050%	03/15/31	$ 175,157
Healthpeak Properties, Inc.(a)
65,000	3.500	07/15/29	73,903
Kilroy Realty LP(a)
500,000	4.750	12/15/28	588,650
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(a)(b)
813,000	3.875	02/15/29	827,227
Mid-America Apartments LP(a)
325,000	1.700	02/15/31	324,821
MPT Operating Partnership LP/MPT Finance Corp.(a)
1,340,000	3.500	03/15/31	1,383,751
National Retail Properties, Inc.(a)
235,000	3.900	06/15/24	254,540
400,000	4.000	11/15/25	446,756
Regency Centers LP(a)
700,000	2.950	09/15/29	746,396
Simon Property Group LP(a)
20,000	3.375	10/01/24	21,750
Spirit Realty LP(a)
725,000	4.000	07/15/29	812,094
Trust Fibra Uno 1401(a)(b)
300,000	5.250	12/15/24	332,250
UDR, Inc.(a)
150,000	2.100	08/01/32	152,561
775,000	1.900	03/15/33	774,349
VEREIT Operating Partnership LP(a)
800,000	4.625	11/01/25	921,840
200,000	3.400	01/15/28	220,728
400,000	2.850	12/15/32	417,800
Welltower, Inc.(a)
65,000	3.625	03/15/24	70,881
Weyerhaeuser Co.
50,000	7.375	03/15/32	74,807
WP Carey, Inc.(a)
155,000	4.600	04/01/24	172,689
105,000	4.000	02/01/25	116,118
425,000	3.850	07/15/29	482,341

			15,599,960

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – 1.4%
1011778 BC ULC/New Red Finance, Inc.(a)(b)
$1,240,000	3.500%	02/15/29	$ 1,240,000
447,000	4.000	10/15/30	450,352
AutoNation, Inc.(a)
225,000	4.750	06/01/30	270,792
Burlington Coat Factory Warehouse Corp.(a)(b)
538,000	6.250	04/15/25	571,625
Dollar Tree, Inc.(a)
525,000	4.000	05/15/25	592,599
Group 1 Automotive, Inc.(a)(b)
115,000	4.000	08/15/28	117,588
IRB Holding Corp.(a)(b)
254,000	7.000	06/15/25	276,225
Lowe’s Cos., Inc.(a)
450,000	3.000	10/15/50	481,882
Lowe’s Cos., Inc.(a)
650,000	1.700	10/15/30	656,669
McDonald’s Corp.(a)
75,000	4.450	09/01/48	97,625
175,000	4.200	04/01/50	224,072
Ross Stores, Inc.(a)
6,000	4.700	04/15/27	7,091
Starbucks Corp.(a)
850,000	3.800	08/15/25	966,934
Target Corp.
65,000	3.500	07/01/24	72,004
The Home Depot, Inc.(a)
65,000	3.750	02/15/24	71,269
275,000	3.900	12/06/28	330,811
Tractor Supply Co.(a)
400,000	1.750	11/01/30	401,892
Walgreens Boots Alliance, Inc.(a)
275,000	4.100	04/15/50	291,335
Walmart, Inc.(a)
65,000	3.300	04/22/24	70,718

			7,191,483

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Savings & Loans(a)(b)(d) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
$400,000	3.960%		07/18/30	$ 465,928

Semiconductors – 2.2%
Applied Materials, Inc.(a)
275,000	1.750		06/01/30	285,150
15,000	4.350		04/01/47	20,778
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
500,000	3.125		01/15/25	540,425
800,000	3.875		01/15/27	898,944
53,000	3.500		01/15/28	58,318
Broadcom, Inc.(a)
1,200,000	4.700		04/15/25	1,375,824
2,331,000	3.459		09/15/26	2,585,685
Lam Research Corp.(a)
375,000	1.900		06/15/30	389,085
Microchip Technology, Inc.
525,000	3.922		06/01/21	532,516
625,000	2.670	(b)	09/01/23	654,381
NXP B.V./NXP Funding LLC(b)
1,325,000	3.875		09/01/22	1,397,968
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
275,000	3.400		05/01/30	311,790
ON Semiconductor Corp.(a)(b)
860,000	3.875		09/01/28	893,325
Qorvo, Inc.(a)
600,000	4.375		10/15/29	660,000
725,000	3.375	(b)	04/01/31	746,750

				11,350,939

Software(a) – 0.9%
Adobe, Inc.
30,000	3.250		02/01/25	33,080
450,000	2.150		02/01/27	483,890
600,000	2.300		02/01/30	647,982
Fidelity National Information Services, Inc.
60,000	4.250		05/15/28	71,171

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – (continued)
Fiserv, Inc.
$55,000	3.850%		06/01/25	$ 62,104
750,000	3.200		07/01/26	839,633
Intuit, Inc.
175,000	1.350		07/15/27	178,876
J2 Global, Inc.(b)
1,045,000	4.625		10/15/30	1,097,678
Oracle Corp.
30,000	3.850		07/15/36	36,263
30,000	3.800		11/15/37	36,041
ServiceNow, Inc.
975,000	1.400		09/01/30	950,820
VMware, Inc.
35,000	3.900		08/21/27	39,510

				4,477,048

Technology - Hardware(a) – 0.0%
QUALCOMM, Inc.
25,000	4.800		05/20/45	35,443

Telecommunication Services – 3.3%
AT&T, Inc.(a)
400,000	4.450		04/01/24	446,464
2,175,000	2.300		06/01/27	2,318,028
100,000	1.650		02/01/28	102,159
625,000	2.750		06/01/31	667,437
694,000	2.550	(b)	12/01/33	713,474
40,000	5.250		03/01/37	51,718
175,000	4.900		08/15/37	218,738
450,000	3.500		06/01/41	483,030
225,000	5.450		03/01/47	303,215
25,000	4.500		03/09/48	29,790
Bell Canada(a)
55,000	4.464		04/01/48	73,093
British Telecommunications PLC
25,000	9.625		12/15/30	41,350
Level 3 Financing, Inc.(a)(b)
645,000	4.250		07/01/28	661,125

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Sprint Capital Corp.
$10,000	6.875%		11/15/28	$ 13,188
T-Mobile USA, Inc.(a)(b)
625,000	3.500		04/15/25	690,753
375,000	1.500		02/15/26	384,143
1,050,000	3.750		04/15/27	1,193,957
1,175,000	2.050		02/15/28	1,221,941
1,100,000	3.875		04/15/30	1,273,178
60,000	4.375		04/15/40	72,873
325,000	3.000		02/15/41	336,216
Telefonica Emisiones SA
150,000	5.462		02/16/21	150,849
325,000	4.570		04/27/23	355,180
Verizon Communications, Inc.
925,000	3.376		02/15/25	1,027,222
630,000	4.329		09/21/28	757,455
575,000	3.150	(a)	03/22/30	644,448
50,000	4.125		08/15/46	61,314
925,000	4.862		08/21/46	1,241,405
18,000	5.012		04/15/49	24,923
Vodafone Group PLC
1,175,000	3.750		01/16/24	1,284,228
30,000	5.000		05/30/38	39,166

				16,882,060

Transportation(a) – 0.1%
Canadian Pacific Railway Co.
200,000	2.050		03/05/30	209,736
CSX Corp.
65,000	3.250		06/01/27	73,386
25,000	3.800		04/15/50	30,832
Union Pacific Corp.
5,000	3.799		10/01/51	6,123

				320,077

TOTAL CORPORATE OBLIGATIONS (Cost $274,688,790)				$295,007,870

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 47.1%
Collateralized Mortgage Obligations – 4.3%
Interest Only(f) – 1.7%
FHLMC REMIC Series 4314, Class SE(d) (-1x 1M USD LIBOR + 6.050%)
$541,408	5.891%	03/15/44	$ 87,437
FHLMC REMIC Series 4320, Class SD(d) (-1x 1M USD LIBOR + 6.100%)
2,766,122	5.941	07/15/39	546,188
FHLMC REMIC Series 4583, Class ST(d) (-1x 1M USD LIBOR + 6.000%)
1,050,827	5.841	05/15/46	181,886
FHLMC REMIC Series 4905, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
678,263	5.952	08/25/49	119,232
FHLMC REMIC Series 4936, Class ES(d) (-1x 1M USD LIBOR + 6.000%)
195,711	5.852	12/25/49	25,869
FHLMC REMIC Series 4936, Class PS(d) (-1x 1M USD LIBOR + 6.000%)
535,333	5.852	12/25/49	70,445
FHLMC REMIC Series 4980, Class KI
5,430,822	4.500	06/25/50	743,556
FHLMC REMIC Series 4989, Class EI
505,168	4.000	07/25/50	68,689
FHLMC REMIC Series 4998, Class GI
1,827,741	4.000	08/25/50	254,296
FHLMC REMIC Series 5009, Class DI
1,403,203	2.000	09/25/50	112,445
FHLMC REMIC Series 5020, Class IH
1,317,848	3.000	08/25/50	156,404
FHLMC STRIPS Series 304, Class C45
158,716	3.000	12/15/27	8,894
FNMA REMIC Series 2011-124, Class SC(d) (-1x 1M USD LIBOR + 6.550%)
254,214	6.402	12/25/41	46,266
FNMA REMIC Series 2012-5, Class SA(d) (-1x 1M USD LIBOR + 5.950%)
376,668	5.802	02/25/42	63,846
FNMA REMIC Series 2012-88, Class SB(d) (-1x 1M USD LIBOR + 6.670%)
258,440	6.522	07/25/42	43,925
FNMA REMIC Series 2014-6, Class SA(d) (-1x 1M USD LIBOR + 6.600%)
308,139	6.452	02/25/44	56,907

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FNMA REMIC Series 2015-34, Class LS(d) (-1x 1M USD LIBOR + 6.100%)
$660,853	5.952%	06/25/45	$ 133,530
FNMA REMIC Series 2016-69, Class BS(d) (-1x 1M USD LIBOR + 6.100%)
1,720,284	5.952	10/25/46	349,707
FNMA REMIC Series 2017-31, Class SG(d) (-1x 1M USD LIBOR + 6.100%)
786,828	5.952	05/25/47	150,062
FNMA REMIC Series 2017-86, Class SB(d) (-1x 1M USD LIBOR + 6.150%)
599,850	6.002	11/25/47	108,242
FNMA REMIC Series 2018-17, Class CS(d) (-1x 1M USD LIBOR + 3.450%)
1,260,394	2.500	03/25/48	79,598
FNMA REMIC Series 2019-41, Class SB(d) (-1x 1M USD LIBOR + 6.050%)
682,360	5.902	08/25/49	139,684
FNMA REMIC Series 2020-45, Class AI
767,460	4.000	07/25/50	97,810
FNMA REMIC Series 2020-45, Class EI
590,136	5.000	07/25/50	90,972
FNMA REMIC Series 2020-49, Class KS(d) (-1x 1M USD LIBOR + 6.100%)
687,625	5.952	07/25/50	136,402
FNMA REMIC Series 2020-60, Class KI
1,922,290	2.000	09/25/50	158,160
FNMA REMIC Series 2020-62, Class GI
947,063	4.000	06/25/48	144,620
GNMA REMIC Series 2010-101, Class S(d) (-1x 1M USD LIBOR + 6.000%)
261,719	5.848	08/20/40	51,472
GNMA REMIC Series 2010-20, Class SE(d) (-1x 1M USD LIBOR + 6.250%)
597,126	6.098	02/20/40	120,224
GNMA REMIC Series 2013-134, Class DS(d) (-1x 1M USD LIBOR + 6.100%)
80,214	5.948	09/20/43	15,969
GNMA REMIC Series 2013-152, Class SG(d) (-1x 1M USD LIBOR + 6.150%)
249,882	5.998	06/20/43	49,884
GNMA REMIC Series 2013-181, Class SA(d) (-1x 1M USD LIBOR + 6.100%)
361,208	5.948	11/20/43	71,104

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2014-132, Class SL(d) (-1x 1M USD LIBOR + 6.100%)
$377,263	5.948%	10/20/43	$ 54,757
GNMA REMIC Series 2014-133, Class BS(d) (-1x 1M USD LIBOR + 5.600%)
207,712	5.448	09/20/44	36,443
GNMA REMIC Series 2014-162, Class SA(d) (-1x 1M USD LIBOR + 5.600%)
186,167	5.448	11/20/44	31,016
GNMA REMIC Series 2015-110, Class MS(d) (-1x 1M USD LIBOR + 5.710%)
1,278,660	5.558	08/20/45	223,027
GNMA REMIC Series 2015-111, Class IM
545,046	4.000	08/20/45	59,364
GNMA REMIC Series 2015-119, Class SN(d) (-1x 1M USD LIBOR + 6.250%)
256,362	6.098	08/20/45	46,683
GNMA REMIC Series 2015-123, Class SP(d) (-1x 1M USD LIBOR + 6.250%)
304,377	6.098	09/20/45	58,487
GNMA REMIC Series 2015-167, Class AS(d) (-1x 1M USD LIBOR + 6.250%)
191,624	6.098	11/20/45	33,556
GNMA REMIC Series 2015-168, Class SD(d) (-1x 1M USD LIBOR + 6.200%)
137,989	6.048	11/20/45	27,837
GNMA REMIC Series 2015-57, Class AS(d) (-1x 1M USD LIBOR + 5.600%)
1,084,339	5.448	04/20/45	182,069
GNMA REMIC Series 2016-109, Class IH
771,092	4.000	10/20/45	87,379
GNMA REMIC Series 2016-27, Class IA
362,300	4.000	06/20/45	32,834
GNMA REMIC Series 2018-105, Class SC(d) (-1x 1M USD LIBOR + 6.200%)
281,792	6.048	08/20/48	43,201
GNMA REMIC Series 2018-122, Class HS(d) (-1x 1M USD LIBOR + 6.200%)
818,542	6.048	09/20/48	145,286
GNMA REMIC Series 2018-122, Class SE(d) (-1x 1M USD LIBOR + 6.200%)
606,414	6.048	09/20/48	94,218
GNMA REMIC Series 2018-124, Class SN(d) (-1x 1M USD LIBOR + 6.200%)
702,741	6.048	09/20/48	123,131

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2018-137, Class SN(d) (-1x 1M USD LIBOR + 6.150%)
$655,043	5.998%	10/20/48	$ 101,352
GNMA REMIC Series 2018-139, Class SQ(d) (-1x 1M USD LIBOR + 6.150%)
512,152	5.998	10/20/48	76,193
GNMA REMIC Series 2018-72, Class IB
417,508	4.000	04/20/46	54,469
GNMA REMIC Series 2019-1, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
200,049	5.898	01/20/49	29,524
GNMA REMIC Series 2019-128, Class IO
1,026,653	4.000	10/20/49	121,524
GNMA REMIC Series 2019-129, Class AI
551,198	3.500	10/20/49	61,419
GNMA REMIC Series 2019-151, Class IA
1,985,463	3.500	12/20/49	214,512
GNMA REMIC Series 2019-151, Class NI
1,569,746	3.500	10/20/49	140,117
GNMA REMIC Series 2019-20, Class SF(d) (-1x 1M USD LIBOR + 3.790%)
400,266	3.638	02/20/49	33,987
GNMA REMIC Series 2019-6, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
196,438	5.898	01/20/49	30,640
GNMA REMIC Series 2019-97, Class SC(d) (-1x 1M USD LIBOR + 6.100%)
603,780	5.948	08/20/49	92,195
GNMA REMIC Series 2019-98, Class SC(d) (-1x 1M USD LIBOR + 6.050%)
677,810	5.898	08/20/49	105,839
GNMA REMIC Series 2020-11, Class SA(d) (-1x 1M USD LIBOR + 6.050%)
1,198,120	5.898	02/20/50	201,358
GNMA REMIC Series 2020-11, Class SN(d) (-1x 1M USD LIBOR + 6.050%)
456,319	5.898	01/20/50	73,601
GNMA REMIC Series 2020-146, Class KI
2,099,955	2.500	10/20/50	204,298
GNMA REMIC Series 2020-151, Class HI
1,291,797	2.500	10/20/50	73,701
GNMA REMIC Series 2020-151, Class MI
994,413	2.500	10/20/50	119,083

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2020-173, Class AI
$1,297,029	2.500%	11/20/50	$ 80,667
GNMA REMIC Series 2020-51, Class ID
756,459	3.500	04/20/50	70,516
GNMA REMIC Series 2020-55, Class AS(d) (-1x 1M USD LIBOR + 6.050%)
1,155,396	5.898	04/20/50	199,419
GNMA REMIC Series 2020-55, Class IO
1,769,182	3.500	04/20/50	200,073
GNMA REMIC Series 2020-61, Class GI
1,489,205	5.000	05/20/50	152,941
GNMA REMIC Series 2020-61, Class SF(d) (-1x 1M USD LIBOR + 6.440%)
394,846	6.288	07/20/43	77,119
GNMA REMIC Series 2020-78, Class DI
2,417,082	4.000	06/20/50	311,823

			8,589,383

Regular Floater(d) – 0.0%
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
76,140	0.598	07/25/41	77,115

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
38,901	5.500	08/25/35	44,668
FNMA REMIC Series 2011-52, Class GB
308,798	5.000	06/25/41	353,388
FNMA REMIC Series 2012-111, Class B
25,711	7.000	10/25/42	31,628
FNMA REMIC Series 2012-153, Class B
69,131	7.000	07/25/42	86,891

			516,575

Sequential Floating Rate(d) – 2.5%
Alternative Loan Trust Series 2006-OC8, Class 2A3 (1M USD LIBOR + 0.500%)
1,804,952	0.648	11/25/36	1,590,321
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b) (1M USD LIBOR + 2.400%)
338,674	2.548	04/25/31	338,250
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b) (1M USD LIBOR + 2.300%)
610,855	2.448	08/25/31	608,890

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b) (1M USD LIBOR + 2.050%)
	$50,000	2.198%	01/25/40	$ 49,624
FHLMC REMIC Series 2020-DNA3, Class M2(b) (1M USD LIBOR + 3.000%)
	195,000	3.148	06/25/50	196,060
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(b) (1M USD LIBOR + 1.700%)
	970,000	1.848	01/25/50	962,670
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(b) (1M USD LIBOR + 1.850%)
	125,000	1.998	02/25/50	124,209
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(b) (1M USD LIBOR + 5.100%)
	705,000	5.248	06/25/50	729,649
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(b) (1M USD LIBOR + 6.000%)
	465,000	6.148	08/25/50	490,533
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(b) (1M USD LIBOR + 3.750%)
	295,000	3.898	08/25/50	297,625
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(b) (SOFR30A + 4.800%)
	713,000	4.882	10/25/50	735,394
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(b) (SOFR30A + 3.000%)
	612,000	3.077	12/25/50	612,482
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(b) (1M USD LIBOR + 3.150%)
	665,000	3.298	09/25/50	671,138
FHLMC STACR REMIC Trust Series 2020-HQA5, Class B1(b) (SOFR30A + 4.000%)
	161,000	4.082	11/25/50	165,421
FNMA Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	98,289	5.398	10/25/23	100,299
FNMA Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	524,918	4.548	01/25/24	528,120
GNMA REMIC Series 2019-4, Class SJ (-1x 1M USD LIBOR + 6.050%)
	755,838	5.898	01/20/49	119,279
GNMA REMIC Series 2019-69, Class S (-1x 1M USD LIBOR + 3.270%)
	1,416,109	3.118	06/20/49	108,818
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	707,931	0.851	08/20/56	967,780

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	583,406	0.898%	11/15/49	$ 796,933
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
	1,301,031	1.254	05/25/51	1,782,152
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	708,432	0.934	03/20/56	969,265
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)
	$175,936	3.500	07/25/49	180,612

				13,125,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 22,308,597

Commercial Mortgage-Backed Securities(b) – 0.5%
Sequential Fixed Rate – 0.4%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D
	$500,000	3.000%	07/15/49	$ 395,995
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
	500,000	2.500	11/15/52	367,610
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class D
	650,000	2.600	02/15/53	551,669
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D
	350,000	3.000	09/10/50	312,444
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
	387,000	2.500	03/15/53	303,524
GS Mortgage Securities Trust Series 2019-GC42, Class D
	200,000	2.800	09/01/52	185,672
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
	150,000	3.250	01/15/60	113,123

				2,230,037

Sequential Floating Rate – 0.1%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(d) (1M USD LIBOR + 0.900%)
	33,727	1.059	09/15/35	33,589
BANK 2018-BNK10 Series 2018-BN10, Class D
	200,000	2.600	02/15/61	157,966
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
	150,000	3.507	02/15/50	134,160

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
$250,000	4.891%	11/15/51	$ 224,128

			549,843

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 2,779,880

Federal Agencies – 42.3%
Adjustable Rate FHLMC(d) – 0.0%
$23,375	2.297%	09/01/35	$ 24,622

FHLMC – 1.0%
93,260	6.000	08/01/27	103,916
10,189	5.000	08/01/33	11,634
1,814	5.000	09/01/33	2,071
2,446	5.000	10/01/33	2,793
2,518	5.000	11/01/34	2,882
141,615	5.000	12/01/34	162,064
3,606	5.000	07/01/35	4,126
529	5.000	11/01/35	605
28,290	5.000	03/01/39	32,216
4,404	5.000	05/01/39	5,015
13,810	5.000	04/01/40	15,928
2,809	5.000	08/01/40	3,239
34,867	4.000	02/01/41	38,466
753	5.000	04/01/41	868
2,388	5.000	06/01/41	2,751
1,012,076	4.000	03/01/48	1,087,427
1,069,485	4.000	04/01/48	1,140,699
2,331,993	4.500	08/01/48	2,607,106

			5,223,806

GNMA – 24.4%
26,516	5.500	11/15/32	29,683
16,973	5.500	01/15/33	18,520
30,549	5.500	02/15/33	34,588
32,528	5.500	03/15/33	36,788
38,332	5.500	07/15/33	43,510
14,609	5.500	08/15/33	16,345
8,477	5.500	09/15/33	9,459
18,887	5.500	04/15/34	21,047
7,723	5.500	05/15/34	8,370
146,339	5.500	09/15/34	166,645
155,237	5.500	12/15/34	176,582
102,686	5.500	01/15/35	117,255
467	5.500	05/15/36	515
5,061	4.000	02/20/41	5,598
7,901	4.000	11/20/41	8,730
1,314	4.000	01/20/42	1,452
4,209	4.000	04/20/42	4,651
2,576	4.000	10/20/42	2,839
719,330	4.000	08/20/43	791,663
4,242	4.000	03/20/44	4,669
5,134	4.000	05/20/44	5,640
357,125	4.000	11/20/44	392,366
82,988	4.000	12/20/44	91,177

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$23,470	4.000%	05/20/45		$ 25,742
90,254	4.000	07/20/45		98,991
510,897	4.000	01/20/46		559,397
800,572	3.500	04/20/47		860,462
2,414,493	4.500	05/20/48		2,612,930
3,554,545	4.500	08/20/48		3,841,123
443,689	5.000	08/20/48		486,401
1,411,212	4.500	09/20/48		1,524,988
364,894	5.000	09/20/48		400,021
3,353,905	5.000	10/20/48		3,675,728
1,968,856	5.000	11/20/48		2,154,701
1,963,856	5.000	12/20/48		2,149,229
4,293,117	4.500	01/20/49		4,633,539
3,820,555	5.000	01/20/49		4,177,307
1,604,090	4.000	02/20/49		1,717,394
2,049,146	4.000	03/20/49		2,193,246
88,407	4.500	03/20/49		95,390
313,756	5.000	03/20/49		342,710
1,534,518	4.000	05/20/49		1,640,989
2,349,799	4.500	10/20/49		2,530,636
2,802,936	4.500	12/20/49		3,004,922
915,576	4.500	03/20/50		979,950
952,717	4.500	04/20/50		1,021,372
53,000,000	2.000	TBA-30yr	(g)	55,422,073
18,000,000	2.500	TBA-30yr	(g)	19,044,124
8,000,000	3.000	TBA-30yr	(g)	8,364,756

				125,546,213

UMBS – 7.7%
608	6.000	06/01/21		613
2,221	5.500	09/01/23		2,300
1,451	5.500	10/01/23		1,503
910	5.500	05/01/25		923
7,417	4.500	02/01/39		8,307
4,938	4.500	04/01/39		5,547
7,034	4.500	08/01/39		7,894
96,375	4.500	12/01/39		108,135
98,067	4.500	06/01/40		109,607
34,441	4.500	08/01/41		38,495
57,178	3.000	12/01/42		62,642
128,143	3.000	01/01/43		140,421
35,286	3.000	02/01/43		38,703
13,099	3.000	03/01/43		14,367
196,228	3.000	04/01/43		215,228
32,839	3.000	05/01/43		36,018
46,204	3.000	06/01/43		50,677
14,735	3.000	07/01/43		16,175
38,949	5.000	06/01/44		44,000
17,844	3.500	03/01/45		19,145
551,899	3.000	04/01/45		593,092
1,687,461	4.500	04/01/45		1,926,670
193,352	4.500	05/01/45		220,882
930,370	4.500	06/01/45		1,038,363
430,869	4.000	11/01/45		469,568
128,923	4.000	03/01/46		140,286
81,761	4.000	06/01/46		88,844
22,368	4.000	08/01/46		24,306
141,697	4.000	10/01/46		153,972
144,340	4.000	06/01/47		158,214
754,223	4.500	07/01/47		830,500

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$323,731	4.500%	11/01/47	$ 357,280
398,509	4.000	12/01/47	438,308
1,195,381	4.000	01/01/48	1,313,644
2,352,709	4.000	02/01/48	2,579,140
1,756,106	4.000	03/01/48	1,923,141
1,220,410	4.000	06/01/48	1,339,623
808,775	4.000	08/01/48	882,976
600,260	4.500	09/01/48	670,907
2,759,573	5.000	11/01/48	3,145,724
2,811,177	4.500	01/01/49	3,043,646
3,000,000	3.000	09/01/49	3,237,978
6,243,655	5.000	10/01/49	6,916,495
1,967,657	3.000	07/01/50	2,078,606
994,317	3.000	08/01/50	1,050,443
4,000,000	3.000	12/01/50	4,312,304

			39,855,612

UMBS, 30 Year, Single Family(g) – 9.2%
9,000,000	3.500	TBA-30yr	9,514,690
11,000,000	2.000	TBA-30yr	11,434,793
5,000,000	2.500	TBA-30yr	5,272,459
12,000,000	3.000	TBA-30yr	12,572,334
7,000,000	4.500	TBA-30yr	7,586,250
1,000,000	5.000	TBA-30yr	1,106,562

			47,487,088

TOTAL FEDERAL AGENCIES			$ 218,137,341

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $237,645,311)			$ 243,225,818

Agency Debenture(h) – 0.0%
Israel Government AID Bond
$40,000	5.500%	09/18/33	$ 58,777
(Cost $38,576)

Asset-Backed Securities(d) – 7.0%
Collateralized Loan Obligations – 5.0%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3M USD LIBOR + 1.300%)
$1,300,000	1.537%	01/15/33	$ 1,300,819
AMMC CLO 15 Ltd. Series 2014-15A, Class DRR(b) (3M USD LIBOR + 3.400%)
750,000	3.637	01/15/32	729,084
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b) (3M USD LIBOR + 1.090%)
2,009,000	1.308	04/20/31	1,998,861
Crown City CLO I Series 2020-1A, Class A2(b) (3M USD LIBOR + 2.550%)
1,200,000	2.857	07/20/30	1,203,230
Crown City CLO I Series 2020-1A, Class B(b) (3M USD LIBOR + 3.030%)
1,000,000	3.337	07/20/30	1,000,134

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(d) – (continued)
Collateralized Loan Obligations – (continued)
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1(b) (3M USD LIBOR + 1.860%)
$2,350,000	2.078%	07/20/31	$ 2,357,297
Halseypoint CLO 3 Ltd. Series 2020-3A, Class A1A(b) (3M USD LIBOR + 1.450%)
1,675,000	1.629	11/30/32	1,681,357
KREF Ltd. Series 2018-FL1, Class A(b) (1M USD LIBOR + 1.100%)
1,950,000	1.253	06/15/36	1,946,643
Magnetite XXIV Ltd. Series 2019-24A, Class A(b) (3M USD LIBOR + 1.330%)
2,000,000	1.567	01/15/33	2,002,948
Marble Point CLO XIV Ltd. Series 2018-2A, Class A1(b) (3M USD LIBOR + 1.330%)
3,000,000	1.548	01/20/32	2,997,438
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	1.524	02/20/31	497,661
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
298,102	2.928	07/25/59	310,655
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3M USD LIBOR + 1.360%)
1,200,000	1.589	04/14/33	1,199,996
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
1,475,000	1.339	06/15/36	1,450,937
Steele Creek CLO Ltd. Series 2019-1A, Class D(b) (3M USD LIBOR + 4.100%)
1,350,000	4.337	04/15/32	1,350,445
TICP CLO VIII Ltd. Trust Series 2017-8A, Class A1(b) (1M USD LIBOR + 1.230%)
2,000,000	1.448	10/20/30	2,000,050
Whitehorse Ltd. Series 2014-9A, Class AR(b) (3M USD LIBOR + 1.160%)
496,043	1.378	07/17/26	495,845
Zais CLO Ltd. Series 2020-15A, Class A1(b) (3M USD LIBOR + 2.555%)
1,275,000	2.777	07/28/30	1,283,339

			25,806,739

Home Equity – 0.4%
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
832	0.768	01/25/32	798
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
17,513	7.000	09/25/37	17,774

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(d) – (continued)
Home Equity – (continued)
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
$257	0.748%	11/25/32	$ 219
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
1,108,145	0.378	04/25/37	1,023,840
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
2,795,812	0.368	04/25/37	1,027,108

			2,069,739

Student Loan – 1.6%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
531,524	0.435	09/26/33	518,864
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,203,264	1.198	12/27/66	3,231,323
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,279,849	1.298	09/25/65	1,292,758
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
152,111	0.335	01/25/27	150,771
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
886,712	0.355	10/25/28	881,382
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
652,841	0.545	01/25/22	622,704
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
184,439	0.965	04/25/23	178,969
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
423,588	1.865	07/25/22	422,097
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
718,918	1.915	07/25/23	723,544

			8,022,412

TOTAL ASSET-BACKED SECURITIES (Cost $35,531,515)			$ 35,898,890

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 1.5%
Sovereign – 1.5%
Dominican Republic(b)
	$150,000	4.500%		01/30/30	$ 162,328
	310,000	6.400		06/05/49	363,959
	200,000	5.875		01/30/60	219,250
Mexico Government International Bond
	200,000	4.500		04/22/29	234,500
Republic of Abu Dhabi(b)
	480,000	3.875		04/16/50	583,050
Republic of Brazil
	200,000	3.875		06/12/30	211,000
Republic of Colombia(a)
	230,000	3.000		01/30/30	241,644
	330,000	3.125		04/15/31	350,295
	470,000	4.125		05/15/51	522,170
Republic of Ecuador(b)
	41,572	0.000	(i)	07/31/30	19,643
	34,740	0.500	(e)	07/31/30	22,320
Republic of Egypt(b)
	200,000	4.550		11/20/23	207,063
	620,000	8.875		05/29/50	726,756
Republic of Indonesia
EUR	250,000	2.150	(b)	07/18/24	324,501
	$200,000	3.850		10/15/30	232,188
Republic of Peru(a)
	280,000	2.780		12/01/60	281,820
	170,000	3.230		07/28/21	169,915
Republic of Qatar(b)
	200,000	4.400		04/16/50	260,000
Republic of Romania
EUR	20,000	2.875		03/11/29	27,579
	500,000	3.624	(b)	05/26/30	727,645
	$130,000	3.000	(b)	02/14/31	139,141
EUR	70,000	2.000	(b)	01/28/32	89,551

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Romania – (continued)
EUR	80,000	3.375	%(b)	01/28/50	$ 112,147
	70,000	3.375		01/28/50	98,129
	$230,000	4.000	(b)	02/14/51	250,125
Ukraine Government Bond(b)
	430,000	7.253		03/15/33	468,700
United Mexican States(a)
	624,000	3.771		05/24/61	648,804

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $6,835,582)					$ 7,694,223

Municipal Debt Obligations – 1.0%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009(a)
	$210,000	7.550%		04/01/39	$ 368,718
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
	900,000	5.874		06/01/40	1,352,583

					1,721,301

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
	115,000	6.630		02/01/35	131,750
	730,000	7.350		07/01/35	870,350
Illinois State GO Bonds Taxable-Pension Series 2003
	530,000	5.100		06/01/33	570,391

					1,572,491

New York – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
	800,000	5.175		11/15/49	937,416
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
	375,000	4.810		10/15/65	519,945

					1,457,361

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270		02/15/50	354,972

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,175,709)					$ 5,106,125

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 9.1%
United States Treasury Bonds(j)
$1,100,000	3.625%		02/15/44	$ 1,556,156
3,510,000	2.250		08/15/49	4,015,111
7,860,000	1.625		11/15/50	7,819,472
United States Treasury Inflation Indexed Notes(j)
1,245,519	0.125		07/15/22	1,284,411
United States Treasury Notes
16,060,000	0.250		12/31/25	16,070,037
60,000	1.625	(j)	09/30/26	63,947
15,920,000	0.625		12/31/27	15,895,125
40,000	0.625	(j)	05/15/30	39,094

TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,176,310)				$ 46,743,353

Shares	Dividend Rate			Value

Investment Company(k) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,314,005	0.026%			$ 1,314,005
(Cost $1,314,005)

TOTAL INVESTMENTS – 123.1% (Cost $606,405,798)				$ 635,049,061

LIABILITIES IN EXCESS OF OTHER ASSETS – (23.1)%				(119,283,157)

NET ASSETS – 100.0%				$ 515,765,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Pay-in-kind securities.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $130,318,041 which represents approximately 25.3% of the Fund’s net assets as of December 31, 2020.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $58,777, which represents approximately 0.0% of the Fund’s net assets as of December 31, 2020.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	629,278	EUR	389,253	03/17/21	$9,080
	AUD	3,783,000	NZD	3,993,384	03/17/21	44,190
	AUD	3,502,241	USD	2,675,246	03/11/21	26,411
	AUD	1,352,614	USD	1,022,972	03/17/21	20,490
	BRL	4,001,852	USD	756,583	01/05/21	13,958
	BRL	2,363,466	USD	454,263	02/02/21	555
	CAD	3,562,883	USD	2,788,980	03/17/21	10,645
	CHF	821,963	USD	930,257	03/17/21	329
	CNH	15,558,034	USD	2,371,950	03/17/21	8,237
	COP	8,522,428,565	USD	2,354,405	01/29/21	140,949
	EUR	362,296	JPY	45,638,115	03/17/21	987
	EUR	1,137,146	PLN	5,135,665	03/17/21	16,413
	EUR	10,986,506	USD	12,976,733	01/21/21	452,092
	EUR	11,258,899	USD	13,668,592	03/17/21	110,081
	GBP	350,136	EUR	386,764	03/17/21	5,719
	GBP	1,895,221	USD	2,460,472	01/13/21	131,562
	GBP	1,568,867	USD	2,095,466	03/17/21	51,000
	IDR	36,366,067,613	USD	2,560,531	01/06/21	48,413
	IDR	11,366,567,015	USD	800,181	03/05/21	12,917
	ILS	2,472,196	USD	760,055	03/17/21	10,326
	INR	480,166,339	USD	6,460,656	01/27/21	95,784
	JPY	888,542,304	USD	8,540,301	03/17/21	72,770
	JPY	164,632,535	USD	1,590,775	03/18/21	5,109
	KRW	6,761,805,547	USD	6,033,453	01/08/21	181,847
	KRW	4,096,487,980	USD	3,606,254	01/15/21	159,167
	KRW	4,096,487,980	USD	3,674,442	02/19/21	90,695
	MXN	23,188,257	USD	1,138,226	03/17/21	16,868
	NOK	1,560,609	EUR	147,964	03/17/21	882
	NOK	39,089,056	USD	4,442,242	03/17/21	115,376
	NZD	5,273,819	USD	3,709,868	03/17/21	85,872
	PHP	22,813,088	USD	472,987	01/15/21	1,620
	PHP	43,608,438	USD	906,052	02/08/21	242
	RUB	14,352,074	USD	186,671	01/25/21	6,723
	RUB	81,927,248	USD	1,058,316	02/08/21	43,869
	SEK	7,888,679	EUR	778,948	03/17/21	6,339
	SEK	39,781,000	USD	4,724,965	02/26/21	113,047
	SEK	3,929,070	USD	475,151	03/17/21	2,801
	SGD	1,816,878	USD	1,360,585	03/17/21	14,287
	THB	107,334,033	USD	3,562,435	03/17/21	20,592
	TRY	3,832,663	USD	455,495	01/11/21	58,365
	TRY	4,415,851	USD	552,804	01/19/21	37,474
	TRY	3,017,908	USD	379,123	01/25/21	23,386
	TRY	12,520,176	USD	1,541,901	03/17/21	92,087
	TWD	26,482,208	USD	935,996	01/04/21	6,891
	TWD	64,233,458	USD	2,285,047	02/05/21	13,904
	TWD	13,211,010	USD	467,448	02/17/21	6,386
	TWD	12,682,921	USD	456,056	03/05/21	324
	USD	530,080	CAD	673,007	03/11/21	1,255
	USD	455,919	CNH	2,979,980	03/17/21	19
	USD	432,921	JPY	44,629,396	03/17/21	307
	USD	1,276,032	KRW	1,384,499,555	01/08/21	3,430
	USD	80,431	KRW	87,434,475	02/19/21	69
	USD	377,036	MXN	7,529,388	03/17/21	1,969
	USD	758,547	THB	22,606,849	03/17/21	3,885
	USD	2,047,105	TWD	57,056,177	02/05/21	5,033
	USD	188,355	ZAR	2,781,326	03/17/21	946
	ZAR	14,669,955	USD	974,625	03/17/21	13,855

TOTAL						$2,417,829

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	1,011,000	USD	796,293	03/11/21	$(1,886)
	EUR	388,420	GBP	348,856	03/17/21	(1,942)
	EUR	1,944,374	NOK	20,791,463	03/17/21	(44,667)
	EUR	389,557	NZD	670,790	03/17/21	(6,049)
	HUF	176,884,384	EUR	496,367	03/17/21	(11,654)
	MXN	27,823,188	USD	1,389,975	03/17/21	(3,997)
	PLN	1,772,709	EUR	395,582	03/17/21	(9,417)
	PLN	3,075,647	USD	835,663	03/17/21	(12,064)
	SEK	8,723,075	EUR	870,000	03/17/21	(3,589)
	TWD	52,136,866	USD	1,870,190	02/05/21	(4,182)
	TWD	13,266,607	USD	476,188	02/17/21	(361)
	USD	1,849,512	AUD	2,421,248	03/11/21	(18,260)
	USD	4,721,080	AUD	6,295,374	03/17/21	(135,426)
	USD	762,762	BRL	4,001,852	01/05/21	(7,779)
	USD	6,354,634	CAD	8,129,933	03/17/21	(33,664)
	USD	636,138	CHF	564,524	03/03/21	(2,710)
	USD	1,381,833	CNH	9,047,245	03/17/21	(2,284)
	USD	2,457,514	COP	8,534,525,310	01/29/21	(41,383)
	USD	16,670,508	EUR	14,070,091	01/21/21	(527,389)
	USD	6,361,670	EUR	5,249,011	03/17/21	(62,085)
	USD	6,914,582	GBP	5,368,014	01/13/21	(427,080)
	USD	2,603,684	GBP	1,928,512	03/17/21	(34,833)
	USD	2,571,051	IDR	36,366,067,613	01/06/21	(37,893)
	USD	1,886,594	ILS	6,131,712	03/17/21	(24,158)
	USD	5,779,837	INR	428,536,569	01/27/21	(71,626)
	USD	1,408,622	JPY	145,920,878	03/17/21	(5,859)
	USD	1,284,520	JPY	132,937,506	03/18/21	(4,126)
	USD	6,637,756	KRW	7,457,609,790	01/08/21	(217,111)
	USD	3,674,672	KRW	4,096,487,980	01/15/21	(90,748)
	USD	667,749	MXN	13,576,135	03/17/21	(8,528)
	USD	1,466,128	NOK	12,849,265	03/01/21	(32,172)
	USD	5,502,695	NOK	47,956,366	03/17/21	(88,811)
	USD	4,286,125	NZD	6,050,645	03/17/21	(68,722)
	USD	476,731	RUB	36,161,795	01/25/21	(10,547)
	USD	943,445	RUB	71,544,490	02/08/21	(19,058)
	USD	4,953,070	SEK	41,701,485	02/26/21	(118,504)
	USD	7,529,691	SEK	63,661,826	03/17/21	(214,454)
	USD	1,517,176	SGD	2,017,406	03/17/21	(9,440)
	USD	1,448,017	THB	43,661,556	03/17/21	(9,495)
	USD	546,826	TRY	4,551,204	01/11/21	(63,372)
	USD	902,403	TRY	7,228,811	01/19/21	(63,892)
	USD	255,196	TRY	2,061,349	01/25/21	(19,733)
	USD	940,001	TWD	26,482,208	01/04/21	(2,886)
	USD	463,172	TWD	13,079,501	02/05/21	(4,951)
	USD	663,837	ZAR	9,900,419	03/17/21	(3,267)
	ZAR	2,819,520	USD	190,214	03/17/21	(231)

TOTAL						$(2,582,285)

FORWARD SALES CONTRACTS — At December 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/21	$(3,000,000)	$(3,198,047)
UMBS, 30 Year, Single Family	4.000%	TBA-30yr	01/14/21	(5,000,000)	$(5,339,453)

TOTAL (Proceeds Receivable: $8,522,578)					$(8,537,500)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	102	03/22/21	$21,783,375	$(141,726)
10 Year U.S. Treasury Notes	241	03/22/21	33,276,828	23,239
20 Year U.S. Treasury Bonds	140	03/22/21	24,246,250	(187,831)

Total				$(306,318)

Short position contracts:
Australian 10 Year Government Bonds	(11)	03/15/21	(1,248,577)	(432)
Ultra 10 Year U.S. Treasury Notes	(98)	03/22/21	(15,323,219)	41,131
2 Year U.S. Treasury Notes	(69)	03/31/21	(15,247,383)	(10,176)
5 Year U.S. Treasury Notes	(311)	03/31/21	(39,237,023)	(32,665)

Total				$(2,142)

TOTAL FUTURES CONTRACTS				$(308,460)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(a)	3M WIBOR(b)	12/16/21	PLN	18,330		$(5,097)	$(874)	$(4,223)
1M BID Average(a)	4.12%(a)	01/03/22	BRL	1,300		6,124	3,860	2,264
1M BID Average(a)	4.230(a)	01/02/23		6,130		8,565	(3,932)	12,497
Mexico Interbank TIIE 28 Days(c)	4.400(c)	03/15/23	MXN	117,130	(d)	12,143	1,481	10,662
6M EURO(e)	(0.250)(f)	03/17/23	EUR	3,710	(d)	24,659	26,983	(2,324)
2.500(b)	3M CNY(b)	03/17/23	CNY	11,840	(d)	(22)	7,532	(7,554)
6M WIBOR(e)	0.345(f)	06/16/23	PLN	3,830	(d)	2,103	(4,199)	6,302
3M JIBAR(b)	4.000(b)	06/16/23	ZAR	16,216	(d)	5,118	(230)	5,348
6M CDOR(e)	0.700(e)	11/18/23	CAD	29,930	(d)	26,560	602	25,958
1M BID Average(a)	4.930(a)	01/02/24	BRL	1,840		4,477	(801)	5,278
6M CDOR(e)	0.750(e)	03/17/24	CAD	22,320	(d)	62,469	27,707	34,762
0.250(e)	3M LIBOR(b)	03/17/24		$16,590	(d)	4,037	22,022	(17,985)
1M LIBOR + 0.900%(b)	3M LIBOR(b)	07/25/24		41,260		(13,851)	13,848	(27,699)
6M CDOR(e)	0.810(e)	09/30/24	CAD	27,540	(d)	(14,292)	2,476	(16,768)
6M CDOR(e)	0.960(e)	11/09/24		66,310	(d)	93,102	52,071	41,031
0.000(b)	3M LIBOR(b)	11/10/24		$24,480		(21,197)	23	(21,220)
6M CDOR(e)	0.812(e)	11/17/24	CAD	34,000	(d)	39,898	(11,074)	50,972
0.400(e)	3M LIBOR(b)	11/17/24		$26,180	(d)	(39,671)	9,481	(49,152)
6M AUDOR(e)	0.553(e)	05/16/25	AUD	4,640	(d)	14,516	(283,086)	297,602
(0.500)(f)	6M EURO(f)	05/18/25	EUR	3,440	(d)	(11,147)	(9,513)	(1,634)
6M AUDOR(e)	0.500(e)	11/25/25	AUD	28,450	(d)	(34,069)	(23,259)	(10,810)
6M WIBOR(e)	0.750(f)	12/16/25	PLN	3,690		7,462	(773)	8,235
Mexico Interbank TIIE 28 Days(c)	4.900(c)	03/11/26	MXN	32,530	(d)	11,257	770	10,487
3M STIBOR(b)	0.000(f)	03/17/26	SEK	153,770	(d)	(141,562)	(88,283)	(53,279)
3M LIBOR(b)	0.500(e)	03/17/26		$250	(d)	496	171	325
6M NIBOR(e)	0.750(f)	03/17/26	NOK	95,630	(d)	(127,373)	(74,050)	(53,323)
3M JIBAR(b)	5.250(b)	03/17/26	ZAR	45,030	(d)	47,962	4,880	43,082

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

(0.250)%(f)	6M EURO(e)	03/17/26	EUR	7,630	(d)	$(96,569)	$(103,486)	$6,917
(0.500)(f)	6M EURO(f)	03/17/26		20,130	(d)	(93,835)	(138,399)	44,564
6M CHFOR(e)	(0.500)%(f)	03/17/28	CHF	9,630	(d)	(58,514)	(41,885)	(16,629)
(0.500)(f)	6M EURO(f)	03/17/28	EUR	8,770	(d)	(9,939)	(35,370)	25,431
6M AUDOR(e)	0.920(e)	09/04/28	AUD	34,330	(d)	(166,658)	(60,308)	(106,350)
3M NZDOR(b)	1.750(e)	03/19/30	NZD	1,210	(d)	17,402	23,818	(6,416)
6M AUDOR(e)	1.750(e)	03/19/30	AUD	3,100	(d)	35,168	28,033	7,135
0.250(e)	6M JYOR(e)	03/19/30	JPY	163,600	(d)	(12,916)	(11,107)	(1,809)
6M EURO(e)	0.050(f)	05/21/30	EUR	12,910	(d)	153,568	29,747	123,821
3M LIBOR(b)	1.750(e)	06/18/30		$3,650	(d)	70,151	77,267	(7,116)
0.750(f)	3M STIBOR(b)	06/18/30	SEK	14,310	(d)	(13,875)	(20,524)	6,649
0.250(f)	6M EURO(e)	06/18/30	EUR	11,620	(d)	(280,213)	(805,171)	524,958
1.000(e)	6M GBP(e)	06/18/30	GBP	2,400	(d)	(71,547)	(68,388)	(3,159)
3M KWCDC(b)	1.179(b)	09/11/30	KRW	1,932,190	(d)	(21,677)	(17,293)	(4,384)
(0.100)(f)	6M CHFOR(e)	09/17/30	CHF	1,440	(d)	4,929	(618)	5,547
6M AUDOR(e)	1.240(e)	10/28/30	AUD	10,770	(d)	(132,356)	(116,179)	(16,177)
1.240(f)	3M NIBOR(e)	10/29/30	NOK	91,340	(d)	188,729	(171,157)	359,886
6M AUDOR(e)	1.250(e)	11/09/30	AUD	13,670	(d)	(166,652)	(191,431)	24,779
1.430(e)	6M CDOR(e)	11/09/30	CAD	13,310	(d)	(55,480)	(39,572)	(15,908)
1.190(e)	3M LIBOR(b)	11/10/30		$9,690	(d)	105,173	68,545	36,628
0.144(e)	6M JYOR(e)	11/13/30	JPY	2,163,360	(d)	(24,069)	(84,722)	60,653
3M LIBOR(b)	1.245(e)	11/24/30		$12,660	(d)	(107,284)	(14,230)	(93,054)
6M CHFOR(e)	(0.250)(e)	03/17/31	CHF	1,700	(d)	3,851	6,785	(2,934)
6M EURO(e)	0.000(e)	03/17/31	EUR	2,060	(d)	65,642	57,427	8,215
0.000(f)	6M EURO(e)	03/17/31		1,720	(d)	(54,808)	(54,281)	(527)
6M NIBOR(e)	1.000(f)	03/18/31	NOK	24,370	(d)	(84,024)	(86,239)	2,215
6M CDOR(e)	1.500(e)	03/19/31	CAD	2,870	(d)	(15,522)	(9,480)	(6,042)
1.543(e)	3M LIBOR(b)	11/25/35		$13,910	(d)	139,773	3,959	135,814
0.260(f)	6M EURO(e)	05/21/40	EUR	6,160	(d)	3,848	(45,035)	48,883
3M LIBOR(e)	1.750(b)	06/19/40		$3,120	(d)	(2,914)	19,372	(22,286)
0.750(f)	6M EURO(e)	06/19/40	EUR	3,410	(d)	(208,607)	(399,080)	190,473
0.250(f)	6M EURO(e)	03/17/41		130	(d)	(7,996)	(7,946)	(50)
0.500(e)	6M JYOR(e)	03/19/41	JPY	71,150	(d)	846	(918)	1,764
3M LIBOR(b)	1.750(e)	06/20/50		$5,770	(d)	52,007	78,152	(26,145)
0.500(f)	6M EURO(e)	06/20/50	EUR	3,170	(d)	(226,268)	(285,411)	59,143
0.500(e)	6M JYOR(e)	06/20/50	JPY	87,330	(d)	12,298	247	12,051
0.000(f)	6M EURO(e)	03/17/51	EUR	2,630	(d)	(26,920)	(21,373)	(5,547)

TOTAL						$(1,122,591)	$(2,762,418)	$1,639,827

(a)	Payments made at maturity.

(b)	Payments made quarterly.

(c)	Payments made monthly.

(d)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

(e)	Payments made semi-annually.

(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Credit Spread at December 31, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%(b)	0.057%	Barclays Bank PLC	06/20/21	$80	$(385)	$68	$(453)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.064	Barclays Bank PLC	12/20/21	690	(6,571)	(531)	(6,040)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.057	BofA Securities LLC	06/20/21	670	(3,221)	732	(3,953)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.057	Citibank NA	06/20/21	560	(2,692)	489	(3,181)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.072	Citibank NA	06/20/22	80	(1,129)	(354)	(775)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Credit Spread at December 31, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased: (continued)
People’s Republic of China, 7.500%, 10/28/27	(1.000)%(b)	0.057%	Deutsche Bank AG (London)	06/20/21	$460	$(2,212)	$500	$(2,712)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.057	JPMorgan Securities, Inc.	06/20/21	10	(48)	9	(57)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.072	JPMorgan Securities, Inc.	06/20/22	140	(1,976)	(449)	(1,527)
Protection Sold:
Markit CMBX Series 8	3.000(c)	7.961	Citibank NA	10/17/57	700	(111,920)	(192,236)	80,316
Markit CMBX Series 10	3.000(c)	5.517	MS & Co. Int. PLC	11/17/59	600	(73,993)	(113,486)	39,493
Markit CMBX Series 11	3.000(c)	4.368	Citibank NA	11/18/54	900	(70,581)	(140,489)	69,908
Markit CMBX Series 11	3.000(c)	4.368	JPMorgan Securities, Inc.	11/18/54	350	(27,477)	(107,768)	80,291
Markit CMBX Series 11	3.000(c)	4.368	MS & Co. Int. PLC	11/18/54	1,000	(78,422)	(282,656)	204,234

TOTAL						$(380,627)	$(836,171)	$455,544

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

(c)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
ICE CD ITXEB	(1.000)%	0.480%	12/20/25	EUR	7,650	$(246,117)	$(184,644)	$(61,473)
Protection Sold:
CDX.NA.IG Index 28	1.000	0.437	06/20/22		$11,100	96,104	112,494	(16,390)
CDX.NA.IG Index 34	1.000	0.418	06/20/23		7,575	111,128	79,938	31,190
CDX.NA.IG Index 34	1.000	0.629	06/20/25		3,325	55,282	42,496	12,786
General Electric Co. 2.700%, 10/09/22	1.000	0.687	06/20/24		1,125	12,544	(13,328)	25,872
General Electric Co. 2.700%, 10/09/22	1.000	0.770	12/20/24		475	4,453	(6,001)	10,454
ICE CD ITXEX	5.000	2.440	12/20/25	EUR	2,350	343,652	217,337	126,315
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.359	06/20/24		$825	18,672	9,654	9,018
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.449	06/20/24		2,430	47,285	5,197	42,088
State of Qatar, 9.750%, 06/15/30	1.000	0.237	06/20/24		210	5,661	3,184	2,477
State of Qatar, 9.750%, 06/15/30	1.000	0.270	12/20/24		100	2,946	1,675	1,271
The Boeing Co., 8.750%, 08/15/21	1.000	1.073	06/20/24		500	(1,079)	7,524	(8,603)

TOTAL						$450,531	$275,526	$175,005

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

IBOXHY Index	0.000%	Barclays Bank PLC	03/22/21	$ 7	$146,282

(a)	Payments made quarterly.

(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	JPMorgan Securities, Inc.	0.783%	02/16/2021	2,250,000	$2,250,000	$6,684	$11,222	$(4,538)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,200,000	10,200,000	107,646	103,239	4,407
6M IRS	JPMorgan Securities, Inc.	1.100	03/17/2021	20,000,000	20,000,000	40,676	240,000	(199,324)
3M IRS	MS & Co. Int. PLC	0.610	01/15/2021	2,600,000	2,600,000	119	14,170	(14,051)
3M IRS	MS & Co. Int. PLC	0.825	02/12/2021	2,620,000	2,620,000	10,265	13,886	(3,621)

				37,670,000	$37,670,000	$165,390	$382,517	$(217,127)

Puts
6M IRS	JPMorgan Securities, Inc.	0.555	06/17/2021	20,710,000	20,710,000	89,271	92,497	(3,226)

Total purchased option contracts				58,380,000	$58,380,000	$254,660	$475,014	$(220,353)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3M IRS	BofA Securities LLC	0.293%	02/16/2021	(2,750,000)	$(2,750,000)	$(9,146)	$(10,348)	$1,202
1M IRS	Citibank NA	0.958	01/29/2021	(3,780,000)	(3,780,000)	(30,639)	(25,373)	(5,266)
3M IRS	Citibank NA	0.000	03/08/2021	(830,000)	(830,000)	(28,330)	(27,740)	(590)
3M IRS	Citibank NA	0.261	02/12/2021	(3,190,000)	(3,190,000)	(15,694)	(12,656)	(3,038)
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(3,780,000)	(3,780,000)	(14,096)	(26,933)	12,837
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(19,900,000)	(19,900,000)	(4)	(21,890)	21,886
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(19,930,000)	(19,930,000)	(3,005)	(22,919)	19,914
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(3,350,000)	(3,350,000)	(11,849)	(14,503)	2,654
3M IRS	JPMorgan Securities, Inc.	0.020	03/10/2021	(1,390,000)	(1,390,000)	(42,540)	(44,374)	1,834
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(90,113)	(103,884)	13,771
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(20,000,000)	(20,000,000)	(6,624)	(91,300)	84,676
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(20,000,000)	(20,000,000)	(16,994)	(160,000)	143,006
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(3,350,000)	(3,350,000)	(15,536)	(13,646)	(1,890)
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(3,350,000)	(3,350,000)	(8,063)	(13,930)	5,867
1M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(3,780,000)	(3,780,000)	(28,583)	(25,232)	(3,351)
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(3,780,000)	(3,780,000)	(25,519)	(25,231)	(288)
3M IRS	MS & Co. Int. PLC	0.000	03/08/2021	(550,000)	(550,000)	(18,773)	(18,312)	(461)
3M IRS	MS & Co. Int. PLC	0.021	03/02/2021	(1,380,000)	(1,380,000)	(51,844)	(45,682)	(6,162)

3M IRS	MS & Co. Int. PLC	0.390	01/15/2021	(3,170,000)	(3,170,000)	(157)	(12,912)	12,755
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(4,680,000)	(4,680,000)	(14,440)	(42,306)	27,866
1M IRS	UBS AG	0.250	01/04/2021	(3,350,000)	(3,350,000)	(7,272)	(13,886)	6,614

				(128,290,000)	$(128,290,000)	$(439,220)	$(773,057)	$333,836

Puts
1M IRS	Citibank NA	0.958	01/29/2021	(3,780,000)	(3,780,000)	(22,228)	(25,373)	3,145
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(3,780,000)	(3,780,000)	(19,987)	(26,932)	6,945
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(19,900,000)	(19,900,000)	(1,686)	(50,248)	48,562
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(19,930,000)	(19,930,000)	(9,020)	(55,804)	46,784
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(3,350,000)	(3,350,000)	(2,000)	(14,503)	12,503
6M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(20,710,000)	(20,710,000)	(56,727)	(56,207)	(520)
6M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(20,710,000)	(20,710,000)	(36,837)	(36,290)	(547)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
1M IRS	MS & Co. Int. PLC	0.251%	01/29/2021	(3,350,000)	$(3,350,000)	$(11,145)	$(13,646)	$2,501
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(3,350,000)	(3,350,000)	(8,465)	(13,930)	5,465
1M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(3,780,000)	(3,780,000)	(23,864)	(25,231)	1,367
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(3,780,000)	(3,780,000)	(17,114)	(25,231)	8,117
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(4,680,000)	(4,680,000)	(120)	(14,692)	14,572
6M IRS	UBS AG	0.250	01/04/2021	(3,350,000)	(3,350,000)	(229)	(13,886)	13,657

				(114,450,000)	$(114,450,000)	$(209,422)	$(371,973)	$162,551

Total written option contracts				(242,740,000)	$(242,740,000)	$(648,643)	$(1,145,030)	$496,387

TOTAL				(184,360,000)	$(184,360,000)	$(393,982)	$(670,016)	$276,034

Abbreviations:
1M BID Avg	—1 month Brazilian Interbank Deposit Average
1M IRS	— 1 Month Interest Rate Swaption
1Y IRS	— 1 Year Interest Rate Swaption
2M IRS	— 2 Month Interest Rate Swaption
3M IRS	— 3 Month Interest Rate Swaption
4M IRS	— 4 Month Interest Rate Swaption
6M IRS	— 6 Month Interest Rate Swaption
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
IBOXHY Index	— Markit iBoxx USD Liquid High Yield Index
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 40.6%
Aerospace & Defense – 0.9%
Northrop Grumman Corp.(a)
$1,925,000	2.930%		01/15/25	$ 2,094,169
2,750,000	3.250		01/15/28	3,110,910
105,000	4.030		10/15/47	131,035
2,275,000	5.250		05/01/50	3,373,438
Raytheon Technologies Corp.
1,775,000	3.950	(a)	08/16/25	2,035,801
775,000	4.125	(a)	11/16/28	923,722
800,000	5.700		04/15/40	1,170,936
350,000	4.050	(a)	05/04/47	435,222
200,000	4.625	(a)	11/16/48	271,740
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,693,093
300,000	3.250		02/01/35	306,264
275,000	3.375		06/15/46	268,890
100,000	3.625		03/01/48	100,898
100,000	3.850		11/01/48	103,401
2,725,000	5.805		05/01/50	3,748,019

				19,767,538

Agriculture(a) – 0.4%
Altria Group, Inc.
1,775,000	3.800		02/14/24	1,938,229
Archer-Daniels-Midland Co.
525,000	3.250		03/27/30	606,669
BAT Capital Corp.
1,685,000	3.222		08/15/24	1,824,232
2,550,000	2.259		03/25/28	2,635,756
425,000	4.758		09/06/49	488,716
225,000	5.282		04/02/50	277,268

				7,770,870

Automotive – 0.2%
Ford Motor Credit Co. LLC
1,200,000	5.875		08/02/21	1,225,490

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
General Motors Co.
	$1,425,000	5.400%		10/02/23	$ 1,600,517
	550,000	4.000		04/01/25	609,686
	200,000	5.950	(a)	04/01/49	269,510
General Motors Financial Co., Inc.(a)
	675,000	4.300		07/13/25	756,898
	300,000	5.650		01/17/29	371,424

					4,833,525

Banks – 9.9%
ABN AMRO Bank NV(a)(b) (-1x 5 year EUR Swap + 4.674%)
EUR	1,600,000	4.375		12/31/99	2,077,392
Banco Santander SA
	$2,400,000	2.746		05/28/25	2,565,360
	400,000	4.250		04/11/27	463,636
	800,000	3.306		06/27/29	899,424
	800,000	2.749		12/03/30	824,928
Bank of America Corp.
	4,810,000	4.200		08/26/24	5,384,891
	5,000,000	4.183	(a)	11/25/27	5,801,700
	350,000	6.110		01/29/37	509,478
(3M USD LIBOR + 0.990%)
	225,000	2.496	(a)(b)	02/13/31	238,660
(3M USD LIBOR + 1.190%)
	1,325,000	2.884	(a)(b)	10/22/30	1,449,232
(3M USD LIBOR + 1.370%)
	1,550,000	3.593	(a)(b)	07/21/28	1,761,172
(SOFR + 1.370%)
	5,725,000	1.922	(a)(b)	10/24/31	5,798,852
(SOFR + 1.530%)
	3,725,000	1.898	(a)(b)	07/23/31	3,767,465
(SOFR + 2.150%)
	11,075,000	2.592	(a)(b)	04/29/31	11,866,530
Barclays PLC(a)(b)
(3M USD LIBOR + 1.400%)
	2,725,000	4.610		02/15/23	2,844,409
(3M USD LIBOR + 2.452%)
	2,600,000	2.852		05/07/26	2,792,478
BNP Paribas SA(c)
	3,825,000	3.500		03/01/23	4,066,090
	900,000	3.375		01/09/25	985,437
(5 year USD Swap + 4.149%)
	650,000	6.625	(a)(b)	12/31/99	709,722
(SOFR + 2.074%)
	1,325,000	2.219	(a)(b)	06/09/26	1,386,692
BPCE SA(c)
	2,250,000	4.000		09/12/23	2,448,697

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	$1,150,000	4.625%		09/12/28	$ 1,385,336
(SOFR + 1.520%)
	1,675,000	1.652	(a)(b)	10/06/26	1,712,721
Capital One NA(a)
	1,700,000	2.650		08/08/22	1,757,222
CIT Bank NA(a)(b)(SOFR + 1.715%)
	1,500,000	2.969		09/27/25	1,563,405
CIT Group, Inc.(a)
	224,000	4.750		02/16/24	244,720
Citigroup, Inc.
	2,595,000	3.500		05/15/23	2,780,880
	2,500,000	4.600		03/09/26	2,931,125
	3,175,000	3.400		05/01/26	3,581,971
	2,450,000	4.450		09/29/27	2,891,906
	4,925,000	4.125		07/25/28	5,756,094
(3M USD LIBOR + 1.023%)
	1,795,000	4.044	(a)(b)	06/01/24	1,949,280
(SOFR + 1.422%)
	1,375,000	2.976	(a)(b)	11/05/30	1,513,380
(SOFR + 3.914%)
	1,425,000	4.412	(a)(b)	03/31/31	1,727,485
Credit Agricole SA(c)
	1,050,000	3.250		10/04/24	1,144,794
(5 year USD Swap + 4.319%)
	600,000	6.875	(a)(b)	12/31/99	667,668
(SOFR + 1.676%)
	1,275,000	1.907	(a)(b)	06/16/26	1,320,543
Credit Suisse AG
	1,175,000	2.950		04/09/25	1,288,352
Credit Suisse Group AG
	683,000	4.550		04/17/26	803,652
	1,400,000	4.282	(a)(c)	01/09/28	1,621,494
(3M USD LIBOR + 1.410%)
	1,675,000	3.869	(a)(b)(c)	01/12/29	1,895,397
(SOFR + 3.730%)
	1,925,000	4.194	(a)(b)(c)	04/01/31	2,263,550
Deutsche Bank AG(a)(b)
(SOFR + 1.870%)
	1,725,000	2.129		11/24/26	1,765,296
(SOFR + 2.159%)
	1,075,000	2.222		09/18/24	1,105,261
Erste Group Bank AG(a)(b) (5 year EUR Swap + 6.204%)
EUR	1,400,000	6.500		12/31/99	1,906,312
Fifth Third Bancorp(a)
	1,235,000	2.375		01/28/25	1,313,682

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
HSBC Holdings PLC
$600,000	4.950%		03/31/30	$ 749,838
(3M USD LIBOR + 1.000%)
850,000	1.220	(a)(b)	05/18/24	855,780
(3M USD LIBOR + 1.055%)
1,200,000	3.262	(a)(b)	03/13/23	1,238,976
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(b)	03/11/25	1,774,143
(SOFR + 1.538%)
3,625,000	1.645	(a)(b)	04/18/26	3,709,499
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,840,085
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,453,414
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	685,350
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	704,002
(3M USD LIBOR + 0.945%)
1,400,000	3.509		01/23/29	1,598,856
(3M USD LIBOR + 1.000%)
3,025,000	4.023		12/05/24	3,333,943
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,615,067
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,469,253
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	971,816
(3M USD LIBOR + 3.800%)
2,250,000	4.014		12/29/49	2,248,898
(SOFR + 2.040%)
4,625,000	2.522		04/22/31	4,960,682
(SOFR + 2.515%)
925,000	2.956		05/13/31	1,012,431
(SOFR + 3.125%)
2,350,000	4.600		12/31/99	2,423,978
(SOFR + 3.790%)
275,000	4.493		03/24/31	338,940
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	2,051,883
Morgan Stanley, Inc.
2,200,000	4.875		11/01/22	2,371,446
525,000	3.875		04/29/24	580,997
3,300,000	3.700		10/23/24	3,673,857
700,000	4.000		07/23/25	800,485
4,000,000	3.950		04/23/27	4,624,880
(3M USD LIBOR + 0.847%)
550,000	3.737	(a)(b)	04/24/24	591,679
(3M USD LIBOR + 1.628%)
1,150,000	4.431	(a)(b)	01/23/30	1,401,275
(SOFR + 0.720%)
5,100,000	0.985	(a)(b)	12/10/26	5,140,035

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.034%)
$2,625,000	1.794	%(a)(b)	02/13/32	$ 2,640,199
(SOFR + 1.143%)
8,575,000	2.699	(a)(b)	01/22/31	9,325,312
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,123,143
(SOFR + 3.120%)
1,325,000	3.622	(a)(b)	04/01/31	1,538,895
Natwest Group PLC
1,336,000	3.875		09/12/23	1,448,785
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,958,452
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,292,738
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	441,940
(5 Year CMT + 2.100%)
500,000	3.754	(a)(b)	11/01/29	530,625
Santander UK PLC
2,325,000	2.875		06/18/24	2,489,587
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,117,642
State Street Corp.(a)(b) (SOFR + 2.650%)
100,000	3.152		03/30/31	113,978
Truist Bank(a)
1,250,000	2.250		03/11/30	1,311,563
UBS Group AG(c)
2,550,000	4.125		09/24/25	2,919,801
Wells Fargo & Co.
1,135,000	3.750	(a)	01/24/24	1,238,977
2,700,000	3.000		10/23/26	2,991,168
4,150,000	4.300		07/22/27	4,867,742
(3M USD LIBOR + 4.240%)
325,000	5.013	(a)(b)	04/04/51	461,110
Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
700,000	4.110		07/24/34	794,899

				205,361,815

Beverages – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	1,077,383
6,675,000	4.900		02/01/46	8,681,505
Anheuser-Busch InBev Worldwide, Inc.
2,000,000	4.750	(a)	01/23/29	2,465,440
400,000	4.950		01/15/42	523,520
3,275,000	4.600	(a)	04/15/48	4,128,039

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
$475,000	5.550	%(a)	01/23/49	$ 672,534
925,000	4.500	(a)	06/01/50	1,165,324
Bacardi Ltd.(a)(c)
1,500,000	5.300		05/15/48	2,070,825
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,599,097
625,000	3.700		12/06/26	715,713
1,075,000	3.600		02/15/28	1,226,392
1,425,000	3.150		08/01/29	1,585,911
Keurig Dr Pepper, Inc.(a)
1,400,000	4.057		05/25/23	1,520,666
225,000	5.085		05/25/48	315,178
350,000	3.800		05/01/50	417,844

				28,165,371

Biotechnology(a)(c) – 0.1%
Royalty Pharma PLC
1,475,000	1.200		09/02/25	1,497,774

Building Materials(a) – 0.4%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,639,870
4,900,000	2.722		02/15/30	5,235,846

				8,875,716

Chemicals – 0.8%
Air Products & Chemicals, Inc.(a)
175,000	2.800		05/15/50	192,052
Air Products and Chemicals, Inc.(a)
625,000	2.050		05/15/30	666,938
CNAC HK Finbridge Co. Ltd.
200,000	3.875		06/19/29	202,188
DuPont de Nemours, Inc.(a)
925,000	4.205		11/15/23	1,021,089
975,000	4.493		11/15/25	1,138,663
75,000	5.419		11/15/48	108,500
Ecolab, Inc.
133,000	5.500		12/08/41	191,430
231,000	3.950	(a)	12/01/47	295,899

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Huntsman International LLC(a)
$850,000	4.500%		05/01/29	$ 981,649
Nutrition & Biosciences, Inc.(a)(c)
2,300,000	1.832		10/15/27	2,368,954
4,025,000	2.300		11/01/30	4,137,941
950,000	3.268		11/15/40	1,019,055
Syngenta Finance NV(c)
2,590,000	3.933		04/23/21	2,609,244
The Sherwin-Williams Co.(a)
325,000	3.125		06/01/24	351,367
1,900,000	3.450		06/01/27	2,155,151
100,000	3.300		05/15/50	111,812

				17,551,932

Commercial Services – 0.8%
CoStar Group, Inc.(a)(c)
2,225,000	2.800		07/15/30	2,309,194
DP World PLC
100,000	6.850	(c)	07/02/37	136,969
200,000	5.625		09/25/48	254,750
Global Payments, Inc.(a)
875,000	2.650		02/15/25	937,352
550,000	3.200		08/15/29	610,577
IHS Markit Ltd.(a)
2,800,000	4.000	(c)	03/01/26	3,199,616
1,775,000	4.250		05/01/29	2,136,656
PayPal Holdings, Inc.(a)
3,825,000	1.650		06/01/25	4,000,491
3,000,000	2.650		10/01/26	3,295,980

				16,881,585

Computers(a) – 1.2%
Amdocs Ltd.
1,225,000	2.538		06/15/30	1,288,553
Apple, Inc.
4,050,000	2.450		08/04/26	4,413,123
Dell International LLC/EMC Corp.(c)
1,625,000	5.450		06/15/23	1,797,364
875,000	5.850		07/15/25	1,047,384

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
$2,351,000	6.020%		06/15/26	$ 2,868,643
176,000	5.300		10/01/29	215,635
200,000	6.200		07/15/30	258,768
1,000,000	8.100		07/15/36	1,469,400
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,492,208
4,325,000	4.450		10/02/23	4,762,474
1,775,000	4.650		10/01/24	2,017,429
1,782,000	4.900		10/15/25	2,085,831
410,000	6.350		10/15/45	541,007

				25,257,819

Diversified Financial Services – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2,075,000	4.625		07/01/22	2,181,427
1,450,000	3.300	(a)	01/23/23	1,511,248
900,000	4.875	(a)	01/16/24	984,384
965,000	6.500	(a)	07/15/25	1,153,580
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,328,750
1,625,000	3.375		07/01/25	1,755,422
1,700,000	2.875		01/15/26	1,798,243
2,200,000	3.750		06/01/26	2,426,446
Ally Financial, Inc.(a)
975,000	1.450		10/02/23	995,124
American Express Co.(a)
555,000	2.500		07/30/24	593,101
700,000	3.625		12/05/24	778,022
(3M USD LIBOR + 3.285%)
1,010,000	3.502	(b)	12/29/49	993,587
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950		07/01/24	1,029,795
2,125,000	2.875		02/15/25	2,163,059
1,050,000	4.250		04/15/26	1,134,546
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,125,810

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
$1,110,000	3.300	%(a)	10/30/24	$ 1,219,790
GE Capital International Funding Co.
3,500,000	3.373		11/15/25	3,890,880
800,000	4.418		11/15/35	953,888
Huarong Finance 2017 Co. Ltd.
200,000	4.750		04/27/27	222,813
200,000	4.250		11/07/27	218,563
Huarong Finance 2019 Co. Ltd.(a)
590,000	3.875		11/13/29	627,244
Huarong Finance II Co. Ltd.
500,000	3.750		05/29/24	526,250
Intercontinental Exchange, Inc.(a)
1,100,000	3.000		06/15/50	1,163,283
JAB Holdings B.V.(a)(c)
500,000	2.200		11/23/30	501,290
Mastercard, Inc.(a)
850,000	3.300		03/26/27	969,357
Nasdaq, Inc.(a)
350,000	3.250		04/28/50	382,518
Raymond James Financial, Inc.(a)
275,000	4.650		04/01/30	337,524
Visa, Inc.(a)
325,000	2.050		04/15/30	346,999

				34,312,943

Electrical – 1.8%
AEP Transmission Co. LLC(a)
225,000	3.650		04/01/50	271,748
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	884,276
225,000	4.250		06/15/28	260,818
Ameren Corp.(a)
400,000	3.500		01/15/31	460,668
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	886,856
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,293,181
Avangrid, Inc.(a)
925,000	3.200		04/15/25	1,013,458

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Berkshire Hathaway Energy Co.(a)
$400,000	3.250%		04/15/28	$ 455,876
1,275,000	3.700	(c)	07/15/30	1,509,294
250,000	4.250	(c)	10/15/50	322,138
Dominion Energy, Inc.
1,650,000	3.071	(d)	08/15/24	1,781,703
725,000	3.375	(a)	04/01/30	825,442
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,351,433
Emera US Finance LP(a)
950,000	2.700		06/15/21	957,477
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,418,821
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,130,544
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,170,067
1,000,000	4.050		04/15/30	1,183,280
125,000	4.700		04/15/50	165,483
FirstEnergy Corp.(a)
2,175,000	2.650		03/01/30	2,173,817
1,125,000	2.250		09/01/30	1,084,369
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	1,057,314
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,777,100
Ohio Power Co.(a)
675,000	2.600		04/01/30	736,709
Pacific Gas & Electric Co.(a)
850,000	2.100		08/01/27	864,425
1,475,000	2.500		02/01/31	1,474,277
500,000	3.300		08/01/40	500,525
1,025,000	3.500		08/01/50	1,015,683
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,259,857
The Southern Co.(a)
1,730,000	3.250		07/01/26	1,939,641
Virginia Electric and Power Co.(a)
1,925,000	2.450		12/15/50	1,938,128

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Vistra Operations Co. LLC(a)(c)
$3,350,000	3.550%		07/15/24	$ 3,618,000

				37,782,408

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	424,000
440,000	3.875	(c)	04/30/28	454,300
200,000	5.500	(c)	10/31/46	208,750
420,000	5.500		07/31/47	438,900
340,000	5.500	(c)	07/31/47	355,300

				1,881,250

Environmental(a) – 0.2%
Republic Services, Inc.
1,650,000	2.500		08/15/24	1,760,616
2,525,000	1.750		02/15/32	2,530,530
Waste Management, Inc.
925,000	1.150		03/15/28	924,621

				5,215,767

Food & Drug Retailing(a) – 0.4%
Mars, Inc.(c)
525,000	2.700		04/01/25	568,013
925,000	3.200		04/01/30	1,061,687
Smithfield Foods, Inc.(c)
2,350,000	2.650		10/03/21	2,392,746
Sysco Corp.
225,000	6.600		04/01/40	328,340
875,000	6.600		04/01/50	1,341,358
The JM Smucker Co.
700,000	2.375		03/15/30	742,392
Tyson Foods, Inc.
1,250,000	3.900		09/28/23	1,361,738
				7,796,274

Gas(a) – 0.2%
NiSource, Inc.
2,500,000	3.490		05/15/27	2,833,975
325,000	3.600		05/01/30	376,184

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – (continued)
The East Ohio Gas Co.(c)
$525,000	1.300%	06/15/25	$ 535,715
525,000	2.000	06/15/30	542,399

			4,288,273

Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
1,400,000	4.250	11/15/28	1,700,188
Healthcare Providers & Services(a) – 1.1%
Banner Health
1,840,000	2.338	01/01/30	1,960,169
Centene Corp.
2,850,000	4.250	12/15/27	3,033,369
CommonSpirit Health
$2,385,000	3.910	10/01/50	2,654,155
DENTSPLY SIRONA, Inc.
1,125,000	3.250	06/01/30	1,252,282
DH Europe Finance II S.a.r.l.
1,725,000	2.200	11/15/24	1,828,517
625,000	2.600	11/15/29	683,244
1,225,000	3.250	11/15/39	1,394,185
Rush Obligated Group
850,000	3.922	11/15/29	1,003,065
Stanford Health Care
975,000	3.310	08/15/30	1,109,754
Stryker Corp.
575,000	2.625	03/15/21	576,380
475,000	3.375	11/01/25	531,268
2,825,000	1.950	06/15/30	2,903,733
Thermo Fisher Scientific, Inc.
775,000	4.497	03/25/30	967,518
300,000	4.100	08/15/47	400,695
Zimmer Biomet Holdings, Inc.
2,475,000	3.550	03/20/30	2,807,046

			23,105,380

Household Products(a) – 0.0%
Kimberly-Clark Corp.
350,000	3.100	03/26/30	402,455

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 1.0%
AIA Group Ltd.(a)(c)
$875,000	3.900%		04/06/28	$ 998,734
American International Group, Inc.
474,000	4.875		06/01/22	503,383
300,000	4.125		02/15/24	331,884
3,875,000	3.900	(a)	04/01/26	4,418,779
2,075,000	3.400	(a)	06/30/30	2,373,821
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,392,180
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,712,115
Berkshire Hathaway Finance Corp.(a)
2,075,000	1.850		03/12/30	2,187,320
Great-West Lifeco Finance 2018 LP(a)(c)
1,125,000	4.047		05/17/28	1,318,342
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,613,042
New York Life Insurance Co.(a)(c)
925,000	3.750		05/15/50	1,099,168
Principal Financial Group, Inc.(a)
2,250,000	2.125		06/15/30	2,351,610
Willis North America, Inc.(a)
700,000	2.950		09/15/29	764,694

				21,065,072

Internet(a) – 0.6%
Amazon.com, Inc.
2,300,000	5.200		12/03/25	2,796,662
1,300,000	4.800		12/05/34	1,788,059
525,000	3.875		08/22/37	653,656
Booking Holdings, Inc.
575,000	4.100		04/13/25	652,786
Expedia Group, Inc.
1,025,000	3.600	(c)	12/15/23	1,093,726
2,850,000	4.500		08/15/24	3,104,562
475,000	4.625	(c)	08/01/27	529,739
825,000	3.800		02/15/28	881,867

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
Prosus NV(c)
	$420,000	3.680%	01/21/30	$ 455,963
EUR	100,000	2.031	08/03/32	127,052
	$230,000	4.027	08/03/50	238,625
	210,000	3.832	02/08/51	206,220

				12,528,917

Iron/Steel(a) – 0.1%
Steel Dynamics, Inc.
	490,000	2.400	06/15/25	521,483
	1,075,000	1.650	10/15/27	1,105,594

				1,627,077

Machinery-Diversified(a) – 0.2%
Otis Worldwide Corp.
	625,000	2.293	04/05/27	668,150
	4,000,000	2.565	02/15/30	4,292,480

				4,960,630

Media – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
	8,750,000	4.908	07/23/25	10,172,925
	6,675,000	3.750	02/15/28	7,483,142
Comcast Corp.(a)
	1,275,000	3.700	04/15/24	1,405,483
	725,000	3.100	04/01/25	797,282
	1,300,000	3.950	10/15/25	1,492,608
	1,173,000	3.300	02/01/27	1,323,121
	1,775,000	3.300	04/01/27	2,018,654
	1,550,000	3.150	02/15/28	1,741,177
	1,775,000	4.150	10/15/28	2,128,864
	1,325,000	4.250	10/15/30	1,628,014
	325,000	3.750	04/01/40	391,531
	275,000	4.700	10/15/48	382,465
Fox Corp.(a)
	700,000	4.030	01/25/24	770,483

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
$600,000	5.476%		01/25/39	$ 823,806
The Walt Disney Co.
1,800,000	2.200		01/13/28	1,921,446
Time Warner Cable LLC(a)
275,000	5.875		11/15/40	364,972

				34,845,973

Mining – 0.3%
Glencore Funding LLC(c)
1,300,000	4.125	(a)	03/12/24	1,426,386
1,181,000	4.625		04/29/24	1,322,649
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	581,963
Newmont Corp.(a)
2,050,000	2.250		10/01/30	2,160,556
Teck Resources Ltd.(a)
900,000	3.900		07/15/30	1,001,376

				6,492,930

Miscellaneous Manufacturing – 0.3%
General Electric Co.
225,000	2.700		10/09/22	233,773
450,000	3.450	(a)	05/01/27	507,555
625,000	3.625	(a)	05/01/30	712,131
700,000	5.875		01/14/38	948,759
550,000	4.250	(a)	05/01/40	648,758
1,925,000	4.350	(a)	05/01/50	2,326,189

				5,377,165

Oil Field Services – 1.1%
BP Capital Markets America, Inc.(a)
1,125,000	3.224		04/14/24	1,216,046
475,000	4.234		11/06/28	566,827
Devon Energy Corp.(a)
514,000	5.850		12/15/25	603,929
180,000	5.600		07/15/41	219,636
Gazprom PJSC Via Gaz Capital SA(c)
990,000	5.150		02/11/26	1,126,744

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Gazprom PJSC Via Gaz Finance PLC(c)
$1,210,000	3.250%		02/25/30	$ 1,248,191
Lukoil Securities B.V.(c)
790,000	3.875		05/06/30	854,243
Marathon Petroleum Corp.(a)
2,050,000	4.500		05/01/23	2,226,607
600,000	3.625		09/15/24	652,638
375,000	3.800		04/01/28	418,080
Occidental Petroleum Corp.(a)
3,175,000	2.900		08/15/24	3,051,969
Ovintiv Exploration, Inc.
1,649,000	5.625		07/01/24	1,770,614
Phillips 66
1,325,000	3.700		04/06/23	1,419,102
375,000	3.850	(a)	04/09/25	422,475
725,000	1.300	(a)	02/15/26	737,137
Suncor Energy, Inc.
775,000	2.800		05/15/23	815,571
1,550,000	3.100	(a)	05/15/25	1,697,823
Valero Energy Corp.
2,175,000	2.700		04/15/23	2,270,917
1,150,000	2.850	(a)	04/15/25	1,226,924

				22,545,473

Packaging(a)(c) – 0.1%
Berry Global, Inc.
1,475,000	1.570		01/15/26	1,488,157

Pharmaceutical(a) – 0.1%
Takeda Pharmaceutical Co. Ltd.
2,400,000	2.050		03/31/30	2,452,992

Pharmaceuticals – 2.6%
AbbVie, Inc.(a)
3,250,000	4.050		11/21/39	3,926,715
125,000	4.875		11/14/48	169,893
4,900,000	4.250		11/21/49	6,155,331
Bayer US Finance II LLC(a)(c)
850,000	3.875		12/15/23	926,457
1,475,000	4.250		12/15/25	1,687,444

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Becton Dickinson & Co.(a)
$1,364,000	2.894%		06/06/22	$ 1,407,839
2,200,000	3.363		06/06/24	2,385,878
1,000,000	3.700		06/06/27	1,144,970
2,225,000	2.823		05/20/30	2,446,009
1,250,000	4.669		06/06/47	1,635,012
175,000	3.794		05/20/50	207,786
Bristol-Myers Squibb Co.(a)
3,240,000	3.875		08/15/25	3,695,220
700,000	3.900		02/20/28	829,969
1,200,000	4.125		06/15/39	1,535,496
350,000	4.250		10/26/49	471,212
Cigna Corp.(a)
5,100,000	4.125		11/15/25	5,871,477
1,650,000	2.400		03/15/30	1,753,752
3,475,000	3.400		03/15/50	3,895,093
CVS Health Corp.(a)
650,000	2.625		08/15/24	696,306
4,050,000	3.875		07/20/25	4,585,329
675,000	4.780		03/25/38	852,329
550,000	5.125		07/20/45	737,011
425,000	4.250		04/01/50	530,851
Elanco Animal Health, Inc.
1,675,000	4.912		08/27/21	1,708,455
650,000	5.272	(a)	08/28/23	709,233
Pfizer, Inc.(a)
675,000	2.625		04/01/30	748,454
Zoetis, Inc.(a)
3,850,000	2.000		05/15/30	3,984,134
100,000	4.450		08/20/48	133,603

				54,831,258

Pipelines – 1.8%
Abu Dhabi Crude Oil Pipeline LLC(c)
1,190,000	4.600		11/02/47	1,481,178

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Energy Transfer Operating LP(a)
$1,375,000	4.650%		06/01/21	$ 1,383,800
775,000	5.200		02/01/22	803,249
1,950,000	4.200		09/15/23	2,101,924
1,700,000	2.900		05/15/25	1,798,022
50,000	4.950		06/15/28	57,543
1,225,000	5.250		04/15/29	1,429,293
375,000	5.300		04/15/47	411,698
Enterprise Products Operating LLC(a)
85,000	3.750		02/15/25	95,221
(3M USD LIBOR + 2.778%)
2,460,000	3.003	(b)	06/01/67	2,118,995
EQM Midstream Partners LP(a)
925,000	4.750		07/15/23	966,625
775,000	5.500		07/15/28	844,750
Galaxy Pipeline Assets Bidco Ltd.(c)
200,000	2.625		03/31/36	207,000
320,000	3.250		09/30/40	337,600
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,739,580
MPLX LP(a)
2,151,000	3.375		03/15/23	2,277,522
2,225,000	2.650		08/15/30	2,335,204
275,000	4.500		04/15/38	314,960
645,000	5.500		02/15/49	846,498
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	540,902
1,100,000	3.850		10/15/23	1,174,569
875,000	3.800		09/15/30	937,099
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,552,216
1,650,000	5.625		03/01/25	1,925,385
1,025,000	5.000		03/15/27	1,209,315
The Williams Cos., Inc.(a)
785,000	3.600		03/15/22	810,324
850,000	3.900		01/15/25	943,917
800,000	4.000		09/15/25	907,640

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(a)
$1,125,000	4.100%	02/01/25	$ 1,153,125
475,000	3.950	06/01/25	484,500
225,000	5.450	04/01/44	227,250
165,000	5.300	03/01/48	162,938

			36,579,842

Real Estate Investment Trust(a) – 2.1%
Agree LP
600,000	2.900	10/01/30	635,142
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	863,520
800,000	3.375	08/15/31	916,608
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,717,140
650,000	3.875	01/30/31	728,390
American Homes 4 Rent LP
723,000	4.900	02/15/29	872,849
American Tower Corp.
2,100,000	3.375	05/15/24	2,285,913
1,750,000	2.400	03/15/25	1,863,750
1,750,000	2.100	06/15/30	1,796,305
Boston Properties LP
325,000	4.125	05/15/21	326,307
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,286,955
225,000	3.300	07/01/30	252,317
125,000	4.150	07/01/50	151,111
CubeSmart LP
1,500,000	4.000	11/15/25	1,693,155
Digital Realty Trust LP
1,525,000	2.750	02/01/23	1,591,551
Duke Realty LP
1,075,000	1.750	07/01/30	1,087,857
Essex Portfolio LP
875,000	3.000	01/15/30	967,129
Healthcare Realty Trust, Inc.
625,000	2.050	03/15/31	625,563

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Kilroy Realty LP
$1,500,000	3.800%	01/15/23	$ 1,567,305
1,025,000	4.750	12/15/28	1,206,732
Mid-America Apartments LP
1,125,000	1.700	02/15/31	1,124,381
National Retail Properties, Inc.
790,000	3.900	06/15/24	855,689
1,150,000	4.000	11/15/25	1,284,423
Regency Centers LP
1,950,000	2.950	09/15/29	2,079,246
Spirit Realty LP
1,900,000	4.000	07/15/29	2,128,247
1,200,000	3.400	01/15/30	1,301,172
UDR, Inc.
475,000	2.100	08/01/32	483,108
Ventas Realty LP
975,000	3.500	02/01/25	1,072,831
VEREIT Operating Partnership LP
1,675,000	4.625	11/01/25	1,930,102
400,000	3.950	08/15/27	454,212
875,000	3.400	01/15/28	965,685
1,550,000	2.850	12/15/32	1,618,975
WP Carey, Inc.
505,000	4.600	04/01/24	562,631
445,000	4.000	02/01/25	492,121
1,000,000	3.850	07/15/29	1,134,920
725,000	2.400	02/01/31	753,609

			42,676,951

Retailing(a) – 0.9%
AutoNation, Inc.
825,000	4.750	06/01/30	992,904
Dollar Tree, Inc.
975,000	4.000	05/15/25	1,100,541
1,999,000	4.200	05/15/28	2,377,850
Lowe’s Cos., Inc.
1,550,000	3.000	10/15/50	1,659,818
Lowe’s Cos., Inc.
2,500,000	1.700	10/15/30	2,525,650

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
McDonald’s Corp.
$200,000	4.450%	09/01/48	$ 260,332
650,000	4.200	04/01/50	832,267
Starbucks Corp.
1,850,000	3.800	08/15/25	2,104,504
The Home Depot, Inc.
625,000	3.900	12/06/28	751,844
Tractor Supply Co.
1,500,000	1.750	11/01/30	1,507,095
Walgreens Boots Alliance, Inc.
3,050,000	4.100	04/15/50	3,231,170
Walmart, Inc.
800,000	4.050	06/29/48	1,081,280

			18,425,255

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	1,135,700

Semiconductors – 1.1%
Applied Materials, Inc.(a)
975,000	1.750	06/01/30	1,010,987
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
975,000	3.125	01/15/25	1,053,829
5,075,000	3.875	01/15/27	5,702,676
161,000	3.500	01/15/28	177,153
Broadcom, Inc.(a)
3,950,000	4.700	04/15/25	4,528,754
1,300,000	4.250	04/15/26	1,489,657
4,565,000	3.459	09/15/26	5,063,772
Lam Research Corp.(a)
1,175,000	1.900	06/15/30	1,219,133
Microchip Technology, Inc.
1,025,000	3.922	06/01/21	1,039,675
NXP B.V./NXP Funding LLC(c)
225,000	4.625	06/01/23	246,146
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
825,000	3.400	05/01/30	935,368

			22,467,150

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 0.8%
Adobe, Inc.
$1,400,000	2.150%		02/01/27	$ 1,505,434
1,850,000	2.300		02/01/30	1,997,944
Fiserv, Inc.
2,775,000	2.750		07/01/24	2,980,239
1,825,000	3.200		07/01/26	2,043,106
1,075,000	4.200		10/01/28	1,282,013
Intuit, Inc.
675,000	1.350		07/15/27	689,951
450,000	1.650		07/15/30	462,047
Oracle Corp.
1,325,000	3.600		04/01/40	1,553,430
1,425,000	3.850		04/01/60	1,741,777
ServiceNow, Inc.
3,400,000	1.400		09/01/30	3,315,680

				17,571,621

Telecommunication Services – 3.6%
AT&T, Inc.(a)
6,700,000	2.300		06/01/27	7,140,592
325,000	1.650		02/01/28	332,017
6,300,000	4.350		03/01/29	7,510,419
3,075,000	2.750		06/01/31	3,283,793
6,170,000	2.550	(c)	12/01/33	6,343,130
1,165,000	4.900		08/15/37	1,456,168
1,100,000	4.850		03/01/39	1,362,185
1,325,000	3.500		06/01/41	1,422,255
T-Mobile USA, Inc.(a)(c)
2,025,000	3.500		04/15/25	2,238,040
1,350,000	1.500		02/15/26	1,382,913
5,025,000	3.750		04/15/27	5,713,938
4,175,000	2.050		02/15/28	4,341,791
4,425,000	3.875		04/15/30	5,121,650
1,200,000	3.000		02/15/41	1,241,412

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telefonica Emisiones SA
$1,375,000	4.570%		04/27/23	$ 1,502,683
1,200,000	4.665		03/06/38	1,445,292
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	6,090,902
625,000	3.875	(a)	02/08/29	734,925
2,251,000	4.016	(a)	12/03/29	2,670,451
1,750,000	3.150	(a)	03/22/30	1,961,365
500,000	5.250		03/16/37	681,950
2,175,000	4.812		03/15/39	2,836,874
25,000	4.125		08/15/46	30,657
2,750,000	4.862		08/21/46	3,690,665
131,000	5.012		04/15/49	181,385
1,399,000	2.987	(a)(c)	10/30/56	1,406,247
Vodafone Group PLC
2,275,000	3.750		01/16/24	2,486,484

				74,610,183

Transportation(a) – 0.4%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	1,051,056
Canadian Pacific Railway Co.
575,000	2.050		03/05/30	602,991
CSX Corp.
2,250,000	3.800		04/15/50	2,774,903
United Parcel Service, Inc.
1,950,000	5.300		04/01/50	2,942,433

				7,371,383
Trucking & Leasing(c) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,425,000	4.250		01/17/23	1,530,208

TOTAL CORPORATE OBLIGATIONS (Cost $775,351,306)				$ 843,032,820

Foreign Debt Obligations – 2.2%
Sovereign – 2.2%
Abu Dhabi Government International Bond
$460,000	2.500	%(c)	10/11/22	$ 475,999
420,000	3.125	(c)	10/11/27	469,744

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$240,000	4.125	%(c)	10/11/47	$ 300,675
	450,000	4.125		10/11/47	563,766
Japanese Government CPI Linked Bond
JPY	2,055,962,580	0.100		03/10/29	20,017,635
Kuwait International Government Bond
	$4,120,000	3.500		03/20/27	4,690,362
Mexico Government International Bond
	450,000	4.500		04/22/29	527,625
	240,000	3.250	(a)	04/16/30	260,100
Perusahaan Penerbit SBSN
	2,030,000	4.550		03/29/26	2,346,553
Qatar Government International Bond(c)
	280,000	3.750		04/16/30	328,737
Republic of Colombia(a)
	930,000	4.500		03/15/29	1,074,150
	470,000	5.200		05/15/49	594,109
	830,000	4.125		05/15/51	922,130
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	813,947
	200,000	5.875		01/15/24	230,000
EUR	280,000	2.150	(c)	07/18/24	363,441
	$420,000	4.125	(c)	01/15/25	470,006
	380,000	4.125		01/15/25	425,244
	1,380,000	4.350	(c)	01/08/27	1,607,269
Republic of Peru(a)
	90,000	2.783		01/23/31	98,685
	770,000	2.780		12/01/60	775,005
	210,000	3.230		07/28/21	209,895
Republic of Qatar(c)
	210,000	3.875		04/23/23	225,487
	230,000	4.500		04/23/28	278,875
	340,000	4.400		04/16/50	442,000
Republic of Romania(c)
EUR	100,000	2.000		01/28/32	127,930

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
EUR	360,000	3.375%		01/28/50	$ 504,664
State of Israel(e)
	200,000	4.500		04/03/20	264,500
United Mexican States(a)
	200,000	4.750		04/27/32	240,375
United Mexican States
EUR	760,000	1.625		04/08/26	964,432
	$1,350,000	3.750		01/11/28	1,520,859
	1,410,000	2.659	(a)	05/24/31	1,450,185
	1,960,000	3.771	(a)	05/24/61	2,037,910

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $42,350,486)					$ 45,622,294

Asset-Backed Securities(b) – 5.8%
Collateralized Loan Obligations(c) – 4.7%
AGL CLO 3 Ltd. Series 2020-3A, Class A(3M USD LIBOR + 1.300%)
	$4,100,000	1.537%		01/15/33	$ 4,102,583
Apidos CLO XXIII Series 2015-23A, Class AR(3M USD LIBOR + 1.220%)
	4,000,000	1.457		04/15/33	3,999,996
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	3,972,035	1.067		01/27/28	3,954,359
Crown City CLO I Series 2020-1A, Class A2(3M USD LIBOR + 2.550%)
	4,600,000	2.857		07/20/30	4,612,383
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
	2,900,000	3.337		07/20/30	2,900,389
Cutwater Ltd. Series 2014-1A, Class A1AR(3M USD LIBOR + 1.250%)
	1,494,953	1.487		07/15/26	1,492,757
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	14,600,000	1.477		04/15/33	14,616,951
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2(3M USD LIBOR + 1.300%)
	6,000,000	1.537		07/15/31	6,000,162
Halseypoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
	3,900,000	3.168		07/20/31	3,937,374

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(c) – (continued)
Halseypoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
$6,250,000	1.629%	11/30/32	$ 6,273,719
KREF Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.100%)
4,200,000	1.253	06/15/36	4,192,770
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
6,900,000	0.987	04/15/29	6,838,059
Mill City Mortgage Loan Trust Series 2017-2, Class A3
720,785	2.928	07/25/59	751,137
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
3,500,000	1.589	04/14/33	3,499,989
OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1 (3M USD LIBOR + 1.320%)
2,150,000	1.538	07/20/32	2,151,666
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A (3M USD LIBOR + 1.450%)
2,000,000	1.668	04/18/33	2,003,630
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
2,450,000	1.339	06/15/36	2,410,031
Palmer Square CLO Ltd. Series 2019-1A, Class A1 (3M USD LIBOR + 1.340%)
6,000,000	1.561	11/14/32	6,008,418
Recette CLO Ltd. Series 2015-1A, Class AR (3M USD LIBOR + 0.920%)
4,229,360	1.138	10/20/27	4,226,158
Towd Point Mortgage Trust Series 2019-4, Class M1B
2,590,000	3.000	10/25/59	2,712,276
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,900,000	1.517	04/15/33	6,905,327
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
179,953	1.114	05/01/26	179,860
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
3,250,000	2.777	07/28/30	3,271,255

			97,041,249

Other(c) – 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
5,700,000	1.309	06/15/28	5,639,721
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
3,098,752	1.209	09/15/35	3,081,614

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (b) – (continued)
Other(c) – (continued)
Dryden Senior Loan Fund Series 2019-76A, Class A1 (3M USD LIBOR + 1.330%)
$6,000,000	1.548%	10/20/32	$ 6,009,198

			14,730,533

Student Loan – 0.4%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
894,913	0.435	09/26/33	873,598
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
1,376,239	0.865	04/25/35	1,367,917
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
3,034,183	1.257	05/25/34	3,040,041
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
2,513,988	1.298	09/25/65	2,539,345
SLC Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
227,551	0.317	09/15/26	227,339

			8,048,240

TOTAL ASSET-BACKED SECURITIES (Cost $119,729,031)			$ 119,820,022

Mortgage-Backed Obligations – 33.6%
Collateralized Mortgage Obligations – 0.9%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
$17,314	36.852%	02/16/32	$ 23,585

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 2020-DNA3, Class M2(b)(c) (1M USD LIBOR + 3.000%)
2,310,000	3.148	06/25/50	2,322,562
FHLMC REMIC Series 2755, Class ZA
367,287	5.000	02/15/34	413,961
FHLMC REMIC Series 4246, Class PT
161,770	6.500	02/15/36	191,767
FHLMC REMIC Series 4273, Class PD
791,634	6.500	11/15/43	956,090
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(b)(c) (SOFR30A + 2.800%)
1,032,000	2.882	10/25/50	1,042,984

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2011-52, Class GB
	$713,666	5.000%	06/25/41	$ 816,720
FNMA REMIC Series 2011-99, Class DB
	703,813	5.000	10/25/41	803,438
FNMA REMIC Series 2012-111, Class B
	111,415	7.000	10/25/42	137,055
FNMA REMIC Series 2012-153, Class B
	391,744	7.000	07/25/42	492,379

				7,176,956

Sequential Floating Rate(b) – 0.6%
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	1,608,164	0.851	08/20/56	2,198,447
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$142,619	0.632	01/19/36	136,555
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	144,698	0.868	10/25/34	138,744
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,260,909	0.898	11/15/49	1,722,405
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
	3,642,887	1.254	05/25/51	4,990,026
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	1,534,936	0.934	03/20/56	2,100,075
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7 (1 Year CMT + 2.592%)
	$16,794	3.329	02/25/33	16,583
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
	574,725	3.500	07/25/49	590,000

				11,892,835

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 19,093,376

Commercial Mortgage-Backed Securities – 0.3%
Sequential Fixed Rate – 0.2%
Bank Series 2019-BN21, Class A5
	$950,000	2.851%	10/17/52	$ 1,051,191
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
	2,024,000	2.500	11/15/52	1,488,084

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(c)
$1,304,000	2.500%	03/15/53	$ 1,022,727

			3,562,002

Sequential Floating Rate(b)(c) – 0.1%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
77,572	1.059	09/15/35	77,255
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D
1,500,000	3.346	05/10/49	1,000,217
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D
1,757,000	3.234	06/10/50	1,543,990

			2,621,462

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 6,183,464

Federal Agencies – 32.4%
Adjustable Rate FNMA(b) – 0.1%
$2,638	3.037%	06/01/33	$ 2,775
148,224	2.651	06/01/35	153,534
703,927	2.410	09/01/34	735,438
289,186	2.590	07/01/34	303,129
769,744	3.657	05/01/35	808,436

			2,003,312

FHLMC – 0.4%
14,915	5.000	05/01/23	16,453
50,105	4.500	10/01/23	54,155
19,809	5.500	10/01/25	22,145
9,298	7.500	12/01/30	11,000
4,675	7.500	01/01/31	5,526
8,371	5.000	10/01/33	9,560
1,738	5.000	04/01/35	1,985
12,342	5.000	07/01/35	14,124
71,338	5.000	12/01/35	82,032
153,121	5.000	01/01/38	174,959
345,606	5.000	01/01/39	394,911
106,817	5.000	06/01/39	121,643
15,052	4.000	06/01/40	16,600
8,346	5.000	08/01/40	9,623
2,425	4.500	11/01/40	2,711
120,937	4.000	02/01/41	133,419
2,238	5.000	04/01/41	2,579
7,097	5.000	06/01/41	8,174
7,909	4.000	11/01/41	8,771
2,530,190	4.000	03/01/48	2,718,568
2,673,713	4.000	04/01/48	2,851,748
2,331,993	4.500	08/01/48	2,607,106

			9,267,792

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – 0.0%
$15,005	8.000%	02/01/31	$ 17,605
14,446	7.000	03/01/31	15,711

			33,316

GNMA – 17.6%
6,061	6.000	11/15/38	7,189
40,819	5.000	07/15/40	43,191
76,506	5.000	01/15/41	83,620
5,061	4.000	02/20/41	5,598
7,901	4.000	11/20/41	8,730
1,314	4.000	01/20/42	1,452
4,209	4.000	04/20/42	4,651
2,576	4.000	10/20/42	2,839
42,873	4.000	08/20/43	47,184
4,242	4.000	03/20/44	4,669
5,134	4.000	05/20/44	5,640
357,125	4.000	11/20/44	392,366
23,470	4.000	05/20/45	25,742
3,366,267	4.000	07/20/45	3,692,143
55,654	4.000	10/20/45	60,938
1,601,144	3.500	04/20/47	1,720,924
377,647	4.500	02/20/48	410,809
1,030,430	4.500	04/20/48	1,118,659
2,814,757	4.500	05/20/48	3,046,089
4,433,936	4.500	08/20/48	4,791,413
2,551,209	5.000	08/20/48	2,796,807
18,212,126	4.500	09/20/48	19,680,442
1,095,010	5.000	09/20/48	1,200,424
3,353,905	5.000	10/20/48	3,675,728
11,120,715	5.000	11/20/48	12,170,426
6,184,893	5.000	12/20/48	6,768,700
6,630,639	4.500	01/20/49	7,156,415
10,434,850	5.000	01/20/49	11,409,223
6,951,057	4.000	02/20/49	7,442,040
6,147,438	4.000	03/20/49	6,579,736
1,841,262	4.500	03/20/49	1,986,689
3,435,226	5.000	03/20/49	3,752,239
5,115,058	4.000	05/20/49	5,469,963
4,642,367	4.500	10/20/49	4,999,636
12,011,794	4.500	12/20/49	12,877,394
15,563,877	4.500	03/20/50	16,658,181
162,000,000	2.000	TBA-30yr(f)	169,404,459
19,000,000	2.500	TBA-30yr(f)	20,102,821
2,000,000	3.500	TBA-30yr(f)	2,119,408
32,000,000	3.000	TBA-30yr(f)	33,459,024

			365,183,601

UMBS – 6.5%
5,884	5.000	04/01/23	6,488
10,727	5.000	05/01/23	11,829
25,828	5.000	07/01/23	28,504
12,802	5.500	09/01/23	13,257
4,354	5.500	10/01/23	4,509
18,077	5.000	04/01/24	19,959
13,359	5.000	07/01/24	14,763
14,768	5.000	12/01/24	16,320
21,860	7.000	08/01/27	24,482
885	6.500	09/01/27	983
49,789	7.000	03/01/28	56,179

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$18,965	5.000%	04/01/28	$ 21,112
1,418	6.500	05/01/28	1,597
26,416	5.000	02/01/32	29,406
13,094	4.500	04/01/39	14,711
6,912	4.500	05/01/39	7,742
6,603	4.500	07/01/39	7,417
28,984	4.500	08/01/39	32,527
255,584	4.500	12/01/39	286,771
627,289	4.500	05/01/41	701,166
72,709	4.500	08/01/41	81,267
23,816	3.000	11/01/42	26,092
474,234	3.000	12/01/42	514,719
675,778	3.000	01/01/43	740,621
98,240	3.000	02/01/43	107,752
712,483	3.000	03/01/43	781,471
1,235,024	3.000	04/01/43	1,354,607
849,667	3.000	05/01/43	931,937
90,178	3.000	06/01/43	98,909
719,581	3.000	07/01/43	789,929
659,603	5.000	05/01/44	750,703
2,531,191	4.500	04/01/45	2,890,006
290,027	4.500	05/01/45	331,322
930,370	4.500	06/01/45	1,038,363
128,923	4.000	03/01/46	140,286
81,761	4.000	06/01/46	88,843
22,368	4.000	08/01/46	24,306
141,697	4.000	10/01/46	153,972
288,681	4.000	06/01/47	316,429
3,618,052	4.500	07/01/47	3,983,954
863,284	4.500	11/01/47	952,748
398,509	4.000	12/01/47	438,308
1,593,842	4.000	01/01/48	1,751,525
4,185,949	4.000	02/01/48	4,584,268
3,162,721	4.000	03/01/48	3,460,564
202,251	5.000	04/01/48	224,009
2,440,819	4.000	06/01/48	2,679,246
2,876,017	4.000	07/01/48	3,146,182
4,043,876	4.000	08/01/48	4,414,883
1,200,519	4.500	09/01/48	1,341,814
7,280,185	5.000	11/01/48	8,298,912
604,539	5.000	12/01/48	669,686
18,741,179	4.500	01/01/49	20,290,975
825,705	5.000	04/01/49	916,505
278,076	4.500	07/01/49	303,331
11,000,000	3.000	09/01/49	11,872,586
2,000,000	3.000	10/01/49	2,158,652
21,127,137	5.000	10/01/49	23,403,874
7,862,027	3.000	07/01/50	8,305,105
3,977,267	3.000	08/01/50	4,201,771
13,000,000	3.000	12/01/50	14,014,988

	133,875,142

UMBS, 30 Year, Single Family(f) – 7.8%
39,000,000	3.500	TBA-30yr	41,230,324
43,000,000	2.000	TBA-30yr	44,699,644
22,000,000	3.000	TBA-30yr	23,049,279
40,000,000	4.500	TBA-30yr	43,350,000

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(f) – (continued)
$8,000,000	5.000%	TBA-30yr	$ 8,852,500

			161,181,747

TOTAL FEDERAL AGENCIES			$ 671,544,910

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $686,288,027)			$ 696,821,750

Agency Debentures – 3.5%
FHLB
$6,800,000	2.125%	06/09/23	$ 7,122,728
3,500,000	3.375	09/08/23	3,794,490
750,000	3.375	12/08/23	819,203
2,400,000	5.000	09/28/29	3,196,872
FHLMC
31,620,000	0.375	09/23/25	31,565,297
FNMA
3,700,000	1.875	09/24/26	3,999,404
4,200,000	6.250	05/15/29	5,983,404
Israel Government AID Bond(g)
1,200,000	5.500	12/04/23	1,381,116
2,400,000	5.500	04/26/24	2,808,960
4,700,000	5.500	09/18/33	6,906,321
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,423,058

TOTAL AGENCY DEBENTURES (Cost $68,401,551)			$ 73,000,853

Municipal Debt Obligations – 1.2%
California – 0.3%
California State GO Bonds Build America Taxable Series 2009(a)
$950,000	7.500%	04/01/34	$ 1,583,327
1,650,000	7.550	04/01/39	2,897,070
Fresno Unified School District GO Bonds Taxable Refunding Series 2020
355,000	1.162	08/01/26	357,098
Los Angeles Municipal Improvement Corp.RB Taxable Refunding Series C(a)
245,000	1.831	11/01/29	246,083
Port Of Oakland RB Taxable Refunding Series R(a)
55,000	2.099	05/01/30	56,135

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
California – (continued)
San Jose Financing Authority Lease RB Taxable Refunding Series A(a)
$345,000	1.812%	06/01/29	$ 346,404
195,000	1.862	06/01/30	194,807

			5,680,924

Florida(a) – 0.1%
Florida State Board of Administration Finance Corp. RB Taxable Series A
1,640,000	2.154	07/01/30	1,725,641

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	183,304
1,595,000	7.350	07/01/35	1,901,654
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,259,166

			3,344,124

New York – 0.6%
City of New York GO Bonds Taxable Refunding Series D(a)
2,005,000	0.982	08/01/25	2,015,205
2,365,000	1.396	08/01/27	2,388,366
City of New York Transitional Finance Authority RB Taxable Series D-2(a)
490,000	1.920	11/01/29	503,402
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
2,670,000	5.175	11/15/49	3,128,626
New York State Urban Development Corp. RB Taxable Refunding Series F(a)
490,000	1.000	03/15/26	491,524
Port Authority of New York & New Jersey RB Consolidated Bonds AAA - Series 2020
3,320,000	1.086	07/01/23	3,369,468

			11,896,591

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,413,813

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $21,743,843)			$ 25,061,093

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 23.9%
United States Treasury Bonds
$6,530,000	4.250	%(h)	05/15/39	$ 9,679,705
13,000,000	3.750		11/15/43	18,697,656
210,000	3.375	(h)	05/15/44	286,978
15,240,000	2.875		11/15/46	19,461,956
1,820,000	3.375		11/15/48	2,554,825
74,830,000	2.375		11/15/49	87,866,789
1,570,000	2.000	(h)	02/15/50	1,704,431
10,840,000	1.625		11/15/50	10,784,106
United States Treasury Inflation Indexed Notes(h)
441,593	0.125		07/15/22	455,382
United States Treasury Notes
10,780,000	2.375		03/15/22	11,070,134
135,850,000	0.125		08/31/22	135,850,000
19,650,000	2.625		02/28/23	20,700,047
2,630,000	2.000	(h)	04/30/24	2,787,389
2,680,000	2.625	(h)	03/31/25	2,944,441
22,870,000	0.250		12/31/25	22,884,294
39,030,000	1.625	(h)	09/30/26	41,597,442
6,910,000	1.125		02/28/27	7,162,647
71,200,000	0.625		11/30/27	71,155,500
22,570,000	0.625		12/31/27	22,534,734
5,560,000	3.125	(h)	11/15/28	6,579,913

TOTAL U.S. TREASURY OBLIGATIONS (Cost $494,069,105)				$ 496,758,369

Shares	Dividend Rate			Value

Investment Company(i) – 17.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
368,202,603	0.026%			$ 368,202,603
(Cost $368,202,603)

TOTAL INVESTMENTS — 128.6% (Cost $2,576,135,952)				$2,668,319,804

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.6)%				(593,177,807)

NET ASSETS — 100.0%				$2,075,141,997

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(e)	Actual maturity date is April 03, 2120.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $386,267,459 which represents approximately 18.6% of the Fund’s net assets as of December 31, 2020.

(g)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $11,096,397, which represents approximately 0.5% of the Fund’s net assets as of December 31, 2020.

(h)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA	EUR	14,430,844	USD	17,519,694	03/17/21	$140,814
JPMorgan Securities, Inc.	JPY	1,059,494,050	USD	10,194,059	03/17/21	76,129
MS & Co. Int. PLC	CAD	601,592	USD	470,809	03/17/21	1,907

TOTAL						$218,850

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	188,312	AUD	251,908	03/17/21	$(6,019)
Citibank NA	USD	8,613,017	NOK	75,093,560	03/17/21	(142,572)
	USD	9,517,322	SEK	80,399,478	03/17/21	(262,876)
JPMorgan Securities, Inc.	USD	4,329,494	EUR	3,577,620	01/21/21	(43,438)
MS & Co. Int. PLC	USD	20,551,973	JPY	2,127,910,229	03/18/21	(75,175)
State Street Bank (London)	USD	8,948,885	CAD	11,437,212	03/17/21	(38,190)
UBS AG (London)	USD	11,933,482	GBP	9,264,349	01/13/21	(737,073)
Westpac Banking Corp.	USD	7,356,026	AUD	9,834,812	03/17/21	(230,947)
	USD	7,390,701	NZD	10,439,315	03/17/21	(122,815)

TOTAL						$(1,659,105)

FORWARD SALES CONTRACTS — At December 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	01/21/21	$(10,000,000)	$(10,660,156)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	01/14/21	(2,000,000)	(2,135,781)

TOTAL (Proceeds Receivable: $12,775,547)					$(12,795,937)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

20 Year U.S. Treasury Bonds	986	03/22/21	$170,762,875	$(630,946)

Short position contracts:
Japan 10 Year Government Bonds	(13)	03/15/21	(1,974,960,000)	15,059
Ultra Long U.S. Treasury Bonds	(128)	03/22/21	(27,336,000)	(4,135)
Ultra 10 Year U.S. Treasury Notes	(692)	03/22/21	(108,200,688)	258,581
5 Year U.S. Treasury Notes	(223)	03/31/21	(28,134,586)	(5,287)

Total				$264,218

TOTAL FUTURES CONTRACTS				$(366,728)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
6M CDOR(a)	0.700(a)	11/18/23	CAD	39,960	(b)	$35,462	$804	$34,658
6M CDOR(a)	0.750(a)	03/17/24		26,990	(b)	75,539	33,504	42,035
0.250(a)	3M LIBOR(c)	03/17/24		$24,500	(b)	5,961	32,521	(26,560)
0.000(a)	3M LIBOR(c)	07/25/24		38,780		(13,019)	13,033	(26,052)
6M CDOR(a)	0.810(a)	09/30/24	CAD	36,660	(b)	(19,026)	3,295	(22,321)
6M CDOR(a)	0.960(a)	11/09/24		96,020	(b)	134,816	36,586	98,230
0.000(c)	3M LIBOR(c)	11/10/24		$23,010		(19,924)	22	(19,946)
6M CDOR(a)	0.812(a)	11/17/24	CAD	46,790	(b)	54,906	(15,582)	70,488
0.400(a)	3M LIBOR(c)	11/17/24		$37,780	(b)	(57,248)	13,662	(70,910)
6M AUDOR(a)	0.553(a)	05/16/25	AUD	6,650	(b)	20,805	(405,665)	426,470
(0.500)(d)	6M EURO(d)	05/18/25	EUR	8,480	(b)	(27,478)	(23,451)	(4,027)
6M AUDOR(a)	0.500(a)	11/25/25	AUD	39,110	(b)	(46,835)	(32,578)	(14,257)
3M STIBOR(c)	0.000(d)	03/17/26	SEK	182,580	(b)	(168,085)	(108,163)	(59,922)
3M NIBOR(a)	0.750(d)	03/17/26	NOK	58,020	(b)	(77,279)	(44,927)	(32,352)
0.500(a)	3M LIBOR(c)	03/17/26		$300	(b)	(595)	(259)	(336)
(0.500)(d)	6M EURO(d)	03/17/26	EUR	27,640	(b)	(128,842)	(190,032)	61,190
6M CHFOR(a)	(0.500)(d)	03/17/28	CHF	10,460	(b)	(63,557)	(46,707)	(16,850)
(0.500)(d)	6M EURO(d)	03/17/28	EUR	10,920	(b)	(12,376)	(44,870)	32,494
6M AUDOR(a)	0.920(a)	09/04/28	AUD	45,740	(b)	(222,049)	(84,406)	(137,643)
3M NZDOR(c)	1.750(a)	03/19/30	NZD	2,950	(b)	42,425	47,865	(5,440)
6M AUDOR(a)	1.750(a)	03/19/30	AUD	5,120	(b)	58,084	50,115	7,969
0.250(a)	6M JYOR(a)	03/19/30	JPY	182,370	(b)	(14,398)	(12,381)	(2,017)
6M EURO(a)	0.050(d)	05/21/30	EUR	17,670	(b)	210,191	49,395	160,796
3M LIBOR(c)	1.750(a)	06/18/30		$8,010	(b)	153,946	197,117	(43,171)
0.750(d)	3M STIBOR(c)	06/18/30	SEK	15,230	(b)	(14,767)	(20,497)	5,730
0.250(d)	6M EURO(a)	06/18/30	EUR	21,250	(b)	(512,439)	(1,508,794)	996,355
1.000(a)	6M GBP(a)	06/18/30	GBP	2,820	(b)	(84,068)	(80,356)	(3,712)
(0.100)(d)	6M CHFOR(a)	09/17/30	CHF	3,140	(b)	10,749	(2,378)	13,127
6M AUDOR(a)	1.240(a)	10/28/30	AUD	15,040	(b)	(184,832)	(160,823)	(24,009)
1.240(d)	3M NIBOR(a)	10/29/30	NOK	127,270	(b)	262,969	(241,503)	504,472
6M AUDOR(a)	1.250(a)	11/09/30	AUD	19,730	(b)	(240,531)	(261,524)	20,993
1.430(a)	6M CDOR(a)	11/09/30	CAD	19,350	(b)	(80,656)	(19,678)	(60,978)
1.190(a)	3M LIBOR(c)	11/10/30		$14,010	(b)	152,061	100,796	51,265
0.144(a)	6M JYOR(a)	11/13/30	JPY	2,855,910	(b)	(31,774)	(114,609)	82,835
3M LIBOR(c)	1.245(a)	11/24/30		$19,480	(b)	(165,077)	(37,060)	(128,017)
6M EURO(a)	0.000(d)	03/17/31	EUR	2,460	(b)	78,388	73,189	5,199
3M LIBOR(c)	0.750(a)	03/17/31		$300	(b)	(5,930)	(6,021)	91
3M NIBOR(a)	1.000(d)	03/18/31	NOK	41,680	(b)	(143,707)	(194,187)	50,480
6M CDOR(a)	1.500(a)	03/19/31	CAD	7,520	(b)	(40,671)	(74,279)	33,608
1.543(a)	3M LIBOR(c)	11/25/35		$21,440	(b)	215,438	27,321	188,117
0.260(d)	6M EURO(a)	05/21/40	EUR	8,450	(b)	5,279	(61,176)	66,455
3M LIBOR(c)	1.750(a)	06/19/40		$4,400	(b)	(4,110)	15,232	(19,342)
0.750(d)	6M EURO(a)	06/19/40	EUR	4,640	(b)	(283,853)	(529,623)	245,770
0.500(a)	6M JYOR(a)	03/19/41	JPY	101,170	(b)	1,203	(1,266)	2,469
3M LIBOR(c)	1.750(a)	06/20/50		$8,340	(b)	75,172	109,166	(33,994)
0.500(d)	6M EURO(a)	06/20/50	EUR	4,260	(b)	(304,069)	(378,972)	74,903
0.500(a)	6M JYOR(a)	06/20/50	JPY	116,060	(b)	16,344	(1,904)	18,248
0.000(d)	6M EURO(a)	03/17/51	EUR	3,350	(b)	(34,290)	(29,350)	(4,940)

TOTAL						$(1,391,747)	$(3,929,398)	$2,537,651

(a)	Payments made semi-annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

(c)	Payments made quarterly.

(d)	Payments made annually.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing RatePaid by the Fund(a)	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11(a)	3.000%	4.368%	Bank of New York Mellon	11/18/54	$3,350	$(262,716)	$(522,930)	$260,214
Markit CMBX Series 8(a)	3.000	7.961	Bank of New York Mellon	10/17/57	2,450	(391,717)	(672,825)	281,108
Markit CMBX Series 10(a)	3.000	5.517	Bank of New York Mellon	11/17/59	900	(110,990)	(157,422)	46,432
Markit CMBX Series 11(a)	3.000	4.368	JPMorgan Securities, Inc.	11/18/54	1,100	(86,357)	(338,699)	252,342
Markit CMBX Series 11(a)	3.000	4.368	MS & Co. Int. PLC	11/18/54	1,100	(86,265)	(310,922)	224,657

TOTAL						$(938,045)	$(2,002,798)	$1,064,753

(a)	Payments made monthly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 28	1.000%	0.437%	06/20/22	$ 33,100	$286,581	$335,362	$(48,781)
CDX.NA.IG Index 34	1.000	0.418	06/20/23	25,375	372,261	267,780	104,481
CDX.NA.IG Index 34	1.000	0.629	06/20/25	130,600	2,170,971	1,545,441	625,530
CDX.NA.IG Index 35	1.000	0.500	12/20/25	57,625	1,429,137	1,383,330	45,807
General Electric Co. 2.700%, 10/09/22	1.000	0.687	06/20/24	2,825	31,498	(33,469)	64,967
General Electric Co. 2.700%, 10/09/22	1.000	0.770	12/20/24	1,225	11,483	(15,478)	26,961
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.501	12/20/24	1,080	21,749	11,359	10,390
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.670	12/20/25	5,030	83,451	28,867	54,584
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.359	06/20/24	2,950	66,770	34,512	32,258
Republic of Chile, 3.875%, 08/05/20	1.000	0.320	12/20/24	1,000	27,423	16,804	10,619
Republic of Chile, 3.875%, 08/05/20	1.000	0.454	12/20/25	5,120	140,143	106,486	33,657
Republic of Colombia, 10.375%, 01/28/33	1.000	0.554	06/20/24	3,580	56,657	(11,048)	67,705
Republic of Colombia, 10.375%, 01/28/33	1.000	0.882	12/20/25	2,450	14,913	15,546	(633)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fun(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Republic of Indonesia, 5.875%, 03/13/20	1.000%	0.449%	06/20/24	$ 2,160	$42,031	$8,866	$33,165
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.693	12/20/25	3,850	59,150	58,057	1,093
Republic of Peru, 8.750%, 11/21/33	1.000	0.564	12/20/25	6,110	133,512	66,534	66,978
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.358	12/20/25	4,530	145,402	95,300	50,102
Russian Federation, 7.500%, 03/31/30	1.000	0.687	12/20/24	1,000	12,709	3,149	9,560
Russian Federation, 7.500%, 03/31/30	1.000	0.881	12/20/25	5,070	31,207	58,817	(27,610)
State of Qatar, 9.750%, 06/15/30	1.000	0.270	12/20/24	170	5,008	2,851	2,157
State of Qatar, 9.750%, 06/15/30	1.000	0.391	12/20/25	4,350	132,938	96,850	36,088
The Boeing Co., 8.750%, 08/15/21	1.000	1.073	06/20/24	1,225	(2,644)	18,444	(21,088)
United Mexican States, 4.150%, 03/28/27	1.000	0.812	12/20/25	6,530	62,379	(126,500)	188,879

TOTAL					$5,334,729	$3,967,860	$1,366,869

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	JPMorgan Securities, Inc.	$0.783	02/16/2021	3,040,000	$3,040,000	$9,031	$15,162	$(6,131)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	13,700,000	13,700,000	144,583	138,664	5,919
6M IRS	JPMorgan Securities, Inc.	1.100	03/17/2021	26,000,000	26,000,000	52,879	312,000	(259,121)
3M IRS	MS & Co. Int. PLC	0.610	01/15/2021	3,620,000	3,620,000	165	19,729	(19,564)
3M IRS	MS & Co. Int. PLC	0.825	02/12/2021	3,530,000	3,530,000	13,830	18,709	(4,879)

				49,890,000	49,890,000	220,488	504,264	(283,776)

Puts
6M IRS	JPMorgan Securities, Inc.	0.555	06/17/2021	29,540,000	$29,540,000	$127,332	$131,934	$(4,602)

Total purchased option contracts				79,430,000	79,430,000	$347,820	$636,198	$(288,378)

Written option contracts
Calls
6M IRS	UBS AG (London)	0.250	01/04/2021	(4,670,000)	(4,670,000)	(10,139)	(19,358)	9,219
3M IRS	BofA Securities LLC	0.293	02/16/2021	(3,710,000)	(3,710,000)	(12,339)	(13,960)	1,621
1M IRS	Citibank NA	0.958	01/29/2021	(5,070,000)	(5,070,000)	(41,096)	(34,032)	(7,064)
3M IRS	Citibank NA	0.000	03/08/2021	(1,180,000)	(1,180,000)	(40,277)	(39,438)	(839)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)
Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
3M IRS	Citibank NA	$0.261	02/12/2021	(4,300,000)	$(4,300,000)	$(21,155)	$(17,060)	$(4,095)
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(5,070,000)	(5,070,000)	(18,906)	(36,124)	17,218
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(26,900,000)	(26,900,000)	(5)	(29,590)	29,585
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(27,000,000)	(27,000,000)	(4,072)	(31,050)	26,978
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(4,670,000)	(4,670,000)	(16,517)	(20,217)	3,700
3M IRS	JPMorgan Securities, Inc.	0.020	03/10/2021	(1,960,000)	(1,960,000)	(59,985)	(62,573)	2,588
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,700,000)	(2,700,000)	(121,653)	(140,244)	18,591
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(26,000,000)	(26,000,000)	(8,611)	(118,690)	110,079
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(26,000,000)	(26,000,000)	(22,092)	(208,000)	185,908
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(4,670,000)	(4,670,000)	(21,656)	(19,022)	(2,634)
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(4,670,000)	(4,670,000)	(11,240)	(19,419)	8,179
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(5,070,000)	(5,070,000)	(34,228)	(33,842)	(386)
3M IRS	MS & Co. Int. PLC	0.000	03/08/2021	(780,000)	(780,000)	(26,624)	(25,970)	(654)
3M IRS	MS & Co. Int. PLC	0.021	03/02/2021	(1,890,000)	(1,890,000)	(71,003)	(62,564)	(8,439)
3M IRS	MS & Co. Int. PLC	0.390	01/15/2021	(4,410,000)	(4,410,000)	(219)	(17,963)	17,744
3M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(5,070,000)	(5,070,000)	(38,336)	(33,842)	(4,494)
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(6,190,000)	(6,190,000)	(19,097)	(55,955)	36,858

				(171,980,000)	$(171,980,000)	$(599,250)	$(1,038,913)	$439,663

Puts
		0.250	01/04/2021	(4,670,000)	$(4,670,000)	$(319)	$(19,358)	$19,039
6M IRS	UBS AG (London)	0.958	01/29/2021	(5,070,000)	(5,070,000)	(29,814)	(34,032)	4,218
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(5,070,000)	(5,070,000)	(26,809)	(36,124)	9,315
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(26,900,000)	(26,900,000)	(2,279)	(67,923)	65,644
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(27,000,000)	(27,000,000)	(12,220)	(75,600)	63,380
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(4,670,000)	(4,670,000)	(2,788)	(20,217)	17,429
6M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(29,540,000)	(29,540,000)	(80,913)	(80,172)	(741)
6M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(29,540,000)	(29,540,000)	(52,543)	(51,763)	(780)
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(4,670,000)	(4,670,000)	(15,536)	(19,022)	3,486
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(4,670,000)	(4,670,000)	(11,801)	(19,419)	7,618
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(5,070,000)	(5,070,000)	(22,955)	(33,842)	10,887
3M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(5,070,000)	(5,070,000)	(32,008)	(33,842)	1,834
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(6,190,000)	(6,190,000)	(158)	(19,431)	19,273

				(158,130,000)	$(158,130,000)	$(290,143)	$(510,745)	$220,602

Total written option contracts				(330,110,000)	$(330,110,000)	$(889,393)	$(1,549,658)	$660,265

TOTAL				(250,680,000)	$(250,680,000)	$(541,573)	$(913,460)	$371,887

Abbreviations:
1M IRS — 1 Month Interest Rate Swaptions
3M IRS — 3 Month Interest Rate Swaptions
4M IRS — 4 Month Interest Rate Swaptions
6M IRS — 6 Month Interest Rate Swaptions
CDX.NA.IG Index 28-CDX North America Investment Grade Index 28
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – 31.9%
British Pound – 1.1%
United Kingdom Gilt
GBP	1,020,000	1.750%	07/22/57	$ 1,875,544
United Kingdom Treasury
	1,820,000	3.500	01/22/45	4,014,866
	710,000	3.500	07/22/68	2,110,142

				8,000,552

Canadian Dollar – 1.2%
British Columbia Province of Canada
CAD	2,600,000	2.850	06/18/25	2,242,957
	2,000,000	4.950	06/18/40	2,367,429
Ontario Province of Canada
	1,700,000	2.600	06/02/25	1,447,277
	2,300,000	4.650	06/02/41	2,637,998

				8,695,661

Chinese Yuan – 4.6%
Agricultural Development Bank of China
CNY	12,220,000	3.740	07/12/29	1,880,938
	32,800,000	2.960	04/17/30	4,736,773
China Development Bank
	26,490,000	3.500	08/13/26	4,069,381
	7,420,000	4.040	04/10/27	1,171,455
	590,000	3.650	05/21/29	90,110
	10,700,000	3.450	09/20/29	1,606,673
	27,380,000	3.090	06/18/30	3,991,673
China Government Bond
	18,480,000	3.250	06/06/26	2,863,197
	19,000,000	2.850	06/04/27	2,849,097
	22,460,000	3.250	11/22/28	3,446,307
	8,400,000	3.290	05/23/29	1,291,681
	2,890,000	4.080	10/22/48	462,765
	20,750,000	3.860	07/22/49	3,206,217

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Chinese Yuan – (continued)
China Government Bond – (continued)
CNY	2,790,000	3.390%		03/16/50	$ 396,420

					32,062,687

Euro – 6.0%
French Republic Government Bond OAT
EUR	1,700,000	4.500		04/25/41	3,936,065
	890,000	3.250		05/25/45	1,879,898
	800,000	1.750	(a)	05/25/66	1,487,579
Ireland Government Bond
	1,120,000	0.200		10/18/30	1,437,673
Italy Buoni Poliennali Del Tesoro
	4,710,000	0.950		03/15/23	5,926,303
	1,750,000	2.950	(a)	09/01/38	2,790,349
	1,000,000	2.800	(a)	03/01/67	1,638,110
Italy Certificati di Credito del Tesoro(b) (-1x6M Euribor + 1.850%)
	4,320,000	1.518		01/15/25	5,578,506
Kingdom of Belgium(a)
	250,000	2.150		06/22/66	516,288
Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,720,181
Republic of Austria Government Bond(a)
	450,000	1.500		11/02/86	928,521
	280,000	0.850	(c)	12/31/99	452,298
	280,000	2.100	(d)	12/31/99	762,131
Republic of Indonesia(a)
	650,000	2.625		06/14/23	840,129
	240,000	2.150		07/18/24	311,521
Republic of Romania(a)
	70,000	2.000		01/28/32	89,551
	400,000	3.375		01/28/50	560,737
Spain Government Bond(a)
	2,075,000	5.900		07/30/26	3,431,476
	3,250,000	1.500		04/30/27	4,432,553
	890,000	1.250		10/31/30	1,215,523
	1,110,000	3.450		07/30/66	2,454,580

					42,389,972

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Indonesian Rupiah – 0.2%
Republic of Indonesia
IDR	12,964,000,000	8.750%	05/15/31	$ 1,088,792

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000	03/31/27	829,984

Japanese Yen – 14.3%
Government of Japan
JPY	2,923,200,000	0.100	12/01/22	28,432,795
	807,250,000	0.100	01/01/23	7,853,126
	758,250,000	0.100	09/20/24	7,406,550
	596,200,000	2.500	09/20/34	7,581,565
	367,900,000	0.400	03/20/39	3,584,722
	130,600,000	0.300	12/20/39	1,244,630
	735,050,000	0.400	09/20/40	7,120,065
	90,700,000	1.400	09/20/45	1,058,534
	395,000,000	0.600	09/20/50	3,783,094
	337,900,000	0.500	03/20/60	3,074,398
Japan Treasury Discount Bill(e)
	1,815,550,000	0.000	03/29/21	17,587,388
Japanese Government CPI Linked Bond
	1,242,468,737	0.100	03/10/29	12,097,149

				100,824,016

Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050	01/19/28	381,254

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750	07/01/23	1,722,351

South Korean Won – 0.9%
Inflation Linked Korea Treasury Bond
KRW	1,836,600,366	1.000	06/10/26	1,725,918
Korea Treasury Bond
	2,598,070,000	1.875	06/10/29	2,421,425

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
South Korean Won – (continued)
Korea Treasury Bond – (continued)
KRW	2,641,660,000	1.375%		12/10/29	$ 2,356,180

					6,503,523

Thai Baht – 1.0%
Thailand Government Bond
THB	126,490,000	1.875		06/17/22	4,314,170
	76,900,000	2.400		12/17/23	2,711,706

					7,025,876

United States Dollar – 2.2%
Abu Dhabi Government International Bond
	500,000	3.125	(a)	10/11/27	559,219
	600,000	4.125	(a)	10/11/47	751,687
	1,370,000	4.125		10/11/47	1,716,353
Republic of Colombia(f)
	210,000	4.125		05/15/51	233,310
Republic of Indonesia
	970,000	5.875		01/15/24	1,115,500
	200,000	4.125	(a)	01/15/25	223,813
	4,340,000	4.125		01/15/25	4,856,731
	790,000	3.850	(a)	07/18/27	900,847
Republic of Peru(f)
	400,000	2.780		12/01/60	402,600
	200,000	3.230	(g)	07/28/21	199,900
Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,557,100
United Mexican States(f)
	780,000	2.659		05/24/31	802,230
	811,000	3.771		05/24/61	843,237

					15,162,527

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $203,607,532)					$ 224,687,195

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – 43.0%
Aerospace & Defense(f) – 0.9%
Airbus SE
EUR	550,000	2.000%	04/07/28	$ 751,482
	500,000	2.375	04/07/32	723,718
	550,000	2.375	06/09/40	803,548
General Dynamics Corp.
	$200,000	4.250	04/01/50	272,202
Northrop Grumman Corp.
	1,700,000	2.930	01/15/25	1,849,396
	1,100,000	3.250	01/15/28	1,244,364
	150,000	5.250	05/01/50	222,424
Raytheon Technologies Corp.
	27,000	3.650	08/16/23	29,110
The Boeing Co.
	225,000	3.250	02/01/35	229,698
	225,000	3.375	06/15/46	220,000
	80,000	3.625	03/01/48	80,718
	80,000	3.850	11/01/48	82,721
	80,000	5.805	05/01/50	110,034

				6,619,415

Agriculture(f) – 0.4%
Altria Group, Inc.
EUR	200,000	3.125	06/15/31	291,332
Archer-Daniels-Midland Co.
	$400,000	3.250	03/27/30	462,224
BAT Capital Corp.
	50,000	3.557	08/15/27	55,722
	1,450,000	2.259	03/25/28	1,498,763
	500,000	5.282	04/02/50	616,150

				2,924,191

Automotive – 0.2%
General Motors Financial Co., Inc.(f)
	200,000	5.650	01/17/29	247,616
Volkswagen Leasing GmbH
EUR	600,000	1.625	08/15/25	778,685

				1,026,301

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – 12.8%
ABN AMRO Bank NV(b)(f)
(-1x 5 Year EUR Swap + 4.674%)
EUR	500,000	4.375%		09/22/49	$ 649,185
(5 year EUR Swap + 2.450%)
	700,000	2.875		01/18/28	899,845
AIB Group PLC(b)(f)
(-1X 5 year EUR Swap + 3.300%)
	675,000	2.875		05/30/31	878,049
(3M USD LIBOR + 1.874%)
	$2,250,000	4.263	(a)	04/10/25	2,456,482
Australia & New Zealand Banking Group Ltd.(a)(b)(f) (5 Year CMT + 1.288%)
	750,000	2.950		07/22/30	792,255
Banco de Sabadell SA
EUR	400,000	0.875		03/05/23	497,344
Banco Santander SA
	$800,000	2.706		06/27/24	853,368
	400,000	3.306		06/27/29	449,712
	1,600,000	3.490		05/28/30	1,795,232
EUR	500,000	1.625		10/22/30	638,880
	$800,000	2.749		12/03/30	824,928
Bank of America Corp.
	750,000	5.875		02/07/42	1,136,730
(3M USD LIBOR + 0.810%)
	2,900,000	3.366	(b)(f)	01/23/26	3,194,350
(3M USD LIBOR + 3.150%)
	600,000	4.083	(b)(f)	03/20/51	758,724
(SOFR + 2.150%)
	2,200,000	2.592	(b)(f)	04/29/31	2,357,234
Barclays PLC(f)
	900,000	3.684		01/10/23	927,432
(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	835,056
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,587,649
	1,250,000	3.375		01/09/25	1,368,663
(-1X 3M Euribor + 0.950%)
EUR	900,000	0.500	(b)(f)	09/01/28	1,110,425
(3M Euribor + 1.800%)
	1,100,000	2.125	(b)(f)	01/23/27	1,472,969
(5 year EUR Swap + 1.830%)
	300,000	2.625	(b)(f)	10/14/27	381,173
(5 year USD Swap + 1.483%)
	$950,000	4.375	(a)(b)(f)	03/01/33	1,085,803
(5 year USD Swap + 4.149%)
	200,000	6.625	(a)(b)(f)	03/25/49	218,376

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 2.074%)
	$550,000	2.219	%(a)(b)(f)	06/09/26	$ 575,608
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,557,528
(SOFR + 1.520%)
	1,000,000	1.652	(b)(f)	10/06/26	1,022,520
CaixaBank SA
EUR	400,000	1.125		05/17/24	507,669
(-1X 3M Euribor + 0.850%)
	900,000	0.375	(b)(f)	11/18/26	1,103,113
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,296,672
GBP	600,000	2.750	(f)	01/24/24	873,964
(3M USD LIBOR + 1.023%)
	830,000	4.044	(b)(f)	06/01/24	901,339
(SOFR + 0.686%)
	2,250,000	0.776	(b)(f)	10/30/24	2,265,502
(SOFR + 2.107%)
	1,600,000	2.572	(b)(f)	06/03/31	1,704,656
(SOFR + 2.750%)
	1,700,000	3.106	(b)(f)	04/08/26	1,860,055
(SOFR + 3.914%)
	700,000	4.412	(b)(f)	03/31/31	848,589
Citizens Bank NA(f)
	250,000	3.250		02/14/22	257,465
Commerzbank AG
EUR	550,000	4.000		03/23/26	751,603
Commonwealth Bank of Australia(a)(b)(f) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,098,080
Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	738,185
Credit Agricole SA(a)
	300,000	3.750		04/24/23	322,083
(SOFR + 1.676%)
	300,000	1.907	(b)(f)	06/16/26	310,716
Credit Suisse AG
	1,000,000	2.950		04/09/25	1,096,470
Credit Suisse Group AG(a)(b)(f)
(3M USD LIBOR + 1.410%)
	2,800,000	3.869		01/12/29	3,168,424
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,631,313
Deutsche Bank AG
	100,000	3.125		01/13/21	100,049
(SOFR + 1.870%)
	275,000	2.129	(b)(f)	11/24/26	281,424
(SOFR + 2.159%)
	600,000	2.222	(b)(f)	09/18/24	616,890
Erste Group Bank AG(b)(f) (5 Year EUR Swap + 6.204%)
EUR	600,000	6.500		04/15/49	816,991

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Fifth Third Bancorp(f)
	$575,000	2.375%		01/28/25	$ 611,633
HSBC Holdings PLC
	200,000	4.250		08/18/25	226,870
	450,000	4.950		03/31/30	562,379
(3M USD LIBOR + 1.211%)
	2,150,000	3.803	(b)(f)	03/11/25	2,347,327
JPMorgan Chase & Co.(f)
	3,200,000	3.625		12/01/27	3,635,680
(3M USD LIBOR + 0.730%)
	305,000	3.559	(b)	04/23/24	326,612
(3M USD LIBOR + 0.890%)
	300,000	3.797	(b)	07/23/24	324,924
(SOFR + 2.040%)
	750,000	2.522	(b)	04/22/31	804,435
(SOFR + 2.515%)
	750,000	2.956	(b)	05/13/31	820,890
JPMorgan Chase Bank NA(a)(b)
IDR	22,222,000,000	7.500		06/17/35	1,741,036
Kreditanstalt fuer Wiederaufbau(h)
EUR	3,000,000	0.625		01/07/28	3,960,382
Macquarie Group Ltd.
	350,000	0.625		02/03/27	438,442
(3M USD LIBOR + 1.372%)
	$380,000	3.763	(a)(b)(f)	11/28/28	422,176
Morgan Stanley, Inc.(b)(f)(SOFR + 3.120%)
	1,100,000	3.622		04/01/31	1,277,573
Natwest Group PLC
	200,000	3.875		09/12/23	216,884
(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(b)(f)	05/15/23	1,248,084
Regions Financial Corp.(f)
	210,000	3.800		08/14/23	228,127
Santander UK Group Holdings PLC(b)(f) (1 year CMT + 1.250%)
	1,000,000	1.532		08/21/26	1,016,480
Santander UK PLC
	225,000	2.875		06/18/24	240,928
Societe Generale SA
EUR	1,700,000	1.750		03/22/29	2,280,976
(-1X 3M Euribor + 1.280%)
	400,000	0.875	(b)(f)	09/22/28	504,331
(1 year CMT + 1.100%)
	$1,500,000	1.488	(a)(b)(f)	12/14/26	1,513,515
The Huntington National Bank(f)
	1,950,000	3.250		05/14/21	1,966,010
	300,000	1.800		02/03/23	307,923

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The PNC Financial Services Group, Inc.(f)
	$600,000	3.500%		01/23/24	$ 653,970
UniCredit SpA
EUR	500,000	1.800		01/20/30	638,758
(-1X 3M Euribor + 2.550%)
	350,000	2.200	(b)(f)	07/22/27	454,173
Wells Fargo & Co.(b)(f)
(3M USD LIBOR + 4.240%)
	$625,000	5.013		04/04/51	886,750
(SOFR + 2.000%)
	2,450,000	2.188		04/30/26	2,578,135
(SOFR + 2.100%)
	2,050,000	2.393		06/02/28	2,180,728
Westpac Banking Corp.(b)(f)
(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,258,488
(5 year CMT + 1.750%)
	475,000	2.668		11/15/35	489,540

					90,040,931

Beverages(f) – 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	750,000	4.900		02/01/46	975,450
Anheuser-Busch InBev Worldwide, Inc.
	500,000	4.150		01/23/25	569,245
	2,300,000	4.750		01/23/29	2,835,256
	700,000	4.600		04/15/48	882,329
Bacardi Ltd.(a)
	1,200,000	4.700		05/15/28	1,422,336
Constellation Brands, Inc.
	1,500,000	3.200		02/15/23	1,585,470
	1,500,000	4.400		11/15/25	1,744,470
	1,550,000	2.875		05/01/30	1,697,870
Diageo Capital PLC
	1,950,000	2.000		04/29/30	2,033,830
Keurig Dr Pepper, Inc.
	3,250,000	4.417		05/25/25	3,747,250
	50,000	5.085		05/25/48	70,040
	200,000	3.800		05/01/50	238,768

					17,802,314

Biotechnology(f) – 0.2%
Biogen, Inc.
	1,600,000	2.250		05/01/30	1,663,408

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a) – 0.3%
Carrier Global Corp.
$650,000	2.493%	02/15/27	$ 701,012
900,000	2.722	02/15/30	961,686
300,000	3.377	04/05/40	328,608

			1,991,306

Chemicals – 0.6%
CNAC HK Finbridge Co. Ltd.
330,000	3.875	06/19/29	333,609
DuPont de Nemours, Inc.(f)
600,000	4.493	11/15/25	700,716
Nutrition & Biosciences, Inc.(a)(f)
450,000	1.230	10/01/25	455,283
200,000	1.832	10/15/27	205,996
475,000	2.300	11/01/30	488,329
150,000	3.268	11/15/40	160,904
400,000	3.468	12/01/50	433,364
Sasol Financing International Ltd.
560,000	4.500	11/14/22	571,200
Syngenta Finance NV(a)(f)
550,000	4.441	04/24/23	576,240
400,000	4.892	04/24/25	429,080

			4,354,721

Commercial Services – 0.3%
DP World Crescent Ltd.
200,000	4.848	09/26/28	232,500
DP World PLC
390,000	5.625	09/25/48	496,762
PayPal Holdings, Inc.(f)
1,000,000	2.300	06/01/30	1,071,310
500,000	3.250	06/01/50	574,300

			2,374,872

Computers(f) – 1.1%
Dell International LLC/EMC Corp.(a)
1,250,000	6.020	06/15/26	1,525,225
1,075,000	4.900	10/01/26	1,269,403

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(f) (continued)
	$275,000	5.300%		10/01/29	$ 336,930
	75,000	6.200		07/15/30	97,038
Hewlett Packard Enterprise Co.
	1,200,000	4.450		10/02/23	1,321,380
	300,000	4.650		10/01/24	340,974
	1,850,000	4.900		10/15/25	2,165,425
	250,000	6.350		10/15/45	329,882

					7,386,257

Diversified Financial Services – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	282,000	3.500	(f)	05/26/22	291,204
	2,149,000	4.625		07/01/22	2,259,222
AIG Global Funding(a)
	224,000	2.300		07/01/22	230,384
Air Lease Corp.(f)
	1,150,000	3.250		03/01/25	1,226,245
	575,000	2.875		01/15/26	608,229
American Express Co.(f)
	255,000	2.500		07/30/24	272,506
Avolon Holdings Funding Ltd.(a)(f)
	400,000	3.950		07/01/24	422,480
Capital One Financial Corp.(f)
	505,000	3.300		10/30/24	554,950
GE Capital Funding LLC(a)(f)
	550,000	4.400		05/15/30	647,674
GE Capital International Funding Co.
	1,350,000	3.373		11/15/25	1,500,768
	1,350,000	4.418		11/15/35	1,609,686
Huarong Finance II Co. Ltd.
	380,000	3.750		05/29/24	399,950
	370,000	5.000		11/19/25	416,366
	200,000	4.625		06/03/26	222,563
	200,000	4.875		11/22/26	226,562
Intercontinental Exchange, Inc.(f)
	1,150,000	1.850		09/15/32	1,157,797
JAB Holdings B.V.
EUR	1,000,000	1.000		12/20/27	1,274,523

					13,321,109

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – 1.2%
AEP Transmission Co. LLC(f)
	$150,000	3.650%		04/01/50	$ 181,166
Ameren Corp.(f)
	150,000	2.500		09/15/24	159,845
Berkshire Hathaway Energy Co.(a)(f)
	25,000	4.250		10/15/50	32,214
CMS Energy Corp.(b)(f) (5 year CMT + 2.900%)
	550,000	3.750		12/01/50	561,951
Dominion Energy, Inc.(f)
	2,200,000	3.375		04/01/30	2,504,788
DTE Energy Co.
	498,000	2.250		11/01/22	515,305
Duke Energy Carolinas LLC(f)
	700,000	3.200		08/15/49	792,939
E.ON International Finance B.V.
GBP	250,000	6.125		07/06/39	578,839
Electricite de France SA(a)(f)
	$1,450,000	4.500		09/21/28	1,724,688
Pacific Gas & Electric Co.(f)
	250,000	2.500		02/01/31	249,877
	100,000	3.300		08/01/40	100,105
	200,000	3.500		08/01/50	198,182
Sempra Energy(f)
	700,000	3.400		02/01/28	797,797

					8,397,696

Electrical Components & Equipment(f) – 0.2%
Emerson Electric Co.
	1,600,000	1.950		10/15/30	1,687,904
Engineering & Construction(f) – 0.4%
Aeroports de Paris
EUR	900,000	1.000		01/05/29	1,167,202
Mexico City Airport Trust
	$540,000	3.875	(a)	04/30/28	557,550
	200,000	5.500	(a)	10/31/46	208,750
	430,000	5.500	(a)	07/31/47	449,350
	200,000	5.500		07/31/47	209,000

					2,591,852

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – 0.2%
General Mills, Inc.(f)
	$500,000	2.875%	04/15/30	$ 554,565
The JM Smucker Co.
	225,000	3.000	03/15/22	231,786
The Kroger Co.(f)
	275,000	3.950	01/15/50	332,274

				1,118,625

Gas(f) – 0.2%
NiSource, Inc.
	1,025,000	3.600	05/01/30	1,186,427
The East Ohio Gas Co.(a)
	200,000	2.000	06/15/30	206,628
	200,000	3.000	06/15/50	214,856

				1,607,911

Hand/Machine Tools(f) – 0.1%
Snap-on, Inc.
	900,000	3.100	05/01/50	1,014,498

Healthcare Providers & Services(f) – 1.4%
Anthem, Inc.
	1,925,000	2.250	05/15/30	2,031,915
DENTSPLY SIRONA, Inc.
	775,000	3.250	06/01/30	862,684
DH Europe Finance II S.a.r.l.
EUR	300,000	0.450	03/18/28	373,381
	800,000	0.750	09/18/31	1,006,767
Medtronic Global Holdings SCA
	400,000	0.250	07/02/25	496,005
	300,000	2.250	03/07/39	454,329
	150,000	1.500	07/02/39	204,086
Smith & Nephew PLC
	$1,825,000	2.032	10/14/30	1,855,970
Stryker Corp.
	1,700,000	1.950	06/15/30	1,747,379
Thermo Fisher Scientific, Inc.
	200,000	4.497	03/25/30	249,682
EUR	400,000	1.875	10/01/49	564,852

				9,847,050

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 1.6%
American International Group, Inc.
	$200,000	4.875%		06/01/22	$ 212,398
	150,000	4.125		02/15/24	165,942
	2,150,000	3.900	(f)	04/01/26	2,451,709
	1,900,000	3.400	(f)	06/30/30	2,173,619
Aviva PLC(b)(f)
(5 Year EUR Swap + 5.130%)
EUR	450,000	6.125		07/05/43	628,180
(5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	761,281
AXA SA(b)(f) (3M Euribor + 3.200%)
EUR	550,000	3.250		05/28/49	785,158
Helvetia Europe SA(b)(f) (-1X 5 year EUR Swap + 3.950%)
	550,000	2.750		09/30/41	740,267
La Mondiale SAM(f)
	600,000	0.750		04/20/26	741,031
	600,000	2.125		06/23/31	775,789
Legal & General Group PLC(b)(f) (-1X 5 year UK Government Bond + 4.050%)
GBP	500,000	3.750%		11/26/49	$747,462
M&G PLC(b)(f) (5 year UK Government Bond + 3.724%)
	100,000	6.340		12/19/63	181,042
MetLife, Inc.
	$110,000	3.600		04/10/24	121,116
New York Life Insurance Co.(a)(f)
	450,000	3.750		05/15/50	534,731

					11,019,725

Internet(f) – 0.3%
Expedia Group, Inc.
	1,150,000	3.250		02/15/30	1,191,941
Prosus NV(a)
	210,000	3.680		01/21/30	227,981
	200,000	4.027		08/03/50	207,500
	200,000	3.832		02/08/51	196,400

					1,823,822

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel(f) – 0.2%
Steel Dynamics, Inc.
$1,275,000	1.650%		10/15/27	$ 1,311,287

Lodging(f) – 0.3%
Marriott International, Inc.
1,500,000	4.650		12/01/28	1,729,545

Machinery-Diversified(f) – 0.2%
Otis Worldwide Corp.
900,000	2.565		02/15/30	965,808
550,000	3.112		02/15/40	599,566

				1,565,374

Media – 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(f)
900,000	4.500		02/01/24	999,153
3,400,000	4.908		07/23/25	3,952,908
650,000	4.800		03/01/50	771,816
Comcast Corp.
1,000,000	3.700	(f)	04/15/24	1,102,340
750,000	3.950	(f)	10/15/25	861,120
800,000	5.650		06/15/35	1,145,400
900,000	3.750	(f)	04/01/40	1,084,239
350,000	4.700	(f)	10/15/48	486,773
The Walt Disney Co.(f)
50,000	4.700		03/23/50	70,852

				10,474,601

Mining(a) – 0.5%
Glencore Funding LLC
1,400,000	4.125		05/30/23	1,511,006
650,000	4.125	(f)	03/12/24	713,193
775,000	4.875	(f)	03/12/29	931,697

				3,155,896

Miscellaneous Manufacturing – 0.2%
General Electric Co.
100,000	2.700		10/09/22	103,899
300,000	6.750		03/15/32	420,297

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
	$750,000	4.350	%(f)	05/01/50	$ 906,308

					1,430,504

Multi-National – 0.8%
European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,575,949
	770,000	1.000		11/14/42	1,162,622

					5,738,571

Oil Field Services – 0.9%
BP Capital Markets America, Inc.(f)
	$700,000	3.790		02/06/24	765,254
BP Capital Markets PLC
	250,000	3.814		02/10/24	274,425
(-1X 5 year EUR Swap + 3.880%)
EUR	400,000	3.250	(b)(f)	03/22/49	521,048
(-1X 5 year EUR Swap + 4.120%)
	400,000	3.625	(b)(f)	03/22/49	535,259
Devon Energy Corp.(f)
	$100,000	5.850		12/15/25	117,496
Gazprom PJSC Via Gaz Capital SA
	310,000	5.150	(a)	02/11/26	352,819
	210,000	5.150		02/11/26	239,006
	240,000	8.625	(i)	04/28/34	375,300
	310,000	7.288		08/16/37	454,634
Gazprom PJSC Via Gaz Finance PLC(a)
	400,000	3.250		02/25/30	412,625
Occidental Petroleum Corp.
	300,000	5.550	(f)	03/15/26	312,750
	250,000	6.450		09/15/36	261,250
Phillips 66(f)
	250,000	3.850		04/09/25	281,650
	200,000	1.300		02/15/26	203,348
Suncor Energy, Inc.(f)
	900,000	3.100		05/15/25	985,833
Total Capital International SA(f)
	350,000	3.461		07/12/49	405,927

					6,498,624

Pharmaceuticals – 3.4%
AbbVie, Inc.
	620,000	2.300		11/21/22	642,636

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
AbbVie, Inc. (continued)
	$300,000	3.750	%(f)	11/14/23	$ 326,973
	1,350,000	2.600	(f)	11/21/24	1,446,619
	1,350,000	2.950	(f)	11/21/26	1,494,760
	200,000	4.250	(f)	11/14/28	239,966
	1,200,000	3.200	(f)	11/21/29	1,350,996
	550,000	4.050	(f)	11/21/39	664,521
	625,000	4.875	(f)	11/14/48	849,463
	1,700,000	4.250	(f)	11/21/49	2,135,523
Bayer US Finance II LLC(a)(f)
	750,000	3.875		12/15/23	817,463
	1,000,000	4.250		12/15/25	1,144,030
Becton Dickinson & Co.(f)
	3,275,000	3.363		06/06/24	3,551,705
	1,000,000	3.700		06/06/27	1,144,970
Bristol-Myers Squibb Co.(f)
	50,000	4.250		10/26/49	67,316
Cigna Corp.(f)
	698,000	3.750		07/15/23	753,798
	675,000	2.400		03/15/30	717,444
	600,000	4.900		12/15/48	822,696
CVS Health Corp.(f)
	123,000	3.700		03/09/23	131,541
	300,000	2.625		08/15/24	321,372
	1,875,000	1.875		02/28/31	1,897,669
	100,000	5.050		03/25/48	135,252
	600,000	4.250		04/01/50	749,436
Takeda Pharmaceutical Co. Ltd.(f)
EUR	500,000	1.375		07/09/32	656,264
	500,000	2.000		07/09/40	693,922
Upjohn Finance B.V.(f)
	800,000	1.908		06/23/32	1,080,877

					23,837,212

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 0.9%
Abu Dhabi Crude Oil Pipeline LLC(a)
	$1,260,000	4.600%	11/02/47	$ 1,568,306
Energy Transfer Operating LP(f)
	250,000	5.250	04/15/29	291,692
Enterprise Products Operating LLC(f)
	500,000	3.750	02/15/25	560,125
	100,000	4.150	10/16/28	118,510
EQM Midstream Partners LP(f)
	225,000	4.750	07/15/23	235,125
Galaxy Pipeline Assets Bidco Ltd.(a)
	200,000	2.625	03/31/36	207,000
MPLX LP(f)
	250,000	4.500	04/15/38	286,328
	150,000	5.500	02/15/49	196,860
Sabine Pass Liquefaction LLC(f)
	1,500,000	5.625	03/01/25	1,750,350
Sunoco Logistics Partners Operations LP(f)
	250,000	5.300	04/01/44	269,313
The Williams Cos., Inc.(f)
	550,000	3.600	03/15/22	567,743
	450,000	3.900	01/15/25	499,720

				6,551,072

Real Estate(f) – 0.2%
Logicor Financing S.a.r.l.
EUR	600,000	2.250	05/13/25	792,861
	550,000	3.250	11/13/28	790,412

				1,583,273

Real Estate Investment Trust(f) – 1.5%
Alexandria Real Estate Equities, Inc.
	$500,000	3.375	08/15/31	572,880
American Tower Corp.
	400,000	3.800	08/15/29	464,400
	1,500,000	2.900	01/15/30	1,634,430
Healthpeak Properties, Inc.
	200,000	3.250	07/15/26	225,914
National Retail Properties, Inc.
	375,000	3.900	06/15/24	406,181
Prologis Euro Finance LLC
EUR	500,000	1.000	02/06/35	641,507
Prologis LP
	$1,000,000	2.250	04/15/30	1,071,580

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(f) – (continued)
Simon Property Group LP
	$576,000	2.750%	06/01/23	$ 603,740
VEREIT Operating Partnership LP
	900,000	4.625	11/01/25	1,037,070
	200,000	3.400	01/15/28	220,728
	300,000	2.850	12/15/32	313,350
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750	09/17/24	422,492
WP Carey, Inc.
	240,000	4.600	04/01/24	267,389
	170,000	4.000	02/01/25	188,001
	625,000	2.400	02/01/31	649,663
WPC Eurobond B.V.
EUR	1,200,000	1.350	04/15/28	1,527,141

				10,246,466

Retailing(f) – 0.4%
Dollar Tree, Inc.
	$650,000	4.000	05/15/25	733,694
McDonald’s Corp.
	125,000	4.200	04/01/50	160,051

Walgreens Boots Alliance, Inc.
	1,850,000	3.200	04/15/30	2,003,162

				2,896,907

Savings & Loans(a)(b)(f) – 0.1%
Nationwide Building Society
(3M USD LIBOR + 1.181%)
	200,000	3.622	04/26/23	207,734
(3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	582,410

				790,144

Semiconductors(f) – 1.2%
Broadcom, Inc.
	1,850,000	3.625	10/15/24	2,031,319
	1,050,000	4.700	04/15/25	1,203,846
	1,850,000	4.250	04/15/26	2,119,896
	2,443,000	3.459	09/15/26	2,709,922
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)
	450,000	3.400	05/01/30	510,201

				8,575,184

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(f) – 0.4%
Fidelity National Information Services, Inc.
EUR	400,000	0.750%		05/21/23	$ 498,521
GBP	250,000	2.602		05/21/25	372,401
EUR	550,000	0.625		12/03/25	691,185
Fiserv, Inc.
	$650,000	3.200		07/01/26	727,681
Intuit, Inc.
	350,000	1.650		07/15/30	359,370

					2,649,158

Supranational(h) – 0.2%
FMS Wertmanagement
GBP	1,100,000	1.375		03/07/25	1,582,863

Telecommunication Services – 2.9%
AT&T, Inc.(f)
	$250,000	3.000		06/30/22	258,633
	1,879,000	2.550	(a)	12/01/33	1,931,725
EUR	600,000	1.800		09/14/39	780,590
	$100,000	4.350		06/15/45	115,275
	100,000	4.850		07/15/45	124,344
	550,000	5.450		03/01/47	741,191
	600,000	4.500		03/09/48	714,954
Deutsche Telekom AG(a)(f)
	200,000	3.625		01/21/50	230,546
Deutsche Telekom International Finance B.V.(a)(f)
	500,000	2.485		09/19/23	523,145
	1,300,000	4.375		06/21/28	1,540,422
T-Mobile USA, Inc.(a)(f)
	500,000	3.500		04/15/25	552,602
	900,000	3.750		04/15/27	1,023,392
	1,250,000	3.875		04/15/30	1,446,794
	950,000	2.550		02/15/31	996,850
	550,000	3.000		02/15/41	568,980
Telefonica Emisiones SA(f)
EUR	500,000	1.788		03/12/29	686,433

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc.
	$350,000	2.625%		08/15/26	$ 383,250
	3,084,000	4.329		09/21/28	3,707,924
	64,000	5.012		04/15/49	88,616
	300,000	4.000	(f)	03/22/50	363,402
	676,000	2.987	(a)(f)	10/30/56	679,502
Vodafone Group PLC
	1,550,000	3.750		01/16/24	1,694,088
	1,000,000	4.375		05/30/28	1,199,220

					20,351,878

Trading Companies & Distributors(f) – 0.2%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200		07/24/25	589,286
	600,000	1.750		03/12/29	772,183

					1,361,469

Water(f) – 0.2%
American Water Capital Corp.
	$1,100,000	2.800		05/01/30	1,212,959
	300,000	3.450		05/01/50	354,243

					1,567,202

TOTAL CORPORATE OBLIGATIONS (Cost $274,692,790)					$302,511,138

Asset-Backed Securities(b) – 6.8%
Collateralized Loan Obligations(a) – 4.9%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
	$2,100,000	1.537%		01/15/33	$ 2,101,323
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
	2,100,000	1.457		04/15/33	2,099,998
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
	3,018,747	1.067		01/27/28	3,005,313
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
	5,300,000	1.477		04/15/33	5,306,153
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
	327,156	1.478		07/20/26	327,204

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – (continued)
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
$5,300,000	0.987%	04/15/29	$ 5,252,422
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
1,400,000	1.567	01/15/33	1,402,064
Mill City Mortgage Loan Trust Series 2017-2, Class A3
440,479	2.928	07/25/59	459,028
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	1.589	04/14/33	1,799,995
Steele Creek CLO Ltd. Series 2019-1A, Class D (3M USD LIBOR + 4.100%)
1,400,000	4.337	04/15/32	1,400,462
Towd Point Mortgage Trust Series 2019-4, Class M1B
870,000	3.000	10/25/59	911,073
Trinitas CLO II Ltd. Series 2014-2A, Class A1R (3M USD LIBOR + 1.180%)
80,157	1.417	07/15/26	80,155
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
3,700,000	1.127	04/15/29	3,680,438
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
900,000	4.368	04/20/32	901,973
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	1.517	04/15/33	3,477,683
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	1.297	04/15/31	2,086,869
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
83,978	1.114	05/01/26	83,934

			34,376,087

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
37,946	7.000	09/25/37	38,511

Student Loans – 1.9%
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
2,934,538	1.348	12/27/66	2,947,243
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
692,087	1.148	12/25/56	691,393

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (b)– (continued)
Student Loans – (continued)
Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
$2,494,773	1.257%	05/25/34	$ 2,499,589
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
264,843	1.157	02/25/42	263,392
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
4,601,053	1.198	12/27/66	4,641,355
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
171,201	0.998	02/25/48	170,695
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
2,056,900	1.298	09/25/65	2,077,646

			13,291,313

TOTAL ASSET-BACKED SECURITIES (Cost $47,626,978)			$ 47,705,911

Mortgage-Backed Obligations – 22.7%
Collateralized Mortgage Obligations – 1.9%
Interest Only(j) – 1.2%
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
$272,089	5.841%	05/15/41	$ 40,901
FHLMC REMIC Series 4314, Class SE(b) (-1x 1M USD LIBOR + 6.050%)
248,606	5.891	03/15/44	40,150
FHLMC REMIC Series 4320, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
200,373	5.941	07/15/39	39,565
FHLMC REMIC Series 4583, Class ST(b) (-1x 1M USD LIBOR + 6.000%)
856,985	5.841	05/15/46	148,334
FHLMC REMIC Series 4792, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
490,240	6.041	05/15/48	57,596
FHLMC REMIC Series 4936, Class ES(b) (-1x 1M USD LIBOR + 6.000%)
219,339	5.852	12/25/49	28,992
FHLMC REMIC Series 4980, Class KI
2,365,772	4.500	06/25/50	323,908
FHLMC REMIC Series 4991, Class IE
1,243,599	5.000	07/25/50	162,962
FHLMC REMIC Series 4998, Class GI
1,740,706	4.000	08/25/50	242,186
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
2,062,576	5.952	07/25/50	384,883

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
FHLMC REMIC Series 5009, Class DI
$1,324,702	2.000%	09/25/50	$ 106,154
FHLMC REMIC Series 5012, Class DI
340,538	4.000	09/25/50	47,484
FHLMC REMIC Series 5020, Class IH
1,406,361	3.000	08/25/50	166,909
FHLMC STRIPS Series 304, Class C45
190,459	3.000	12/15/27	10,673
FNMA REMIC Series 2011-124, Class SC(b) (-1x 1M USD LIBOR + 6.550%)
261,691	6.402	12/25/41	47,627
FNMA REMIC Series 2012-5, Class SA(b) (-1x 1M USD LIBOR + 5.950%)
376,668	5.802	02/25/42	63,846
FNMA REMIC Series 2014-6, Class SA(b) (-1x 1M USD LIBOR + 6.600%)
319,344	6.452	02/25/44	58,976
FNMA REMIC Series 2015-34, Class LS(b) (-1x 1M USD LIBOR + 6.100%)
1,138,135	5.952	06/25/45	229,969
FNMA REMIC Series 2017-31, Class SG(b) (-1x 1M USD LIBOR + 6.100%)
660,809	5.952	05/25/47	126,028
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
509,873	6.002	11/25/47	92,006
FNMA REMIC Series 2018-17, Class CS(b) (-1x 1M USD LIBOR + 3.450%)
2,083,351	2.500	03/25/48	131,570
FNMA REMIC Series 2018-38, Class SG(b) (-1x 1M USD LIBOR + 6.200%)
199,561	6.052	06/25/48	26,386
FNMA REMIC Series 2019-41, Class SB(b) (-1x 1M USD LIBOR + 6.050%)
1,020,811	5.902	08/25/49	208,967
FNMA REMIC Series 2020-45, Class AI
802,763	4.000	07/25/50	102,309
FNMA REMIC Series 2020-60, Class KI
2,004,716	2.000	09/25/50	164,942

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
FNMA REMIC Series 2020-60, Class NI
$316,259	4.000%	09/25/50	$ 44,190
GNMA REMIC Series 2010-101, Class S(b) (-1x 1M USD LIBOR + 6.000%)
557,461	5.848	08/20/40	109,634
GNMA REMIC Series 2010-20, Class SE(b) (-1x 1M USD LIBOR + 6.250%)
450,324	6.098	02/20/40	90,668
GNMA REMIC Series 2013-124, Class CS(b) (-1x 1M USD LIBOR + 6.050%)
470,822	5.898	08/20/43	95,639
GNMA REMIC Series 2013-134, Class DS(b) (-1x 1M USD LIBOR + 6.100%)
97,101	5.948	09/20/43	19,331
GNMA REMIC Series 2013-152, Class SG(b) (-1x 1M USD LIBOR + 6.150%)
174,521	5.998	06/20/43	34,840
GNMA REMIC Series 2013-152, Class TS(b) (-1x 1M USD LIBOR + 6.100%)
161,191	5.948	06/20/43	32,760
GNMA REMIC Series 2013-181, Class SA(b) (-1x 1M USD LIBOR + 6.100%)
596,211	5.948	11/20/43	117,364
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
1,344,233	5.448	08/20/44	224,269
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
377,263	5.948	10/20/43	54,757
GNMA REMIC Series 2014-133, Class BS(b) (-1x 1M USD LIBOR + 5.600%)
207,712	5.448	09/20/44	36,443
GNMA REMIC Series 2014-158, Class SA(b) (-1x 1M USD LIBOR + 5.600%)
636,592	5.447	10/16/44	112,688
GNMA REMIC Series 2015-110, Class MS(b) (-1x 1M USD LIBOR + 5.710%)
1,129,978	5.558	08/20/45	197,094
GNMA REMIC Series 2015-111, Class IM
537,476	4.000	08/20/45	58,539
GNMA REMIC Series 2015-123, Class SP(b) (-1x 1M USD LIBOR + 6.250%)
304,377	6.098	09/20/45	58,487
GNMA REMIC Series 2015-129, Class IC
216,798	4.500	09/16/45	33,785
GNMA REMIC Series 2015-167, Class AS(b) (-1x 1M USD LIBOR + 6.250%)
191,624	6.098	11/20/45	33,556
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
137,989	6.048	11/20/45	27,837

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
GNMA REMIC Series 2015-57, Class AS(b) (-1x 1M USD LIBOR + 5.600%)
$922,949	5.448%	04/20/45	$ 154,970
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
246,353	6.048	01/20/46	41,713
GNMA REMIC Series 2016-138, Class GI
579,458	4.000	10/20/46	71,828
GNMA REMIC Series 2016-27, Class IA
308,846	4.000	06/20/45	27,990
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
338,150	6.048	08/20/48	51,842
GNMA REMIC Series 2018-122, Class SE(b) (-1x 1M USD LIBOR + 6.200%)
766,638	6.048	09/20/48	119,112
GNMA REMIC Series 2018-137, Class SN(b) (-1x 1M USD LIBOR + 6.150%)
828,115	5.998	10/20/48	128,130
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
508,997	5.998	10/20/48	75,723
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
706,345	6.048	10/20/48	116,173
GNMA REMIC Series 2018-72, Class IB
678,450	4.000	04/20/46	88,513
GNMA REMIC Series 2019-1, Class SN (-1x 1M USD LIBOR + 6.050%)
405,426	5.898	01/20/49	59,834
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
992,929	5.948	09/20/49	152,890
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
999,574	5.948	09/20/49	143,239
GNMA REMIC Series 2019-128, Class IO
710,760	4.000	10/20/49	84,132
GNMA REMIC Series 2019-129, Class AI
1,102,396	3.500	10/20/49	122,837
GNMA REMIC Series 2019-151, Class IA
3,368,471	3.500	12/20/49	363,934
GNMA REMIC Series 2019-151, Class NI
1,667,584	3.500	10/20/49	148,850

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(j) – (continued)
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
$1,079,992	3.638%	02/20/49	$ 91,702
GNMA REMIC Series 2019-4, Class SJ(b) (-1x 1M USD LIBOR + 6.050%)
978,092	5.898	01/20/49	154,352
GNMA REMIC Series 2019-69, Class S (-1x 1M USD LIBOR + 3.270%)
1,234,556	3.118	06/20/49	94,867
GNMA REMIC Series 2019-78, Class SE (-1x 1M USD LIBOR + 6.100%)
295,636	5.948	06/20/49	44,550
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
773,542	5.948	08/20/49	118,117
GNMA REMIC Series 2019-98, Class SC(b) (-1x 1M USD LIBOR + 6.050%)
1,016,715	5.898	08/20/49	158,759
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
1,549,764	5.898	01/20/50	249,966
GNMA REMIC Series 2020-146, Class KI
1,889,960	2.500	10/20/50	183,868
GNMA REMIC Series 2020-173, Class AI
1,197,258	2.500	11/20/50	74,462
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
947,785	5.898	04/20/50	163,586
GNMA REMIC Series 2020-55, Class IO
2,067,075	3.500	04/20/50	233,761
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
1,582,541	6.288	07/20/43	309,095
GNMA REMIC Series 2020-78, Class DI
2,223,715	4.000	06/20/50	286,877
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
444,407	5.998	06/20/50	68,103

			8,618,979

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – 0.2%
FNMA REMIC Series 2011-52, Class GB
	$308,798%	5.000	06/25/41	$ 353,388
FNMA REMIC Series 2011-99, Class DB
	289,805	5.000	10/25/41	330,827
FNMA REMIC Series 2012-111, Class B
	34,281	7.000	10/25/42	42,171
FNMA REMIC Series 2012-153, Class B
	138,262	7.000	07/25/42	173,781

				900,167

Sequential Floating Rate(b) – 0.5%
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
	60,968	2.109	09/25/35	52,848
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.420%)
	204,594	0.572	03/20/46	162,282
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	13,137	2.918	04/20/35	12,965
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	739,873	0.851	08/20/56	1,011,446
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$279,032	3.651	08/19/36	272,132
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	639,864	0.898	11/15/49	874,056
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	$444,817	1.609	01/25/46	423,648
Sequoia Mortgage Trust Series 2004-10, Class A3A(6M USD LIBOR + 0.660%)
	50,396	0.918	11/20/34	48,247
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	590,360	0.934	03/20/56	807,721

				3,665,345

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 13,184,491

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 0.7%
Bank Series 2017-BNK4, Class C(b)
$900,000	4.372%	05/15/50	$ 970,238
Bank Series 2018-BK15, Class D(a)
290,000	3.000	11/15/61	229,108
BANK Series 2018-BNK14, Class D(a)
350,000	3.000	09/15/60	298,599
BANK Series 2019-BNK19, Class D(a)
200,000	3.000	08/15/61	187,420
Benchmark Mortgage Trust Series 2018-B6, Class D(a)(b)
400,000	3.118	10/10/51	379,001
Benchmark Mortgage Trust Series 2019-B13, Class D(a)
450,000	2.500	08/15/57	412,115
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(a)
200,000	3.250	04/14/50	168,427
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(a)
400,000	3.000	09/15/50	324,269
GS Mortgage Securities Trust Series 2019-GC42, Class D(a)
300,000	2.800	09/01/52	278,507
JPMBD Commercial Mortgage Series 2017-C7, Class D(a)
250,000	3.000	10/15/50	196,835
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(a)
500,000	3.000	07/15/50	444,255
Wells Fargo Commercial Mortgage Trust Series 2019-C53, Class B(b)
1,300,000	3.514	10/15/52	1,450,994

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 5,339,768

Federal Agencies – 20.1%
FHLMC – 0.0%
2,294	5.000	01/01/33	2,616
208	5.000	06/01/33	238
3,269	5.000	07/01/33	3,733
4,348	5.000	08/01/33	4,965
709	5.000	10/01/33	810
2,316	5.000	11/01/33	2,643
1,003	5.000	12/01/33	1,146
3,034	5.000	02/01/34	3,466
1,257	5.000	03/01/34	1,438
2,559	5.000	04/01/34	2,929
3,372	5.000	05/01/34	3,850
52,634	5.000	06/01/34	60,112
868	5.000	11/01/34	993
13,466	5.000	04/01/35	15,375
426	5.000	11/01/35	486
7,210	5.000	02/01/37	8,297
243	5.000	11/01/37	278
16,263	5.000	01/01/40	18,759
11,289	4.000	06/01/40	12,450
90,703	4.000	02/01/41	100,065
5,932	4.000	11/01/41	6,578

			251,227

GNMA – 13.6%
357,125	4.000	11/20/44	392,366
33,581	4.000	05/20/45	36,831
816,991	4.000	07/20/45	896,081
589,925	4.000	01/20/46	645,928
283,102	4.500	02/20/48	307,961
91,213	4.500	03/20/48	99,022

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$343,477	4.500%	04/20/48	$ 372,886
790,843	4.500	05/20/48	855,839
1,077,135	4.500	08/20/48	1,163,977
665,533	5.000	08/20/48	729,602
4,025,435	4.500	09/20/48	4,349,978
729,787	5.000	09/20/48	800,042
810,489	5.000	10/20/48	888,260
3,400,246	5.000	11/20/48	3,721,203
1,390,208	5.000	12/20/48	1,521,433
4,354,195	4.500	01/20/49	4,699,460
2,488,687	5.000	01/20/49	2,721,073
1,604,090	4.000	02/20/49	1,717,394
1,536,859	4.000	03/20/49	1,644,934
818,770	4.500	03/20/49	883,439
1,315,960	5.000	03/20/49	1,437,401
2,046,023	4.000	05/20/49	2,187,985
3,133,039	4.500	10/20/49	3,374,153
755,459	4.500	12/20/49	809,899
915,576	4.500	03/20/50	979,951
42,000,000	2.000	TBA-30yr(k)	43,920,234
9,000,000	2.500	TBA-30yr(k)	9,522,062
5,000,000	3.000	TBA-30yr(k)	5,227,972

			95,907,366

UMBS – 4.2%
243,362	5.000	06/01/23	268,369
48,342	5.000	01/01/24	53,302
42,525	5.000	01/01/25	46,895
263,376	4.500	07/01/36	294,394
22,201	4.500	12/01/36	24,815
20,578	4.500	05/01/38	23,046
19,177	4.500	05/01/39	21,491
11,723	4.500	06/01/39	13,156
7,034	4.500	08/01/39	7,894
12,514	4.500	09/01/39	14,004
14,933	4.500	10/01/39	16,711
6,194	4.500	03/01/40	6,931
91,302	4.500	04/01/40	102,047
7,437	4.500	12/01/40	8,312
80,202	4.500	01/01/41	89,640
24,735	4.500	04/01/41	27,649
46,623	4.500	06/01/41	52,114
32,532	4.500	07/01/41	36,363
51,970	4.500	08/01/41	58,089
167,939	4.500	09/01/41	187,718
119,787	4.500	10/01/41	133,894
113,759	4.500	11/01/41	127,157
68,599	4.500	12/01/41	76,678
80,308	4.500	01/01/42	89,766
8,755	4.500	03/01/42	9,950
30,829	4.500	04/01/42	34,651
77,464	3.000	12/01/42	84,868
188,367	3.000	01/01/43	206,429
251,857	3.000	04/01/43	276,244
465,185	4.500	06/01/45	519,181
2,252,466	4.500	11/01/47	2,486,598
5,506,450	4.000	01/01/48	6,021,965
929,789	4.500	07/01/48	1,007,259
600,260	4.500	09/01/48	670,907
438,520	5.000	11/01/48	499,882

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$946,914	4.500%	02/01/49	$ 1,025,219
2,830,609	4.500	06/01/49	3,063,801
4,736,229	5.000	10/01/49	5,246,622
1,919,650	5.000	12/01/49	2,130,986
4,000,000	3.000	12/01/50	4,312,304

			29,377,301

UMBS, 30 Year, Single Family(k) – 2.3%
2,000,000	2.000	TBA-30yr	2,079,053
9,000,000	3.000	TBA-30yr	9,429,250
1,000,000	4.500	TBA-30yr	1,083,750
3,000,000	5.000	TBA-30yr	3,319,688
			15,911,741
TOTAL FEDERAL AGENCIES			$141,447,635

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $157,494,429)			$159,971,894

Agency Debenture – 0.3%
FHLMC
$1,160,000	6.750%	03/15/31	$ 1,786,481
(Cost $1,433,697)

U.S. Treasury Obligations – 0.9%
United States Treasury Notes
$3,280,000	0.125%	06/30/22	$ 3,280,384
2,740,000	3.125	11/15/28	3,242,619

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,540,362)			$ 6,523,003

Shares	Dividend Rate		Value

Investment Company(l) – 1.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,254,446	0.026%		$ 10,254,446
(Cost $10,254,446)

TOTAL INVESTMENTS – 107.1% (Cost $701,650,234)			$753,440,068

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.1)%			(49,693,247)

NET ASSETS – 100.0%			$703,746,821

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Actual maturity date is June 30, 2120.

(d)	Actual maturity date is September 20, 2117.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Actual maturity date is July 28, 2121.

(h)	Guaranteed by a foreign government until maturity.

(i)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(j)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $74,582,009 which represents approximately 10.6% of the Fund’s net assets as of December 31, 2020.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	630,895	EUR	390,253	03/17/21	$9,105
	AUD	3,825,000	NZD	4,037,720	03/17/21	44,682
	AUD	1,295,822	USD	980,529	03/17/21	19,120
	BRL	4,033,952	USD	762,653	01/05/21	14,070
	BRL	2,493,613	USD	479,277	02/02/21	585
	CAD	3,382,668	USD	2,648,006	03/17/21	10,010
	CHF	827,177	USD	936,157	03/17/21	331
	CNH	15,636,764	USD	2,383,954	03/17/21	8,277
	COP	9,045,278,559	USD	2,497,946	01/29/21	150,500
	EUR	363,225	JPY	45,755,136	03/17/21	989
	EUR	1,166,143	PLN	5,267,079	03/17/21	16,709
	EUR	12,752,955	USD	15,478,747	03/17/21	128,356
	GBP	352,829	EUR	389,739	03/17/21	5,763
	GBP	936,887	USD	1,249,055	01/13/21	32,295
	GBP	1,619,562	USD	2,162,987	03/17/21	52,835
	IDR	82,121,845,865	USD	5,793,650	01/06/21	97,868
	IDR	11,282,825,374	USD	794,285	03/05/21	12,822
	ILS	2,487,853	USD	764,869	03/17/21	10,392
	INR	506,067,968	USD	6,809,205	01/27/21	100,910
	JPY	1,003,218,978	USD	9,620,764	03/17/21	103,923
	KRW	7,145,743,215	USD	6,374,219	01/08/21	193,987
	KRW	4,421,642,420	USD	3,892,496	01/15/21	171,801
	KRW	4,421,642,420	USD	3,966,097	02/19/21	97,894
	MXN	23,269,724	USD	1,142,224	03/17/21	16,929
	NOK	1,644,967	EUR	155,962	03/17/21	930
	NOK	31,180,474	USD	3,545,167	03/17/21	90,343
	NZD	5,467,513	USD	3,846,122	03/17/21	89,026
	PHP	22,861,318	USD	473,987	01/15/21	1,623
	PHP	44,224,937	USD	918,861	02/08/21	245
	RUB	14,505,573	USD	188,667	01/25/21	6,795
	RUB	79,902,203	USD	1,031,744	02/08/21	43,197
	SEK	7,908,959	EUR	780,950	03/17/21	6,356
	SEK	3,945,613	USD	477,151	03/17/21	2,813
	SGD	1,913,722	USD	1,433,127	03/17/21	15,030
	THB	115,413,127	USD	3,830,485	03/17/21	22,238
	TRY	3,883,204	USD	461,502	01/11/21	59,134
	TRY	7,496,140	USD	923,431	01/19/21	78,598
	TRY	3,058,989	USD	384,292	01/25/21	23,696
	TRY	11,629,523	USD	1,432,300	03/17/21	85,451
	TWD	26,765,538	USD	946,024	01/04/21	6,951
	TWD	65,076,636	USD	2,315,049	02/05/21	14,081
	TWD	13,323,924	USD	471,443	02/17/21	6,440
	TWD	13,406,070	USD	482,059	03/05/21	343
	USD	8,771,792	CAD	11,136,492	03/11/21	21,139
	USD	481,915	CNH	3,149,892	03/17/21	20
	USD	458,611	JPY	47,277,733	03/17/21	325
	USD	18,995	JPY	1,957,397	03/18/21	21
	USD	17,622,980	JPY	1,816,009,334	03/29/21	16,595
	USD	475,869	KRW	516,079,724	01/08/21	1,500
	USD	85,204	KRW	92,622,897	02/19/21	73
	USD	380,036	MXN	7,589,281	03/17/21	1,985
	USD	763,551	THB	22,755,984	03/17/21	3,911
	USD	2,238,035	TWD	62,384,620	02/05/21	5,256
	USD	189,346	ZAR	2,795,964	03/17/21	952
	ZAR	16,224,429	USD	1,076,037	03/17/21	$17,186

TOTAL						$1,922,406

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	390,417	GBP	350,649	03/17/21	$(1,952)
	EUR	1,950,374	NOK	20,855,500	03/17/21	(44,789)
	EUR	392,554	NZD	675,950	03/17/21	(6,095)
	HUF	178,248,535	EUR	500,196	03/17/21	(11,744)
	MXN	32,677,786	USD	1,632,545	03/17/21	(4,741)
	PLN	1,777,277	EUR	396,602	03/17/21	(9,442)
	PLN	3,134,147	USD	851,558	03/17/21	(12,294)
	SEK	8,733,102	EUR	871,000	03/17/21	(3,594)
	TWD	52,561,022	USD	1,885,416	02/05/21	(4,228)
	TWD	13,294,478	USD	477,189	02/17/21	(362)
	USD	5,470,054	AUD	7,298,509	03/17/21	(160,312)
	USD	768,882	BRL	4,033,952	01/05/21	(7,842)
	USD	6,685,025	CAD	8,550,417	03/17/21	(33,678)
	USD	32,434,564	CNH	214,882,232	02/24/21	(492,230)
	USD	1,413,717	CNH	9,255,803	03/17/21	(2,307)
	USD	2,487,093	COP	8,636,851,430	01/29/21	(41,766)
	USD	86,578,495	EUR	73,073,639	01/21/21	(2,739,540)
	USD	6,079,549	EUR	5,016,233	03/17/21	(59,332)
	USD	15,225,679	GBP	11,820,188	01/13/21	(940,416)
	USD	2,615,864	GBP	1,937,512	03/17/21	(34,968)
	USD	5,708,327	IDR	82,121,845,864	01/06/21	(183,190)
	USD	3,191,720	IDR	45,500,526,772	04/05/21	(54,234)
	USD	722,506	ILS	2,364,014	03/09/21	(14,056)
	USD	2,043,018	ILS	6,640,116	03/17/21	(26,161)
	USD	5,782,288	INR	428,717,373	01/27/21	(71,642)
	USD	1,412,565	JPY	146,328,882	03/17/21	(5,872)
	USD	82,882,725	JPY	8,581,511,585	03/18/21	(303,168)
	USD	14,497,090	KRW	16,287,829,067	01/08/21	(474,316)
	USD	3,966,346	KRW	4,421,642,420	01/15/21	(97,951)
	USD	671,792	MXN	13,658,128	03/17/21	(8,572)
	USD	5,444,936	NOK	47,848,030	03/17/21	(133,940)
	USD	5,064,482	NZD	7,193,833	03/17/21	(113,155)
	USD	478,734	RUB	36,313,735	01/25/21	(10,591)
	USD	947,439	RUB	71,848,375	02/08/21	(19,153)
	USD	8,707,332	SEK	73,753,831	03/17/21	(264,455)
	USD	1,564,313	SGD	2,092,415	03/02/21	(19,010)
	USD	1,525,174	SGD	2,028,039	03/17/21	(9,487)
	USD	8,409,235	THB	253,437,719	03/17/21	(51,027)
	USD	571,528	TRY	4,764,303	01/11/21	(67,240)
	USD	984,308	TRY	7,888,536	01/19/21	(70,174)
	USD	364,001	TRY	2,940,222	01/25/21	(28,147)
	USD	950,053	TWD	26,765,538	01/04/21	(2,922)
	USD	468,173	TWD	13,220,749	02/05/21	(5,005)
	USD	667,833	ZAR	9,960,216	03/17/21	(3,298)
	ZAR	2,834,359	USD	191,215	03/17/21	(233)

TOTAL						$(6,648,631)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $(4,257,500))	4.000%	TBA-30yr	01/21/21	$(4,000,000)	$(4,264,062)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	41	03/15/21	$3,712,095	$2,637
Australian 10 Year Government Bonds	56	03/15/21	6,356,394	(4,687)
Canada 10 Year Government Bonds	64	03/22/21	7,496,583	(543)
Euro Buxl 30 Year Bonds	5	03/08/21	1,375,822	11,231
French 10 Year Government Bonds	65	03/08/21	13,329,302	37,200
Italian 10 Year Government Bonds	34	03/08/21	6,313,903	28,835
Japan 10 Year Government Bonds	2	03/15/21	2,942,618	(1,654)
Ultra Long U.S. Treasury Bonds	3	03/22/21	640,687	389
2 Year German Euro-Schatz	233	03/08/21	31,958,458	(20,318)
5 Year German Euro-Bobl	84	03/08/21	13,871,983	(3,599)
10 Year German Euro-Bund	47	03/08/21	10,199,654	23,462
10 Year U.K. Long Gilt	81	03/29/21	15,013,436	161,307
10 Year U.S. Treasury Notes	228	03/22/21	31,481,812	43,771
20 Year U.S. Treasury Bonds	178	03/22/21	30,827,375	(262,860)

Total				$15,171

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(239)	03/22/21	(37,369,891)	90,074
2 Year U.S. Treasury Notes	(187)	03/31/21	(41,322,617)	(35,509)
5 Year U.S. Treasury Notes	(436)	03/31/21	(55,007,531)	(48,596)

Total				$5,969

TOTAL FUTURES CONTRACTS				$21,140

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund (a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)(*)

3M KLIBOR(a)	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$122,501	$122,501

(a)	Payments made quarterly.

(*)	There are no upfront payments on the swap contract, therefore the unrealized gain on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250(b)	3M WIBOR(a)	12/16/21	PLN	33,570		$(9,335)	$(1,602)	$(7,733)
1M BID Average(c)	4.230(c)	01/02/23	BRL	6,035		8,432	(1,230)	9,662
Mexico Ib TIIE 28 Days(b)	4.400(a)	03/15/23	MXN	130,830	(d)	13,563	1,712	11,851
6M EURO(f)	(0.250)(e)	03/17/23	EUR	6,740	(d)	44,797	48,278	(3,481)
2.500(a)	3M CNY(a)	03/17/23	CNY	20,510	(d)	(38)	13,042	(13,080)
6M WIBOR(f)	0.345(e)	06/16/23	PLN	8,725	(d)	4,791	(9,567)	14,358
3M JIBAR(a)	4.000(a)	06/16/23	ZAR	29,660	(d)	9,361	(419)	9,780
6M CDOR(f)	0.700(f)	11/18/23	CAD	29,800	(d)	26,445	599	25,846
1M BID Average(b)	4.930(b)	01/02/24	BRL	7,560		18,396	(965)	19,361
6M CDOR(f)	0.750(f)	03/17/24	CAD	24,500	(d)	68,571	30,413	38,158
0.250(f)	3M LIBOR(a)	03/17/24		$15,050	(d)	3,662	19,977	(16,315)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000(a)	3M LIBOR(a)	07/25/24		$47,120		$(15,818)	$15,823	$(31,641)
6M CDOR(f)	0.810(f)	09/30/24	CAD	28,780	(d)	(14,936)	2,587	(17,523)
6M CDOR(f)	0.960(f)	11/09/24		64,910	(d)	91,136	24,798	66,338
0.000(a)	3M LIBOR(a)	11/10/24		$27,960		(24,211)	27	(24,238)
6M CDOR(f)	0.812(f)	11/17/24	CAD	34,050	(d)	39,956	(11,099)	51,055
0.400(f)	3M LIBOR(a)	11/17/24		$26,220	(d)	(39,731)	9,476	(49,207)
6M EURO(f)	0.080(e)	01/15/25	EUR	4,960		145,323	23,082	122,241
0.080(e)	6M EURO(f)	01/15/25		4,960		9,500	(206)	9,706
6M AUDOR(f)	0.553(f)	05/16/25	AUD	4,630	(d)	14,485	(282,476)	296,961
(0.500)(e)	6M EURO(e)	05/18/25	EUR	4,950	(d)	(16,039)	(13,689)	(2,350)
6M AUDOR(f)	0.500(f)	11/25/25	AUD	28,280	(d)	(33,866)	(23,118)	(10,748)
(f)	0.750(f)	12/16/25	THB	82,200		15,971	(1,154)	17,125
6M WIBOR(f)	0.750(e)	12/16/25	PLN	6,750		13,651	(1,414)	15,065
Mexico Interbank TIIE 28 Days(c)	4.900(c)	03/11/26	MXN	6,440	(d)	2,229	152	2,077
6M CHFOR(f)	(0.500)(e)	03/17/26	CHF	3,580	(d)	9,175	10,082	(907)
3M STIBOR(a)	0.000(e)	03/17/26	SEK	148,480	(d)	(136,692)	(87,962)	(48,730)
6M GBP(f)	0.250(f)	03/17/26	GBP	1,760	(d)	4,853	(1,124)	5,977
3M NIBOR(f)	0.750(e)	03/17/26	NOK	92,650	(d)	(123,404)	(71,743)	(51,661)
3M JIBAR(a)	5.250(a)	03/17/26	ZAR	77,025	(d)	82,040	8,449	73,591
(0.250)(e)	6M EURO(f)	03/17/26	EUR	8,490	(d)	(107,454)	(114,654)	7,200
(0.500)(e)	6M EURO(e)	03/17/26		21,320	(d)	(99,382)	(146,580)	47,198
6M EURO(f)	(0.250)(e)	03/17/28		3,340	(d)	38,807	40,039	(1,232)
6M CHFOR(f)	(0.500)(e)	03/17/28	CHF	9,220	(d)	(56,023)	(41,170)	(14,853)
(0.500)(e)	6M EURO(e)	03/17/28	EUR	8,100	(d)	(9,180)	(33,283)	24,103
1.500(e)	6M EURO(f)	06/21/28		5,050	(d)	(575,159)	(59,157)	(516,002)
6M AUDOR(f)	0.920(f)	09/04/28	AUD	34,270	(d)	(166,367)	(52,574)	(113,793)
3M NZDOR(a)	1.750(f)	03/19/30	NZD	2,110	(d)	30,345	33,769	(3,424)
6M AUDOR(f)	1.750(f)	03/19/30	AUD	3,800	(d)	43,109	36,819	6,290
0.250(f)	6M JYOR(f)	03/19/30	JPY	130,600	(d)	(10,311)	(8,866)	(1,445)
6M EURO(f)	0.050(e)	05/21/30	EUR	13,330	(d)	158,565	20,761	137,804
3M LIBOR(a)	1.750(f)	06/18/30		$5,490	(d)	105,514	136,346	(30,832)
0.750(e)	3M STIBOR(a)	06/18/30	SEK	11,720	(d)	(11,363)	(17,267)	5,904
0.250(e)	6M EURO(f)	06/18/30	EUR	15,710	(d)	(378,843)	(1,163,686)	784,843
1.000(f)	6M GBP(f)	06/18/30	GBP	2,030	(d)	(60,517)	(57,845)	(2,672)
3M KWCDC(a)	1.000(a)	09/16/30	KRW	2,402,600		(56,184)	(3,610)	(52,574)
(0.100)(e)	6M CHFOR(f)	09/17/30	CHF	2,350	(d)	8,045	(668)	8,713
6M AUDOR(f)	1.240(f)	10/28/30	AUD	10,630	(d)	(130,636)	(115,688)	(14,948)
1.240(e)	3M NIBOR(f)	10/29/30	NOK	89,980	(d)	185,919	(165,794)	351,713
6M AUDOR(f)	1.250(f)	11/09/30	AUD	13,560	(d)	(165,311)	(192,786)	27,475
1.430(f)	6M CDOR(f)	11/09/30	CAD	13,070	(d)	(54,479)	(14,680)	(39,799)
1.190(f)	3M LIBOR(a)	11/10/30		$9,620	(d)	104,413	67,731	36,682
0.144(f)	6M JYOR(f)	11/13/30	JPY	2,181,280	(d)	(24,269)	(84,959)	60,690
3M LIBOR(a)	1.245(f)	11/24/30		$12,440	(d)	(105,419)	(13,983)	(91,436)
6M CHFOR(f)	(0.250)(f)	03/17/31	CHF	2,210	(d)	5,005	8,820	(3,815)
3M LIBOR(f)	0.750(a)	03/17/31		$10	(d)	(198)	(201)	3
0.000(e)	6M EURO(f)	03/17/31	EUR	2,640	(d)	(84,124)	(92,372)	8,248
0.500(f)	6M GBP(f)	03/17/31	GBP	3,360	(d)	(40,995)	(6,603)	(34,392)
3M NIBOR(f)	1.000(e)	03/18/31	NOK	27,990	(d)	(96,506)	(136,482)	39,976
6M CDOR(f)	1.500(f)	03/19/31	CAD	5,450	(d)	(29,476)	(49,000)	19,524
1.543(f)	3M LIBOR(a)	11/25/35		$13,680	(d)	137,462	3,899	133,563
0.000(e)	6M EURO(f)	03/17/36	EUR	760	(d)	(10,117)	(9,491)	(626)
0.260(e)	6M EURO(f)	05/21/40		6,360	(d)	3,973	(48,642)	52,615
3M LIBOR(f)	1.750(a)	06/19/40		$3,120	(d)	(2,914)	21,213	(24,127)
0.750(e)	6M EURO(f)	06/19/40	EUR	3,410	(d)	(208,607)	(410,674)	202,067
6M GBP(f)	0.500(f)	03/17/41	GBP	1,080	(d)	(22,458)	(45,424)	22,966
0.250(e)	6M EURO(f)	03/17/41	EUR	530	(d)	(32,599)	(31,259)	(1,340)
0.500(f)	6M JYOR(f)	03/19/41	JPY	75,430	(d)	897	(927)	1,824
3M LIBOR(a)	1.750(f)	06/20/50		$5,720	(d)	51,557	77,955	(26,398)
0.500(e)	6M EURO(f)	06/20/50	EUR	3,180	(d)	(226,982)	(289,696)	62,714
0.500(f)	6M JYOR(f)	06/20/50	JPY	84,810	(d)	11,943	(131)	12,074
6M GBP(f)	0.500(f)	03/17/51	GBP	1,150	(d)	(34,950)	(71,243)	36,293
0.000(e)	6M EURO(f)	03/17/51	EUR	2,790	(d)	(28,558)	(21,833)	(6,725)

TOTAL						$(1,731,560)	$(3,353,147)	$1,621,587

(a)	Payments made monthly.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

(b)	Payments made at semi-annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

(d)	Payments made annually

(e)	Payments made quarterly.

(f)	Payments made maturity.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.064%	Barclays Bank PLC	12/20/21	$460	$(4,380)	$(354)	$(4,026)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	100	(481)	(2)	(479)
Protection Sold:
Markit CMBX Series 11	3.000	4.368	MS & Co. Int. PLC	11/18/54	3,400	(266,787)	(641,561)	374,774
Markit CMBX Series 8	3.000	7.961	MS & Co. Int. PLC	10/17/57	1,250	(200,036)	(301,631)	101,595
Markit CMBX Series 10	3.000	5.517	MS & Co. Int. PLC	11/17/59	1,550	(191,441)	(307,707)	116,266

TOTAL						$(663,125)	$(1,251,255)	$588,130

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/ (Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 28	1.000%	0.437%	06/20/22		$22,525	$195,022	$239,213	$(44,191)
CDX.NA.IG Index 34	1.000	0.418	06/20/23		18,450	271,035	182,814	88,221
CDX.NA.IG Index 34	1.000	0.629	06/20/25		14,100	234,037	135,709	98,328
CDX.NA.IG Index 35	1.000	0.500	12/20/25		9,625	238,706	229,007	9,699
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.432	06/20/24		1,130	22,709	3,743	18,966
Republic of Chile, 3.875%, 08/05/20	1.000	0.320	12/20/24		1,000	27,423	20,096	7,327
Republic of Colombia, 10.375%, 01/28/33	1.000	0.554	06/20/24		2,950	46,687	(7,578)	54,265
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.449	06/20/24		110	2,140	(173)	2,313
Republic of Peru, 8.750%, 11/21/33	1.000	0.357	06/20/24		20	455	340	115
Russian Federation, 7.500%, 03/31/30	1.000	0.687	12/20/24		1,580	20,080	7,467	12,613
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	1.079	06/20/24	EUR	1,200	(3,524)	17,285	(20,809)
United Mexican States, 4.150%, 03/28/27	1.000	0.497	06/20/24		$320	5,703	(3,286)	8,989

TOTAL						$1,060,473	$824,637	$235,836

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	JPMorgan Securities, Inc.	0.555%	06/17/2021	22,050,000	$22,050,000	$95,047	$98,482	$(3,435)
3M IRS	JPMorgan Securities, Inc.	0.783	02/16/2021	3,470,000	3,470,000	10,308	17,306	(6,998)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	10,100,000	10,100,000	106,590	102,227	4,363
6M IRS	JPMorgan Securities, Inc.	1.100	03/17/2021	21,000,000	21,000,000	42,710	252,000	(209,290)

Total purchased option contracts				60,650,000	$ 60,650,000	$270,444	$491,374	$(220,930)

Written option contracts
3M IRS	MS & Co. Int. PLC	0.825	02/12/2021	4,030,000	4,030,000	15,789	21,359	(5,570)
Calls
1M IRS		0.250	01/04/2021	(3,320,000)	(3,320,000)	(7,208)	(13,762)	6,554
3M IRS	BofA Securities LLC	0.293	02/16/2021	(4,230,000)	(4,230,000)	(14,068)	(15,917)	1,849
1M IRS	Citibank NA	0.958	01/29/2021	(3,970,000)	(3,970,000)	(32,180)	(26,649)	(5,531)
3M IRS	Citibank NA	0.000	03/08/2021	(830,000)	(830,000)	(28,330)	(27,740)	(590)
3M IRS	Citibank NA	0.261	02/12/2021	(4,910,000)	(4,910,000)	(24,155)	(19,479)	(4,676)
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(3,970,000)	(3,970,000)	(14,803)	(28,286)	13,483
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(21,200,000)	(21,200,000)	(4)	(23,320)	23,316
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(21,220,000)	(21,220,000)	(3,200)	(24,403)	21,203

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	JPMorgan Securities, Inc.	0.242%	01/11/2021	(3,320,000)	$(3,320,000)	$(11,742)	$(14,373)	$2,631
3M IRS	JPMorgan Securities, Inc.	0.020	03/10/2021	(1,370,000)	(1,370,000)	(41,928)	(43,736)	1,808
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(2,000,000)	(2,000,000)	(90,113)	(103,884)	13,771
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(21,000,000)	(21,000,000)	(6,955)	(95,865)	88,910
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(21,000,000)	(21,000,000)	(17,844)	(168,000)	150,156
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(3,320,000)	(3,320,000)	(15,396)	(13,523)	(1,873)
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(3,320,000)	(3,320,000)	(7,992)	(13,806)	5,814
1M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(3,970,000)	(3,970,000)	(30,019)	(26,500)	(3,519)
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(3,970,000)	(3,970,000)	(26,802)	(26,500)	(302)
3M IRS	MS & Co. Int. PLC	0.000	03/08/2021	(550,000)	(550,000)	(18,773)	(18,312)	(461)
3M IRS	MS & Co. Int. PLC	0.021	03/02/2021	(1,370,000)	(1,370,000)	(51,468)	(45,349)	(6,119)
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(4,930,000)	(4,930,000)	(15,211)	(44,566)	29,355

				(133,770,000)	$(133,770,000)	$(458,191)	$(793,970)	$335,779

Puts
		0.250	01/04/2021	(3,320,000)	(3,320,000)	(227)	(13,762)	13,535
1M IRS	Citibank NA	0.958	01/29/2021	(3,970,000)	(3,970,000)	(23,346)	(26,649)	3,303
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(3,970,000)	(3,970,000)	(20,992)	(28,286)	7,294
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(21,200,000)	(21,200,000)	(1,796)	(53,530)	51,734
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(21,220,000)	(21,220,000)	(9,604)	(59,416)	49,812
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(3,320,000)	(3,320,000)	(1,982)	(14,373)	12,391
6M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(22,050,000)	(22,050,000)	(60,397)	(59,844)	(553)
6M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(22,050,000)	(22,050,000)	(39,220)	(38,638)	(582)
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(3,320,000)	(3,320,000)	(11,045)	(13,523)	2,478
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(3,320,000)	(3,320,000)	(8,389)	(13,805)	5,416
1M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(3,970,000)	(3,970,000)	(25,064)	(26,500)	1,436
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(3,970,000)	(3,970,000)	(17,975)	(26,500)	8,525
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(4,930,000)	(4,930,000)	(126)	(15,476)	15,350

				(120,610,000)	$(120,610,000)	$(220,163)	$(390,302)	$170,139

Total written option contracts				(254,380,000)	$(254,380,000)	$(678,354)	$(1,184,272)	$505,918

TOTAL				(193,730,000)	$(193,730,000)	$(407,910)	$(692,898)	$284,988

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
18M IRS	— 18 Months Interest Rate Swaptions
1Y IRS	— 3 Year Interest Rate Swaptions
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 2.7%
Building Materials(b) – 0.1%
CP Atlas Buyer, Inc. (3M LIBOR + 4.500%)
$100,000	5.250%	11/23/27	$ 100,125

Chemicals(b) – 0.1%
Starfruit Finco B.V. (1M LIBOR + 3.000%)
69,456	3.153	10/01/25	68,645

Commercial Services(b) – 0.4%
Trico Group LLC(2M LIBOR + 7.500%)
138,309	8.500	02/02/24	137,618
TruGreen LP(c) (1M LIBOR + 8.500%)
310,000	9.250	11/02/28	310,000

			447,618

Computers(b) – 0.1%
Redstone Buyer LLC (3M LIBOR + 5.000%)
75,000	6.000	09/01/27	75,211

Diversified Financial Services(d) – 0.2%
Syncapay, Inc
225,000	7.500	12/10/27	216,000

Diversified Manufacturing(b) – 0.1%
AI Aqua Merger Sub, Inc. (6M LIBOR + 3.250%)
29,770	4.250	12/13/23	29,509
(1M LIBOR + 3.250%)
19,845	4.250	12/13/23	19,697
Camelot U.S. Acquisition 1 Co. (1M LIBOR + 3.000%)
75,000	4.000	10/30/26	74,929

			124,135

Entertainment(b) – 0.1%
AMC Entertainment Holdings, Inc. (3M LIBOR + 2.000%)
189,291	3.254	04/22/26	121,099
Playtika Holding Corp.(6M LIBOR + 6.000%)
61,750	7.000	12/10/24	62,052

			183,151

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a)– (continued)
Healthcare Providers & Services(b) – 0.3%
Conservice Midco LLC(3M LIBOR + 4.250%)
$199,500	4.503	05/13/27	$ 199,500
Envision Healthcare Corp. (1M LIBOR + 3.750%)
49,495	3.897	10/10/25	41,137

Health Care Providers & Services(b) – 0.1%
Pluto Acquisition I, Inc.(3M LIBOR + 5.000%)
150,000	5.500%	06/22/26	150,000

			390,637

Household Products(d) – 0.1%
Kronos Acquisition Holdings, Inc.
150,000	5.250	12/17/26	149,813

Pipelines(b)(c) – 0.1%
Centurion Pipeline Co. LLC (1M LIBOR + 4.250%)
90,000	4.147	09/29/25	89,550

Technology - Software/Services – 0.9%
AppLovin Corp.(b) (1M LIBOR + 4.000%)
24,812	4.147	08/15/25	24,735
Cardtronics USA, Inc.(b) (1M LIBOR + 4.000%)
24,875	5.000	06/29/27	24,833
Epicor Software Corp.(b) (1M LIBOR + 4.250%)
124,688	5.250	07/30/27	125,285
(1M LIBOR + 7.750%)
50,000	8.750	07/31/28	52,032
GlobalLogic Holdings, Inc.(b) (1M LIBOR + 3.750%)
99,750	4.500	09/14/27	99,251
Mitchell International, Inc.(b) (1M LIBOR + 4.250%)
149,625	4.750	11/29/24	149,550

Media(b) – 0.2%
Syndigo LLC
(6M LIBOR + 4.500%)
225,000	5.250	12/15/27	223,313
(6M LIBOR + 8.000%)
50,000	8.750	12/15/28	49,500

			272,813

Virtusa Corp.(d)
380,000	0.000	12/09/27	377,150

			1,125,649

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans (a)– (continued)
Telecommunication Services(b) – 0.1%
Hoya Midco LLC(6M LIBOR + 3.500%)
$114,610	4.500%		06/30/24	$ 107,662
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
10,453	6.500		07/13/22	10,646

				118,308

Textiles(b) – 0.1%
Canada Goose, Inc. (3M LIBOR + 4.250%)
75,000	5.000		10/07/27	74,906

TOTAL BANK LOANS (Cost $3,131,795)				$ 3,163,748

Corporate Obligations – 77.8%
Advertising(e)(f) – 0.1%
Terrier Media Buyer, Inc.
$127,000	8.875%		12/15/27	$ 140,018

Aerospace & Defense – 1.2%
Bombardier, Inc.(e)(f)
85,000	7.500		12/01/24	80,750
Howmet Aerospace, Inc.
11,000	6.875	(e)	05/01/25	12,925
220,000	5.950		02/01/37	270,050
The Boeing Co.(e)
175,000	4.875		05/01/25	199,318
90,000	5.150		05/01/30	108,945
25,000	3.250		02/01/35	25,522
90,000	5.805		05/01/50	123,788
TransDigm, Inc.(e)
320,000	6.500		05/15/25	329,200
13,000	6.250	(f)	03/15/26	13,845
70,000	6.375		06/15/26	72,625
130,000	5.500		11/15/27	136,500

				1,373,468

Agriculture – 0.2%
MHP Lux SA
200,000	6.950		04/03/26	219,312

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(e)(f) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
$158,000	6.500%		06/20/27	$ 170,245

Automotive – 2.3%
Adient US LLC(e)(f)
113,000	7.000		05/15/26	122,464
Allison Transmission, Inc.(e)(f)
158,000	3.750		01/30/31	161,160
Clarios Global LP/Clarios US Finance Co.(e)(f)
60,000	6.250		05/15/26	64,350
Dana, Inc.(e)
55,000	5.625		06/15/28	59,194
Dealer Tire LLC/DT Issuer LLC(e)(f)
269,000	8.000		02/01/28	284,804
Ford Motor Co.
100,000	9.000	(e)	04/22/25	122,851
130,000	4.750		01/15/43	131,950
Ford Motor Credit Co. LLC(e)
275,000	5.125		06/16/25	298,312
330,000	3.375		11/13/25	337,802
General Motors Co.
25,000	5.400		10/02/23	28,079
175,000	6.125	(e)	10/01/25	212,460
General Motors Financial Co., Inc.(e)
50,000	3.250		01/05/23	52,418
150,000	5.650		01/17/29	185,712
Meritor, Inc.(e)(f)
91,000	6.250		06/01/25	98,052
316,000	4.500		12/15/28	323,110
The Goodyear Tire & Rubber Co.(e)
153,000	5.125		11/15/23	153,191

				2,635,909

Banks – 13.2%
Banco de Bogota SA
700,000	6.250		05/12/26	810,250
Banco do Brasil SA(b)(e)(10 Year CMT + 4.398%)
400,000	6.250		04/15/49	409,625

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Mercantil del Norte SA(e) (10 Year CMT + 5.353%)
$400,000	7.625	(b)%	01/10/49	$ 452,000
200,000	6.875		07/06/49	210,375
Banco Santander SA
400,000	2.749		12/03/30	412,464
Bank of America Corp.
125,000	4.200		08/26/24	139,940
175,000	3.248	(e)	10/21/27	195,878
275,000	4.183	(e)	11/25/27	319,093
(3M USD LIBOR + 1.310%)
100,000	4.271	(b)(e)	07/23/29	118,943
(3M USD LIBOR + 1.190%)
125,000	2.884	(b)(e)	10/22/30	136,720
(3M USD LIBOR + 0.990%)
50,000	2.496	(b)(e)	02/13/31	53,036
(SOFR + 2.150%)
550,000	2.592	(b)(e)	04/29/31	589,308
(SOFR + 1.530%)
200,000	1.898	(b)(e)	07/23/31	202,280
Barclays PLC(b)(e) (3M USD LIBOR + 2.452%)
225,000	2.852		05/07/26	241,657
BBVA Bancomer SA(b)(e)(5 Year CMT + 2.650%)
200,000	5.125		01/18/33	216,000
BNP Paribas SA(f)
200,000	3.375		01/09/25	218,986
CIT Group, Inc.(b)(e)(SOFR + 3.827%)
573,000	3.929		06/19/24	605,947
Citigroup, Inc.
525,000	3.400		05/01/26	592,294
125,000	4.300		11/20/26	145,834
275,000	4.125		07/25/28	321,406
(SOFR + 1.422%)
100,000	2.976	(b)(e)	11/05/30	110,064
(SOFR + 3.914%)
75,000	4.412	(b)(e)	03/31/31	90,920
Credit Bank of Moscow Via CBOM Finance PLC(f)
200,000	4.700		01/29/25	204,250
Credit Suisse Group AG
250,000	4.550		04/17/26	294,162
(5 Year CMT + 4.889%)
200,000	5.250	(b)(e)(f)	02/11/49	212,500
(5 Year CMT + 3.554%)
325,000	4.500	(b)(e)(f)	09/03/49	326,625

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG(b)(e)(SOFR + 2.159%)
	$150,000	2.222%		09/18/24	$ 154,223
First Horizon Corp.(e)
	25,000	4.000		05/26/25	27,899
Freedom Mortgage Corp.(e)(f)
	440,000	7.625		05/01/26	462,000
HSBC Holdings PLC(b)(e)(SOFR + 1.538%)
	200,000	1.645		04/18/26	204,662
Huntington Bancshares, Inc.(e)
	50,000	2.625		08/06/24	53,411
ING Groep NV(b)(e)(f)(1 Year CMT + 1.100%)
	200,000	1.400		07/01/26	203,142
Itau Unibanco Holding SA(b)(e) (5 Year CMT + 3.981%)
	200,000	6.125		12/12/49	204,687
JPMorgan Chase & Co.(e) (SOFR + 1.160%)
	150,000	2.301	(b)	10/15/25	159,236
(3M USD LIBOR + 1.245%)
	500,000	3.960	(b)	01/29/27	574,740
	500,000	3.625		12/01/27	568,075
(3M USD LIBOR + 0.945%)
	225,000	3.509	(b)	01/23/29	256,959
(SOFR + 2.040%)
	50,000	2.522	(b)	04/22/31	53,629
(SOFR + 2.515%)
	50,000	2.956	(b)	05/13/31	54,726
(3M USD LIBOR + 3.800%)
	40,000	4.014	(b)	02/01/49	39,980
(SOFR + 3.125%)
	150,000	4.600	(b)	02/01/49	154,722
Morgan Stanley, Inc. (SOFR + 1.152%)
	175,000	2.720	(b)(e)	07/22/25	187,191
	300,000	3.950		04/23/27	346,866
(3M USD LIBOR + 1.628%)
	100,000	4.431	(b)(e)	01/23/30	121,850
(SOFR + 1.143%)
	600,000	2.699	(b)(e)	01/22/31	652,500
(SOFR + 1.034%)
	100,000	1.794	(b)(e)	02/13/32	100,579
Natwest Group PLC(b)(e) (3M USD LIBOR + 1.550%)
	250,000	4.519		06/25/24	272,945
(3M USD LIBOR + 1.762%)
	225,000	4.269		03/22/25	248,591
OTP Bank Nyrt(b)(e) (-1x 5M EURIBOR ICE Swap + 3.200%)
EUR	200,000	2.875		07/15/29	247,766
Truist Financial Corp.(b)(e)(10 Year CMT + 4.349%)
	$316,000	5.100		03/01/49	360,916

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Turkiye Vakiflar Bankasi TAO
$210,000	6.000%		11/01/22	$ 209,344
200,000	8.125		03/28/24	213,562
200,000	6.500	(f)	01/08/26	204,750
UniCredit SpA(b)(e)(f) (5 Year CMT + 4.750%)
440,000	5.459		06/30/35	481,306
Wells Fargo & Co.
25,000	3.000		10/23/26	27,696
300,000	4.300		07/22/27	351,885
125,000	4.150	(e)	01/24/29	148,094
Yapi ve Kredi Bankasi A/S(b)(e)(f) (5 Year USD Swap + 11.245%)
200,000	13.875		01/15/49	223,000

				15,201,489

Beverages(e) – 1.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
625,000	3.650		02/01/26	706,675
150,000	4.700		02/01/36	190,126
Anheuser-Busch InBev Worldwide, Inc.
250,000	4.750		01/23/29	308,180
150,000	4.600		04/15/48	189,071
Constellation Brands, Inc.
175,000	3.700		12/06/26	200,399
100,000	3.150		08/01/29	111,292
Keurig Dr Pepper, Inc.
176,000	3.200		05/01/30	199,549

				1,905,292

Biotechnology(e)(f) – 0.0%
Royalty Pharma PLC
50,000	1.200		09/02/25	50,772

Building Materials(e) – 1.7%
Builders FirstSource, Inc.(f)
95,000	5.000		03/01/30	102,838
Carrier Global Corp.
375,000	2.722		02/15/30	400,702
Cornerstone Building Brands, Inc.(f)
477,000	6.125		01/15/29	508,005

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(e) – (continued)
CP Atlas Buyer, Inc.(f)
$265,000	7.000%	12/01/28	$ 275,600
JELD-WEN, Inc.(f)
200,000	4.875	12/15/27	213,000
Standard Industries, Inc.(f)
344,000	4.375	07/15/30	368,108
Summit Materials LLC/Summit Materials Finance Corp.(f)
57,000	5.250	01/15/29	59,850

			1,928,103

Chemicals(e) – 2.8%
Avient Corp.(f)
122,000	5.750	05/15/25	129,625
Axalta Coating Systems LLC(f)
250,000	3.375	02/15/29	250,312
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.(f)
150,000	4.750	06/15/27	158,813
Element Solutions, Inc.(f)
52,000	3.875	09/01/28	53,170
HB Fuller Co.
80,000	4.250	10/15/28	82,200
Hexion, Inc.(f)
160,000	7.875	07/15/27	171,400
Ingevity Corp.(f)
125,000	3.875	11/01/28	125,313
Kraton Polymers LLC/Kraton Polymers Capital Corp.(f)
140,000	7.000	04/15/25	147,350
85,000	4.250	12/15/25	86,700
LYB International Finance III LLC
100,000	2.875	05/01/25	108,483
Minerals Technologies, Inc.(f)
315,000	5.000	07/01/28	329,175
Nutrition & Biosciences, Inc.(f)
175,000	1.832	10/15/27	180,247
275,000	2.300	11/01/30	282,716
OCI NV(f)
200,000	5.250	11/01/24	207,750
Rayonier AM Products, Inc.(f)
30,000	7.625	01/15/26	31,275

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(e) – (continued)
Sasol Financing USA LLC
$200,000	6.500%	09/27/28	$ 216,500
The Sherwin-Williams Co.
125,000	3.125	06/01/24	135,141
175,000	2.950	08/15/29	193,408
Valvoline, Inc.(f)
90,000	3.625	06/15/31	92,475
WR Grace & Co-Conn(f)
240,000	4.875	06/15/27	253,200

			3,235,253

Commercial Services – 2.0%
CoStar Group, Inc.(e)(f)
75,000	2.800	07/15/30	77,838
DP World Crescent Ltd.(e)
200,000	3.750	01/30/30	217,500
DP World PLC
200,000	5.625	09/25/48	254,750
Global Payments, Inc.(e)
75,000	3.200	08/15/29	83,260
IHS Markit Ltd.(e)
50,000	3.625	05/01/24	54,539
75,000	4.250	05/01/29	90,281
Jaguar Holding Co. II/PPD Development LP(e)(f)
50,000	4.625	06/15/25	52,438
124,000	5.000	06/15/28	132,990
Mersin Uluslararasi Liman Isletmeciligi A/S(e)
400,000	5.375	11/15/24	424,375
MPH Acquisition Holdings LLC(e)(f)
275,000	5.750	11/01/28	269,500
PayPal Holdings, Inc.(e)
200,000	2.650	10/01/26	219,732
Quanta Services, Inc.(e)
61,000	2.900	10/01/30	65,452
Refinitiv US Holdings, Inc.(e)(f)
90,000	8.250	11/15/26	98,100
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(e)(f)
55,000	4.625	11/01/26	56,925

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Techem Verwaltungsgesellschaft 674 MBH(e)
EUR	200,000	6.000%	07/30/26	$ 255,708
				2,353,388

Computers(e) – 1.8%
Amdocs Ltd.
	$75,000	2.538	06/15/30	78,891
Austin BidCo, Inc.(f)
	62,000	7.125	12/15/28	64,790
Booz Allen Hamilton, Inc.(f)
	148,000	3.875	09/01/28	152,255
Dell International LLC/EMC Corp.(f)
	340,000	4.000	07/15/24	374,898
	325,000	6.020	06/15/26	396,558
Hewlett Packard Enterprise Co.
	225,000	4.900	10/15/25	263,363
	200,000	1.750	04/01/26	207,262
	25,000	6.350	10/15/45	32,988
Seagate HDD Cayman(f)
	392,000	3.125	07/15/29	390,040
Unisys Corp.(f)
	80,000	6.875	11/01/27	87,400

				2,048,445

Cosmetics/Personal Care(e) – 0.4%
Coty, Inc.
EUR	350,000	4.000	04/15/23	408,508

Distribution & Wholesale(e)(f) – 0.3%
Core & Main Holdings LP(g)(PIK 9.375%, Cash 8.625%)
	$147,000	8.625	09/15/24	149,756
H&E Equipment Services, Inc.
	205,000	3.875	12/15/28	206,025

				355,781

Diversified Financial Services(e) – 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	150,000	4.875	01/16/24	164,064
	175,000	6.500	07/15/25	209,198
AG Issuer LLC(f)
	228,000	6.250	03/01/28	232,560

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(e) – (continued)
Air Lease Corp.
$75,000	2.875%	01/15/26	$ 79,334
320,000	3.750	06/01/26	352,938
Ally Financial, Inc.
50,000	1.450	10/02/23	51,032
American Express Co.(b) (3M USD LIBOR + 3.285%)
25,000	3.502	03/15/49	24,594
Avolon Holdings Funding Ltd.(f)
60,000	3.950	07/01/24	63,372
100,000	2.875	02/15/25	101,791
50,000	4.250	04/15/26	54,026
Global Aircraft Leasing Co. Ltd.(f)(g)(PIK 7.250%, Cash 6.500%)
88,081	6.500	09/15/24	77,952
JAB Holdings B.V.(f)
250,000	2.200	11/23/30	250,645
LD Holdings Group LLC(f)
380,000	6.500	11/01/25	396,150
Nationstar Mortgage Holdings, Inc.(f)
295,000	5.500	08/15/28	308,629
78,000	5.125	12/15/30	81,510
Navient Corp.
455,000	5.000	03/15/27	458,412
NFP Corp.(f)
662,000	6.875	08/15/28	705,030
OneMain Finance Corp.
164,000	4.000	09/15/30	169,535
PennyMac Financial Services, Inc.(f)
476,000	5.375	10/15/25	502,180
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(f)
299,000	3.875	03/01/31	307,363
United Shore Financial Services LLC(f)
175,000	5.500	11/15/25	183,313

			4,773,628

Electrical(e) – 2.1%
AES Panama Generation Holdings SRL
400,000	4.375	05/31/30	431,875
American Electric Power Co., Inc.
25,000	2.300	03/01/30	26,084
Calpine Corp.(f)
415,000	3.750	03/01/31	409,812

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical(e) – (continued)
FirstEnergy Corp.
$75,000	2.650%	03/01/30	$ 74,959
NextEra Energy Capital Holdings, Inc.
125,000	3.550	05/01/27	142,492
NRG Energy, Inc.(f)
66,000	3.375	02/15/29	67,567
177,000	3.625	02/15/31	182,089
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	25,424
50,000	2.500	02/01/31	49,976
25,000	3.300	08/01/40	25,026
50,000	3.500	08/01/50	49,546
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(f)
105,000	4.500	08/15/28	110,775
Pike Corp.(f)
380,000	5.500	09/01/28	399,950
Sempra Energy
50,000	3.400	02/01/28	56,986
The Southern Co.
120,000	3.250	07/01/26	134,542
Virginia Electric and Power Co.
100,000	2.450	12/15/50	100,682
Vistra Operations Co. LLC(f)
50,000	3.550	07/15/24	54,000
60,000	4.300	07/15/29	67,992

			2,409,777

Electrical Components & Equipment(e)(f) – 0.2%
Energizer Holdings, Inc.
250,000	4.750	06/15/28	262,500

Electronics(e)(f) – 0.2%
Sensata Technologies, Inc.
254,000	3.750	02/15/31	262,255

Engineering & Construction(e) – 1.2%
Aeropuerto Internacional de Tocumen SA
400,000	5.625	05/18/36	465,000

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(e) – (continued)
IHS Netherlands Holdco B.V.
$200,000	7.125%		03/18/25	$ 209,812
200,000	8.000		09/18/27	215,500
KBR, Inc.(f)
71,000	4.750		09/30/28	74,018
Mexico City Airport Trust
400,000	5.500		10/31/46	417,500

				1,381,830

Entertainment(f) – 1.3%
Lions Gate Capital Holdings LLC(e)
130,000	5.875		11/01/24	131,950
Live Nation Entertainment, Inc.
150,000	2.000		02/15/25	157,974
50,000	6.500	(e)	05/15/27	55,750
200,000	3.750	(e)	01/15/28	202,000
Motion Bondco DAC(e)
400,000	6.625		11/15/27	415,000
SeaWorld Parks & Entertainment, Inc.(e)
210,000	9.500		08/01/25	227,325
Six Flags Entertainment Corp.(e)
260,000	5.500		04/15/27	267,475

				1,457,474

Environmental(e) – 0.7%
GFL Environmental, Inc.(f)
242,000	4.000		08/01/28	242,000
Republic Services, Inc.
125,000	1.750		02/15/32	125,274
Waste Management, Inc.
50,000	1.150		03/15/28	49,979
Waste Pro USA, Inc.(f)
349,000	5.500		02/15/26	355,980

				773,233

Food & Drug Retailing – 1.4%
BRF SA(e)
400,000	4.875		01/24/30	434,125
Kraft Heinz Foods Co.
115,000	5.000	(e)	07/15/35	138,478
330,000	6.875		01/26/39	455,764
101,000	5.500	(e)(f)	06/01/50	126,971

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Post Holdings, Inc.(e)(f)
$22,000	4.625%	04/15/30	$ 23,100
Sysco Corp.(e)
125,000	3.300	07/15/26	138,975
25,000	6.600	04/01/50	38,325
United Natural Foods, Inc.(e)(f)
265,000	6.750	10/15/28	276,262

			1,632,000

Gaming(e) – 0.8%
Boyd Gaming Corp.
281,000	4.750	12/01/27	291,889
MGM Resorts International
143,000	4.750	10/15/28	152,295
Station Casinos LLC(f)
128,000	4.500	02/15/28	128,640
Wynn Macau Ltd.(f)
365,000	5.625	08/26/28	382,540

			955,364

Gas(e) – 0.0%
NiSource, Inc.
50,000	3.490	05/15/27	56,680

Healthcare Providers & Services – 1.6%
Acadia Healthcare Co, Inc.(e)(f)
410,000	5.000	04/15/29	435,625
CHS/Community Health Systems, Inc.(e)(f)
40,000	8.000	03/15/26	43,200
DaVita, Inc.(e)(f)
387,000	3.750	02/15/31	390,870
DENTSPLY SIRONA, Inc.(e)
50,000	3.250	06/01/30	55,657
DH Europe Finance II S.a.r.l.(e)
50,000	2.600	11/15/29	54,660
HCA, Inc.
50,000	5.375	02/01/25	56,062
Lifepoint Health, Inc.(e)(f)
260,000	5.375	01/15/29	261,001
Molina Healthcare, Inc.(e)(f)
70,000	3.875	11/15/30	74,200
Stryker Corp.(e)
50,000	1.950	06/15/30	51,394

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Tenet Healthcare Corp.
$131,000	6.750%		06/15/23	$ 140,497
96,000	6.125	(e)(f)	10/01/28	99,960
The Providence Service Corp.(e)(f)
57,000	5.875		11/15/25	60,135
Thermo Fisher Scientific, Inc.(e)
50,000	4.497		03/25/30	62,420
Zimmer Biomet Holdings, Inc.(e)
50,000	3.550		03/20/30	56,708

				1,842,389

Home Builders(e) – 0.2%
Mattamy Group Corp.(f)
42,000	4.625		03/01/30	44,310
Taylor Morrison Communities, Inc.(f)
63,000	5.125		08/01/30	70,560
TRI Pointe Group, Inc.
86,000	5.700		06/15/28	97,072

				211,942

Household Products(e) – 0.6%
Central Garden & Pet Co.
140,000	4.125		10/15/30	146,300
Kronos Acquisition Holdings, Inc.(f)
269,000	9.000		08/15/23	275,389
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(f)
206,000	7.000		12/31/27	215,527

				637,216

Housewares(e) – 0.0%
Newell Brands, Inc.
38,000	4.700		04/01/26	41,895

Insurance(e) – 1.1%
Acrisure LLC/Acrisure Finance, Inc.(f)
60,000	8.125		02/15/24	63,525
60,000	10.125		08/01/26	68,625
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(f)
119,000	6.750		10/15/27	126,586
American International Group, Inc.
50,000	3.900		04/01/26	57,017
175,000	4.200		04/01/28	207,594
75,000	3.400		06/30/30	85,801

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(e) – (continued)
Arch Capital Finance LLC
	$55,000	4.011%		12/15/26	$ 63,808
AssuredPartners, Inc.(f)
	70,000	5.625		01/15/29	73,062
Equitable Holdings, Inc.
	60,000	4.350		04/20/28	70,838
HUB International Ltd.(f)
	212,000	7.000		05/01/26	220,480
NMI Holdings, Inc.(f)
	242,000	7.375		06/01/25	269,830

					1,307,166

Internet(e) – 2.0%
Adevinta ASA(f)
EUR	100,000	2.625		11/15/25	124,851
ANGI Group LLC(f)
	$85,000	3.875		08/15/28	85,638
Arches Buyer, Inc.(f)
	77,000	6.125		12/01/28	79,503
Booking Holdings, Inc.
	90,000	4.100		04/13/25	102,175
	72,000	4.625		04/13/30	89,272
Expedia Group, Inc.
	100,000	4.500		08/15/24	108,932
	180,000	6.250	(f)	05/01/25	208,751
	167,000	4.625	(f)	08/01/27	186,245
Getty Images, Inc.(f)
	358,000	9.750		03/01/27	379,480
Match Group Holdings II LLC(f)
	3,000	4.125		08/01/30	3,098
Prosus NV
	400,000	3.680		01/21/30	434,250
EUR	120,000	2.031	(f)	08/03/32	152,462
Twitter, Inc.(f)
	$60,000	3.875		12/15/27	63,900

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet(e) – (continued)
Uber Technologies, Inc.(f)
$155,000	7.500%		05/15/25	$ 167,206
110,000	6.250		01/15/28	119,625

				2,305,388

Iron/Steel(e) – 0.5%
Cleveland-Cliffs, Inc.
155,000	4.875	(f)	01/15/24	157,712
126,000	5.750		03/01/25	127,575
Metinvest B.V.
200,000	8.500		04/23/26	222,625
Steel Dynamics, Inc.
10,000	2.400		06/15/25	10,643
25,000	1.650		10/15/27	25,712
Vale Overseas Ltd.
60,000	3.750		07/08/30	66,656

				610,923

Leisure Time(e)(f) – 0.7%
NCL Corp., Ltd.
275,000	3.625		12/15/24	253,000
205,000	5.875		03/15/26	216,019
Sabre GLBL, Inc.
251,000	9.250		04/15/25	298,690

				767,709

Lodging(e) – 1.1%
Fortune Star BVI Ltd.
400,000	6.750		07/02/23	420,875
Hilton Domestic Operating Co., Inc.
150,000	4.875		01/15/30	164,625
94,000	4.000	(f)	05/01/31	98,700
Marriott International, Inc.
45,000	4.625		06/15/30	52,772
Marriott Ownership Resorts, Inc.
394,000	4.750		01/15/28	399,910
Wyndham Destinations, Inc.(f)
28,000	6.625		07/31/26	31,920
90,000	4.625		03/01/30	94,950

				1,263,752

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(e) – 0.7%
Husky III Holding Ltd.(f)(g)
	$30,000	13.000%		02/15/25	$ 32,625
Otis Worldwide Corp.
	325,000	2.565		02/15/30	348,764
Titan Acquisition Ltd./Titan Co-Borrower LLC(f)
	401,000	7.750		04/15/26	417,040

					798,429

Media – 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
	975,000	4.908		07/23/25	1,133,554
	225,000	3.750		02/15/28	252,241
Comcast Corp.(e)
	100,000	4.150		10/15/28	119,936
	200,000	4.250		10/15/30	245,738
DISH DBS Corp.
	253,000	7.750		07/01/26	282,727
	180,000	7.375	(e)	07/01/28	191,700
Entercom Media Corp.(e)(f)
	237,000	6.500		05/01/27	240,555
GCI LLC(e)(f)
	295,000	4.750		10/15/28	314,175
Gray Television, Inc.(e)(f)
	180,000	7.000		05/15/27	197,100
iHeartCommunications, Inc.(e)
	55,000	8.375		05/01/27	58,713
Radiate Holdco LLC/Radiate Finance, Inc.(e)(f)
	364,000	6.500		09/15/28	382,200
Scripps Escrow II, Inc.(e)(f)
	130,000	5.375		01/15/31	136,500
Scripps Escrow, Inc.(e)(f)
	115,000	5.875		07/15/27	119,887
TEGNA, Inc.(e)(f)
	50,000	4.625		03/15/28	51,313
Townsquare Media, Inc.(e)(f)
	210,000	6.875		02/01/26	219,450
Virgin Media Finance PLC(e)(f)
EUR	400,000	3.750		07/15/30	499,655

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Virgin Media Vendor Financing Notes III DAC(e)(f)
GBP	100,000	4.875%		07/15/28	$ 139,506
Ziggo Bond Co. B.V.(e)(f)
EUR	100,000	3.375		02/28/30	122,591

					4,707,541

Mining(e) – 0.9%
Arconic Corp.(f)
	$52,000	6.125		02/15/28	55,900
Constellium SE(f)
	250,000	5.625		06/15/28	268,750
Freeport-McMoRan, Inc.
	200,000	5.400		11/14/34	250,000
Glencore Funding LLC(f)
	225,000	4.125		03/12/24	246,874
Hudbay Minerals, Inc.(f)
	105,000	6.125		04/01/29	113,663
Novelis Corp.(f)
	100,000	4.750		01/30/30	106,875
Teck Resources Ltd.
	25,000	3.900		07/15/30	27,816

					1,069,878

Miscellaneous Manufacturing – 0.7%
General Electric Co.
	50,000	3.375		03/11/24	54,209
	250,000	3.625	(e)	05/01/30	284,853
	125,000	5.875		01/14/38	169,421
(3M USD LIBOR + 3.330%)
	342,000	5.000	(b)(e)	03/15/49	317,017

					825,500

Office(e)(f) – 0.1%
Xerox Holdings Corp.
	55,000	5.000		08/15/25	58,300

Oil Field Services – 2.8%
Antero Resources Corp.(e)
	170,000	5.125		12/01/22	170,000
BP Capital Markets PLC(e)
	150,000	3.279		09/19/27	168,658

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Cenovus Energy, Inc.
$80,000	5.375	%(e)	07/15/25	$ 90,181
85,000	6.750		11/15/39	110,797
Continental Resources, Inc.(e)(f)
215,000	5.750		01/15/31	238,650
Devon Energy Corp.(e)
55,000	5.850		12/15/25	64,623
25,000	5.600		07/15/41	30,505
DNO ASA(e)(f)
100,000	8.750		05/31/23	95,500
EQT Corp.(e)
215,000	7.875		02/01/25	245,100
Gazprom PJSC via Gaz Finance PLC(e)(f)
320,000	4.599		10/26/49	332,400
Laredo Petroleum, Inc.(e)
40,000	9.500		01/15/25	35,200
Leviathan Bond Ltd.(e)(f)
370,000	5.750		06/30/23	393,858
Marathon Petroleum Corp.(e)
50,000	3.800		04/01/28	55,744
Nabors Industries, Inc.(e)(f)
22,000	9.000		02/01/25	21,175
Occidental Petroleum Corp.(e)
55,000	2.700		02/15/23	54,794
95,000	8.000		07/15/25	107,350
200,000	5.550		03/15/26	208,500
100,000	6.625		09/01/30	108,375
Phillips 66(e)
25,000	1.300		02/15/26	25,419
SEPLAT Petroleum Development Co. PLC(e)
200,000	9.250		04/01/23	205,312
Suncor Energy, Inc.(e)
25,000	3.100		05/15/25	27,384
Sunoco LP/Sunoco Finance Corp.(e)(f)
135,000	4.500		05/15/29	140,231
Transocean Poseidon Ltd.(e)(f)
80,000	6.875		02/01/27	72,800
USA Compression Partners LP/USA Compression Finance Corp.(e)
223,000	6.875		04/01/26	233,592

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Valero Energy Corp.
$25,000	2.700%	04/15/23	$ 26,103

			3,262,251

Packaging – 1.0%
Berry Global, Inc.(e)(f)
75,000	1.570	01/15/26	75,669
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(e)(f)
228,000	6.000	09/15/28	234,555
Pactiv LLC
285,000	8.375	04/15/27	333,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(e)(f)
88,000	4.000	10/15/27	89,870
Sealed Air Corp.(f)
113,000	6.875	07/15/33	149,160
Trivium Packaging Finance B.V.(e)(f)
200,000	8.500	08/15/27	219,750

			1,102,454

Pharmaceuticals(e) – 2.7%
AbbVie, Inc.
325,000	3.200	11/21/29	365,895
150,000	4.250	11/21/49	188,428
AdaptHealth LLC(f)
65,000	6.125	08/01/28	69,875
120,000	4.625	08/01/29	123,300
Bausch Health Cos., Inc.(f)
175,000	9.000	12/15/25	193,594
35,000	5.000	01/30/28	35,963
389,000	5.250	02/15/31	406,505
Becton Dickinson & Co.
175,000	3.700	06/06/27	200,370
25,000	2.823	05/20/30	27,483
75,000	4.685	12/15/44	96,805
Bristol-Myers Squibb Co.
150,000	3.900	02/20/28	177,850
Cigna Corp.
400,000	2.400	03/15/30	425,152

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(e) – (continued)
CVS Health Corp.
$125,000	3.375%	08/12/24	$ 136,620
100,000	3.875	07/20/25	113,218
100,000	3.250	08/15/29	112,569
100,000	3.750	04/01/30	116,551
Herbalife Nutrition Ltd./HLF Financing, Inc.(f)
107,000	7.875	09/01/25	116,630
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
152,000	7.250	08/15/26	160,740
Zoetis, Inc.
50,000	2.000	05/15/30	51,742

			3,119,290

Pipelines(e) – 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
60,000	5.375	09/15/24	58,500
DCP Midstream Operating LP
115,000	5.625	07/15/27	127,363
Energy Transfer Operating LP
60,000	4.050	03/15/25	65,687
175,000	5.250	04/15/29	204,185
EnLink Midstream Partners LP
40,000	4.400	04/01/24	39,550
Genesis Energy LP/Genesis Energy Finance Corp.
176,000	7.750	02/01/28	168,520
Global Partners LP/GLP Finance Corp.(f)
145,000	6.875	01/15/29	157,325
MPLX LP
135,000	4.000	03/15/28	155,361
75,000	2.650	08/15/30	78,715
NuStar Logistics LP
145,000	6.000	06/01/26	155,875
185,000	6.375	10/01/30	209,050
ONEOK, Inc.
50,000	6.350	01/15/31	64,178
Plains All American Pipeline LP/PAA Finance Corp.
60,000	3.850	10/15/23	64,067
150,000	3.800	09/15/30	160,645
Sabine Pass Liquefaction LLC
265,000	5.625	04/15/23	290,734

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(e) – (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
	$100,000	5.500%		08/15/22	$ 90,000
	170,000	5.750		04/15/25	109,225
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(f)
	150,000	5.500		09/15/24	152,625
	140,000	6.000		12/31/30	144,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
	95,000	5.375		02/01/27	99,513
	160,000	4.875	(f)	02/01/31	173,600
The Williams Cos., Inc.
	60,000	4.550		06/24/24	67,160
Western Midstream Operating LP
	50,000	4.100		02/01/25	51,250

					2,887,328

Real Estate(e) – 0.8%
NE Property B.V.
EUR	200,000	3.375		07/14/27	265,098
Realogy Group LLC/Realogy Co-Issuer Corp.(f)
	$90,000	4.875		06/01/23	91,800
	140,000	9.375		04/01/27	155,050
	31,000	7.625		06/15/25	33,558
The Howard Hughes Corp.(f)
	303,000	5.375		08/01/28	324,210

					869,716

Real Estate Investment Trust(e) – 1.8%
Agree LP
	25,000	2.900		10/01/30	26,464
Alexandria Real Estate Equities, Inc.
	115,000	3.800		04/15/26	132,406
American Campus Communities Operating Partnership LP
	75,000	3.875		01/30/31	84,045
American Tower Corp.
	125,000	3.375		05/15/24	136,066
Crown Castle International Corp.
	175,000	4.450		02/15/26	202,594
	150,000	3.300		07/01/30	168,211

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
Duke Realty LP
	$25,000	1.750%	07/01/30	$ 25,299
MPT Operating Partnership LP/MPT Finance Corp.
	255,000	3.500	03/15/31	263,326
Regency Centers LP
	60,000	2.950	09/15/29	63,977
Service Properties Trust
	89,000	7.500	09/15/25	103,469
	144,000	4.750	10/01/26	142,287
Spirit Realty LP
	60,000	4.000	07/15/29	67,208
Trust Fibra Uno
	200,000	4.869	01/15/30	228,125
UDR, Inc.
	150,000	1.900	03/15/33	149,874
VEREIT Operating Partnership LP
	55,000	4.875	06/01/26	64,533
	25,000	3.400	01/15/28	27,591
	50,000	2.850	12/15/32	52,225
WP Carey, Inc.
	75,000	4.250	10/01/26	86,269
	60,000	3.850	07/15/29	68,095
	25,000	2.400	02/01/31	25,987

				2,118,051

Retailing – 3.3%
1011778 BC ULC/New Red Finance, Inc.(e)(f)
	753,000	4.000	10/15/30	758,647
AutoNation, Inc.(e)
	50,000	4.750	06/01/30	60,176
Beacon Roofing Supply, Inc.(e)(f)
	205,000	4.875	11/01/25	210,125
Burlington Coat Factory Warehouse Corp.(e)(f)
	92,000	6.250	04/15/25	97,750
Burlington Stores, Inc.(f)
	79,000	2.250	04/15/25	109,778
Dollar Tree, Inc.(e)
	225,000	4.000	05/15/25	253,971
eG Global Finance PLC(e)
EUR	250,000	4.375	02/07/25	299,781

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Group 1 Automotive, Inc.(e)(f)
	$70,000	4.000%	08/15/28	$ 71,575
IRB Holding Corp.(e)(f)
	159,000	7.000	06/15/25	172,913
	343,000	6.750	02/15/26	354,147
Ken Garff Automotive LLC(e)(f)
	190,000	4.875	09/15/28	197,600
L Brands, Inc.(e)(f)
	88,000	6.875	07/01/25	95,480
LBM Acquisition LLC(e)(f)
	190,000	6.250	01/15/29	197,600
Lowe’s Cos., Inc.(e)
	300,000	1.300	04/15/28	302,004
	225,000	1.700	10/15/30	227,308
Specialty Building Products Holdings LLC/SBP Finance Corp.(e)(f)
	215,000	6.375	09/30/26	226,288
Tractor Supply Co.(e)
	75,000	1.750	11/01/30	75,355
Yum! Brands, Inc.(e)(f)
	2,000	7.750	04/01/25	2,215
	88,000	4.750	01/15/30	96,470

				3,809,183

Semiconductors(e) – 2.0%
Amkor Technology, Inc.(f)
	145,000	6.625	09/15/27	157,325
AMS AG(f)
EUR	200,000	6.000	07/31/25	258,694
	$203,000	7.000	07/31/25	218,479
Broadcom Corp./Broadcom Cayman Finance Ltd.
	185,000	3.625	01/15/24	200,120
	100,000	3.875	01/15/27	112,368
	400,000	3.500	01/15/28	440,132
Broadcom, Inc.
	375,000	3.459	09/15/26	415,972
Lam Research Corp.
	75,000	1.900	06/15/30	77,817

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(e) – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.(f)
	$165,000	3.875%		06/18/26	$ 188,709
	100,000	3.400		05/01/30	113,378
Qorvo, Inc.
	100,000	4.375		10/15/29	110,000

					2,292,994

Software(e) – 1.0%
Black Knight InfoServ LLC(f)
	100,000	3.625		09/01/28	102,000
BY Crown Parent LLC/BY Bond Finance, Inc.(f)
	25,000	4.250		01/31/26	25,625
Castle US Holding Corp.(f)
	277,000	9.500		02/15/28	277,000
Fiserv, Inc.
	115,000	3.200		07/01/26	128,744
Intuit, Inc.
	25,000	1.350		07/15/27	25,554
	25,000	1.650		07/15/30	25,669
J2 Global, Inc.(f)
	305,000	4.625		10/15/30	320,375
ServiceNow, Inc.
	125,000	1.400		09/01/30	121,900
Solera LLC/Solera Finance, Inc.(f)
	90,000	10.500		03/01/24	93,150

					1,120,017

Telecommunication Services – 5.0%
Altice France SA(e)(f)
EUR	100,000	2.125		02/15/25	118,195
AT&T, Inc.(e)
	$300,000	2.300		06/01/27	319,728
	75,000	1.650		02/01/28	76,619
	100,000	2.750		06/01/31	106,790
	202,000	2.550	(f)	12/01/33	207,668
	175,000	4.900		08/15/37	218,738
Avaya, Inc.(e)(f)
	440,000	6.125		09/15/28	464,200
CommScope, Inc.(e)(f)
	85,000	7.125		07/01/28	90,312

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Frontier Communications Corp.(e)(f)
	$83,000	5.000%		05/01/28	$ 86,528
Intelsat Jackson Holdings SA(e)(h)
	180,000	5.500		08/01/23	121,050
Millicom International Cellular SA(e)(f)
	260,000	4.500		04/27/31	280,231
MTN Mauritius Investments Ltd.
	400,000	6.500		10/13/26	457,250
PPF Telecom Group B.V.(e)
EUR	400,000	2.125		01/31/25	498,223
Sprint Capital Corp.
	$125,000	8.750		03/15/32	197,187
T-Mobile USA, Inc.(e)(f)
	25,000	1.500		02/15/26	25,610
	150,000	3.750		04/15/27	170,565
	250,000	2.050		02/15/28	259,987
	250,000	3.875		04/15/30	289,359
	48,000	4.500		04/15/50	59,407
Telecom Italia SpA(e)
EUR	175,000	2.875		01/28/26	226,003
Telesat Canada/Telesat LLC(e)(f)
	$95,000	6.500		10/15/27	99,275
VEON Holdings B.V.(e)(f)
	410,000	3.375		11/25/27	422,300
Verizon Communications, Inc.
	50,000	3.376		02/15/25	55,526
	275,000	4.329		09/21/28	330,635
	275,000	3.150	(e)	03/22/30	308,214
Vmed O2 UK Financing I PLC(e)(f)
	292,000	4.250		01/31/31	297,840

					5,787,440

Toys/Games/Hobbies(e)(f) – 0.0%
Mattel, Inc.
	38,000	5.875		12/15/27	42,180

Transportation – 0.6%
FedEx Corp.(e)
	225,000	3.300		03/15/27	252,032

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
MV24 Capital B.V.
$378,528	6.748%	06/01/34	$ 415,198
XPO Logistics, Inc.(e)(f)
3,000	6.250	05/01/25	3,221

			670,451

Trucking & Leasing(e)(f) – 0.2%
Fortress Transportation & Infrastructure Investors LLC
208,000	6.500	10/01/25	218,400

			218,400

TOTAL CORPORATE OBLIGATIONS (Cost $86,022,314)			$ 89,738,507

Mortgage-Backed Obligations – 16.1%
Collateralized Mortgage Obligations – 1.5%
Interest Only(i) – 1.5%
FHLMC REMIC Series 4991, Class IE
$948,184	5.000%	07/25/50	$ 124,250
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
600,993	5.952	07/25/50	112,147
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
291,501	6.002	11/25/47	52,601
FNMA REMIC Series 2020-45, Class AI
399,846	4.000	07/25/50	50,959
FNMA REMIC Series 2020-60, Class KI
717,895	2.000	09/25/50	59,066
GNMA REMIC Series 2014-117, Class SJ(b) (-1x 1M USD LIBOR + 5.600%)
1,151,606	5.448	08/20/44	192,132
GNMA REMIC Series 2015-112, Class SB(b) (-1x 1M USD LIBOR + 5.740%)
735,695	5.588	08/20/45	125,161
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
289,843	6.048	09/20/48	50,785
GNMA REMIC Series 2019-52, Class SK(b) (-1x 1M USD LIBOR + 6.050%)
326,630	5.898	04/20/49	44,804
GNMA REMIC Series 2020-11, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
378,353	5.898	02/20/50	63,587
GNMA REMIC Series 2020-146, Class KI
944,980	2.500	10/20/50	91,934

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2020-151, Class HI
$397,476	2.500%	10/20/50	$ 22,677
GNMA REMIC Series 2020-173, Class AI
1,696,115	2.500	11/20/50	105,487
GNMA REMIC Series 2020-55, Class AS(b) (-1x 1M USD LIBOR + 6.050%)
604,777	5.898	04/20/50	104,384
GNMA REMIC Series 2020-55, Class IO
1,498,404	3.500	04/20/50	169,451
GNMA REMIC Series 2020-61, Class GI
506,310	5.000	05/20/50	51,998
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
582,002	6.288	07/20/43	113,674
GNMA REMIC Series 2020-7, Class GI
232,365	4.000	01/20/50	22,323
GNMA REMIC Series 2020-78, Class DI
537,345	4.000	06/20/50	69,322
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
608,837	5.998	06/20/50	93,301

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 1,720,043

Federal Agencies(j) – 14.6%
***Unknown Category*** – 6.3%
$7,000,000	2.000%	TBA-30yr	$ 7,319,199

GNMA – 1.9%
1,000,000	2.500	TBA-30yr	1,058,697
1,000,000	4.500	TBA-30yr	1,073,125

			2,131,822

UMBS, 30 Year, Single Family – 6.4%
6,000,000	2.000	TBA-30yr	6,237,160
1,000,000	5.000	TBA-30yr	1,106,562

			7,343,722

TOTAL FEDERAL AGENCIES			$ 16,794,743

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $18,454,271)			$ 18,514,786

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 10.0%
Sovereign – 10.0%
Dominican Republic
	$640,000	5.500%		01/27/25	$ 721,800
	200,000	5.950		01/25/27	233,313
	240,000	4.875	(f)	09/23/32	264,525
Finance Department Government of Sharjah(f)
	200,000	4.000		07/28/50	202,750
Jamaica Government International Bond
	400,000	7.875		07/28/45	571,875
Kingdom of Bahrain(f)
	200,000	7.375		05/14/30	237,187
Kingdom of Morocco(f)
	310,000	3.000		12/15/32	313,875
Mexico Government International Bond
	540,000	4.500		04/22/29	633,150
Perusahaan Penerbit SBSN Indonesia III
	550,000	4.150		03/29/27	630,609
Republic of Abu Dhabi(f)
	200,000	3.875		04/16/50	242,937
Republic of Angola(f)
	200,000	8.250		05/09/28	191,938
Republic of Argentina(e)
	13,920	1.000		07/09/29	6,055
	455,900	0.125	(k)	07/09/30	185,323
Republic of Belarus Ministry of Finance(f)
	200,000	5.875		02/24/26	205,000
Republic of Colombia(e)
	200,000	4.500		03/15/29	231,000
	200,000	4.125		05/15/51	222,200
Republic of Ecuador(f)
	34,036	0.000	(l)	07/31/30	16,082
	40,000	0.500	(k)	07/31/30	25,700
	46,400	0.500	(k)	07/31/40	23,374
Republic of Egypt
	200,000	8.875	(f)	05/29/50	234,438
EUR	180,000	4.750		04/11/25	229,105
	200,000	4.750		04/16/26	253,492
	200,000	5.625		04/16/30	254,943

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Ivory Coast(f)
EUR	500,000	4.875%		01/30/32	$ 626,859
Republic of Lebanon
	$10,000	6.200	(h)	02/26/25	1,200
	10,000	6.750	(h)	11/29/27	1,200
	20,000	6.850	(h)	05/25/29	2,400
	110,000	6.650	(h)	02/26/30	13,200
	10,000	8.250		05/17/34	1,300
Republic of Nigeria
	400,000	7.625		11/21/25	459,125
Republic of Paraguay
	200,000	4.700		03/27/27	232,750
	200,000	4.950	(e)	04/28/31	241,500
Republic of Peru(e)
	400,000	2.783		01/23/31	438,600
Republic of Romania
EUR	290,000	2.875		03/11/29	399,892
	30,000	2.625	(f)	12/02/40	38,986
Republic of South Africa
	$300,000	4.665		01/17/24	322,500
Republic of Turkey
	200,000	7.250		12/23/23	218,250
	200,000	6.125		10/24/28	213,000
	200,000	7.625		04/26/29	231,000
	200,000	4.875		04/16/43	175,000
Republic of Uzbekistan(f)
	200,000	3.700		11/25/30	210,500
Russian Federation Bond
	200,000	4.750		05/27/26	231,100
Trinidad & Tobago Government International Bond(e)
	400,000	4.500		06/26/30	429,500
Ukraine Government Bond
	190,000	7.750		09/01/23	209,000
	200,000	7.750		09/01/24	221,813
	200,000	7.750		09/01/26	225,750

Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
United Mexican States(e)
200,000	2.659%	05/24/31	$ 205,700

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $10,876,465)			$ 11,480,796

U.S. Treasury Obligations – 3.1%
United States Treasury Bond
$700,000	1.625%	11/15/50	$ 696,391
United States Treasury Notes
1,450,000	0.250	12/31/25	1,450,906
1,440,000	0.625	12/31/27	1,437,750

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,577,207)			$ 3,585,047

Shares		Dividend Rate	Value

Investment Company(m) – 2.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,026,836		0.026%	$ 3,026,836
(Cost $3,026,836)

TOTAL INVESTMENTS – 112.3% (Cost $125,088,888)			$ 129,509,720

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.3)%			(14,175,664)

NET ASSETS – 100.0%			$ 115,334,056

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(j)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $16,794,743 which represents approximately 14.6% of the Fund’s net assets as of December 31, 2020.

(k)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(m)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar
Investment Abbreviations:
BP	— British Pound Offered Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	250,880	EUR	204,853	01/21/21	$488

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	USD	4,840,141	EUR	4,078,577	01/21/21	(145,113)
USD		128,811	GBP	100,000	01/13/21	(7,955)

TOTAL						$(153,068)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	10	03/22/21	$2,135,625	$(4,916)
2 Year U.S. Treasury Notes	7	03/31/21	1,546,836	1,260
10 Year U.S. Treasury Notes	112	03/22/21	15,464,750	17,813
20 Year U.S. Treasury Bonds	28	03/22/21	4,849,250	(33,656)

Total				$(19,499)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(34)	03/22/21	(5,316,219)	8,040
5 Year U.S. Treasury Notes	(18)	03/31/21	(2,270,953)	(590)
10 Year German Euro-Bund	(1)	03/08/21	(217,014)	(502)

Total				$6,948

TOTAL FUTURES CONTRACTS				$(12,551)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

(0.250)(b)	6M EURO(c)	03/17/24	EUR	960	$(9,079)	$(9,824)	$745
(0.250)(b)	6M EURO (c)	03/17/25		230	(2,636)	(2,847)	211
(0.250)(b)	6M EURO (c)	03/17/26		780	(9,872)	(10,534)	662
(0.250)(b)	6M EURO(c)	03/17/28		330	(3,834)	(3,957)	123
0.000(b)	6M EURO(c)	03/17/31		930	(29,635)	(28,907)	(728)
6M EURO(c)	0.250(b)	03/17/41		40	2,460	2,372	88
0.000(b)	6M EURO(c)	03/17/51		20	(205)	(58)	(147)

TOTAL					$(52,801)	$(53,755)	$954

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.
(b)	Payments made annually.
(c)	Payments made semi-annually.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	2.758%	06/20/25	$ 46	$4,319	$(1,631)	$5,950
CDX.NA.IG Index 28	1.000	0.437	06/20/22	625	5,411	6,336	(925)
CDX.NA.IG Index 33	1.000	0.580	12/20/24	2,900	48,840	52,502	(3,662)
CDX.NA.IG Index 34	1.000	0.629	06/20/25	15,350	255,211	170,045	85,166
CDX.NA.IG Index 34	1.000	0.418	06/20/23	425	6,235	4,487	1,748
Nabors Industries, Inc., 5.750%, 01/02/25	1.000	13.818	12/20/22	74	(16,334)	(29,698)	13,364

TOTAL					$303,682	$202,041	$101,641

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.HY Index 34	— CDX North America Investment Grade Index 34

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – 34.1%
Bank Loans(a) – 22.2%
Advertising(b)(c) – 0.4%
Terrier Media Buyer, Inc. (B+/B1) (1M LIBOR + 4.250%)
$470,250	4.397%		12/17/26	$ 470,104

Aerospace & Defense(b) – 0.9%
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.250%)
1,116,486	2.397		12/09/25	1,092,649

Automotive – 1.6%
Adient US LLC (B+/Ba3) (1M LIBOR + 4.250%)
535,980	4.414	(b)	05/06/24	535,085
GT Polaris, Inc. (NR/NR)
100,000	5.000		09/24/27	100,275
Navistar International Corp. (BB-/Ba2) (1M LIBOR + 3.500%)
1,221,411	3.660	(b)	11/06/24	1,218,663

				1,854,023

Building Materials – 0.3%
CP Atlas Buyer, Inc. (B/B2)(b) (3M LIBOR + 4.500%)
75,000	5.250		11/23/27	75,094
CP Atlas Buyer, Inc. (B/WR)
25,000	5.250		11/23/27	25,031
Packers Holdings LLC (B-/B2)
100,000	4.750		12/04/24	99,938
Potters Industries, LLC (B/B3)
190,000	4.750		12/14/27	190,000

				390,063

Chemicals(b) – 1.1%
Consolidated Energy Finance SA (B+/B1) (1M LIBOR + 2.500%)
297,195	2.645		05/07/25	283,450
Illuminate Buyer LLC (B+/B1) (1 Week LIBOR + 4.000%)
523,688	4.147		06/30/27	523,468
INEOS Enterprises Holdings US Finco LLC (BB/B1) (3M LIBOR + 3.500%)
168,797	4.500		08/28/26	167,690
Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
296,250	5.000		10/17/25	295,509

				1,270,117

Commercial Services(b) – 1.2%
Amentum Government Services Holdings LLC (B/B1)
350,000	5.500		01/29/27	351,750

Principal Amount		Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Commercial Services(b) – (continued)
Garda World Security Corp. (B/B1)(b) (1M LIBOR + 4.750%)
	$382,008	4.990%		10/30/26	$ 382,008
Sabert Corp. (B/B2)(b) (1M LIBOR + 4.500%)
	266,169	5.500		12/10/26	265,059
Trico Group LLC (B/B3)(b) (2M LIBOR + 7.500%)
	365,616	8.500		02/02/24	363,788

					1,362,605

Consumer Cyclical Services(b) – 0.9%
AI Aqua Merger Sub, Inc. (B/B2)
(1M LIBOR + 3.250%)
133,194		4.250		12/13/23	132,195
(3M LIBOR + 4.250%)
416,790		5.250	(c)	12/13/23	416,790
Allied Universal Holding Co. LLC (B-/B3) (1M LIBOR + 4.250%)
	548,460	4.397		07/10/26	545,603

					1,094,588

Diversified Manufacturing(b) – 0.6%
Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
	674,308	6.500		08/01/24	665,232

Energy-Oil & Gas Services & Equipment(b) – 0.5%
Apergy Corp. (BBB-/Ba2) (3M LIBOR + 5.000%)
	536,250	6.000		06/03/27	544,294

Entertainment(b) – 0.5%
Allen Media LLC (BB-/Ba3)(c) (3M LIBOR + 5.500%)
	387,014	5.754		02/10/27	384,916
Alterra Mountain Co. (B/B2) (1M LIBOR + 4.500%)
	99,749	5.500		08/01/26	100,123
AMC Entertainment Holdings, Inc. (CCC/Caa2) (3M LIBOR + 3.000%)
	198,485	3.230		04/22/26	126,980

					612,019

Food(b) – 0.3%
Chobani LLC (B-/B1) (1M LIBOR + 3.500%)
	249,375	4.500		10/20/27	248,502
Shearer’s Foods, Inc. (B-/B2) (3M LIBOR + 4.000%)
	99,750	4.750		09/23/27	99,719

					348,221

Gaming(b) – 0.9%
Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
	1,103,147	2.897		12/23/24	1,080,952

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Health Care(b) – 0.2%
Athenahealth, Inc. (B/B2) (3M LIBOR + 4.500%)
$254,375	4.648%		02/11/26	$ 253,675

Health Care - Services(b) – 0.8%
Help At Home, Inc. (B-/B1) (3M LIBOR + 5.000%)
155,388	6.000		10/29/27	154,028
Kindred Healthcare LLC (B+/B3) (1M LIBOR + 5.000%)
757,563	5.188		07/02/25	755,669

				909,697

Household Products – 0.3%
Energizer Holdings, Inc. (BB+/Ba1)
100,000	0.000	(d)	12/22/27	99,813
(3M LIBOR + 2.250%)
75,000	2.750	(b)	12/22/27	74,860
Kronos Acquisition Holdings, Inc. (B-/B2)(d)
150,000	0.000		12/17/26	149,812

				324,485

Insurance(b) – 0.5%
HUB International Ltd. (B/B2) (3M LIBOR + 2.750%)
552,479	2.965		04/25/25	541,949

Media - Cable – 0.7%
CSC Holdings LLC (BB/Ba3)(b) (1M LIBOR + 2.250%)
304,270	2.409		07/17/25	299,271
Vertical Midco GmbH (NR/NR)
548,625	4.478		07/30/27	550,485

				849,756

Media - Non Cable – 1.5%
Cambium Learning Group, Inc. (B-/B2)(b) (3M LIBOR + 4.500%)
249,364	4.754		12/18/25	247,556
Cumulus Media New Holdings, Inc. (B/B2)(b) (3M LIBOR + 3.750%)
50,965	4.750		03/31/26	49,988
iHeartCommunications, Inc. (B+/B1)(b)
(1M LIBOR + 3.000%)
159,545	3.147		05/01/26	156,753
(1M LIBOR + 4.000%)
316,063	4.750		05/01/26	315,800
Lions Gate Capital Holdings LLC (B+/Ba2)(b) (1M LIBOR + 2.250%)
391,558	2.397		03/24/25	385,196
Nexstar Broadcasting, Inc. (BB/Ba3)(b) (3M LIBOR + 2.750%)
503,387	2.905		09/18/26	499,425

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Media - Non Cable – (continued)
The E.W. Scripps Co. (BB-/Ba3)(d)
$125,000	3.750%	01/07/28	$ 125,000

			1,779,718

Packaging(b) – 2.2%
BWAY Holding Co. (B-/B3) (3M LIBOR + 3.250%)
943,570	3.480	04/03/24	909,366
Flex Acquisition Co., Inc. (B/B2)(c) (3M LIBOR + 3.000%)
539,089	4.000	12/29/23	535,553
LABL, Inc. (B/B2) (1M LIBOR + 4.500%)
258,346	4.647	07/01/26	258,103
Reynolds Group Holdings, Inc. (B+/B1)
(1M LIBOR + 2.750%)
191,426	2.897	02/05/23	190,469
(1M LIBOR + 3.250%)
150,000	3.397	02/05/26	148,687
Trident TPI Holdings, Inc. (B-/B2) (3M LIBOR + 3.000%)
511,383	4.000	10/17/24	503,825

			2,546,003

Pharmaceuticals(b) – 0.5%
Bausch Health Cos., Inc. (BB/Ba2) (1M LIBOR + 3.000%)
295,421	3.148	06/02/25	294,130
Milano Acquisition Corp. (B+/B2) (3M LIBOR + 4.000%)
300,000	4.750	10/01/27	299,499

			593,629

Pipelines(b)(c) – 0.1%
Centurion Pipeline Co. LLC (BB/B1) (1M LIBOR + 4.250%)
170,000	4.147	09/29/25	169,150

Publishing – 0.1%
Nielsen Finance LLC (NR/NR)
74,625	4.750	06/04/25	74,983

Real Estate Investment Trust(b) – 0.2%
Redstone Buyer LLC (B/B1) (2M LIBOR + 5.000%)
200,000	6.000	09/01/27	200,562

Retailing – 0.4%
Harbor Freight Tools USA, Inc. (BB-/Ba3)(b) (1M LIBOR + 3.250%)
150,000	4.000	10/19/27	149,750
LBM Acquisition LLC (B/B2)(d)
49,844	0.000	12/09/27	49,792
224,299	0.000	12/09/27	224,066

			423,608

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Software – 0.5%
Banff Merger Sub, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
$148,861	4.397%	10/02/25	$ 148,073
Cloudera, Inc. (BB-/Ba3)(b) (3M LIBOR + 2.500%)
100,000	3.250	12/22/27	99,750
Virtusa Corp. (B+/B2)(d)
300,000	0.000	12/09/27	297,750

			545,573

Technolgy- Software(b) – 2.9%
Ahead Data Blue LLC (B/B1) (3M LIBOR + 5.000%)
275,000	6.000	10/18/27	269,929
Cardtronics USA, Inc. (BB+/Ba2) (1M LIBOR + 4.000%)
99,500	5.000	06/29/27	99,334
Castle US Holding Corp. (B-/B2) (3M LIBOR + 3.750%)
298,125	4.004	01/29/27	291,882
CommScope, Inc. (B/Ba3) (1M LIBOR + 3.250%)
341,366	3.397	04/06/26	338,379
DCert Buyer, Inc. (B-/B2) (1M LIBOR + 4.000%)
593,515	4.147	10/16/26	592,138
Epicor Software Corp. (B-/B2) (1M LIBOR + 4.250%)
548,625	5.250	07/30/27	551,253
GlobalLogic Holdings, Inc. (B/B2) (1M LIBOR + 3.750%)
174,563	4.500	09/14/27	173,690
Mitchell International, Inc. (B-/B2) (1M LIBOR + 4.250%)
448,875	4.750	11/29/24	448,650
The Ultimate Software Group, Inc. (B/B1) (3M LIBOR + 4.000%)
74,813	4.750	05/04/26	75,144
VS Buyer LLC (B-/B1) (1M LIBOR + 3.250%)
545,875	3.397	02/28/27	542,463

			3,382,862

Technology(b) – 0.2%
Allegro Microsystems, Inc. (BB/B1)(c) (1M LIBOR + 4.25%)
7,692	4.500	09/30/27	7,673
Syndigo LLC (B-/B2)(6M LIBOR + 4.500%)
225,000	5.250	12/15/27	223,313

			230,986

Technology- Software(b) – 0.1%
Camelot U.S. Acquisition 1 Co. (B/B2) (1M LIBOR + 3.000%)
100,000	4.000	10/30/26	99,906

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Telecommunications – 1.6%
Adevinta ASA (NR/Ba3)(d)
$100,000	0.000%	10/22/27	$ 99,844
CCI Buyer, Inc. (B-/B1)(d)
150,000	4.750	12/10/27	149,749
CNT Holdings I Corp. (B/B2)(b) (6M LIBOR + 3.750%)
100,000	4.500	11/08/27	99,828
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.750%)
164,362	4.750	09/13/24	163,705
Perforce Software, Inc. (B-/B2)(b) (1M LIBOR + 3.750%)
735,986	3.897	07/01/26	720,346
PUG LLC (B-/B3)(b) (1M LIBOR + 3.500%)
677,160	3.647	02/12/27	644,433

			1,877,905

Telecommunications-Wirelines(b) – 0.2%
Zayo Group Holdings, Inc. (B/B1) (1M LIBOR + 3.000%)
222,697	3.147	03/09/27	221,027

TOTAL BANK LOANS			$ 25,810,341

Other Secured Debt Obligations(e) – 11.9%
Airlines(f) – 0.2%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)
$206,000	6.500%	06/20/27	$ 221,965

Commercial Services(f) – 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B-/B3)
297,000	6.625	07/15/26	315,562
APX Group, Inc. (B-/B3)
233,000	6.750	02/15/27	250,475

			566,037

Electric(f) – 0.5%
Calpine Corp. (BB+/Ba2)
580,000	3.750	03/01/31	572,750

Entertainment(f) – 0.3%
AMC Entertainment Holdings, Inc. (CCC/Caa2)
254,000	10.500	04/15/25	180,340
WMG Acquisition Corp. (BB/Ba3)
197,000	3.000	02/15/31	193,060

			373,400

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Secured Debt Obligations – (continued)
Environmental(f) – 0.4%
GFL Environmental, Inc. (BB-/Ba3)
$20,000	5.125%		12/15/26	$ 21,275
393,000	3.500		09/01/28	400,860

				422,135

Food(f) – 0.3%
US Foods, Inc. (BB-/B3)
281,000	6.250		04/15/25	300,319

Health Care - Services – 1.6%
Legacy LifePoint Health LLC (B/B1)(e)(f)
300,000	6.750		04/15/25	319,500
Tenet Healthcare Corp. (NR/B1)(f)
156,000	4.625		09/01/24	159,120
Tenet Healthcare Corp. (BB-/B1)
557,000	4.625		07/15/24	570,925
350,000	7.500	(f)	04/01/25	383,250
454,000	4.875	(f)	01/01/26	473,295

				1,906,090

Internet(f) – 0.6%
Arches Buyer, Inc. (B/B1)
370,000	4.250		06/01/28	374,625
Cablevision Lightpath LLC (B+/B1)
272,000	3.875		09/15/27	273,700

				648,325

Leisure Time(f) – 0.2%
Carnival Corp. (BB-/B1)
180,000	9.875		08/01/27	207,225

Media(f) – 1.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)
525,000	5.375		08/15/26	426,562
Scripps Escrow II, Inc. (BB-/Ba3)
160,000	3.875		01/15/29	166,800
Sinclair Television Group, Inc. (BB/Ba2)
470,000	4.125		12/01/30	480,575
UPC Holding B.V. (B/B3)
200,000	5.500		01/15/28	210,250
Vertical US New Co., Inc. (B/B1)
200,000	5.250		07/15/27	210,750

				1,494,937

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Metals & Mining(f) – 0.9%
Cleveland-Cliffs, Inc. (B/B2)
$185,000	4.875%	01/15/24	$ 188,238
219,000	9.875	10/17/25	256,777
250,000	6.750	03/15/26	268,125
Mauser Packaging Solutions Holding Co. (B-/B3)
345,000	5.500	04/15/24	350,175

			1,063,315

Oil Field Services(f) – 0.1%
Transocean Phoenix 2 Ltd. (CCC+/NR)
12,000	7.750	10/15/24	11,700
Transocean Poseidon Ltd. (CCC+/Caa1)
120,000	6.875	02/01/27	109,200
Transocean Proteus Ltd. (CCC+/NR)
39,000	6.250	12/01/24	36,563

			157,463

Oil, Gas & Consumable Fuels(f) – 0.4%
Transocean Sentry Ltd. (CCC+/Caa1)
541,813	5.375	05/15/23	493,049

Packaging(f) – 0.4%
LABL Escrow Issuer LLC (B/B2)
229,000	6.750	07/15/26	246,175
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)
186,000	4.000	10/15/27	189,953

			436,128

Pharmaceuticals(f) – 0.1%
Bausch Health Cos., Inc. (BB/Ba2)
125,000	5.500	11/01/25	128,750

Pipelines(f) – 0.3%
Cheniere Energy, Inc. (BB/Ba3)
385,000	4.625	10/15/28	406,175

Real Estate Investment Trust(f) – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (B/B3)
97,000	7.625	06/15/25	105,003

Retailing(f) – 1.5%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
383,000	4.375	01/15/28	394,969

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Secured Debt Obligations – (continued)
Retailing(f) – (continued)
1011778 BC ULC/New Red Finance, Inc. (B+/B2)
$621,000	4.000%	10/15/30	$ 625,657
1011778 BC ULC/New Red Finance, Inc. (BB+/Ba2)
50,000	5.750	04/15/25	53,438
IRB Holding Corp. (B/B2)
272,000	7.000	06/15/25	295,800
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
336,000	6.375	09/30/26	353,640

			1,723,504

Software(f) – 1.3%
Camelot Finance SA (B/B2)
1,098,000	4.500	11/01/26	1,144,665
LogMeIn, Inc. (B-/B1)
380,000	5.500	09/01/27	396,150

			1,540,815

Telecommunications(f) – 0.2%
Frontier Communications Corp. (B+/B3)
230,000	5.000	05/01/28	239,775

Telecommunications-Wirelines(f) – 0.7%
Altice France SA (B/B2)
791,000	7.375	05/01/26	832,527

TOTAL OTHER SECURED DEBT OBLIGATIONS			$ 13,839,687

TOTAL SECURED DEBT OBLIGATIONS (Cost $39,090,075)			$ 39,650,028

Unsecured Debt Obligations – 57.4%
Advertising(e) – 1.0%
Lamar Media Corp. (BB-/NR)
$250,000	4.000%	02/15/30	$ 259,375
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(f)
100,000	6.250	06/15/25	105,750
574,000	4.625	03/15/30	584,762
Terrier Media Buyer, Inc. (CCC+/Caa1)(f)
201,000	8.875	12/15/27	221,603

			1,171,490

Aerospace & Defense – 2.2%
Bombardier, Inc. (CCC/Caa3)(f)
252,000	8.750	12/01/21	260,820
471,000	6.000 (e)	10/15/22	461,580

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Aerospace & Defense – (continued)
The Boeing Co. (BBB-/Baa2)(e)
$215,000	2.750%	02/01/26	$ 226,593
215,000	3.625	02/01/31	235,440
TransDigm UK Holdings PLC (B-/B3)(e)
625,000	6.875	05/15/26	660,937
Triumph Group, Inc. (CCC-/Ca)(e)
393,000	5.250	06/01/22	374,824
428,000	7.750	08/15/25	391,085

			2,611,279

Auto Components(e)(f) – 0.6%
Ashtead Capital, Inc. (BBB-/Baa3)
681,000	4.375	08/15/27	719,633

Automotive(e) – 3.2%
Adient Global Holdings Ltd. (B/B3)(f)
559,000	4.875	08/15/26	571,578
Allison Transmission, Inc. (NR/Ba3)(f)
224,000	3.750	01/30/31	228,480
Dana, Inc. (BB-/B2)
325,000	5.625	06/15/28	349,781
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(f)
230,000	8.000	02/01/28	243,513
Ford Motor Co. (BB+/Ba2)
89,000	9.000	04/22/25	109,337
Ford Motor Credit Co. LLC (BB+/Ba2)
284,000	4.063	11/01/24	296,056
250,000	5.125	06/16/25	271,193
470,000	3.375	11/13/25	481,112
375,000	4.125	08/17/27	392,931
Meritor, Inc. (BB-/B1)(f)
196,000	6.250	06/01/25	211,190
Navistar International Corp. (CCC+/B3)(f)
262,000	6.625	11/01/25	273,135
Tesla, Inc. (BB/B3)(f)
258,000	5.300	08/15/25	268,965

			3,697,271

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Banks(e)(f) – 0.2%
Freedom Mortgage Corp. (B-/B2)
$250,000	7.625%	05/01/26	$ 262,500

Building Materials(e) – 1.5%
Builders FirstSource, Inc. (B+/B3)(f)
203,000	5.000	03/01/30	219,747
Cornerstone Building Brands, Inc. (B-/Caa1)(f)
223,000	6.125	01/15/29	237,495
CP Atlas Buyer, Inc. (CCC+/Caa2)(f)
140,000	7.000	12/01/28	145,600
Griffon Corp. (B+/B2)
317,000	5.750	03/01/28	335,227
Standard Industries, Inc. (BBB-/Ba2)(f)
191,000	5.000	02/15/27	200,073
Summit Materials LLC/Summit Materials Finance Corp. (BB/B2)(f)
546,000	5.250	01/15/29	573,300

			1,711,442

Chemicals(e)(f) – 1.8%
Axalta Coating Systems LLC (BB-/B1)
310,000	3.375	02/15/29	310,388
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)
183,000	4.750	06/15/27	193,751
Element Solutions, Inc. (BB-/B2)
294,000	3.875	09/01/28	300,615
Ingevity Corp. (NR/Ba3)
280,000	3.875	11/01/28	280,700
Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B2)
110,000	4.250	12/15/25	112,200
The Chemours Co. (B/B1)
315,000	5.750	11/15/28	321,300
Valvoline, Inc. (BB-/Ba3)
140,000	3.625	06/15/31	143,850
WR Grace & Co-Conn (BB-/Ba3)
414,000	4.875	06/15/27	436,770

			2,099,574

Commercial Services(e)(f) – 1.8%
Gartner, Inc. (BB/Ba3)
250,000	4.500	07/01/28	264,375
190,000	3.750	10/01/30	200,213

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Commercial Services(e)(f) – (continued)
MPH Acquisition Holdings LLC (B-/B3)
$260,000	5.750%	11/01/28	$ 254,800
Nielsen Finance LLC/Nielsen Finance Co. (BB-/B2)
128,000	5.000	04/15/22	128,320
260,000	5.625	10/01/28	281,450
Ritchie Bros Auctioneers, Inc. (BB+/Ba3)
253,000	5.375	01/15/25	259,957
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)
360,000	4.625	11/01/26	372,600
The Nielsen Co. Luxembourg S.a.r.l. (BB-/B2)
297,000	5.000	02/01/25	305,167

			2,066,882

Computers(e)(f) – 0.9%
Austin BidCo, Inc. (CCC+/NR)
79,000	7.125	12/15/28	82,555
Booz Allen Hamilton, Inc. (BB-/Ba2)
678,000	3.875	09/01/28	697,493
Science Applications International Corp. (BB-/B1)
275,000	4.875	04/01/28	289,781

			1,069,829

Distribution & Wholesale(e)(f) – 0.2%
Core & Main LP (CCC+/Caa2)
179,000	6.125	08/15/25	183,923

Diversified Financial Services(e) – 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (BBB/Baa3)
150,000	6.500	07/15/25	179,313
Avolon Holdings Funding, Ltd. (BBB-/Baa3)(f)
749,000	4.375	05/01/26	809,205
Global Aircraft Leasing Co. Ltd. (NR/B1)(f)(g)(PIK 7.250%, Cash 6.500%)
194,815	6.500	09/15/24	172,411
LD Holdings Group LLC (B-/B2)(f)
205,000	6.500	11/01/25	213,712
Nationstar Mortgage Holdings, Inc. (B/B2)(f)
240,000	5.500	08/15/28	251,088
87,000	5.125	12/15/30	90,915

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Diversified Financial Services(e) – (continued)
NFP Corp. (CCC+/Caa2)(f)
$453,000	6.875%	08/15/28	$ 482,445
OneMain Finance Corp. (BB-/Ba3)
264,000	8.875	06/01/25	298,650
115,000	4.000	09/15/30	118,881
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. (BB/Ba1)(f)
139,000	3.625	03/01/29	141,933
209,000	3.875	03/01/31	214,846
United Shore Financial Services LLC (NR/Ba3)(f)
250,000	5.500	11/15/25	261,875

			3,235,274

Electrical(e)(f) – 1.0%
Clearway Energy Operating LLC (BB/Ba2)
246,000	4.750	03/15/28	263,835
NRG Energy, Inc. (BB+/Ba2)
102,000	3.375	02/15/29	104,423
271,000	3.625	02/15/31	278,791
Pike Corp. (CCC+/B3)
510,000	5.500	09/01/28	536,775

			1,183,824

Electrical Components & Equipment(e)(f) – 0.5%
Energizer Holdings, Inc. (B+/B2)
310,000	4.375	03/31/29	320,850
Wesco Distribution, Inc. (BB-/B2)
204,000	7.125	06/15/25	223,635

			544,485

Engineering & Construction(e) – 1.1%
AECOM (BB/Ba3)
84,000	5.875	10/15/24	92,820
446,000	5.125	03/15/27	495,060
KBR, Inc. (B+/B1)(f)
351,000	4.750	09/30/28	365,918
MasTec, Inc. (BB/Ba2)(f)
287,000	4.500	08/15/28	300,991

			1,254,789

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Entertainment(e)(f) – 0.1%
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)
$82,000	5.250%	10/15/25	$ 82,820
Environmental(e)(f) – 0.6%
Stericycle, Inc. (BB-/NR)
339,000	5.375	07/15/24	353,408
284,000	3.875	01/15/29	291,810

			645,218

Food & Drug Retailing(e)(f) – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B1)
401,000	4.625	01/15/27	424,057
403,000	3.500	03/15/29	406,022
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B1)
325,000	4.875	02/15/30	356,688
Post Holdings, Inc. (B+/B2)
360,000	4.625	04/15/30	378,000
United Natural Foods, Inc. (CCC+/B3)
284,000	6.750	10/15/28	296,070

			1,860,837

Forest Products&Paper(e)(f) – 0.2%
Clearwater Paper Corp. (BB-/Ba3)
285,000	4.750	08/15/28	294,975

			294,975

Gaming(e)(f) – 0.2%
Boyd Gaming Corp. (B-/Caa1)
250,000	8.625	06/01/25	278,125

Healthcare Providers & Services(e) – 2.4%
Centene Corp. (BBB-/Ba1)
424,000	4.250	12/15/27	451,280
Charles River Laboratories International, Inc. (BB/Ba2)(f)
553,000	5.500	04/01/26	576,502
290,000	4.250	05/01/28	304,863
DaVita, Inc. (B+/Ba3)(f)
405,000	3.750	02/15/31	409,050
Encompass Health Corp. (B+/B1)
360,000	4.500	02/01/28	376,200

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
HCA, Inc. (BB-/Ba2)
$399,000	3.500%	09/01/30	$ 420,446
Surgery Center Holdings, Inc. (CCC/Caa2)(f)
86,000	6.750	07/01/25	87,290
Syneos Health, Inc. (BB-/B2)(f)
189,000	3.625	01/15/29	189,473

			2,815,104

Home Builders(e) – 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B1)(f)
372,000	4.875	02/15/30	384,555
Mattamy Group Corp. (BB/B1)(f)
298,000	4.625	03/01/30	314,390
Taylor Morrison Communities, Inc. (BB/Ba3)(f)
132,000	5.125	08/01/30	147,840
TRI Pointe Group, Inc. (BB-/Ba3)
308,000	5.250	06/01/27	334,180
68,000	5.700	06/15/28	76,755

			1,257,720

Household Products(e)(f) – 0.2%
Prestige Brands, Inc. (B+/B3)
191,000	5.125	01/15/28	203,893

Insurance(e)(f) – 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
564,000	6.750	10/15/27	599,955
AssuredPartners, Inc. (CCC+/Caa2)
55,000	5.625	01/15/29	57,406

			657,361

Internet – 3.7%
Arches Buyer, Inc. (CCC+/Caa1)(e)(f)
45,000	6.125	12/01/28	46,463
GrubHub Holdings, Inc. (BB-/B1)(e)(f)
715,000	5.500	07/01/27	748,962
Match Group Holdings II LLC (BB/Ba3)(e)(f)
241,000	5.000	12/15/27	253,050
492,000	4.625	06/01/28	516,600
248,000	5.625	02/15/29	269,700
653,000	4.125	08/01/30	674,222

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Internet – (continued)
Netflix, Inc. (BB/Ba3)
$204,000	3.625	%(e)(f)	06/15/25	$ 217,005
425,000	5.875		11/15/28	507,875
50,000	4.875	(e)(f)	06/15/30	57,500
Twitter, Inc. (BB+/Ba2)(e)(f)
277,000	3.875		12/15/27	295,005
Uber Technologies, Inc. (CCC+/B3)(e)(f)
350,000	7.500		05/15/25	377,563
270,000	6.250		01/15/28	293,625

				4,257,570

Leisure Time(e)(f) – 0.5%
Carnival Corp. (B/B2)
245,000	7.625		03/01/26	266,744
NCL Corp., Ltd. (B/Caa1)
280,000	5.875		03/15/26	295,050

				561,794

Lodging(e) – 0.3%
Hilton Domestic Operating Co., Inc. (BB/Ba2)(f)
162,000	4.000		05/01/31	170,100
Marriott International, Inc. (BBB-/Baa3)
157,000	4.625		06/15/30	184,117

				354,217

Machinery - Construction & Mining(e)(f) – 0.2%
BWX Technologies, Inc. (BB/Ba3)
210,000	4.125		06/30/28	218,663

Media(e) – 8.6%
Cable One, Inc. (BB-/B2)(f)
533,000	4.000		11/15/30	552,987
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(f)
1,330,000	4.750		03/01/30	1,433,075
700,000	4.500		08/15/30	745,500
425,000	4.250		02/01/31	447,844
209,000	4.500		05/01/32	223,108

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Unsecured Debt Obligations – (continued)
Media(e) – (continued)
CSC Holdings LLC (B/B3)(f)
$1,141,000	5.750%		01/15/30	$ 1,249,395
682,000	4.625		12/01/30	710,132
DISH DBS Corp. (B-/B2)
450,000	7.375		07/01/28	479,250
GCI LLC (B/B3)(f)
387,000	4.750		10/15/28	412,155
Gray Television, Inc. (B+/B3)(f)
312,000	4.750		10/15/30	317,460
Nexstar Broadcasting, Inc. (B/B3)(f)
404,000	4.750		11/01/28	421,675
Scripps Escrow II, Inc. (CCC+/Caa1)(f)
110,000	5.375		01/15/31	115,500
Sinclair Television Group, Inc. (B/B2)(f)
300,000	5.875		03/15/26	308,625
Sirius XM Radio, Inc. (BB/Ba3)(f)
238,000	5.500		07/01/29	261,800
416,000	4.125		07/01/30	442,000
TEGNA, Inc. (BB-/Ba3)
79,000	4.750	(f)	03/15/26	84,036
450,000	4.625	(f)	03/15/28	461,813
1,030,000	5.000		09/15/29	1,086,650
Ziggo Bond Co. B.V. (B-/B3)(f)
200,000	5.125		02/28/30	210,500

				9,963,505

Mining(e)(f) – 0.5%
Alcoa Nederland Holding B.V. (BB+/Ba1)
350,000	5.500		12/15/27	381,063
Hudbay Minerals, Inc. (B/B3)
200,000	6.125		04/01/29	216,500

				597,563

Oil Field Services(e) – 5.9%
Archrock Partners LP/Archrock Partners Finance Corp. (B+/B2)(f)
677,000	6.250		04/01/28	704,080
Cenovus Energy, Inc. (BBB-/Baa3)
385,000	5.375		07/15/25	433,995
CNX Resources Corp. (NR/B3)(f)
170,000	6.000		01/15/29	173,400

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Oil Field Services(e) – (continued)
CNX Resources Corp. (BB-/B3)(f)
$417,000	7.250%	03/14/27	$ 447,232
Continental Resources, Inc. (BB+/Ba1u)(f)
310,000	5.750	01/15/31	344,100
CrownRock LP/CrownRock Finance, Inc. (BB-/B2)(f)
821,000	5.625	10/15/25	837,420
Indigo Natural Resources LLC (BB-/B3)(f)
193,000	6.875	02/15/26	197,343
Laredo Petroleum, Inc. (B-/Caa1)
245,000	10.125	01/15/28	208,250
Nabors Industries, Ltd. (CCC-/Caa1)(f)
895,000	7.500	01/15/28	613,075
Noble Holding International Ltd. (NR/WR)(f)(h)
541,000	7.875	02/01/26	214,371
Occidental Petroleum Corp. (BB-/Ba2)
290,000	8.000	07/15/25	327,700
215,000	5.500	12/01/25	223,063
375,000	6.625	09/01/30	406,406
Parsley Energy LLC/Parsley Finance Corp. (BB/Ba3)(f)
697,000	5.375	01/15/25	713,554
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(f)
145,000	4.500	05/15/29	150,619
WPX Energy, Inc. (BBB-/B1)
152,000	5.250	10/15/27	160,930
395,000	5.875	06/15/28	429,562
326,000	4.500	01/15/30	347,190

			6,932,290

Packaging(e) – 1.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(f)
702,000	5.250	08/15/27	735,345
Silgan Holdings, Inc. (BB/Ba3)
234,000	4.125	02/01/28	242,775
Trident TPI Holdings, Inc. (CCC+/Caa2)(f)
526,000	9.250	08/01/24	560,847

			1,538,967

Pharmaceuticals – 1.7%
AdaptHealth LLC (B/B1)(e)(f)
165,000	6.125	08/01/28	177,375
75,000	4.625	08/01/29	77,062

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Pharmaceuticals – (continued)
Bausch Health Cos., Inc. (B/B3)(e)(f)
$148,000	6.250%	02/15/29	$ 160,210
400,000	5.250	02/15/31	418,000
Teva Pharmaceutical Finance Netherlands III B.V. (BB-/Ba2)
1,212,000	2.800	07/21/23	1,199,880

			2,032,527

Pipelines(e) – 2.5%
Buckeye Partners LP (BB/B1)(f)
424,000	4.500	03/01/28	436,190
Cheniere Energy Partners LP (BB/Ba2)
669,000	4.500	10/01/29	705,795
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. (BB-/B1)(f)
178,000	5.625	05/01/27	176,220
EQM Midstream Partners LP (BB-/Ba3)(f)
190,000	6.500	07/01/27	213,750
Global Partners LP/GLP Finance Corp. (B+/B2)(f)
245,000	6.875	01/15/29	265,825
NuStar Logistics LP (BB-/Ba3)
240,000	5.750	10/01/25	255,600
Rattler Midstream LP (BBB-/Ba3)(f)
330,000	5.625	07/15/25	348,572
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(f)
220,000	6.000	12/31/30	226,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(f)
295,000	4.875	02/01/31	320,075

			2,948,627

Real Estate(e)(f) – 0.1%
The Howard Hughes Corp. (BB-/Ba3)
158,000	5.375	08/01/28	169,060

			169,060

Real Estate Investment Trust(e) – 1.5%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(f)
189,000	4.625	06/15/25	201,049
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
180,000	3.500	03/15/31	185,877

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
SBA Communications Corp. (BB-/B1)
$787,000	4.000%	10/01/22	$ 794,870
Service Properties Trust (BB/Ba1)
73,000	7.500	09/15/25	84,867
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(f)
94,000	3.500	02/15/25	95,880
80,000	3.750	02/15/27	81,800
250,000	4.125	08/15/30	263,125

			1,707,468

Retailing(e) – 1.8%
Asbury Automotive Group, Inc. (BB/B1)
185,000	4.500	03/01/28	192,863
230,000	4.750	03/01/30	244,950
Carvana Co. (CCC+/Caa2)(f)
290,000	5.875	10/01/28	300,150
Group 1 Automotive, Inc. (BB+/Ba2)(f)
225,000	4.000	08/15/28	230,062
Ken Garff Automotive LLC (B/B1)(f)
230,000	4.875	09/15/28	239,200
LBM Acquisition LLC (CCC+/Caa1)(f)
215,000	6.250	01/15/29	223,600
Lithia Motors, Inc. (BB/Ba2)(f)
345,000	4.375	01/15/31	369,150
Yum! Brands, Inc. (B+/B1)
349,000	3.625	03/15/31	352,490

			2,152,465

Semiconductors(e)(f) – 0.2%
Qorvo, Inc. (BB+/Ba1)
210,000	3.375	04/01/31	216,300

Software(e)(f) – 0.7%
Castle US Holding Corp. (CCC/Caa2)
64,000	9.500	02/15/28	64,000
Fair Isaac Corp. (BB+/Ba2)
343,000	4.000	06/15/28	360,150
Open Text Corp. (BB/Ba2)
255,000	3.875	02/15/28	261,375

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Unsecured Debt Obligations – (continued)
Software(e)(f) – (continued)
PTC, Inc. (BB/Ba3)
$136,000	4.000%	02/15/28	$ 142,290

			827,815

Telecommunication Services(e) – 1.7%
CenturyLink, Inc. (BB-/B2)(f)
195,000	5.125	12/15/26	204,750
QualityTech LP/QTS Finance Corp. (BB/Ba3)(f)
230,000	3.875	10/01/28	234,025
Sprint Corp. (BB/B1)
396,000	7.625	03/01/26	491,040
T-Mobile USA, Inc. (BB/Ba3)
175,000	6.000	04/15/24	176,750
ViaSat, Inc. (B/Caa1)(f)
824,000	5.625	09/15/25	840,480

			1,947,045

Transportation(e)(f) – 0.4%
Cargo Aircraft Management, Inc. (B+/Ba3)
342,000	4.750	02/01/28	351,832
XPO Logistics, Inc. (BB-/Ba3)
141,000	6.750	08/15/24	149,813

			501,645

TOTAL UNSECURED DEBT OBLIGATIONS (Cost $63,706,173)			$ 66,835,769

U.S. Treasury Obligation(i) – 3.4%
United States Treasury Bill
$4,000,000	0.000%	04/15/21	$ 3,999,145
(Cost $3,998,889)

Shares	Description		Value

Common Stock* – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
1,141,924	Prairie Provident Resources, Inc. (Cost $2,946,424)		$ 17,942

Shares	Dividend Rate		Value

Investment Company(j) – 3.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4,190,279	0.026%		$ 4,190,279
(Cost $4,190,279)

TOTAL INVESTMENTS — 98.5% (Cost $113,931,840)			$114,693,163

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%			1,745,659

NET ASSETS — 100.0%			$116,438,822

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Pay-in-kind securities.

(h)	Security is currently in default and/or non-income producing.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
CP	— Commercial Paper
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

GOLDMAN SACHS LONG SHORT CREDIT STRATEGIES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Help At Home, Inc. (B-/B1)10/29/2027, due 10/29/27	$ 19,612	$19,440	$116

TOTAL			$116

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.500%	3M LIBOR	03/17/28	$3,750	$48,639	$51,017	$(2,378)

(a)	Payments made quarterly.

(b)	Payments made semi-annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/ Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.HY Index 35	(5.000)%	2.938	Credit Suisse International (London)	12/20/25	25,000	$(2,363,147)	$(989,011)	$(1,374,136)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviation:
CDX.NA.HY Index 35 — CDX North America High Yield Index 35

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 2.4%
Building Materials(b) – 0.1%
CPG International, Inc. (3M LIBOR + 3.750%)
$1,580,669	4.750%	05/05/24	$ 1,578,298

Chemicals(b) – 0.4%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,304,900	3.400	05/15/24	2,270,326
Starfruit Finco B.V. (1M LIBOR + 3.000%)
1,675,020	3.150	10/01/25	1,655,473

			3,925,799

Consumer Cyclical Services - Business(b) – 0.3%
Asurion LLC (3M LIBOR + 3.250%)
2,681,228	3.490	12/23/26	2,650,930

Entertainment(c) – 0.2%
AMC Entertainment Holdings, Inc.
2,961,389	0.000	04/22/26	1,894,548

Food & Drug Retailers(b) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
454,208	2.650	10/10/26	452,909

Health Care - Services(b) – 0.2%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,707,847	3.750	06/07/23	1,698,249

Health Care - Services(b) – 0.2%
Sotera Health Holdings LLC (3M LIBOR + 4.500%)
1,650,605	5.500	12/11/26	1,655,425

Media - Broadcasting & Radio(b) – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
920,952	4.650	02/19/26	904,835

Media - Cable(b) – 0.2%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,964,377	2.410	07/17/25	1,932,102

Media - Non Cable(b) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 4.250%)
495,000	4.400	12/17/26	494,847

Real Estate Investment Trust(b) – 0.2%
Brookfield Property REIT, Inc. (1M LIBOR + 3.000%)
2,050,000	3.150	08/28/23	1,942,375

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Services Cyclical - Business Services(b) – 0.3%
Travelport Finance (Luxembourg) S.a.r.l.
(3M LIBOR + 1.500%)
$1,725,529	8.000%	02/28/25	$ 1,698,835
(3M LIBOR + 5.000%)
1,452,362	5.220	05/29/26	980,039

			2,678,874

Technology - Software/Services(b) – 0.1%
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
913,438	3.900	05/04/26	912,013

Telecommunication Services(b) – 0.0%
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
413,374	6.500	07/13/22	421,022

TOTAL BANK LOANS (Cost $23,665,786)			$ 23,142,226

Corporate Obligations – 48.8%
Advertising(d)(e) – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$ 683,287
Terrier Media Buyer, Inc.
800,000	8.875	12/15/27	882,000

			1,565,287

Aerospace & Defense(e) – 0.6%
The Boeing Co.
2,200,000	5.150	05/01/30	2,663,100
TransDigm, Inc.
1,685,000	6.500	05/15/25	1,733,444
1,250,000	5.500	11/15/27	1,312,500
Triumph Group, Inc.
450,000	7.750	08/15/25	411,187

			6,120,231

Agriculture(e) – 0.2%
BAT Capital Corp.
1,500,000	4.906	04/02/30	1,811,550

Airlines(d)(e) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
870,000	6.500	06/20/27	937,425

Automotive – 0.8%
Adient US LLC(d)(e)
980,000	7.000	05/15/26	1,062,075

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Clarios Global LP/Clarios US Finance Co.(d)(e)
	$1,570,000	8.500%		05/15/27	$ 1,703,450
Dana, Inc.(e)
	515,000	5.375		11/15/27	545,900
Ford Motor Co.(e)
	1,666,000	9.000		04/22/25	2,046,691
Ford Motor Credit Co. LLC
	542,000	3.813		10/12/21	548,767
Navistar International Corp.(d)(e)
	460,000	6.625		11/01/25	479,550
Tesla, Inc.(d)(e)
	1,085,000	5.300		08/15/25	1,131,112

					7,517,545

Banks – 4.3%
ABN AMRO Bank NV(b)(e) (-1x 5 Year EUR Swap + 4.674%)
EUR	800,000	4.375		12/31/99	1,038,696
AIB Group PLC(b)(e) (-1x 5 Year EUR Swap + 6.629%)
	725,000	6.250		12/31/99	978,438
Banco do Brasil SA(b)(e)
(10 Year CMT + 4.398%)
	$1,550,000	6.250		10/29/49	1,587,297
(10 Year CMT + 6.362%)
	230,000	9.000		06/29/49	256,522
Banco Santander SA
	600,000	2.749		12/03/30	618,696
(-1x 5 Year EUR Swap + 4.534%)
EUR	200,000	4.375	(b)(e)	12/31/99	244,330
Bank of America Corp.(b)(e)
(3M USD LIBOR + 0.990%)
	$3,750,000	2.496		02/13/31	3,977,662
(SOFR + 2.150%)
	4,775,000	2.592		04/29/31	5,116,269
BPCE SA(d)
	675,000	4.875		04/01/26	796,554
CIT Bank NA(b)(e) (SOFR + 1.715%)
	1,850,000	2.969		09/27/25	1,928,199
Citigroup, Inc.(b)(e) (SOFR + 3.914%)
	3,925,000	4.412		03/31/31	4,758,160
Commerzbank AG(b)(e) (-1x 5 Year EUR Swap + 6.363%)
EUR	1,000,000	6.125		03/31/99	1,301,925
Credit Suisse Group AG(b)(d)(e)
(5 Year CMT + 4.889%)
	$1,625,000	5.250		12/31/99	1,726,562
(SOFR + 3.730%)
2,450,000		4.194		04/01/31	2,880,881

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG(b)(e) (SOFR + 1.870%)
	$975,000	2.129%		11/24/26	$ 997,776
Erste Group Bank AG(b)(e) (5 Year EUR Swap + 6.204%)
EUR	800,000	6.500		12/31/99	1,089,321
HSBC Holdings PLC
	$800,000	4.950		03/31/30	999,784
Intesa Sanpaolo SpA(b)(e) (-1x 5 Year EUR Swap + 6.086%)
EUR	250,000	5.875		12/31/99	341,680
Itau Unibanco Holding SA(b)(d)(e) (5 Year CMT + 3.222%)
	$860,000	4.625		12/31/99	844,144
JPMorgan Chase & Co.(b)(e)
(SOFR + 2.040%)
	1,250,000	2.522		04/22/31	1,340,725
(SOFR + 3.790%)
	425,000	4.493		03/24/31	523,817
Morgan Stanley, Inc.(b)(e)
(SOFR + 1.143%)
	2,975,000	2.699		01/22/31	3,235,312
(SOFR + 3.120%)
	1,975,000	3.622		04/01/31	2,293,824
Natwest Group PLC(b)(e) (5 Year CMT + 2.100%)
	675,000	3.754		11/01/29	716,344
QNB Finance Ltd.
	230,000	3.500		03/28/24	246,316
Societe Generale SA(b)(e) (5 Year USD Swap + 3.929%)
	450,000	6.750		12/31/99	505,125
Turkiye Vakiflar Bankasi TAO
	200,000	8.125		03/28/24	213,563
	270,000	5.250	(d)	02/05/25	265,781
	530,000	6.500	(d)	01/08/26	542,588

					41,366,291

Beverages – 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(e)
	3,225,000	4.900		02/01/46	4,194,435
Anheuser-Busch InBev Worldwide, Inc.
	600,000	4.950		01/15/42	785,280
Keurig Dr Pepper, Inc.(e)
	325,000	5.085		05/25/48	455,257
	475,000	3.800		05/01/50	567,074

					6,002,046

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(e) – 0.5%
Cemex SAB de CV
$200,000	7.375	%(d)	06/05/27	$ 227,188
200,000	5.450		11/19/29	219,750
350,000	5.200	(d)	09/17/30	382,375
Cornerstone Building Brands, Inc.(d)
1,760,000	8.000		04/15/26	1,843,600
Griffon Corp.
527,000	5.750		03/01/28	557,302
JELD-WEN, Inc.(d)
560,000	4.875		12/15/27	596,400
Summit Materials LLC/Summit Materials Finance Corp.(d)
520,000	6.500		03/15/27	552,500
738,000	5.250		01/15/29	774,900

				5,154,015

Chemicals – 1.2%
CNAC HK Finbridge Co. Ltd.
420,000	3.875		06/19/29	424,594
Ingevity Corp.(d)(e)
1,025,000	3.875		11/01/28	1,027,563
Kraton Polymers LLC/Kraton Polymers Capital Corp.(d)(e)
1,555,000	7.000		04/15/25	1,636,637
Nouryon Holding B.V.(d)(e)
1,330,000	8.000		10/01/26	1,418,112
OCI NV(d)(e)
975,000	5.250		11/01/24	1,012,781
Sasol Financing International Ltd.
4,008,000	4.500		11/14/22	4,088,160
The Chemours Co.(e)
490,000	7.000		05/15/25	507,763
550,000	5.375		05/15/27	583,000
Tronox Finance PLC(d)(e)
470,000	5.750		10/01/25	487,625
Tronox, Inc.(d)(e)
465,000	6.500		04/15/26	481,856

				11,668,091

Commercial Services – 1.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(e)
1,500,000	6.625		07/15/26	1,593,750
1,345,000	9.750		07/15/27	1,466,050

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
DP World Crescent Ltd.
$200,000	4.848%	09/26/28	$ 232,500
200,000	3.875	07/18/29	219,500
DP World PLC
200,000	5.625	09/25/48	254,750
Herc Holdings, Inc.(d)(e)
2,330,000	5.500	07/15/27	2,475,625
Prime Security Services Borrower LLC/Prime Finance, Inc.(d)(e)
1,210,000	6.250	01/15/28	1,297,725
Sabre GLBL, Inc.(d)(e)
1,062,000	9.250	04/15/25	1,263,780
Service Corp. International(e)
780,000	3.375	08/15/30	807,300
The Nielsen Co. Luxembourg S.a.r.l.(d)(e)
1,485,000	5.000	02/01/25	1,525,837
United Rentals North America, Inc.(e)
1,070,000	3.875	02/15/31	1,123,500
Verscend Escrow Corp.(d)(e)
970,000	9.750	08/15/26	1,052,450

			13,312,767

Computers(e) – 1.4%
Banff Merger Sub, Inc.(d)
485,000	9.750	09/01/26	521,375
Booz Allen Hamilton, Inc.(d)
1,355,000	3.875	09/01/28	1,393,956
Dell International LLC/EMC Corp.(d)
5,625,000	6.020	06/15/26	6,863,512
Hewlett Packard Enterprise Co.
3,725,000	4.900	10/15/25	4,360,113
Presidio Holdings, Inc.(d)
315,000	8.250	02/01/28	347,681

			13,486,637

Distribution & Wholesale(d)(e) – 1.0%
Core & Main Holdings LP(f) (PIK 9.375%, Cash 8.625%)
1,900,000	8.625	09/15/24	1,935,625
Core & Main LP
912,000	6.125	08/15/25	937,080
H&E Equipment Services, Inc.
1,055,000	3.875	12/15/28	1,060,275
Performance Food Group, Inc.
358,000	6.875	05/01/25	383,060
1,900,000	5.500	10/15/27	2,004,500

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(d)(e) – (continued)
Resideo Funding, Inc.
$1,650,000	6.125%		11/01/26	$ 1,741,275
Univar Solutions USA, Inc.
550,000	5.125		12/01/27	578,875
Wolverine Escrow LLC
460,000	8.500		11/15/24	432,400
460,000	9.000		11/15/26	432,400

				9,505,490

Diversified Financial Services – 2.6%
AerCap Holdings NV(b)(e) (5 Year CMT + 4.535%)
985,000	5.875		10/10/79	977,613
Air Lease Corp.
575,000	3.500		01/15/22	591,100
1,625,000	2.875	(e)	01/15/26	1,718,909
Avolon Holdings Funding, Ltd.(d)(e)
725,000	4.250		04/15/26	783,377
1,500,000	3.250		02/15/27	1,528,110
Global Aircraft Leasing Co. Ltd.(d)(e)(f) (PIK 7.250%, Cash 6.500%)
3,290,093	6.500		09/15/24	2,911,732
Huarong Finance 2017 Co. Ltd.
250,000	4.250		11/07/27	273,203
Huarong Finance 2019 Co. Ltd.(e)
220,000	3.875		11/13/29	233,888
Huarong Finance II Co. Ltd.
1,370,000	5.500		01/16/25	1,545,311
450,000	4.625		06/03/26	500,766
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(e)
1,475,000	4.750		09/15/24	1,537,687
1,245,000	5.250		05/15/27	1,329,038
LPL Holdings, Inc.(d)(e)
825,000	4.625		11/15/27	853,875
Nationstar Mortgage Holdings, Inc.(d)(e)
2,016,000	5.500		08/15/28	2,109,139
Navient Corp.
400,000	6.750		06/25/25	435,000
2,680,000	5.625		08/01/33	2,572,800

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
OneMain Finance Corp.(e)
$2,755,000	5.375%		11/15/29	$ 3,092,487
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.(d)(e)
1,324,000	3.875		03/01/31	1,361,032
Raymond James Financial, Inc.(e)
400,000	4.650		04/01/30	490,944

				24,846,011

Electrical(e) – 0.9%
Calpine Corp.(d)
235,000	4.500		02/15/28	244,400
1,915,000	4.625		02/01/29	1,962,875
Exelon Corp.
350,000	4.700		04/15/50	463,351
Pacific Gas & Electric Co.
550,000	2.100		08/01/27	559,334
925,000	2.500		02/01/31	924,547
Talen Energy Supply LLC(d)
1,125,000	6.625		01/15/28	1,178,437
Vistra Operations Co. LLC(d)
3,336,000	3.550		07/15/24	3,602,880

				8,935,824

Electrical Components & Equipment(d)(e) – 0.1%
Energizer Holdings, Inc.
500,000	7.750		01/15/27	555,625
230,000	4.750		06/15/28	241,500

				797,125

Engineering & Construction(e) – 0.7%
KBR, Inc.(d)
1,257,000	4.750		09/30/28	1,310,422
Mexico City Airport Trust
200,000	4.250		10/31/26	212,000
320,000	4.250	(d)	10/31/26	339,200
310,000	3.875	(d)	04/30/28	320,075
468,000	5.500		10/31/46	488,475
690,000	5.500	(d)	10/31/46	720,188
2,985,000	5.500		07/31/47	3,119,325
520,000	5.500	(d)	07/31/47	543,400

				7,053,085

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(d)(e) – 0.5%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op
$703,000	5.500%		05/01/25	$ 734,635
Lions Gate Capital Holdings LLC
470,000	6.375		02/01/24	481,750
565,000	5.875		11/01/24	573,475
Live Nation Entertainment, Inc.
1,400,000	6.500		05/15/27	1,561,000
Motion Bondco DAC
1,010,000	6.625		11/15/27	1,047,875

				4,398,735

Environmental(d)(e) – 0.5%
GFL Environmental, Inc.
115,000	5.125		12/15/26	122,331
930,000	8.500		05/01/27	1,034,625
Stericycle, Inc.
1,000,000	5.375		07/15/24	1,042,500
Waste Pro USA, Inc.
2,825,000	5.500		02/15/26	2,881,500

				5,080,956

Food & Drug Retailing(e) – 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(d)
500,000	7.500		03/15/26	556,875
875,000	4.625		01/15/27	925,313
870,000	5.875		02/15/28	945,037
577,000	4.875		02/15/30	633,258
B&G Foods, Inc.
2,005,000	5.250		04/01/25	2,065,150
475,000	5.250		09/15/27	504,094
BRF SA
600,000	4.875		01/24/30	651,188
Kraft Heinz Foods Co.
734,000	4.375		06/01/46	794,497
1,970,000	4.875	(d)	10/01/49	2,292,014

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(e) – (continued)
Lamb Weston Holdings, Inc.(d)
$1,195,000	4.875%	05/15/28	$ 1,329,437
Post Holdings, Inc.(d)
775,000	5.500	12/15/29	845,719
Sysco Corp.
650,000	6.600	04/01/40	948,538
1,600,000	6.600	04/01/50	2,452,768

			14,943,888

Forest Products&Paper(e) – 0.2%
Mercer International, Inc.
1,000,000	7.375	01/15/25	1,037,500
1,040,000	5.500	01/15/26	1,055,600

			2,093,100

Gaming(d)(e) – 0.2%
Station Casinos LLC
2,153,000	4.500	02/15/28	2,163,765

Healthcare Providers & Services(e) – 1.2%
Acadia Healthcare Co., Inc.
535,000	6.500	03/01/24	547,706
Centene Corp.
1,550,000	4.750	01/15/25	1,590,842
850,000	3.375	02/15/30	895,858
DaVita, Inc.(d)
$2,425,000	3.750	02/15/31	2,449,250
Encompass Health Corp.
1,100,000	4.500	02/01/28	1,149,500
Envision Healthcare Corp.(d)
1,175,000	8.750	10/15/26	728,500
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(d)
420,000	9.750	12/01/26	458,850
Select Medical Corp.(d)
1,200,000	6.250	08/15/26	1,290,000
Tenet Healthcare Corp.(d)
1,568,000	6.125	10/01/28	1,632,680
West Street Merger Sub, Inc.(d)
1,095,000	6.375	09/01/25	1,119,638

			11,862,824

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(d)(e) – 1.2%
Acrisure LLC/Acrisure Finance, Inc.
$440,000	8.125%		02/15/24	$ 465,850
2,555,000	7.000		11/15/25	2,663,587
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
1,700,000	6.750		10/15/27	1,808,375
GTCR AP Finance, Inc.
1,375,000	8.000		05/15/27	1,493,594
HUB International Ltd.
2,610,000	7.000		05/01/26	2,714,400
USI, Inc.
2,250,000	6.875		05/01/25	2,309,063

				11,454,869

Internet – 1.2%
GrubHub Holdings, Inc.(d)(e)
2,530,000	5.500		07/01/27	2,650,175
Match Group Holdings II LLC(d)(e)
2,597,000	4.625		06/01/28	2,726,850
Netflix, Inc.
2,820,000	5.500		02/15/22	2,950,425
Prosus NV(d)(e)
850,000	3.680		01/21/30	922,781
600,000	4.027		08/03/50	622,500
Twitter, Inc.(d)(e)
920,000	3.875		12/15/27	979,800
Uber Technologies, Inc.(d)(e)
430,000	8.000		11/01/26	467,625

				11,320,156

Iron/Steel(e) – 0.1%
Cleveland-Cliffs, Inc.
585,000	5.875		06/01/27	589,388

Leisure Time(d)(e) – 0.1%
Viking Cruises Ltd.
520,000	5.875		09/15/27	504,400

Lodging(e) – 0.4%
Fortune Star BVI Ltd.
200,000	5.250		03/23/22	202,188
Hilton Domestic Operating Co., Inc.
110,000	5.375	(d)	05/01/25	117,150

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Lodging(e) – (continued)
Hilton Domestic Operating Co., Inc. – (continued)
$261,000	5.750	%(d)	05/01/28	$ 285,142
2,897,000	4.875		01/15/30	3,179,457

				3,783,937

Machinery - Construction & Mining(d)(e) – 0.1%
The Manitowoc Co., Inc.
565,000	9.000		04/01/26	610,200

Machinery-Diversified(d)(e) – 0.1%
Titan Acquisition Ltd./Titan Co-Borrower LLC
1,120,000	7.750		04/15/26	1,164,800

Media – 3.8%
Altice Financing SA(d)(e)
1,535,000	7.500		05/15/26	1,615,588
CCO Holdings LLC/CCO Holdings Capital Corp.(d)(e)
2,395,000	4.250		02/01/31	2,523,731
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
7,325,000	4.908		07/23/25	8,516,191
Comcast Corp.(e)
330,000	4.950		10/15/58	497,792
CSC Holdings LLC(d)(e)
1,000,000	5.750		01/15/30	1,095,000
1,320,000	3.375		02/15/31	1,301,850
Cumulus Media New Holdings, Inc.(d)(e)
1,278,000	6.750		07/01/26	1,303,560
Diamond Sports Group LLC/Diamond Sports Finance Co.(d)(e)
875,000	5.375		08/15/26	710,938
2,340,000	6.625		08/15/27	1,415,700
DISH DBS Corp.
1,540,000	5.875		07/15/22	1,607,375
470,000	5.875		11/15/24	491,738
450,000	7.750		07/01/26	502,875
1,140,000	7.375	(e)	07/01/28	1,214,100
Entercom Media Corp.(d)(e)
2,705,000	7.250		11/01/24	2,711,762
iHeartCommunications, Inc.(e)
430,000	8.375		05/01/27	459,025
1,300,000	5.250	(d)	08/15/27	1,365,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Nexstar Broadcasting, Inc.(d)(e)
$1,350,000	5.625%		07/15/27	$ 1,449,563
Scripps Escrow II, Inc.(d)(e)
600,000	5.375		01/15/31	630,000
Scripps Escrow, Inc.(d)(e)
1,555,000	5.875		07/15/27	1,621,087
Sinclair Television Group, Inc.(d)(e)
470,000	5.500		03/01/30	488,800
Sirius XM Radio, Inc.(d)(e)
1,310,000	4.625		07/15/24	1,355,850
UPC Holding B.V.(d)(e)
465,000	5.500		01/15/28	488,831
Virgin Media Secured Finance PLC(d)(e)
2,575,000	5.500		05/15/29	2,781,000

				36,147,356

Mining – 0.6%
Alcoa Nederland Holding B.V.(d)(e)
1,120,000	5.500		12/15/27	1,219,400
Constellium SE(d)(e)
485,000	5.625		06/15/28	521,375
First Quantum Minerals Ltd.(d)(e)
2,121,000	7.250		04/01/23	2,174,704
Novelis Corp.(d)(e)
950,000	4.750		01/30/30	1,015,312
Vedanta Resources Ltd.
310,000	7.125		05/31/23	251,681
200,000	6.125	(e)	08/09/24	142,438

				5,324,910

Miscellaneous Manufacturing(e) – 0.8%
Bombardier, Inc.(d)
2,661,000	7.500		12/01/24	2,527,950
General Electric Co.
950,000	3.450		05/01/27	1,071,505
1,350,000	3.625		05/01/30	1,538,204
1,175,000	4.250		05/01/40	1,385,983
1,225,000	4.350		05/01/50	1,480,302

				8,003,944

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 2.1%
Apache Corp.(e)
	$555,000	4.625%		11/15/25	$ 582,056
Cenovus Energy, Inc.(e)
	1,890,000	5.375		07/15/25	2,130,521
Gazprom PJSC Via Gaz Capital SA(d)
	4,280,000	5.150		02/11/26	4,871,175
Gazprom PJSC Via Gaz Finance PLC(d)
	240,000	3.250		02/25/30	247,575
Lukoil Securities B.V.(d)
	1,290,000	3.875		05/06/30	1,394,903
MEG Energy Corp.(d)(e)
	345,000	7.000		03/31/24	347,588
	490,000	7.125		02/01/27	504,700
Nabors Industries Ltd.(d)(e)
	520,000	7.250		01/15/26	363,350
Nabors Industries, Inc.
	62,000	4.625		09/15/21	55,025
Occidental Petroleum Corp.(e)
	1,410,000	8.000		07/15/25	1,593,300
	1,100,000	6.625		09/01/30	1,192,125
Petrobras Global Finance B.V.
	200,000	5.999		01/27/28	234,000
	42,000	5.093		01/15/30	46,830
Petroleos de Venezuela SA(g)
	137,050,000	6.000		10/28/22	3,631,825
Petroleos Mexicanos(d)(e)
	760,000	6.875		10/16/25	831,174
USA Compression Partners LP/USA Compression Finance Corp.(e)
	545,000	6.875		04/01/26	570,888
Valero Energy Corp.(e)
	1,025,000	2.850		04/15/25	1,093,562

					19,690,597

Packaging(e) – 1.4%
ARD Finance SA(f)
(PIK 5.750%, Cash 5.000%)
EUR	575,000	5.000		06/30/27	714,868
(PIK 7.250%, Cash 6.500%)
	$2,400,000	6.500	(d)	06/30/27	2,544,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging(e) – (continued)
Berry Global, Inc.(d)
$1,495,000	4.500%	02/15/26	$ 1,528,638
Flex Acquisition Co., Inc.(d)
1,095,000	6.875	01/15/25	1,110,056
480,000	7.875	07/15/26	505,200
LABL Escrow Issuer LLC(d)
450,000	6.750	07/15/26	483,750
465,000	10.500	07/15/27	523,125
Mauser Packaging Solutions Holding Co.(d)
2,010,000	7.250	04/15/25	2,040,150
Sealed Air Corp.(d)
500,000	4.000	12/01/27	532,500
Trivium Packaging Finance B.V.(d)
875,000	5.500	08/15/26	924,219
1,775,000	8.500	08/15/27	1,950,281

			12,856,787

Pharmaceuticals(e) – 1.7%
AbbVie, Inc.
8,725,000	3.200	11/21/29	9,822,867
175,000	4.875	11/14/48	237,850
300,000	4.250	11/21/49	376,857
Bausch Health Cos., Inc.(d)
1,050,000	5.250	01/30/30	1,097,250
Cigna Corp.
2,225,000	2.400	03/15/30	2,364,908
CVS Health Corp.
975,000	4.250	04/01/50	1,217,833
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(d)
535,000	7.250	08/15/26	565,762
Par Pharmaceutical, Inc.(d)
480,000	7.500	04/01/27	518,400
Zoetis, Inc.
150,000	4.450	08/20/48	200,405

			16,402,132

Pipelines – 2.3%
Buckeye Partners LP(e)
1,145,000	4.350	10/15/24	1,167,900
1,962,000	3.950	12/01/26	1,986,525

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Cheniere Energy Partners LP(e)
$2,000,000	4.500%	10/01/29	$ 2,110,000
Energy Transfer Operating LP(e)
6,075,000	3.600	02/01/23	6,353,903
Galaxy Pipeline Assets Bidco Ltd.(d)
240,000	2.625	03/31/36	248,400
430,000	3.250	09/30/40	453,650
Genesis Energy LP/Genesis Energy Finance Corp.(e)
2,620,000	7.750	02/01/28	2,508,650
Global Partners LP/GLP Finance Corp.(e)
445,000	7.000	08/01/27	476,150
Plains All American Pipeline LP/PAA Finance Corp.(e)
4,925,000	3.600	11/01/24	5,258,127
Sabine Pass Liquefaction LLC(e)
800,000	5.625	04/15/23	877,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(e)
320,000	5.000	01/15/28	336,000

			21,776,993

Pipelines(e) – 0.1%
EQM Midstream Partners LP
1,085,000	4.000	08/01/24	1,112,125

Real Estate Investment Trust(e) – 2.3%
Crown Castle International Corp.
875,000	3.300	07/01/30	981,234
525,000	4.150	07/01/50	634,667
Easy Tactic Ltd.
200,000	8.625	02/27/24	176,438
Iron Mountain, Inc.(d)
2,085,000	5.250	07/15/30	2,251,800
3,230,000	4.500	02/15/31	3,359,200
Kaisa Group Holdings Ltd.
230,000	11.250	04/16/25	235,031
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625	08/01/29	2,436,050
Realogy Group LLC/Realogy Co-Issuer Corp.(d)
1,585,000	9.375	04/01/27	1,755,388
SBA Communications Corp.
2,935,000	4.000	10/01/22	2,964,350

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
Spirit Realty LP
$3,750,000	3.200%	01/15/27	$ 3,983,287
Starwood Property Trust, Inc.
1,550,000	5.000	12/15/21	1,571,313
Sunac China Holdings Ltd.
240,000	8.350	04/19/23	252,675
VICI Properties LP/VICI Note Co., Inc.(d)
718,000	3.500	02/15/25	732,360
WP Carey, Inc.
370,000	4.600	04/01/24	412,224
345,000	4.000	02/01/25	381,532
Yuzhou Group Holdings Co. Ltd.
200,000	7.700	02/20/25	214,313

			22,341,862

Retailing(e) – 1.6%
Asbury Automotive Group, Inc.
123,000	4.500	03/01/28	128,228
Beacon Roofing Supply, Inc.(d)
1,635,000	4.875	11/01/25	1,675,875
Burlington Coat Factory Warehouse Corp.(d)
2,670,000	6.250	04/15/25	2,836,875
eG Global Finance PLC(d)
1,413,000	6.750	02/07/25	1,455,390
1,000,000	8.500	10/30/25	1,065,000
Group 1 Automotive, Inc.(d)
631,000	4.000	08/15/28	645,197
IRB Holding Corp.(d)
1,237,000	7.000	06/15/25	1,345,237
Penske Automotive Group, Inc.
1,750,000	3.500	09/01/25	1,758,750
PetSmart, Inc.(d)
485,000	7.125	03/15/23	483,788
565,000	5.875	06/01/25	579,125
485,000	8.875	06/01/25	497,125
Walgreens Boots Alliance, Inc.
2,625,000	4.100	04/15/50	2,780,925
Yum! Brands, Inc.(d)
72,000	7.750	04/01/25	79,740

			15,331,255

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(e) – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
$3,072,000	3.875%		01/15/27	$ 3,451,945
116,000	3.500		01/15/28	127,638
Broadcom, Inc.
9,100,000	4.250		04/15/26	10,427,599
275,000	4.750		04/15/29	328,702

				14,335,884

Software(d)(e) – 0.9%
Camelot Finance SA
2,750,000	4.500		11/01/26	2,866,875
Castle US Holding Corp.
1,085,000	9.500		02/15/28	1,085,000
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
2,902,000	5.750		03/01/25	2,952,785
Solera LLC/Solera Finance, Inc.
1,000,000	10.500		03/01/24	1,035,000
The Dun & Bradstreet Corp.
249,000	10.250		02/15/27	280,748
Veritas US, Inc./Veritas Bermuda Ltd.
475,000	7.500		02/01/23	478,562

				8,698,970

Telecommunication Services – 4.9%
Altice France Holding SA(d)(e)
1,865,000	10.500		05/15/27	2,095,794
Altice France SA(d)(e)
420,000	8.125		02/01/27	462,000
460,000	5.500		01/15/28	478,400
AT&T, Inc.(e)
1,025,000	1.650		02/01/28	1,047,130
3,850,000	4.350		03/01/29	4,589,700
1,250,000	2.250		02/01/32	1,270,062
6,655,000	2.550	(d)	12/01/33	6,841,739
CenturyLink, Inc.
1,680,000	5.800		03/15/22	1,764,000
445,000	5.625	(e)	04/01/25	480,044
465,000	5.125	(d)(e)	12/15/26	488,250

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Digicel Holdings Bermuda Ltd./Digicel International Finance Ltd.(d)(e)
	$1,089,262	8.750%		05/25/24	$ 1,147,810
	434,839	8.000		12/31/26	364,178
(PIK 7.000%, Cash 6.000%)
	577,462	13.000	(f)	12/31/25	585,583
Intelsat Jackson Holdings SA(d)(e)(g)
	2,900,000	8.000		02/15/24	2,961,625
SoftBank Group Corp.(e)
	2,175,000	4.750		09/19/24	2,286,469
Sprint Capital Corp.
	1,610,000	8.750		03/15/32	2,539,775
T-Mobile USA, Inc.(d)(e)
	2,575,000	3.500		04/15/25	2,845,903
	7,575,000	3.750		04/15/27	8,613,548
Telecom Italia Capital SA
	950,000	7.200		07/18/36	1,280,125
	315,000	7.721		06/04/38	436,275
Verizon Communications, Inc.
	1,612,000	4.329		09/21/28	1,938,124
	925,000	3.150	(e)	03/22/30	1,036,721
	52,000	5.012		04/15/49	72,000
	475,000	4.000	(e)	03/22/50	575,386

					46,200,641

Toys/Games/Hobbies(d)(e) – 0.2%
Mattel, Inc.
	1,310,000	5.875		12/15/27	1,454,100

Water(b)(e) – 0.6%
Thames Water Utilities Finance PLC (-1x 3M GBP LIBOR + 7.970%)
GBP	3,975,000	5.750		09/13/30	5,797,895

TOTAL CORPORATE OBLIGATIONS (Cost $480,553,102)					$ 465,525,889

Mortgage-Backed Obligations – 60.0%
Collateralized Mortgage Obligations – 13.8%
Interest Only(h) – 5.3%
FHLMC REMIC Series 3753, Class SK(b) (-1x1M USD LIBOR + 6.050%)
	$1,936,910	5.891%		11/15/38	$ 30,958
FHLMC REMIC Series 3852, Class SW(b) (-1x 1M USD LIBOR + 6.000%)
	2,156,301	5.841		05/15/41	324,137

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
FHLMC REMIC Series 4468, Class SY(b) (-1x 1M USD LIBOR + 6.100%)
$7,973,949	5.941%	05/15/45	$ 1,702,997
FHLMC REMIC Series 4989, Class EI
1,843,865	4.000	07/25/50	250,716
FHLMC REMIC Series 4991, Class IE
16,785,405	5.000	07/25/50	2,199,565
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
12,520,695	5.952	07/25/50	2,336,399
FHLMC REMIC Series 5009, Class DI
6,466,509	2.000	09/25/50	518,191
FHLMC REMIC Series 5012, Class DI
3,690,046	4.000	09/25/50	514,532
FHLMC REMIC Series 5020, Class IH
963,800	3.000	08/25/50	114,385
FHLMC STRIPS Series 304, Class C45
12,858,874	3.000	12/15/27	720,613
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
5,338,016	6.302	10/25/41	886,330
FNMA REMIC Series 2012-88, Class SB(b) (-1x 1M USD LIBOR + 6.670%)
5,168,801	6.522	07/25/42	878,501
FNMA REMIC Series 2017-104, Class SB(b) (-1x1M USD LIBOR + 6.150%)
2,049,308	6.002	01/25/48	347,953
FNMA REMIC Series 2017-69, Class SG(b) (-1x1M USD LIBOR + 6.150%)
2,771,055	6.002	09/25/47	511,721
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
2,399,401	6.002	11/25/47	432,967
FNMA REMIC Series 2020-45, Class EI
2,879,734	5.000	07/25/50	443,923
FNMA REMIC Series 2020-60, Class KI
12,069,508	2.000	09/25/50	993,042
FNMA REMIC Series 2020-60, Class NI
3,426,962	4.000	09/25/50	478,843
GNMA REMIC Series 2010-35, Class DS(b) (-1x 1M USD LIBOR + 5.680%)
5,576,774	5.528	03/20/40	1,000,517
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
7,676,514	5.788	07/20/40	1,659,368

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2013-103, Class DS(b) (-1x 1M USD LIBOR + 6.150%)
$6,762,808	5.998%	07/20/43	$ 1,348,562
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
9,147,574	5.998	04/20/43	1,473,736
GNMA REMIC Series 2013-134, Class DS(b) (-1x 1M USD LIBOR + 6.100%)
59,105	5.948	09/20/43	11,767
GNMA REMIC Series 2013-152, Class TS(b) (-1x 1M USD LIBOR + 6.100%)
161,191	5.948	06/20/43	32,760
GNMA REMIC Series 2014-11, Class NI
4,107,980	4.500	12/16/42	294,767
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
10,776,621	5.948	10/20/43	1,564,162
GNMA REMIC Series 2014-133, Class BS(b) (-1x 1M USD LIBOR + 5.600%)
5,974,753	5.448	09/20/44	1,048,264
GNMA REMIC Series 2014-180, Class PI
5,950,607	4.000	08/20/44	731,834
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
7,299,146	6.048	08/20/45	1,319,546
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
4,705,959	6.048	09/20/45	850,747
GNMA REMIC Series 2015-129, Class IC
2,167,980	4.500	09/16/45	337,855
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
2,572,840	5.548	09/20/45	438,583
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
3,634,956	5.548	09/20/45	578,502
GNMA REMIC Series 2015-144, Class QS(b) (-1x 1M USD LIBOR + 5.700%)
8,283,052	5.548	10/20/45	1,457,365
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
13,674,591	6.048	11/20/45	2,758,611
GNMA REMIC Series 2015-95, Class GI
22,061,233	4.500	07/16/45	3,996,132

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
$9,976,391	5.498%	01/20/46	$ 1,799,126
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
2,325,204	5.508	07/20/47	357,741
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
1,972,544	6.048	08/20/48	302,409
GNMA REMIC Series 2018-122, Class HS(b) (-1x 1M USD LIBOR + 6.200%)
1,626,889	6.048	09/20/48	288,762
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
3,025,292	6.048	09/20/48	530,078
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
2,825,776	5.998	10/20/48	420,390
GNMA REMIC Series 2018-147, Class SA(b) (-1x 1M USD LIBOR + 6.200%)
2,197,769	6.048	10/20/48	361,468
GNMA REMIC Series 2018-79, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
1,118,663	6.048	06/20/48	182,393
GNMA REMIC Series 2019-151, Class NI
7,824,923	3.500	10/20/49	698,458
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
2,323,599	5.948	08/20/49	354,806
GNMA REMIC Series 2020-11, Class SA(b) (-1x 1M USD LIBOR + 6.050%)
6,404,984	5.898	02/20/50	1,076,433
GNMA REMIC Series 2020-11, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
2,402,134	5.898	01/20/50	387,447
GNMA REMIC Series 2020-146, Class IM
1,783,211	2.500	10/20/50	211,675
GNMA REMIC Series 2020-146, Class KI
13,859,705	2.500	10/20/50	1,348,365
GNMA REMIC Series 2020-151, Class HI
5,664,033	2.500	10/20/50	323,151
GNMA REMIC Series 2020-151, Class MI
5,767,598	2.500	10/20/50	690,684
GNMA REMIC Series 2020-173, Class AI
6,584,918	2.500	11/20/50	409,538

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2020-51, Class ID
$3,460,029	3.500%	04/20/50	$ 322,537
GNMA REMIC Series 2020-55, Class IO
631,857	3.500	04/20/50	71,455
GNMA REMIC Series 2020-61, Class SF(b) (-1x 1M USD LIBOR + 6.440%)
9,091,714	6.288	07/20/43	1,775,752
GNMA REMIC Series 2020-7, Class GI
456,694	4.000	01/20/50	43,875
GNMA REMIC Series 2020-78, Class DI
13,052,241	4.000	06/20/50	1,683,842
GNMA REMIC Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
14,041,478	5.998	06/20/50	2,151,791
GNMA REMIC Series 2020-79, Class AI
2,465,805	4.000	06/20/50	254,343
GNMA Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
2,524,056	5.548	01/20/48	415,930

			51,051,300

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
272,807	0.509	10/15/36	274,644
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
162,995	0.559	12/15/36	164,259
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
252,894	0.759	09/15/37	256,825
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
127,893	1.009	06/15/39	130,173
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
395,874	0.529	03/15/41	398,750
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
505,124	0.548	06/25/36	509,442
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
576,438	0.548	08/25/36	580,897
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
588,759	0.548	08/25/36	593,453
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
706,368	0.498	04/25/37	709,719
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
205,315	0.598	08/25/37	207,386

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
$68,999	1.248%	10/25/39	$ 70,576

			3,896,124

Sequential Fixed Rate – 0.5%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
326,818	5.500	02/25/36	308,373
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
533,185	6.000	06/25/36	507,673
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,002,959	6.500	07/25/36	931,812
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
856,176	6.000	08/25/36	736,382
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
2,779,805	6.000	10/25/37	2,162,581

			4,646,821

Sequential Floating Rate(b) – 7.6%
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.190%)
8,007,767	0.342	10/20/36	6,991,015
Banc of America Funding Trust Series 2007-2, Class 2A1
28,086	3.597	03/25/37	28,579
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(d) (1M USD LIBOR + 2.300%)
2,554,534	2.448	08/25/31	2,546,316
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(d) (1M USD LIBOR + 2.150%)
230,423	2.298	09/25/31	229,642
Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1(d) (1M USD LIBOR + 3.750%)
1,140,000	3.898	09/25/39	1,097,450
Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1(d) (1M USD LIBOR + 3.400%)
570,000	3.548	10/25/39	566,817
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
397,458	0.648	07/25/35	277,847
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
498,723	0.948	12/25/35	409,877
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.170%)
210,432	0.488	11/25/36	224,723

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
$2,611,194	0.648%	08/25/37	$ 1,948,687
FHLMC REMIC Series 2020-DNA3, Class M2(d) (1M USD LIBOR + 3.000%)
425,000	3.148	06/25/50	427,311
FHLMC STACR REMIC Trust Series 2019-DNA3, Class B1(d) (1M USD LIBOR + 3.250%)
1,335,000	3.398	07/25/49	1,334,196
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(d) (1M USD LIBOR + 1.700%)
3,712,000	1.848	01/25/50	3,683,950
FHLMC STACR REMIC Trust Series 2020-DNA2, Class B1(d) (1M USD LIBOR + 2.500%)
495,000	2.648	02/25/50	476,670
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2(d) (1M USD LIBOR + 1.850%)
1,635,000	1.998	02/25/50	1,624,650
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1(d) (1M USD LIBOR + 5.100%)
1,570,000	5.248	06/25/50	1,624,892
FHLMC STACR REMIC Trust Series 2020-DNA4, Class B1(d) (1M USD LIBOR + 6.000%)
1,016,000	6.148	08/25/50	1,071,789
FHLMC STACR REMIC Trust Series 2020-DNA4, Class M2(d) (1M USD LIBOR + 3.750%)
655,000	3.898	08/25/50	660,828
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1(d) (SOFR30A + 4.800%)
1,521,000	4.882	10/25/50	1,568,772
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B1(d) (SOFR30A + 3.000%)
460,000	3.077	12/25/50	460,363
FHLMC STACR REMIC Trust Series 2020-DNA6, Class B2(d) (SOFR30A + 5.650%)
650,000	5.727	12/25/50	663,283
FHLMC Stacr Remic Trust Series 2020-HQA2, Class B1(d) (1M USD LIBOR + 4.100%)
3,640,000	4.248	03/25/50	3,662,231
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2(d) (1M USD LIBOR + 3.150%)
335,000	3.298	09/25/50	338,092
FHLMC STACR REMIC Trust Series 2020-HQA5, Class B1(d) (SOFR30A + 4.000%)
341,000	4.082	11/25/50	350,363

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC STACR Series 2019-HQA3, Class B1(d) (1M USD LIBOR + 3.000%)
	$1,350,000	3.148%	09/25/49	$ 1,336,387
FHLMC STACR Trust Series 2019-HQA2, Class B1(d) (1M LIBOR + 4.100%)
	670,000	4.248	04/25/49	673,847
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M3 (1M USD LIBOR + 3.900%)
	408,740	4.048	12/25/27	414,768
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M3 (1M USD LIBOR + 4.700%)
	1,296,736	4.848	04/25/28	1,349,309
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M3 (1M USD LIBOR + 5.550%)
	1,955,547	5.700	07/25/28	2,040,437
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3 (1M USD LIBOR + 4.650%)
	1,763,808	4.798	10/25/28	1,833,526
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
	279,363	5.148	12/25/28	292,205
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	2,068,112	2.398	07/25/30	2,057,910
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
	1,471,774	6.898	08/25/28	1,548,298
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
	2,143,434	5.448	10/25/28	2,254,871
FNMA Series 2013-C01, Class M2 (1M USD LIBOR + 5.250%)
	220,405	5.398	10/25/23	224,912
FNMA Series 2014-C01, Class M2 (1M USD LIBOR + 4.400%)
	1,149,523	4.548	01/25/24	1,156,534
FNMA Series 2018-C01, Class 1B1 (1M USD LIBOR + 3.550%)
	2,335,000	3.698	07/25/30	2,345,367
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.520%)
	2,584,334	0.668	06/25/35	2,272,124
Lehman XS Trust Series 2007-5H, Class 3A4
	3,240,551	2.607	05/25/37	3,094,698
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	4,554,329	0.898	11/15/49	6,221,223

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
$1,188,627	1.409%	12/25/46	$ 1,993,242
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
343,692	1.459	12/25/46	625,375
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M LIBOR + 0.200%)
936,652	0.348	05/25/47	1,009,236
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.480%)
1,056,873	0.628	12/25/36	976,412
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
2,485,417	1.609	01/25/46	2,367,135
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.540%)
1,586,865	0.688	02/25/46	1,055,071
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
2,943,725	1.409	09/25/46	2,710,256
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.205%)
117,239	0.353	09/25/46	114,840

			72,236,326

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 131,830,571

Commercial Mortgage-Backed Securities – 2.4%
Sequential Fixed Rate – 1.8%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D(d)
1,100,000	3.000	07/15/49	871,188
BANK 2018-BNK10 Series 2018-BN10, Class D(d)
500,000	2.600	02/15/61	394,915
Bank Series 2018-BK15, Class D(d)
780,000	3.000	11/15/61	616,222
Bank Series 2018-BN13, Class D(d)
750,000	3.000	08/15/61	607,839
BANK Series 2018-BNK14, Class D(d)
500,000	3.000	09/15/60	426,570
Benchmark Mortgage Trust Series 2019-B13, Class D(d)
750,000	2.500	08/15/57	686,858
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(d)
1,200,000	2.500	11/15/52	882,263

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(d)
$1,000,000	3.000%	09/15/50	$ 810,671
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class D(d)
1,500,000	2.600	02/15/53	1,273,082
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D(d)
800,000	3.000	09/10/50	714,159
COMM 2017-COR2 Mortgage Trust Series 2019-GC44, Class D(d)
300,000	2.500	08/15/57	265,506
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(d)
878,000	2.500	03/15/53	688,615
CSMC Trust Series 2014-USA, Class E(d)
3,550,000	4.373	09/15/37	2,595,565
GS Mortgage Securities Trust Series 2019-GC42, Class D(d)
250,000	2.800	09/01/52	232,090
JPMBD Commercial Mortgage Series 2017-C7, Class D(d)
660,000	3.000	10/15/50	519,643
Morgan Stanley Capital I Trust Series 2018-L1, Class D(d)
900,000	3.000	10/15/51	780,938
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(d)
500,000	3.401	03/15/50	469,185
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D(d)
756,000	3.250	01/15/60	570,141
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D(d)
800,000	2.500	02/15/53	649,227
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
2,500,000	4.697	04/15/45	2,567,338

			16,622,015

Sequential Floating Rate(b) – 0.6%
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(d)
550,000	3.507	02/15/50	491,920
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
400,000	4.755	02/10/49	389,582
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(d)
650,000	4.891	11/15/51	582,732
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(d)
1,000,000	3.346	05/10/49	666,811
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(d)
1,100,000	3.234	06/10/50	966,642

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
GNMA REMIC Series 2018-67, Class PS(e) (-1x 1M USD LIBOR + 6.200%)
$4,489,255	6.048%	05/20/48	$ 712,282
GNMA REMIC Series 2019-1, Class SN(e) (-1x 1M USD LIBOR + 6.050%)
3,077,683	5.898	01/20/49	454,217
GNMA REMIC Series 2019-4, Class SJ(e) (-1x 1M USD LIBOR + 6.050%)
5,031,476	5.898	01/20/49	794,016
GNMA REMIC Series 2019-6, Class SA(e) (-1x 1M USD LIBOR + 6.050%)
962,861	5.898	01/20/49	150,185
GNMA REMIC Series 2019-69, Class S(e) (-1x 1M USD LIBOR + 3.270%)
2,596,570	3.118	06/20/49	199,528
GNMA REMIC Series 2019-78, Class SE(e) (-1x 1M USD LIBOR + 6.100%)
1,996,032	5.948	06/20/49	300,784

			5,708,699

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 22,330,714

Federal Agencies – 43.8%
FHLMC – 0.1%
$13,943	5.000%	01/01/33	$ 15,903
351	5.000	03/01/33	401
7,523	5.000	04/01/33	8,589
768	5.000	05/01/33	877
2,590	5.000	06/01/33	2,957
19,871	5.000	07/01/33	22,689
30,044	5.000	08/01/33	34,298
3,343	5.000	09/01/33	3,810
6,270	5.000	10/01/33	7,160
14,075	5.000	11/01/33	16,069
6,973	5.000	12/01/33	7,961
5,965	5.000	01/01/34	6,811
20,069	5.000	02/01/34	22,924
9,149	5.000	03/01/34	10,465
18,171	5.000	04/01/34	20,795
22,206	5.000	05/01/34	25,358
319,944	5.000	06/01/34	365,397
6,337	5.000	11/01/34	7,252
81,855	5.000	04/01/35	93,460
2,587	5.000	11/01/35	2,953
			676,129
GNMA – 35.2%
11,827,938	5.000	12/20/48	12,944,405
11,824,619	4.500	01/20/49	12,762,251
126,000,000	2.000	TBA-30yr(i)	131,759,023

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$120,000,000	2.500%	TBA-30yr(i)	$ 126,960,828
48,000,000	4.500	TBA-30yr(i)	51,510,000

			335,936,507

UMBS – 2.6%
2,124	5.000	09/01/22	2,343
1,092	5.000	04/01/23	1,204
5,231	5.500	05/01/25	5,307
29,869	4.500	08/01/37	33,461
6,519	4.500	04/01/39	7,316
10,013	4.000	08/01/39	11,039
5,133	4.000	09/01/39	5,659
34,571	4.500	10/01/39	38,812
4,132	4.500	05/01/41	4,633
16,990	4.500	06/01/41	18,989
17,832	4.500	08/01/41	19,959
5,629	4.500	10/01/41	6,316
2,906	4.500	11/01/42	3,239
27,934	4.500	12/01/43	31,431
58,145	5.000	07/01/48	64,392
473,289	5.000	08/01/48	524,578
1,816,312	5.000	10/01/48	2,010,874
5,267,663	5.000	04/01/49	5,823,699
11,405,823	5.000	05/01/49	12,607,744
1,705,959	5.000	06/01/49	1,887,101
952,519	5.000	10/01/49	1,055,165
732,064	5.000	04/01/50	810,025

			24,973,286

UMBS, 30 Year, Single Family(i) – 5.9%
30,000,000	4.500	TBA-30yr	32,512,500
21,000,000	5.000	TBA-30yr	23,237,813

			55,750,313

TOTAL FEDERAL AGENCIES			$ 417,336,235

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $559,872,341)			$ 571,497,520

Asset-Backed Securities(b) – 12.6%
Collateralized Loan Obligations(d) – 10.1%
ACIS CLO Ltd. Series 2014-4A, Class A (3M USD LIBOR + 1.420%)
$3,257,737	1.634%	05/01/26	$ 3,257,838
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
4,800,000	1.457	04/15/33	4,799,995
Barings CLO Ltd. IV Series 2020-4A, Class D1 (-1x 3M USD LIBOR + 3.700%)
1,000,000	3.900	01/20/32	1,000,520
Crown City CLO I Series 2020-1A, Class A2 (3M USD LIBOR + 2.550%)
2,750,000	2.857	07/20/30	2,757,403

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(d) – (continued)
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
$1,800,000	3.337%	07/20/30	$ 1,800,241
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
9,000,000	1.477	04/15/33	9,010,449
Greywolf CLO III Ltd. Series 2020-3RA, Class BR (3M USD LIBOR + 2.450%)
6,000,000	2.666	04/15/33	5,891,388
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
25,900,000	1.568	01/20/33	25,935,613
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
5,800,000	2.078	07/20/31	5,818,009
Halseypoint CLO 2 Ltd. Series 2020-2A, Class B (3M USD LIBOR + 2.950%)
5,400,000	3.168	07/20/31	5,451,748
Halseypoint CLO 2 Ltd. Series 2020-2A, Class C (3M USD LIBOR + 3.530%)
2,800,000	3.748	07/20/31	2,820,222
Marble Point CLO XIX Ltd. Series 2020-3A, Class D (-1x 3M USD LIBOR + 3.900%)
1,000,000	3.990	01/19/34	993,504
Mill City Mortgage Loan Trust Series 2017-2, Class A3
1,063,380	2.928	07/25/59	1,108,159
OCP CLO Ltd. Series 2014-5A, Class A2R (3M USD LIBOR + 1.400%)
2,950,000	1.615	04/26/31	2,914,411
OCP CLO Ltd. Series 2014-5A, Class BR (3M USD LIBOR + 1.800%)
2,200,000	2.015	04/26/31	2,147,512
OCP CLO Ltd. Series 2015-8A, Class A2AR (3M USD LIBOR + 1.450%)
850,000	1.668	04/17/27	849,847
Orec Ltd. Series 2018-CRE1, Class A (1M USD LIBOR + 1.180%)
3,947,000	1.339	06/15/36	3,882,609
OZLM XV Ltd. Series 2016-15A, Class A2AR (3M USD LIBOR + 1.750%)
1,500,000	1.968	04/20/33	1,493,507
TICP CLO VII Ltd. Series 2017-7A, Class BR (3M USD LIBOR + 1.700%)
2,300,000	1.937	04/15/33	2,300,879
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
6,200,000	1.517	04/15/33	6,204,786
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
3,900,000	1.297	04/15/31	3,875,613

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b)– (continued)
Collateralized Loan Obligations(d) – (continued)
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
	$2,225,000	2.777%		07/28/30	$ 2,239,552

					96,553,805

Home Equity – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2 (6M USD LIBOR + 0.500%)
	142,260	0.757		03/25/37	136,817
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
	769,376	0.318		11/25/36	224,442
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
	3,181,583	0.363		03/25/37	2,574,240

					2,935,499

Student Loan – 2.2%
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	10,062,161	0.965		04/25/23	9,763,746
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	10,849,063	1.215		10/25/21	10,625,992

					20,389,738

TOTAL ASSET-BACKED SECURITIES (Cost $119,564,485)					$ 119,879,042

Foreign Debt Obligations – 2.8%
Sovereign – 2.8%
Dominican Republic
DOP	30,000,000	18.500%		02/04/28	$ 769,957
	$700,000	4.500	(d)	01/30/30	757,531
	2,110,000	5.875	(d)	01/30/60	2,313,088
Qatar Government International Bond(d)
	470,000	3.750		04/16/30	551,809
Republic of Egypt(d)
	2,790,000	4.550		11/20/23	2,888,522
Republic of Indonesia
	5,310,000	4.450		02/11/24	5,880,825
Republic of Peru(e)
	1,090,000	2.780		12/01/60	1,097,085

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
	$470,000	3.230	%(j)	07/28/21	$ 469,765
Republic of Qatar(d)
	480,000	4.400		04/16/50	624,000
Republic of Romania
EUR	1,620,000	3.624	(d)	05/26/30	2,357,571
	$480,000	3.000	(d)	02/14/31	513,750
EUR	230,000	2.000	(d)	01/28/32	294,238
	200,000	3.375	(d)	01/28/50	280,369
	120,000	3.375		01/28/50	168,221
	$1,660,000	4.000	(d)	02/14/51	1,805,250
Republic of Turkey
	390,000	5.250		03/13/30	391,341
Ukraine Government Bond(d)
EUR	1,550,000	4.375		01/27/30	1,806,572
	$380,000	7.253		03/15/33	414,200
United Mexican States(e)
	1,520,000	2.659		05/24/31	1,563,320
	1,640,000	3.771		05/24/61	1,705,190

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $24,321,637)					$ 26,652,604

Municipal Debt Obligations – 1.0%
Illinois – 1.0%
Illinois State GO Bonds Build America Series 2010(e)
	$4,470,000	7.350%		07/01/35	$ 5,329,402
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100		06/01/33	4,606,179

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,154,612)					$ 9,935,581

U.S. Treasury Obligations – 0.2%
United States Treasury Bond
	$10,000	2.750%		11/15/47	$ 12,545

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Note
$1,270,000	2.750%	02/28/25	$ 1,399,878

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,275,376)			$ 1,412,423

Units	Expiration Date		Value

Warrant(g) – 0.0%
True Religion Warrant
2,355	10/27/22		$ —
True Religion Warrant 2
8,897	10/27/22		—

TOTAL WARRANT (Cost $—)			$ —

Shares	Description		Value

Exchange Traded Fund(k) – 2.3%
439,970	Goldman Sachs Access High Yield Corporate Bond ETF (Cost $21,288,603)		22,156,889

Shares	Dividend Rate		Value

Investment Company(k) – 1.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
13,230,008		0.026%	$ 13,230,008
(Cost $13,230,008)

TOTAL INVESTMENTS — 131.5% (Cost $1,252,925,950)			$1,253,432,182

LIABILITIES IN EXCESS OF OTHER ASSETS — (31.5)%			(300,182,854)

NET ASSETS — 100.0%			$ 953,249,328

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $365,980,164 which represents approximately 38.4% of the Fund’s net assets as of December 31, 2020.

(j)	Actual maturity date is July 28, 2121.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership

MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1 800 526 7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA, due 07/13/2022	$137,791	$140,341	$2,550

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,292,527	EUR	799,519	03/17/21	$18,653
	AUD	7,979,000	NZD	8,422,736	03/17/21	93,206
	AUD	4,981,522	USD	3,748,206	03/17/21	94,742
	BRL	8,656,413	USD	1,636,567	01/05/21	30,192
	BRL	4,982,019	USD	957,554	02/02/21	1,169
	CAD	13,671,468	USD	10,700,932	03/17/21	41,765
	CHF	1,699,535	USD	1,923,448	03/17/21	681
	CNH	32,074,449	USD	4,890,006	03/17/21	16,987
	COP	19,679,793,521	USD	5,431,846	01/29/21	330,370
	EUR	749,675	JPY	94,435,792	03/17/21	2,043
	EUR	2,332,270	PLN	10,534,087	03/17/21	33,415
	EUR	9,436,602	USD	11,303,597	01/21/21	230,777
	EUR	58,790,883	USD	71,376,368	03/17/21	572,086
	GBP	703,862	EUR	777,495	03/17/21	11,497
	GBP	3,613,774	USD	4,720,715	01/13/21	221,729
	GBP	3,597,416	USD	4,802,993	03/17/21	118,857
	IDR	85,219,736,385	USD	6,000,474	01/06/21	113,288
	IDR	32,658,371,512	USD	2,299,076	03/05/21	37,114
	ILS	5,101,014	USD	1,568,262	03/17/21	21,305
	INR	1,122,427,074	USD	15,101,278	01/27/21	224,925
	JPY	4,911,334,128	USD	47,231,949	03/17/21	375,987
	KRW	15,889,358,641	USD	14,169,392	01/08/21	435,751
	KRW	9,900,036,770	USD	8,715,281	01/15/21	384,661
	KRW	9,900,036,770	USD	8,880,072	02/19/21	219,185
	MXN	47,760,506	USD	2,344,406	03/17/21	34,723
	NOK	3,300,478	EUR	312,923	03/17/21	1,865
	NOK	139,521,440	USD	15,843,553	03/17/21	424,051
	NZD	13,016,722	USD	9,156,613	03/17/21	211,947
	PHP	47,217,787	USD	978,972	01/15/21	3,353
	PHP	91,001,752	USD	1,890,740	02/08/21	507
	RUB	31,006,618	USD	403,288	01/25/21	14,524
	RUB	186,890,347	USD	2,412,958	02/08/21	101,319
	SEK	15,899,036	EUR	1,569,910	03/17/21	12,777
	SEK	8,081,476	USD	977,310	03/17/21	5,761
	SGD	4,294,971	USD	3,216,436	03/17/21	33,663
	THB	242,874,923	USD	8,060,779	03/17/21	46,876
	TRY	9,156,275	USD	1,088,183	01/11/21	139,434
	TRY	17,826,804	USD	2,195,998	01/19/21	186,959
	TRY	6,797,663	USD	854,362	01/25/21	52,266
	TRY	42,896,793	USD	5,281,455	03/17/21	316,938
	TWD	56,595,676	USD	2,000,200	01/04/21	14,863
	TWD	150,827,585	USD	5,366,161	02/05/21	32,042
	TWD	28,510,940	USD	1,008,808	02/17/21	13,781
	TWD	26,617,446	USD	957,118	03/05/21	680
	USD	7,350,806	CAD	9,332,437	03/11/21	17,715
	USD	956,831	CNH	6,254,038	03/17/21	41
	USD	910,561	JPY	93,868,861	03/17/21	645
	USD	3,546,488	KRW	3,848,210,091	01/08/21	9,300

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	169,171	KRW	183,900,654	02/19/21	$145
	USD	2,896,361	MXN	58,012,083	03/04/21	2,132
	USD	786,066	MXN	15,697,690	03/17/21	4,104
	USD	5,993,048	PLN	21,738,000	03/10/21	172,193
	USD	1,568,132	THB	46,734,835	03/17/21	8,029
	USD	4,912,128	TWD	136,936,573	02/05/21	11,093
	USD	387,615	ZAR	5,723,676	03/17/21	1,946
	ZAR	29,090,010	USD	1,877,189	03/03/21	86,566
	ZAR	33,796,765	USD	2,240,867	03/17/21	36,402

TOTAL						$5,629,025

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	CAD	8,510,257	USD	6,703,207	03/11/21	$(16,154)
	EUR	781,832	GBP	702,196	03/17/21	(3,909)
	EUR	3,999,762	NOK	42,769,490	03/17/21	(91,819)
	EUR	783,110	NZD	1,348,460	03/17/21	(12,159)
	HUF	365,591,378	EUR	1,025,912	03/17/21	(24,088)
	MXN	58,873,000	USD	2,939,344	03/04/21	(2,163)
	MXN	87,197,450	USD	4,356,463	03/17/21	(12,831)
	PLN	3,650,500	EUR	814,613	03/17/21	(19,393)
	PLN	22,657,000	USD	6,246,411	03/10/21	(179,473)
	PLN	6,989,899	USD	1,899,178	03/17/21	(27,419)
	SEK	17,506,309	EUR	1,746,000	03/17/21	(7,204)
	TWD	119,338,470	USD	4,281,281	02/05/21	(10,091)
	TWD	26,672,568	USD	957,379	02/17/21	(726)
	USD	28,992,201	AUD	38,727,537	03/17/21	(883,796)
	USD	1,649,933	BRL	8,656,413	01/05/21	(16,827)
	USD	36,700,894	CAD	46,922,658	03/17/21	(169,755)
	USD	2,843,882	CNH	18,619,223	03/17/21	(4,630)
	USD	5,220,903	COP	18,139,802,158	01/29/21	(90,407)
	USD	19,964,502	EUR	16,770,559	01/21/21	(534,182)
	USD	20,486,703	EUR	16,897,433	03/17/21	(192,425)
	USD	13,388,274	GBP	10,393,751	01/13/21	(826,929)
	USD	6,329,878	GBP	4,697,243	03/17/21	(96,713)
	USD	6,024,906	IDR	85,219,736,385	01/06/21	(88,857)
	USD	4,520,456	ILS	14,692,161	03/17/21	(57,884)
	USD	12,974,553	INR	962,121,572	01/27/21	(162,755)
	USD	2,912,454	JPY	301,704,903	03/17/21	(12,117)
	USD	15,791,816	KRW	17,746,196,420	01/08/21	(520,087)
	USD	8,880,629	KRW	9,900,036,770	01/15/21	(219,313)
	USD	1,375,762	MXN	27,970,502	03/17/21	(17,554)
	USD	33,551,297	NOK	292,481,026	03/17/21	(550,742)
	USD	27,979,233	NZD	39,513,295	03/17/21	(459,778)
	USD	955,465	RUB	72,475,532	01/25/21	(21,137)
	USD	1,999,672	RUB	151,682,983	02/08/21	(40,952)
	USD	41,001,601	SEK	346,488,646	03/17/21	(1,147,022)
	USD	3,129,356	SGD	4,161,129	03/17/21	(19,462)
	USD	3,004,251	THB	90,581,084	03/17/21	(19,527)
	USD	1,267,463	TRY	10,605,792	01/11/21	(154,496)
	USD	2,236,053	TRY	17,929,735	01/19/21	(160,664)
	USD	2,438,500	TRY	19,697,031	01/25/21	(188,562)
	USD	2,008,949	TWD	56,595,676	01/04/21	(6,115)
	USD	1,070,396	TWD	30,226,925	02/05/21	(11,442)
	USD	1,367,659	ZAR	20,397,542	03/17/21	(6,752)
	ZAR	5,668,718	USD	382,431	03/17/21	(464)

TOTAL						$(7,088,775)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS – At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	1,787	03/22/21	$246,745,609	$371,658
20 Year U.S. Treasury Bonds	362	03/22/21	62,693,875	(520,627)

Total				$(148,969)

Short position contracts:
Australian 10 Year Government Bonds	(41)	03/15/21	(4,653,788)	1,629
Ultra Long U.S. Treasury Bonds	(197)	03/22/21	(42,071,813)	42,372
Ultra 10 Year U.S. Treasury Notes	(322)	03/22/21	(50,347,719)	56,619
2 Year U.S. Treasury Notes	(1,593)	03/31/21	(352,015,663)	(302,182)
5 Year U.S. Treasury Notes	(2,194)	03/31/21	(276,803,954)	(312,934)

Total				$(514,496)

TOTAL FUTURES CONTRACTS				$(663,465)

SWAP CONTRACTS – At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M CHFOR(a)	(0.250)(a)	03/17/31	CHF	10,720	(b)	$24,280	$42,783	$(18,503)
6M EURO(a)	(0.250)(c)	03/17/23	EUR	32,450	(b)	215,680	236,011	(20,331)
6M CHFOR(a)	(0.500)(c)	03/17/28	CHF	48,700	(b)	(295,913)	(217,461)	(78,452)
3M STIBOR(d)	0.000(c)	03/17/26	SEK	767,830	(b)	(706,871)	(454,874)	(251,997)
6M EURO(a)	0.000(a)	03/17/31	EUR	15,560	(b)	495,822	435,944	59,878
6M EURO(a)	0.050(c)	05/21/30		87,690	(b)	1,043,101	(1,097,098)	2,140,199
6M WIBOR(a)	0.345(c)	06/16/23	PLN	27,175	(b)	14,921	(29,796)	44,717
6M AUDOR(a)	0.500(a)	11/25/25	AUD	114,880	(b)	(137,571)	(92,788)	(44,783)
6M AUDOR(a)	0.553(a)	05/16/25		22,920	(b)	71,708	(1,398,345)	1,470,053
6M CDOR(a)	0.700(a)	11/18/23	CAD	118,220	(b)	104,911	(51,869)	156,780
3M NIBOR(a)	0.750(c)	03/17/26	NOK	538,190	(b)	(716,838)	(416,742)	(300,096)
6M CDOR(a)	0.750(a)	03/17/24	CAD	138,760	(b)	388,363	172,252	216,111
6M WIBOR(a)	0.750(c)	12/16/25	PLN	32,430		65,586	(6,795)	72,381
6M CDOR(a)	0.810(a)	09/30/24	CAD	117,340	(b)	(60,896)	10,547	(71,443)
6M CDOR(a)	0.812(a)	11/17/24		171,460	(b)	201,202	(156,209)	357,411
6M AUDOR(a)	0.920(a)	09/04/28	AUD	174,310	(b)	(846,204)	(575,682)	(270,522)
6M CDOR(a)	0.960(a)	11/09/24	CAD	473,570	(b)	664,910	149,738	515,172
3M NIBOR(a)	1.000(c)	03/18/31	NOK	121,720	(b)	(419,674)	(428,010)	8,336
3M KWCDC(d)	1.179(d)	09/11/30	KRW	10,152,660	(b)	(113,900)	(90,867)	(23,033)
6M AUDOR(a)	1.240(a)	10/28/30	AUD	58,220	(b)	(715,485)	(611,440)	(104,045)
3M LIBOR(d)	1.245(a)	11/24/30		$90,970	(b)	(770,897)	(105,680)	(665,217)
6M AUDOR(a)	1.250(a)	11/09/30	AUD	65,600	(b)	(799,736)	(986,149)	186,413
6M CDOR(a)	1.500(a)	03/19/31	CAD	14,920	(b)	(80,694)	(62,410)	(18,284)
3M LIBOR(d)	1.750(a)	06/20/50		$28,410	(b)	256,071	403,387	(147,316)
3M LIBOR(d)	1.750(a)	06/18/30		18,290	(b)	351,521	364,578	(13,057)
3M LIBOR(a)	1.750(d)	06/19/40		15,800	(b)	(14,757)	120,854	(135,611)
3M NZDOR(d)	1.750(a)	03/19/30	NZD	6,620	(b)	95,205	130,309	(35,104)
6M AUDOR(a)	1.750(a)	03/19/30	AUD	15,890	(b)	180,263	143,661	36,602
2.500(d)	3M CNY(d)	03/17/23	CNY	104,270	(b)	(193)	65,771	(65,964)
0.000(d)	3M LIBOR(d)	07/25/24		$522,840		(175,517)	175,496	(351,013)
0.000(d)	3M LIBOR(d)	11/10/24		310,230		(268,628)	294	(268,922)
0.250(a)	3M LIBOR(d)	03/17/24		106,810	(b)	25,987	141,779	(115,792)
0.400(a)	3M LIBOR(d)	11/17/24		131,820	(b)	(199,747)	47,638	(247,385)
0.500(a)	3M LIBOR(d)	03/17/26		6,810	(b)	(13,510)	(5,877)	(7,633)
0.750(a)	3M LIBOR(d)	03/17/31		2,230	(b)	44,086	40,089	3,997

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1.000(a)	3M LIBOR(d)	03/17/51	$	4,470	(b)	$474,874	$431,601	$43,273
1.190(a)	3M LIBOR(d)	11/10/30		41,180	(b)	446,955	258,342	188,613
1.543(a)	3M LIBOR(d)	11/25/35		100,250	(b)	1,007,352	26,868	980,484
1.240(c)	3M NIBOR(a)	10/29/30	NOK	468,740	(b)	968,520	(906,873)	1,875,393
0.750(c)	3M STIBOR(d)	06/18/30	SEK	75,760	(b)	(73,453)	(107,008)	33,555
3M JIBAR(d)	4.000(d)	06/16/23	ZAR	177,555	(b)	56,040	2,361	53,679
1M BID Average(e)	4.230(e)	01/02/23	BRL	43,625		60,954	(27,249)	88,203
Mexico Interbank TIIE 28 Days(f)	4.400(f)	03/15/23	MXN	906,530	(b)	93,981	12,143	81,838
Mexico Interbank TIIE 28 Days(f)	4.900(f)	03/11/26		244,130	(b)	84,483	5,778	78,705
1M BID Average(e)	4.930(e)	01/02/24	BRL	20,510		49,907	(5,451)	55,358
3M JIBAR(d)	5.250(d)	03/17/26	ZAR	283,750	(b)	302,225	(242,507)	544,732
1.430(a)	6M CDOR(a)	11/09/30	CAD	95,360	(b)	(397,486)	(93,388)	(304,098)
(0.100)(c)	6M CHFOR(a)	09/17/30	CHF	7,150	(b)	24,477	(3,799)	28,276
(0.250)(c)	6M EURO(a)	03/17/24	EUR	7,760	(b)	(73,391)	(81,211)	7,820
(0.250)(c)	6M EURO(a)	03/17/26		51,770	(b)	(655,229)	(703,080)	47,851
(0.250)(c)	6M EURO(a)	03/17/28		1,120	(b)	(13,013)	(14,184)	1,171
(0.500)(c)	6M EURO(c)	03/17/26		103,870	(b)	(484,185)	(714,132)	229,947
(0.500)(c)	6M EURO(c)	03/17/28		44,800	(b)	(50,773)	(184,083)	133,310
(0.500)(c)	6M EURO(c)	05/18/25		17,750	(b)	(57,516)	(49,087)	(8,429)
0.000(c)	6M EURO(a)	03/17/51		13,070	(b)	(133,783)	(105,725)	(28,058)
0.000(c)	6M EURO(a)	03/17/31		10,220	(b)	(325,661)	(322,529)	(3,132)
0.250(c)	6M EURO(a)	03/17/41		800	(b)	(49,207)	(48,899)	(308)
0.250(c)	6M EURO(a)	06/18/30		60,140	(b)	(1,450,262)	(4,891,624)	3,441,362
0.260(c)	6M EURO(a)	05/21/40		42,600	(b)	26,614	(872,496)	899,110
0.500(c)	6M EURO(a)	06/20/50		16,130	(b)	(1,151,325)	(1,494,709)	343,384
0.750(c)	6M EURO(a)	06/19/40		17,390	(b)	(1,063,835)	(2,228,007)	1,164,172
1.250(c)	6M EURO(a)	12/19/28		5,260		(423,397)	(62,932)	(360,465)
1.000(a)	6M GBP(a)	06/18/30	GBP	12,040	(b)	(358,925)	(343,078)	(15,847)
0.144(a)	6M JYOR(a)	11/13/30	JPY	11,284,500	(b)	(125,550)	(465,251)	339,701
0.250(a)	6M JYOR(a)	03/19/30		951,150	(b)	(75,091)	(64,573)	(10,518)
0.500(a)	6M JYOR(a)	06/20/50		405,420	(b)	57,095	(5,540)	62,635
0.500(a)	6M JYOR(a)	03/19/41		347,280	(b)	4,128	(4,794)	8,922
0.250(e)	6M WIBOR(d)	12/16/21	PLN	161,390		(44,881)	(7,700)	(37,181)

TOTAL						$(5,442,772)	$(17,419,777)	$11,977,005

(a)	Payments made semi-annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.

(c)	Payments made annually.

(d)	Payments made quarterly.

(e)	Payments made at maturity.

(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Credit Spread at December 31, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)%	0.057%	Barclays Bank PLC	06/20/21	$10,330	$(49,667)	$4,360	$(54,027)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.057	Citibank NA	06/20/21	2,060	(9,905)	1,867	(11,772)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	11,160	(53,657)	3,943	(57,600)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	3,640	(17,502)	1,762	(19,264)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.057	UBS AG (London)	06/20/21	5,910	(28,415)	2,776	(31,191)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Credit Spread at December 31, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11(c)	3.000%	4.368%	Citibank NA	11/18/54	$5,000	$(392,913)	$(686,997)	$294,084
Markit CMBX Series 8(c)	3.000	7.961	Citibank NA	10/17/57	3,450	(552,002)	(841,036)	289,034
Markit CMBX Series 10(c)	3.000	5.517	MS & Co. Int. PLC	11/17/59	5,900	(728,921)	(967,414)	238,493
Markit CMBX Series 11(c)	3.000	4.368	MS & Co. Int. PLC	11/18/54	4,100	(321,899)	(944,809)	622,910
Markit CMBX Series 8(c)	3.000	7.961	MS & Co. Int. PLC	10/17/57	600	(96,131)	(95,886)	(245)

TOTAL						$(2,251,012)	$(3,521,434)	$1,270,422

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made monthly.

(c)	Payments made quarterly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
iTraxx Europe Index Series 34	(1.000)%	0.480%	12/20/25	EUR	16,950	$(545,317)	$(409,113)	$(136,204)
People’s Republic of China, 7.500%, 10/28/2	(1.000)	0.133	12/20/23		$5,890	(154,878)	(40,794)	(114,084)

Protection Sold:
CDX.NA.HY Index 34	5.000	2.758	06/20/25		51,939	4,876,380	(1,167,181)	6,043,561
CDX.NA.IG Index 34	1.000	0.629	06/20/25		99,575	1,655,375	1,542,092	113,283
CDX.NA.IG Index 35	1.000	0.500	12/20/25		95,475	2,367,842	2,296,258	71,584
iTraxx Europe Index Series 34	5.000	2.440	12/20/25	EUR	5,150	753,109	476,291	276,818
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.501	12/20/24		$3,250	65,450	34,484	30,966
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.670	12/20/25		2,880	47,782	48,006	(224)
Republic of Chile, 3.875%, 08/05/20	1.000	0.454	12/20/25		2,380	65,145	63,972	1,173
Republic of Colombia, 10.375%, 01/28/33	1.000	0.433	12/20/23		12,040	207,418	(140,976)	348,394
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.449	06/20/24		8,760	170,460	39,651	130,809
Republic of Peru, 8.750%, 11/21/33	1.000	0.564	12/20/25		2,880	62,932	57,858	5,074
Republic of the Philippines, 10.625%, 03/16/25	1.000	0.358	12/20/25		2,370	76,071	76,002	69

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Russian Federation, 7.500%, 03/31/30	1.000%	0.687%	12/20/24	$1,340	$17,030	$3,816	$13,214
State of Qatar, 9.750%, 06/15/30	1.000	0.237	06/20/24	1,330	35,854	20,061	15,793
State of Qatar, 9.750%, 06/15/30	1.000	0.270	12/20/24	520	15,317	8,724	6,593

TOTAL					$9,715,970	$2,909,151	$6,806,819

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)

IBOXHY Index	0.000%	Barclays Bank PLC	03/22/21	$9,500	$617,471

(a)	Payments made quarterly.

(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	JPMorgan Securities, Inc.	0.783%	02/16/2021	12,870,000	$12,870,000	$38,234	$64,189	$(25,955)
3M IRS	MS & Co. Int. PLC	0.610	01/15/2021	14,990,000	14,990,000	684	81,696	(81,012)
3M IRS	MS & Co. Int. PLC	0.825	02/12/2021	14,940,000	14,940,000	58,533	79,182	(20,649)
3Y IRS	JPMorgan Securities, Inc.	0.700	11/14/2022	45,500,000	45,500,000	480,184	460,526	19,658
6M IRS	JPMorgan Securities, Inc.	1.100	03/17/2021	92,000,000	92,000,000	187,110	1,104,000	(916,890)

				180,300,000	$180,300,000	$764,745	$1,789,593	$(1,024,848)

Puts
6M IRS	JPMorgan Securities, Inc.	0.555	06/17/2021	85,250,000	85,250,000	367,470	380,751	(13,281)

Total purchased option contracts				265,550,000	$265,550,000	$1,132,215	$2,170,344	$(1,038,129)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1M IRS		0.250%	01/04/2021	$(25,550,000)	$(25,550,000)	$(55,469)	$(105,909)	$50,440
1M IRS	Citibank NA	0.958	01/29/2021	(30,590,000)	(30,590,000)	(247,953)	(205,335)	(42,618)
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(30,590,000)	(30,590,000)	(114,067)	(217,954)	103,887
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(25,550,000)	(25,550,000)	(90,366)	(110,610)	20,244
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(25,550,000)	(25,550,000)	(118,486)	(104,073)	(14,413)
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(25,550,000)	(25,550,000)	(61,500)	(106,245)	44,745
1M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(30,590,000)	(30,590,000)	(231,303)	(204,188)	(27,115)
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(30,590,000)	(30,590,000)	(206,519)	(204,188)	(2,331)
3M IRS	BofA Securities LLC	0.293	02/16/2021	(15,680,000)	(15,680,000)	(52,149)	(59,002)	6,853
3M IRS	Citibank NA	0.000	03/08/2021	(3,270,000)	(3,270,000)	(111,617)	(109,291)	(2,326)
3M IRS	Citibank NA	0.261	02/12/2021	(18,230,000)	(18,230,000)	(89,686)	(72,324)	(17,362)
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(90,100,000)	(90,100,000)	(18)	(99,110)	99,092
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(90,130,000)	(90,130,000)	(13,591)	(103,649)	90,058
3M IRS	JPMorgan Securities, Inc.	0.020	03/10/2021	(5,360,000)	(5,360,000)	(164,039)	(171,115)	7,076
3M IRS	MS & Co. Int. PLC	0.000	03/08/2021	(2,170,000)	(2,170,000)	(74,070)	(72,249)	(1,821)
3M IRS	MS & Co. Int. PLC	0.021	03/02/2021	(5,440,000)	(5,440,000)	(204,369)	(180,080)	(24,289)
3M IRS	MS & Co. Int. PLC	0.390	01/15/2021	(18,290,000)	(18,290,000)	(905)	(74,498)	73,593
3Y IRS	JPMorgan Securities, Inc.	1.060	11/14/2022	(8,800,000)	(8,800,000)	(396,497)	(457,091)	60,594
4M IRS	MS & Co. Int. PLC	0.250	01/14/2021	(21,340,000)	(21,340,000)	(65,837)	(192,905)	127,068
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(92,000,000)	(92,000,000)	(30,470)	(419,980)	389,510
6M IRS	JPMorgan Securities, Inc.	0.900	03/17/2021	(92,000,000)	(92,000,000)	(78,172)	(736,000)	657,828

				(687,370,000)	$(687,370,000)	$(2,407,082)	$(4,005,796)	$1,598,713

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
		0.250%	01/04/2021	$(25,550,000)	$(25,550,000)	$(1,748)	$(105,909)	$104,161
1M IRS	Citibank NA	0.958	01/29/2021	(30,590,000)	(30,590,000)	(179,884)	(205,335)	25,451
1M IRS	Deutsche Bank AG (London)	0.914	01/14/2021	(30,590,000)	(30,590,000)	(161,751)	(217,954)	56,203
1M IRS	JPMorgan Securities, Inc.	0.242	01/11/2021	(25,550,000)	(25,550,000)	(15,254)	(110,610)	95,356
1M IRS	MS & Co. Int. PLC	0.251	01/29/2021	(25,550,000)	(25,550,000)	(84,999)	(104,072)	19,073
1M IRS	MS & Co. Int. PLC	0.265	01/18/2021	(25,550,000)	(25,550,000)	(64,565)	(106,245)	41,680
1M IRS	MS & Co. Int. PLC	0.948	01/29/2021	(30,590,000)	(30,590,000)	(193,120)	(204,188)	11,068
1M IRS	MS & Co. Int. PLC	0.955	01/21/2021	(30,590,000)	(30,590,000)	(138,499)	(204,188)	65,689
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(90,100,000)	(90,100,000)	(7,631)	(227,502)	219,871
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(90,130,000)	(90,130,000)	(40,793)	(252,364)	211,571
4M IRS	MS & Co. Int. PLC	0.000	01/14/2021	(21,340,000)	(21,340,000)	(546)	(66,990)	66,444
6M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(85,250,000)	(85,250,000)	(233,508)	(231,369)	(2,139)
6M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(85,250,000)	(85,250,000)	(151,634)	(149,382)	(2,252)

				(596,630,000)	$(596,630,000)	$(1,273,933)	$(2,186,108)	$912,176

Total written option contracts				(1,284,000,000)	$(1,284,000,000)	$(3,681,015)	$(6,191,904)	$2,510,889

TOTAL				(1,018,450,000)	$(1,018,450,000)	$(2,548,800)	$(4,021,560)	$1,472,760

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Month Interest Rate Swaptions
4M IRS	— 4 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 35	— CDX North America Investment Grade Index 35
CS International (London)	— Credit Suisse International (London)
IBOXHY	— Markit iBoxx USD Liquid High Yield Index
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly perform price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all ssprincipal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.] Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date.All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Fund’s NAV To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2020:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$295,007,870	$—
Mortgage-Backed Obligations	—	243,225,818	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	46,743,353	58,777	—
Asset-Backed Securities	—	35,898,890	—
Foreign Debt Obligations	—	7,694,223	—
Municipal Debt Obligations	—	5,106,125	—
Investment Company	1,314,005	—	—

Total	$48,057,358	$586,991,703	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(8,537,500)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$2,417,829	$—
Futures Contracts(a)	64,370	—	—
Interest Rate Swap Contracts(a)	—	2,240,331	—
Credit Default Swap Contracts(a)	—	735,713	—
Total Return Swap Contracts(a)	—	146,282	—
Purchased Option Contracts	—	254,660	—

Total	$64,370	$5,794,815	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,582,285)	$—
Futures Contracts(a)	(372,830)	—	—
Interest Rate Swap Contracts(a)	—	(600,504)	—
Credit Default Swap Contracts(a)	—	(105,164)	—
Written Option Contracts	—	(648,643)	—

Total	$(372,830)	$(3,936,596)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$843,032,820	$—
Foreign Debt Obligations	20,017,635	25,604,659	—
Asset-Backed Securities	—	119,820,022	—
Mortgage-Backed Obligations	—	696,821,750	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	496,758,369	73,000,853	—
Municipal Debt Obligations	—	25,061,093	—
Investment Company	368,202,603	—	—

Total	$884,978,607	$1,783,341,197	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(12,795,937)	$—

Total	$—	$(12,795,937)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$218,850	$—
Futures Contracts(a)	273,640	—	—
Interest Rate Swap Contracts(a)	—	3,294,447	—
Credit Default Swap Contracts(a)	—	2,529,734	—
Options Purchased	—	347,820	—

Total	$273,640	$6,390,851	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(1,659,105)	$—
Futures Contracts(a)	(640,368)	—	—
Interest Rate Swap Contracts(a)	—	(756,796)	—
Credit Default Swap Contracts(a)	—	(98,112)	—
Written option contracts	—	(889,393)	—

Total	$(640,368)	$(3,403,406)	$—

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$140,757,039	$83,930,156	$—
Corporate Obligations	—	302,511,138	—
Asset-Backed Securities	—	47,705,911	—
Mortgage-Backed Obligations	—	159,971,894	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	6,523,003	1,786,481	—
Investment Company	10,254,446	—	—

Total	$157,534,488	$595,905,580	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,264,062)	$—

Total	$—	$(4,264,062)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,922,406	$—
Futures Contracts(a)	398,906	—	—
Interest Rate Swap Contracts(a)	—	3,002,135	—
Credit Default Swap Contracts(a)	—	893,471	—
Options Purchased	—	270,444	—

Total	$398,906	$6,088,456	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(6,648,631)	$—
Futures Contracts(a)	(377,766)	—	—
Interest Rate Swap Contracts(a)	—	(1,258,047)	—
Credit Default Swap Contracts(a)	—	(69,505)	—
Written option contracts	—	(678,354)	—

Total	$(377,766)	$(8,654,537)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$2,764,198	$399,550
Corporate Obligations	—	89,738,507	—
Mortgage-Backed Obligations	—	18,514,786	—
Foreign Debt Obligations	—	11,480,796	—
U.S. Treasury Obligations	3,585,047	—	—
Investment Company	3,026,836	—	—

Total	$6,611,883	$122,498,287	$399,550

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$488	$—
Futures Contracts	27,113	—	—
Interest Rate Swap Contracts	—	1,829	—
Credit Default Swap Contracts	—	106,228	—

Total	$27,113	$108,545	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(153,068)	$—
Futures Contracts	(39,664)	—	—
Interest Rate Swap Contracts	—	(875)	—
Credit Default Swap Contracts	—	(4,587)	—

Total	$(39,664)	$(158,530)	$—

LONG SHORT CREDIT STRATEGIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$25,633,518	$176,823
Other Secured Obligations	$—	$13,839,687	$—
Unsecured Debt Obligations	$—	$66,835,769	$—
U.S Treasury Obligations	$3,999,145	$—	$—
Unfunded Loan Committment		116
Common Stock and/or Other Equity Investments
North America	17,942	—	—
Investment Company	4,190,279	—	—

Total	$8,207,366	$106,309,090	$176,823

Derivative Type

Liabilities(a)
Interest Rate Swap Contracts	$—	$(2,378)	$—
Credit Default Swap Contracts	—	(1,374,136)	—

Total	$—	$(1,376,514)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$23,142,226	$—
Corporate Obligations	—	465,525,889	—
Mortgage-Backed Obligations	—	571,497,520	—
Asset-Backed Securities	—	119,879,042	—
Foreign Debt Obligations	—	26,652,604	—
Municipal Debt Obligations	—	9,935,581	—
U.S. Treasury Obligations	1,412,423	—	—
Unfunded Loan Commitment(a)	—	2,550	—
Exchange Traded Fund	22,156,889	—	—
Investment Company	13,230,008	—	—

Total	$36,799,320	$1,216,635,412	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$5,629,025	$—
Futures Contracts(a)	472,278	—	—
Interest Rate Swap Contracts(a)	—	15,999,544	—
Credit Default Swap Contracts(a)	—	8,501,852	—
Total Return Swap Contracts	—	617,471	—
Options Purchased	—	1,132,215	—

Total	$472,278	$31,880,107	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(7,088,775)	$—
Futures Contracts(a)	(1,135,743)	—	—
Interest Rate Swap Contracts(a)	—	(4,022,539)	—
Credit Default Swap Contracts(a)	—	(424,611)	—
Written option contracts	—	(3,681,015)	—

Total	$(1,135,743)	$(15,216,940)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to a Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Funds, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Funds from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Funds may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Funds’ performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of the loans, and, as a result, a Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Core Fixed Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.